                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4096
-------------------------------------------------------------------------------

                           MFS MUNICIPAL SERIES TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: March 31
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2006
-------------------------------------------------------------------------------

This Form N-CSR is being filed for the purpose of amending and restating the Form N-CSR filed on December 6, 2006 (Accession No. 0000950156-06-000623).

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT


[graphic omitted]


9/30/06 SEMIANNUAL REPORT

MFS(R) MUNICIPAL SERIES TRUST FOR THE STATES OF: ALABAMA, ARKANSAS, CALIFORNIA, FLORIDA, GEORGIA, MARYLAND, AND MASSACHUSETTS

                                                                       MSTA-SEM

MFS(R) Municipal Series Trust

(As Restated)

Alabama, Arkansas, California, Florida,
Georgia, Maryland, and Massachusetts

LETTER FROM THE CEO                                               1
-------------------------------------------------------------------
PORTFOLIO COMPOSITION                                             2
-------------------------------------------------------------------
EXPENSE TABLES                                                    5
-------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                          8
-------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                             37
-------------------------------------------------------------------
STATEMENTS OF OPERATIONS                                         41
-------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                              43
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             45
-------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                    60
-------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                    75
-------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                            79
-------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                   79
-------------------------------------------------------------------
CONTACT INFORMATION                                      BACK COVER
-------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

--------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------

[Photo of Robert J. Manning]

LETTER FROM THE CEO
(Not Restated)

Dear Shareholders:

      What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

      Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

      What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

      At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION (As Restated)

MFS(R) Alabama Municipal Bond Fund

Municipal Bonds                                            106.0%
Cash & Other Net Assets                                    (6.0)%

TOP FIVE INDUSTRIES (i)

Water & Sewer Utility Revenue                               16.2%
-----------------------------------------------------------------
Healthcare Revenue - Hospitals                              14.4%
-----------------------------------------------------------------
General Obligations - General Purpose                       13.6%
-----------------------------------------------------------------
Utilities - Municipal Owned                                 10.2%
-----------------------------------------------------------------
State & Local Agencies                                       8.7%
-----------------------------------------------------------------

CREDIT QUALITY OF BONDS (r)

AAA                                                         68.5%
-----------------------------------------------------------------
AA                                                          13.7%
-----------------------------------------------------------------
A                                                            4.6%
-----------------------------------------------------------------
BBB                                                         10.2%
-----------------------------------------------------------------
B                                                            0.3%
-----------------------------------------------------------------
Not Rated                                                    2.7%
-----------------------------------------------------------------

PORTFOLIO FACTS

Average Duration (d)                                          5.5
-----------------------------------------------------------------
Average Life (m)                                        14.4 yrs.
-----------------------------------------------------------------
Average Maturity (m)                                    16.4 yrs.
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (long-term) (a)                                     AA
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (short-term) (a)                                   A-1
-----------------------------------------------------------------

MFS(R) Arkansas Municipal Bond Fund

Municipal Bonds                                            104.5%
Cash & Other Net Assets                                     (4.5)%

TOP FIVE INDUSTRIES (i)

Universities - Colleges                                     16.9%
-----------------------------------------------------------------
General Obligations - General Purpose                       13.1%
-----------------------------------------------------------------
Single Family Housing - State                               10.0%
-----------------------------------------------------------------
Water & Sewer Utility Revenue                                9.7%
-----------------------------------------------------------------
Healthcare Revenue - Hospitals                               9.2%
-----------------------------------------------------------------

CREDIT QUALITY OF BONDS (r)

AAA                                                         72.4%
-----------------------------------------------------------------
AA                                                           8.6%
-----------------------------------------------------------------
A                                                            7.8%
-----------------------------------------------------------------
BBB                                                          9.9%
-----------------------------------------------------------------
BB                                                           0.3%
-----------------------------------------------------------------
B                                                            0.6%
-----------------------------------------------------------------
Not Rated                                                    0.4%
-----------------------------------------------------------------

PORTFOLIO FACTS

Average Duration (d)                                          7.0
-----------------------------------------------------------------
Average Life (m)                                        16.3 yrs.
-----------------------------------------------------------------
Average Maturity (m)                                    17.0 yrs.
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (long-term) (a)                                     AA
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (short-term) (a)                                   A-1
-----------------------------------------------------------------

MFS(R) California Municipal Bond Fund

Municipal Bonds                                            105.2%
Cash & Other Net Assets                                     (5.2)%

TOP FIVE INDUSTRIES (i)

General Obligations - Schools                               18.9%
-----------------------------------------------------------------
State & Local Agencies                                      14.8%
-----------------------------------------------------------------
Healthcare Revenue - Hospitals                              11.0%
-----------------------------------------------------------------
General Obligations - General Purpose                       10.7%
-----------------------------------------------------------------
Universities - Colleges                                      8.9%
-----------------------------------------------------------------

CREDIT QUALITY OF BONDS (r)

AAA                                                         52.9%
-----------------------------------------------------------------
AA                                                           4.7%
-----------------------------------------------------------------
A                                                           18.5%
-----------------------------------------------------------------
BBB                                                         15.8%
-----------------------------------------------------------------
BB                                                           0.6%
-----------------------------------------------------------------
B                                                            0.7%
-----------------------------------------------------------------
Not Rated                                                    6.8%
-----------------------------------------------------------------

PORTFOLIO FACTS

Average Duration (d)                                          6.6
-----------------------------------------------------------------
Average Life (m)                                        15.8 yrs.
-----------------------------------------------------------------
Average Maturity (m)                                    18.2 yrs.
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (long-term) (a)                                    AA-
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (short-term) (a)                                   A-1
-----------------------------------------------------------------

MFS(R) Florida Municipal Bond Fund

Municipal Bonds                                            105.5%
Cash & Other Net Assets                                     (5.5)%

TOP FIVE INDUSTRIES (i)

Healthcare Revenue - Hospitals                              17.3%
-----------------------------------------------------------------
Water & Sewer Utility Revenue                               15.0%
-----------------------------------------------------------------
General Obligations - General Purpose                       12.2%
-----------------------------------------------------------------
General Obligations - Schools                                8.5%
-----------------------------------------------------------------
Tax Assessment                                               7.8%
-----------------------------------------------------------------

CREDIT QUALITY OF BONDS (r)

AAA                                                         60.4%
-----------------------------------------------------------------
AA                                                          10.3%
-----------------------------------------------------------------
A                                                            8.4%
-----------------------------------------------------------------
BBB                                                         11.2%
-----------------------------------------------------------------
BB                                                           0.7%
-----------------------------------------------------------------
B                                                            0.3%
-----------------------------------------------------------------
Not Rated                                                    8.7%
-----------------------------------------------------------------

PORTFOLIO FACTS

Average Duration (d)                                          6.3
-----------------------------------------------------------------
Average Life (m)                                        17.1 yrs.
-----------------------------------------------------------------
Average Maturity (m)                                    18.1 yrs.
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (long-term) (a)                                     AA
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (short-term) (a)                                   A-1
-----------------------------------------------------------------

MFS(R) Georgia Municipal Bond Fund

Municipal Bonds                                            106.6%
Cash & Other Net Assets                                     (6.0)%

TOP FIVE INDUSTRIES (i)

Water & Sewer Utility Revenue                               31.3%
-----------------------------------------------------------------
Healthcare Revenue - Hospitals                               9.5%
-----------------------------------------------------------------
Universities - Colleges                                      9.5%
-----------------------------------------------------------------
General Obligations - Schools                                7.7%
-----------------------------------------------------------------
General Obligations - General Purpose                        6.1%
-----------------------------------------------------------------

CREDIT QUALITY OF BONDS (r)

AAA                                                         45.6%
-----------------------------------------------------------------
AA                                                          29.9%
-----------------------------------------------------------------
A                                                            9.7%
-----------------------------------------------------------------
BBB                                                         10.5%
-----------------------------------------------------------------
BB                                                           0.4%
-----------------------------------------------------------------
B                                                            0.3%
-----------------------------------------------------------------
Not Rated                                                    3.6%
-----------------------------------------------------------------

PORTFOLIO FACTS

Average Duration (d)                                          6.2
-----------------------------------------------------------------
Average Life (m)                                        14.2 yrs.
-----------------------------------------------------------------
Average Maturity (m)                                    16.2 yrs.
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (long-term) (a)                                     AA
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (short-term) (a)                                   A-1
-----------------------------------------------------------------

MFS(R) Maryland Municipal Bond Fund
(Not Restated)

Bonds                                                        97.2%
Cash & Other Net Assets                                       2.8%


TOP FIVE INDUSTRIES (i)

Healthcare Revenue - Hospitals                              19.1%
-----------------------------------------------------------------
General Obligations - Improvement                           14.4%
-----------------------------------------------------------------
Universities - Colleges                                     11.4%
-----------------------------------------------------------------
General Obligations - General Purpose                        6.4%
-----------------------------------------------------------------
Water & Sewer Utility Revenue                                5.6%
-----------------------------------------------------------------

CREDIT QUALITY OF BONDS (r)

AAA                                                         41.2%
-----------------------------------------------------------------
AA                                                          16.9%
-----------------------------------------------------------------
A                                                           19.2%
-----------------------------------------------------------------
BBB                                                         15.5%
-----------------------------------------------------------------
BB                                                           1.1%
-----------------------------------------------------------------
B                                                            0.3%
-----------------------------------------------------------------
Not Rated                                                    5.8%
-----------------------------------------------------------------

PORTFOLIO FACTS

Average Duration (d)                                          6.7
-----------------------------------------------------------------
Average Life (m)                                        16.8 yrs.
-----------------------------------------------------------------
Average Maturity (m)                                    17.9 yrs.
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (long-term) (a)                                    AA-
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (short-term) (a)                                   A-1
-----------------------------------------------------------------

MFS(R) Massachusetts Municipal Bond Fund

Municipal Bonds                                            105.4%
Cash & Other Net Assets                                     (5.4)%

TOP FIVE INDUSTRIES (i)

Universities - Colleges                                     20.2%
-----------------------------------------------------------------
General Obligations - General Purpose                       14.2%
-----------------------------------------------------------------
Healthcare Revenue - Hospitals                              11.3%
-----------------------------------------------------------------
Water & Sewer Utility Revenue                                7.8%
-----------------------------------------------------------------
General Obligations - Improvement                            7.6%
-----------------------------------------------------------------

CREDIT QUALITY OF BONDS (r)

AAA                                                         49.0%
-----------------------------------------------------------------
AA                                                          25.0%
-----------------------------------------------------------------
A                                                            8.5%
-----------------------------------------------------------------
BBB                                                         15.4%
-----------------------------------------------------------------
BB                                                           0.7%
-----------------------------------------------------------------
Not Rated                                                    1.4%
-----------------------------------------------------------------

PORTFOLIO FACTS

Average Duration (d)                                          6.3
-----------------------------------------------------------------
Average Life (m)                                        14.7 yrs.
-----------------------------------------------------------------
Average Maturity (m)                                    17.6 yrs.
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (long-term) (a)                                     AA
-----------------------------------------------------------------
Average Credit Quality of Rated
-----------------------------------------------------------------
Securities (short-term) (a)                                   A-1
-----------------------------------------------------------------


(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category.

Percentages are based on the total market value of investments as of 09/30/06. Percentages are based on net assets as of 09/30/06, unless otherwise noted.

The portfolios are actively managed and current holdings may be different.

EXPENSE TABLES (As Restated)

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, APRIL 1, 2006, THROUGH SEPTEMBER 30, 2006.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) ALABAMA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                  Expenses
                         Annualized  Beginning        Ending     Paid During
                          Expense  Account Value  Account Value  Period (p)
Share Class                Ratio     4/01/06        9/30/06     4/01/06-9/30/06
-------------------------------------------------------------------------------
        Actual             1.16%    $1,000.00      $1,029.80        $5.90
     A  -----------------------------------------------------------------------
        Hypothetical (h)   1.16%    $1,000.00      $1,019.25        $5.87
-------------------------------------------------------------------------------
        Actual             1.91%    $1,000.00      $1,026.00        $9.70
     B  -----------------------------------------------------------------------
        Hypothetical (h)   1.91%    $1,000.00      $1,015.49        $9.65
-------------------------------------------------------------------------------

(h)   5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

MFS(R) ARKANSAS MUNICIPAL BOND FUND

----------------------------------------------------------------------------------------------------------
                                                                                            Expenses
                                         Annualized     Beginning         Ending           Paid During
                                          Expense      Account Value   Account Value        Period (p)
    Share Class                            Ratio        4/01/06         9/30/06           4/01/06-9/30/06
----------------------------------------------------------------------------------------------------------
                   Actual                     0.91%       $1,000.00       $1,031.90                  $4.64
         A         ---------------------------------------------------------------------------------------
                   Hypothetical (h)           0.91%       $1,000.00       $1,020.51                  $4.61
----------------------------------------------------------------------------------------------------------
                   Actual                     1.67%       $1,000.00       $1,028.00                  $8.49
         B         ---------------------------------------------------------------------------------------
                   Hypothetical (h)           1.67%       $1,000.00       $1,016.70                  $8.44
----------------------------------------------------------------------------------------------------------

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

----------------------------------------------------------------------------------------------------------
                                                                                            Expenses
                                         Annualized     Beginning         Ending           Paid During
                                          Expense      Account Value   Account Value        Period (p)
    Share Class                            Ratio        4/01/06         9/30/06           4/01/06-9/30/06
----------------------------------------------------------------------------------------------------------
                   Actual                     0.89%       $1,000.00       $1,031.90                  $4.53
         A         ---------------------------------------------------------------------------------------
                   Hypothetical (h)           0.89%       $1,000.00       $1,020.61                  $4.51
----------------------------------------------------------------------------------------------------------
                   Actual                     1.65%       $1,000.00       $1,029.80                  $8.40
         B         ---------------------------------------------------------------------------------------
                   Hypothetical (h)           1.65%       $1,000.00       $1,016.80                  $8.34
----------------------------------------------------------------------------------------------------------
                   Actual                     1.79%       $1,000.00       $1,027.30                  $9.10
         C         ---------------------------------------------------------------------------------------
                   Hypothetical (h)           1.79%       $1,000.00       $1,016.09                  $9.05
----------------------------------------------------------------------------------------------------------

MFS(R) FLORIDA MUNICIPAL BOND FUND

----------------------------------------------------------------------------------------------------------
                                                                                             Expenses
                                         Annualized     Beginning         Ending           Paid During
                                          Expense      Account Value   Account Value         Period (p)
    Share Class                            Ratio        4/01/06          9/30/06          4/01/06-9/30/06
----------------------------------------------------------------------------------------------------------
                   Actual                     0.94%       $1,000.00       $1,031.60                  $4.79
         A         ---------------------------------------------------------------------------------------
                   Hypothetical (h)           0.94%       $1,000.00       $1,020.36                  $4.76
----------------------------------------------------------------------------------------------------------
                   Actual                     1.70%       $1,000.00       $1,027.70                  $8.64
         B         ---------------------------------------------------------------------------------------
                   Hypothetical (h)           1.70%       $1,000.00       $1,016.55                  $8.59
----------------------------------------------------------------------------------------------------------

MFS(R) GEORGIA MUNICIPAL BOND FUND

----------------------------------------------------------------------------------------------------------
                                                                                            Expenses
                                         Annualized     Beginning         Ending           Paid During
                                          Expense      Account Value   Account Value        Period (p)
    Share Class                           Ratio         4/01/06         9/30/06           4/01/06-9/30/06
----------------------------------------------------------------------------------------------------------
                   Actual                     1.23%       $1,000.00       $1,032.70                 $ 6.27
         A         ---------------------------------------------------------------------------------------
                   Hypothetical (h)           1.23%       $1,000.00       $1,018.90                 $ 6.23
----------------------------------------------------------------------------------------------------------
                   Actual                     1.98%       $1,000.00       $1,028.80                 $10.07
         B        ----------------------------------------------------------------------------------------
                   Hypothetical (h)           1.98%       $1,000.00       $1,015.14                 $10.00
----------------------------------------------------------------------------------------------------------

MFS(R) MARYLAND MUNICIPAL BOND FUND (Not Restated)

----------------------------------------------------------------------------------------------------------
                                                                                             Expenses
                                         Annualized     Beginning         Ending           Paid During
                                          Expense      Account Value   Account Value        Period (p)
    Share Class                           Ratio         4/01/06         9/30/06           4/01/06-9/30/06
----------------------------------------------------------------------------------------------------------
                   Actual                     0.93%       $1,000.00       $1,030.90                  $4.73
         A         ---------------------------------------------------------------------------------------
                   Hypothetical (h)           0.93%       $1,000.00       $1,020.41                  $4.71
----------------------------------------------------------------------------------------------------------
                   Actual                     1.58%       $1,000.00       $1,028.50                  $8.03
         B         ---------------------------------------------------------------------------------------
                   Hypothetical (h)           1.58%       $1,000.00       $1,017.15                  $7.99
----------------------------------------------------------------------------------------------------------

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

----------------------------------------------------------------------------------------------------------
                                                                                            Expenses
                                         Annualized     Beginning         Ending           Paid During
                                          Expense      Account Value   Account Value        Period (p)
    Share Class                            Ratio         4/01/06         9/30/06          4/01/06-9/30/06
----------------------------------------------------------------------------------------------------------
                   Actual                     1.15%       $1,000.00       $1,031.30                  $5.86
         A        ----------------------------------------------------------------------------------------
                   Hypothetical (h)           1.15%       $1,000.00       $1,019.30                  $5.82
----------------------------------------------------------------------------------------------------------
                   Actual                     1.80%       $1,000.00       $1,028.00                  $9.15
         B         ---------------------------------------------------------------------------------------
                   Hypothetical (h)           1.80%       $1,000.00       $1,016.04                  $9.10
----------------------------------------------------------------------------------------------------------

(h)   5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/06 (unaudited) (As Restated - See Note 8)

MFS(R) ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 104.7%

ISSUER                                                                 SHARES/PAR              VALUE ($)
------                                                                 ----------              ---------
Airport & Port Revenue - 2.4%
Alabama Docks Department Facilities Rev.,
MBIA, 5.5%, 2022                                                      $ 1,000,000             $  1,049,880
Alabama Port Authority Docks Facility, MBIA,
5.25%, 2026                                                             1,000,000                1,046,840
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,096,720
----------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 13.5%
Boaz, AL, School Warrants,  "A ", XLCA,
5%, 2025                                                              $ 1,000,000             $  1,050,990
Boaz, AL, School Warrants,  "A ", XLCA,
5%, 2029                                                                  650,000                  680,089
Fairfield, AL, Refunding Warrants, AMBAC,
5.25%, 2025                                                             1,030,000                1,102,213
Gadsden, AL, Warrants,  "B ", AMBAC,
5.125%, 2028                                                            1,500,000                1,603,860
Hoover, AL,  "B ", 6%, 2010 (c)                                           500,000                  541,790
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                750,000                  821,850
Jefferson County, AL, School Warrants, FSA,
5.5%, 2020                                                              1,750,000                1,846,985
Mobile County, AL, 6%, 2009 (c)                                         1,345,000                1,432,008
Morgan County, AL, Warrants, AMBAC,
5%, 2028                                                                1,380,000                1,448,517
Puerto Rico Commonwealth, Public
Improvement,  "A ", 5.25%, 2030                                         1,000,000                1,067,500
----------------------------------------------------------------------------------------------------------
                                                                                              $ 11,595,802
----------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 6.2%
Birmingham, AL,  "A ", 5.75%, 2017                                    $ 1,000,000             $  1,080,010
Birmingham, AL,  "B ", 5.75%, 2009 (c)                                  1,820,000                1,936,243
Birmingham, AL,  "B ", 5.75%, 2019                                        180,000                  190,836
Montgomery, AL, Warrants, MBIA, 5.1%, 2021                              1,005,000                1,060,838
Puerto Rico Municipal Finance Agency,
FSA, 5.25%, 2009 (c)(u)                                                 1,000,000                1,063,200
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,331,127
----------------------------------------------------------------------------------------------------------
General Obligations - Schools - 5.7%
Bessemer, AL, School Warrants, AMBAC,
5.5%, 2020                                                            $ 2,015,000             $  2,161,087
Phenix City, AL, AMBAC, 5.65%, 2010 (c)                                 1,500,000                1,635,615
Tuscaloosa, AL, Warrants, 5.7%, 2010 (c)                                1,000,000                1,074,470
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,871,172
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 14.2%
Alabama Special Care Facilities Financing
Authority (Daughters of Charity), AMBAC,
ETM, 5%, 2025 (c)                                                     $ 1,500,000             $  1,508,565
Alexander City, AL, Special Care Facilities
Financing Authority Medical Facilities Rev.
(Russell Hospital Corp.),  "A ", 5.75%, 2036                              500,000                  524,635
Birmingham Medical Center, East Alabama,
Special Health Care Facilities, Eastern Health
Systems,  "B ", 5%, 2018                                              $   500,000             $    504,520
Birmingham, AL, Baptist Health Systems,  "A"
(Baptist Medical Center), 5.625%, 2015                                    300,000                  319,620
Birmingham, AL, Baptist Medical Center,
Special Care Facilities Rev. (Baptist Health
Systems, Inc.),  "A ", 5%, 2030                                           200,000                  204,546
Health Care Authority For Baptist Health,  "D ",
5%, 2021                                                                  400,000                  417,840
Houston County, AL, Health Care Authority,
AMBAC, 6.125%, 2009 (c)                                                 1,000,000                1,082,360
Huntsville, AL, Health Care Authority Rev.,
5.625%, 2026                                                              950,000                  999,258
Huntsville, AL, Health Care Authority Rev.,
 "A ", MBIA, 5%, 2023                                                   1,000,000                1,026,390
Lauderdale County & Florence, AL, Health Care
Authority Rev. (Eliza Coffee Memorial
Hospital), MBIA, 5.75%, 2008 (c)                                        1,000,000                1,037,810
Lauderdale County & Florence, AL, Health Care
Authority Rev.,  "A"  (Coffee Health Group),
MBIA, 5.75%, 2014                                                       1,000,000                1,060,620
Marshall County, AL, Health Care Authority
Rev.,  "A ", 5.75%, 2032                                                1,065,000                1,128,240
Montgomery, AL, Medical Clinic Board Rev.
(Jackson Hospital & Clinic), AMBAC,
5.875%, 2016                                                            1,000,000                1,018,730
Montgomery, AL, Special Care Facilities,
Financing Authority Rev. (Baptist Health),
 "A-2 ", MBIA, 0% to 2007, 5% to 2014 (c)                               1,135,000                1,161,480
Valley, AL, Special Care Facilities Financing
Authority,  "A"  (Lanier Memorial Hospital),
5.65%, 2022                                                               225,000                  226,906
----------------------------------------------------------------------------------------------------------
                                                                                              $ 12,221,520
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.6%
Mobile County, AL, Industrial Development
Authority Rev. (Ipsco, Inc.), 6.875%, 2030                            $   500,000             $    532,170
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.5%
Fairfield, AL, Environment Improvement Rev.
(USX Corp.), 5.4%, 2016                                               $   400,000             $    431,152
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 3.7%
Butler, AL, Industrial Development Board, Solid
Waste Disposal Rev. (Georgia Pacific Corp.),
5.75%, 2028                                                           $   200,000             $    204,722
Camden, AL, Industrial Development Board
Exempt Rev.,  "B"  (Weyerhaeuser),
6.375%, 2024                                                              500,000                  549,415
Mobile, AL, Industrial Development Board
Improvement Rev.,  "A"  (International Paper
Co.), 6.35%, 2016                                                         650,000                  690,781
Mobile, AL, Industrial Development Board
Improvement Rev.,  "B"  (International Paper
Co.), 6.45%, 2019                                                         350,000                  371,812
Phenix City, AL, Environmental Improvement
Rev.,  "A"  (MeadWestvaco), 6.35%, 2035                                   750,000                  819,667
Selma, AL, Industrial Development Board,  "A"
(International Paper Co.), 6.7%, 2018                                     500,000                  537,250
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,173,647
----------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.8%
Birmingham, AL, Downtown Redevelopment
Authority Rev. (Social Security Administrative
Building), ETM, 12.5%, 2010 (c)                                       $ 1,290,000             $  1,516,227
----------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.5%
Alabama Housing Finance Authority, Multi-
Family Residential Development Rev.,  "K"
(South Bay Apartments), FNMA, 5.875%, 2021                            $   960,000             $  1,012,973
Alabama Housing Finance Authority, Multi-
Family Residential Development Rev., FHA,
7.25%, 2023                                                             1,080,000                1,088,716
Birmingham, AL, Multi-Family Housing Rev.,
 "C"  (Beaconview Apartments), 8%, 2030 (d)                               395,000                   19,750
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,121,439
----------------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.3%
Alabama Housing Finance Authority, Collateral
Home Mortgage Bond Program II,  "B ",
5.15%, 2019                                                           $    55,000             $     56,337
Alabama Housing Finance Authority, Single
Family Mortgage Rev., Collateral Home
Mortgage Bond Program I,  "B-1 ", 5.7%, 2015                              375,000                  383,809
Alabama Housing Finance Authority, Single
Family Mortgage Rev., Collateral Home
Mortgage Bond Program II,  "A-2 ", GNMA,
5.4%, 2022                                                                605,000                  618,044
Alabama Housing Finance Authority, Single
Family Mortgage Rev., Collateral Home

Mortgage Bond Program II,  "B ", 5.15%, 2019                               60,000                   61,459
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,119,649
----------------------------------------------------------------------------------------------------------
State & Local Agencies - 9.9%
Alabama Building Renovation Authority,
AMBAC, 6%, 2014                                                       $ 1,515,000             $  1,640,487
Alabama Building Renovation Finance
Authority, FSA, 4.5%, 2031                                                500,000                  500,760
Alabama Public School & College, Capital
Improvement,  "A ", 5%, 2019                                              500,000                  523,085
Alabama Public School & College, Capital
Improvement,  "C ", 5.75%, 2017                                         1,000,000                1,066,210
Alabama Public School & College, Capital
Improvement,  "C ", 5.75%, 2018                                         1,035,000                1,103,527
Jefferson County, AL, Board of Education,  "A ",
FSA, 5.8%, 2007 (c)                                                   $   865,000             $    889,246
Montgomery County, AL, Public Building

Authority Rev., MBIA, 5%, 2031                                            500,000                  525,645
Puerto Rico Public Finance Corp., AMBAC,
5.375%, 2013 (u)                                                        1,000,000                1,104,830
Puerto Rico Public Finance Corp., AMBAC,
5.375%, 2016 (u)                                                        1,000,000                1,131,470
----------------------------------------------------------------------------------------------------------
                                                                                              $  8,485,260
----------------------------------------------------------------------------------------------------------
Tax - Other - 1.2%
Virgin Islands Public Finance Authority,  "A ",
5.5%, 2018                                                            $ 1,000,000             $  1,036,320
----------------------------------------------------------------------------------------------------------

Tobacco - 0.5%
Children's Trust Fund, Tobacco Settlement

Rev., Puerto Rico, 5.375%, 2033                                       $   450,000             $    464,247
----------------------------------------------------------------------------------------------------------

Universities - Colleges - 7.2%
Alabama Board of Education Rev., Refunding
& Improvement (Southern Union State
Community College), MBIA, 5%, 2022                                    $ 1,000,000             $  1,049,620
Alabama Private Colleges & Universities,
Facilities Authority Rev. (Tuskegee University),
ASST GTY, 4.75%, 2026                                                   1,000,000                1,023,590
Auburn University, General Fee Rev., AMBAC,
5%, 2029                                                                1,000,000                1,049,200
Mobile, AL, Spring Hill College, Educational
Building Authority Rev.,  "A ", 5.25%, 2034                             1,360,000                1,448,604
University of Alabama, General Rev.,  "A ",
MBIA, 5%, 2029                                                          1,000,000                1,050,990
University of Alabama, University Rev., General

Fee, FGIC, 5%, 2021                                                       525,000                  555,697
----------------------------------------------------------------------------------------------------------
                                                                                              $  6,177,701
----------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 16.2%
Alabama Municipal Electric Power Authority,
 "A ", MBIA, 5%, 2023                                                 $ 1,000,000             $  1,058,150
Guam Power Authority Rev., AMBAC,
5.25%, 2013 (u)                                                         1,000,000                1,061,530
Guam Power Authority Rev., AMBAC,
5%, 2018 (u)                                                            9,000,000                9,383,040
Puerto Rico Electric Power Authority Rev.,  "II ",
5.25%, 2031                                                               875,000                  922,617
Southeastern Alabama Gas District Systems
Rev.,  "A ", AMBAC, 5.5%, 2020                                          1,000,000                1,077,420
Tuskegee, AL, Utilities Board, AMBAC,
5.5%, 2022                                                                400,000                  409,944
----------------------------------------------------------------------------------------------------------
                                                                                              $ 13,912,701
----------------------------------------------------------------------------------------------------------
Utilities - Other - 1.2%
Foley, AL, Utilities Board Utilities Rev., FSA,
5%, 2025                                                              $ 1,000,000             $  1,058,270
----------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 16.1%
Alabama Drinking Water Finance Authority,
Revolving Fund Loan,  "A ", AMBAC, 6%, 2021                           $   725,000             $    783,674
Alabama Drinking Water Finance Authority,
Revolving Fund Loan,  "C ", AMBAC,
5.75%, 2018                                                             1,000,000                1,075,600
Alabama Water Pollution Control Authority,
Revolving Fund Loan,  "B ", AMBAC,
5.5%, 2016                                                              1,000,000                1,006,800
Alabama Water Pollution Control Authority,
Revolving Fund Loan,  "B ", AMBAC,
5.5%, 2020                                                              1,380,000                1,389,384
Alabama Water Pollution Control Authority,
Revolving Fund Loan, AMBAC, 5.75%, 2019                                 1,000,000                1,056,560
Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                                750,000                  786,255
Bessemer, AL, Water Rev., Warrants,  "A ",
AMBAC, 5.75%, 2026                                                      1,000,000                1,021,300
Birmingham, AL, Waterworks & Sewer Board
Rev.,  "A ", FGIC, 5%, 2034                                             1,365,000                1,432,117
Birmingham, AL, Waterworks & Sewer Board
Rev.,  "B ", MBIA, 5%, 2043                                               525,000                  540,839
Jasper, AL, Waterworks & Sewer Board,  "A ",
AMBAC, 5.2%, 2020                                                         750,000                  796,073
Limestone County, AL, Water Authority, FGIC,
5.5%, 2009 (c)                                                          2,650,000                2,769,568
Madison, AL, Water & Wastewater Board,
MBIA, 5.5%, 2019                                                        1,000,000                1,022,850
Ozark, AL, Utilities Board Water & Sewer Rev.,
AMBAC, 5%, 2031                                                           100,000                  104,783
----------------------------------------------------------------------------------------------------------
                                                                                              $ 13,785,803
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $85,399,756)                                          $ 89,930,927
----------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.2%

Jefferson County, AL, Sewer Rev., Capital
Improvement Warrants,  "A ",
3.78%, due 10/05/06                                                   $   100,000             $    100,000
Jefferson County, AL, Sewer Rev., Warrants,
 "B-4 ", 3.78%, due 10/05/06                                              900,000                  900,000
----------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $1,000,000)                                                                 $  1,000,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $86,399,756) (K)                                          $ 90,930,927
----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.9)%                                                         (5,073,258)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $ 85,857,669
----------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                            UNREALIZED
                         NOTIONAL                       CASH FLOWS         CASH FLOWS       APPRECIATION
EXPIRATION                AMOUNT      COUNTERPARTY     TO RECEIVE           TO PAY        (DEPRECIATION)
----------               --------    -------------  ------------------   -------------     ---------------
INTEREST RATE SWAPS
12/01/07           USD   2,000,000   Merrill Lynch        7-Day BMA      2.795% (fixed rate)  $    17,215
1/11/22            USD   1,000,000   Merrill Lynch  5.7628%(fixed rate)   3-Month LIBOR            52,106
11/09/26           USD     750,000   Goldman Sachs   5.787%(fixed rate)   3-Month LIBOR            46,093
11/16/26           USD   1,000,000   Merrill Lynch   5.856%(fixed rate)   3-Month LIBOR            69,467
                                                                                              -----------
                                                                                              $   184,881
                                                                                              -----------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06 (unaudited) (As Restated - See Note 8)

MFS(R) ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 103.3%
----------------------------------------------------------------------------------------------------------
ISSUER                                                                SHARES/PAR               VALUE ($)
----------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 0.6%
----------------------------------------------------------------------------------------------------------
Little Rock, AR, Airport Rev.,  "A ", FSA,
5.25%, 2019                                                           $   800,000             $    834,520
----------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 13.0%
----------------------------------------------------------------------------------------------------------
Arkansas College Savings,  "A ", 0%, 2017                             $ 1,840,000             $  1,183,930
Commonwealth of Puerto Rico, Infrastructure,
ETM, 5.5%, 2019 (u)(c)                                                  2,500,000                2,686,200
Commonwealth of Puerto Rico, Public
Improvement,  "A ", CIFG, 5%, 2034                                      1,000,000                1,046,960
Commonwealth of Puerto Rico, Public
Improvement,  "A', 5.25%, 2027                                          2,000,000                2,146,480
Commonwealth of Puerto Rico, MBIA,
5.75%, 2010 (c)(u)                                                      6,000,000                6,449,640
Puerto Rico Public Buildings Authority Rev.
(State Office Building),  "F ", XLCA,
5.25%, 2025                                                             2,000,000                2,295,820
Sebastian County, AR, Community Refunding
& Improvement, AMBAC, 5.6%, 2007 (c)                                    1,500,000                1,530,180
----------------------------------------------------------------------------------------------------------
                                                                                              $ 17,339,210
----------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 6.4%
----------------------------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency,
FSA, 5.5%, 2009 (c)(u)                                                $ 1,470,000             $  1,562,903
Puerto Rico Municipal Finance Agency,
FSA, 5.5%, 2009 (c)(u)                                                  6,500,000                6,910,800
----------------------------------------------------------------------------------------------------------
                                                                                              $  8,473,703
----------------------------------------------------------------------------------------------------------
General Obligations - Schools - 6.3%
----------------------------------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College
Savings,  "B ", 0%, 2012                                              $ 1,200,000             $    958,548
Arkansas, Capital Appreciation, College
Savings,  "B ", 0%, 2013                                                1,000,000                  765,700
Arkansas, Capital Appreciation, College
Savings,  "B ", 0%, 2014                                                1,150,000                  843,410
Arkansas, Capital Appreciation, College
Savings,  "B ", 0%, 2015                                                1,100,000                  774,730
Little Rock, AR, School District Construction,
 "C ", FSA, 5%, 2017                                                    1,000,000                1,046,990
Little Rock, AR, School District,  "A ", FSA,
5.4%, 2017                                                              1,000,000                1,053,950
Northwest Arkansas Community College
District, Capital Improvement, AMBAC,
5%, 2028                                                                1,380,000                1,461,089
Pine Bluff, AR, School District Construction,
MBIA, 4.75%, 2033                                                       1,500,000                1,515,675
----------------------------------------------------------------------------------------------------------
                                                                                              $  8,420,092
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 9.1%
----------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev.
(Washington Regional Medical Center),
7.25%, 2010 (c)                                                       $   500,000             $    556,010
Arkansas Development Finance Authority,
Health Refunding Rev. (Sister of Mercy),  "A ",
MBIA, 5%, 2013                                                          4,200,000                4,355,862
Batesville, AR, Medical District Rev. (White
River Medical Center), 5.5%, 2024                                         750,000                  784,672
Baxter County, AR, Hospital Rev., Refunding
& Improvement,  "B ", 5.6%, 2021                                        1,500,000                1,552,290
Crittenden County, AR, Hospital Rev.,
Refunding & Improvement, 7.15%, 2025                                      750,000                  759,712
Jefferson County, AR, Hospital Rev.,
Refunding & Improvement (Regional Medical
Center), 5.8%, 2021                                                     1,000,000                1,070,050
Little Rock, AR, Health Facilities Hospital
Board Rev. (Baptist Medical Center),
6.9%, 2009                                                                400,000                  431,792
North Little Rock, AR, Health Facilities Board
Rev. (Baptist Health Facilities), 5.7%, 2022                              500,000                  520,490
Sebastian County, AR, Health Facilities
Improvement Rev. (Sparks Regional Medical
Center),  "A ", 5.25%, 2021                                             1,000,000                1,039,980
Washington County, AR, Hospital Rev.
(Regional Medical Center),  "A ", 5%, 2035                              1,000,000                1,021,100
----------------------------------------------------------------------------------------------------------
                                                                                              $ 12,091,958
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.0%
----------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev.
(Evangelical Lutheran Project),  "B ", AMBAC,
5.375%, 2009 (c)                                                      $ 1,315,000             $  1,402,053
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
----------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                          $   335,000             $    365,110
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.2%
----------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority,
Industrial Facilities Rev. (Potlatch Corp.),  "A ",
7.75%, 2025                                                           $   250,000             $    284,090
Camden, AR, Environmental Improvement
Rev. (International Paper Co.),  "A ",
5%, 2018                                                                  750,000                   65,960
Pine Bluff, AR, Environmental Improvement

(International Paper Co.),  "A ", 5.55%, 2022                             250,000                  256,348
Pine Bluff, AR, Environmental Refunding
(International Paper Co.),  "A ", 6.7%, 2020                              300,000                  324,474
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,630,872
----------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.8%
----------------------------------------------------------------------------------------------------------
Fort Smith, AR, Residential Housing Facilities
Board Rev. (Gorman Towers),  "A ", GNMA,
5.45%, 2037                                                           $ 1,000,000             $  1,034,070
----------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 7.5%
----------------------------------------------------------------------------------------------------------
Harrison, AR, Residential Housing Facilities
Board, Single Family Mortgage Rev., FGIC,
ETM, 7.4%, 2011 (c)                                                   $ 4,000,000             $  4,646,840
Lonoke County, AR, Residential Housing
Facilities Rev.,  "A-2 ",  "FNMA, 7.9%, 2011                               76,793                   78,342
Pulaski County, AR, Public Facilities Board
Rev.,  "A ", GNMA, 5.75%, 2034                                          1,850,000                1,898,600
Pulaski County, AR, Public Facilities Board
Rev.,  "C ", FNMA, 0%, 2014                                             2,750,000                1,899,975
Sherwood, AR, Residential Housing Facilities
Board, Single Family Rev., MBIA,
7.5%, 2010 (c)                                                          1,250,000                1,427,250
----------------------------------------------------------------------------------------------------------
                                                                                              $  9,951,007
----------------------------------------------------------------------------------------------------------
Single Family Housing - State - 9.8%
----------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority
Rev.,  "1 ", 0%, 2011                                                 $   175,000             $    120,111
Arkansas Development Finance Authority
Rev., Mortgage Backed Securities Program,
 "B ", GNMA, 5%, 2029                                                     215,000                  220,779
Arkansas Development Finance Authority
Rev., Mortgage Backed Securities Program,
 "B ", GNMA, 4.45%, 2034                                                1,105,000                1,105,210
Arkansas Development Finance Authority
Rev., Mortgage Backed Securities Program,
 "C ", GNMA, 5.35%, 2027                                                1,560,000                1,596,317
Arkansas Development Finance Authority
Rev., Mortgage Backed Securities Program,
 "E ", GNMA, 5.4%, 2034                                                   790,000                  816,678
Arkansas Development Finance Authority
Rev., Single Family Rev., Mortgage Backed
Securities Program, "D", GNMA,
5.85%, 2024                                                               925,000                  931,780
Arkansas Development Finance Authority,
Mortgage Backed Securities Program,  "C ",
5.625%, 2035                                                            1,740,000                1,851,064
Arkansas Development Finance Authority,
Single Family Mortgage Rev.,  "B ", GNMA,
5.125%, 2024                                                              445,000                  458,377
Arkansas Development Finance Authority,
Single Family Mortgage Rev.,  "B ", GNMA,
4.85%, 2031                                                             1,000,000                1,009,150
Arkansas Development Finance Authority,
Single Family Mortgage Rev.,  "B ", GNMA,
5.25%, 2035                                                             2,675,000                2,765,201
Arkansas Development Finance Authority,
Single Family Rev., Mortgage Backed
Securities Program,  "C ", 5.3%, 2023                                     440,000                  443,243
Arkansas Development Finance Authority,
Single Family Rev., Mortgage Backed
Securities Program,  "I ", GNMA, 5.3%, 2033                               430,000                  437,701
Arkansas Housing Development Agency,
Single Family Rev., Mortgage Program, ETM,
8.375%, 2011 (c)                                                      $ 1,000,000             $  1,205,870
Puerto Rico Housing Finance Authority Rev.,
Mortgage Backed Securities,  "A ",
4.375%, 2017                                                              165,000                  166,186
----------------------------------------------------------------------------------------------------------
                                                                                              $ 13,127,667
----------------------------------------------------------------------------------------------------------
State & Local Agencies - 2.5%
----------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority
Rev., Environmental State Agency Facilities,
 "A ", AMBAC, 5%, 2040                                                $ 2,500,000             $  2,621,525
Arkansas Development Finance Authority,
Economic Development Rev. (Agritecsorbents
LLC)  "B ", 5%, 2018                                                      175,000                  181,270
Arkansas Development Finance Authority,
Economic Development Rev. (Madison
Industrial),  "B ", AMBAC, 5.8%, 2020                                     500,000                  515,465
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,318,260
----------------------------------------------------------------------------------------------------------
Tax - Other - 3.2%
----------------------------------------------------------------------------------------------------------
Little Rock, AR, Hotel & Restaurant Gross
Receipts Tax Rev., 7.375%, 2015                                       $ 2,790,000             $  3,299,510
Virgin Islands Public Finance Authority Rev.,
 "A ", 5.5%, 2022                                                       1,000,000                1,035,150
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,334,660
----------------------------------------------------------------------------------------------------------
Tobacco - 1.8%
----------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority,
Tobacco Settlement Rev. (Cancer Research
Center Project), AMBAC, 0%, 2026                                      $ 2,000,000             $    815,560
Arkansas Development Finance Authority,
Tobacco Settlement Rev. (Cancer Research
Center Project), AMBAC, 0%, 2036                                        1,200,000                  294,672
Arkansas Development Finance Authority,
Tobacco Settlement Rev. (Cancer Research
Center Project), AMBAC, 0%, 2027                                        1,940,000                  748,316
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                                           230,000                  237,282
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.5%, 2039                                             290,000                  300,228
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,396,058
----------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 2.6%
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway &
Transportation Authority,  "B ", MBIA,
5.875%, 2010 (c)                                                      $ 2,000,000             $  2,183,400
Commonwealth of Puerto Rico Highway &
Transportation Authority,  "G ", 5%, 2023                                 750,000                  779,505
Commonwealth of Puerto Rico Highway &
Transportation Authority,  "G ", FGIC,
5%, 2022                                                                  500,000                  531,690
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,494,595
----------------------------------------------------------------------------------------------------------
Universities - Colleges - 16.6%
----------------------------------------------------------------------------------------------------------
Arkansas State University, Student Fee-ASU
(Newport Campus), AMBAC, 5%, 2028                                     $   700,000             $    713,244
Conway, AR, Public Facilities Board, Capital
Improvement Rev. (Hendrix College),  "B ",
5%, 2035                                                                1,000,000                1,021,790
Pulaski, AR, Student Tuition & Fee Rev.
(Technical College), FGIC, 5%, 2029                                     1,820,000                1,895,421
Siloam Springs, AR, Public Education
Facilities, Capital Improvement Rev. (John
Brown University), AMBAC, 5.35%, 2020                                     500,000                  528,340
University of Arkansas, University
Construction Rev. (Monticello), AMBAC,
5%, 2025                                                                1,525,000                1,606,420
University of Arkansas, University
Construction Rev. (UAMS Campus),  "B ",
MBIA, 5%, 2026                                                          1,405,000                1,486,181
University of Arkansas, University
Construction Rev. (UAMS Campus),  "B ",
MBIA, 5%, 2027                                                          1,000,000                1,057,080
University of Arkansas, University
Construction Rev. (UAMS Campus),  "B ",
MBIA, 5%, 2034                                                          3,290,000                3,447,887
University of Arkansas, University Facilities
Rev. (Fayetteville Campus), FGIC, 5%, 2027                              3,155,000                3,297,511
University of Arkansas, University Facilities
Rev. (Fayetteville Campus), FGIC, 5%, 2032                              2,500,000                2,597,775
University of Arkansas, University Facilities
Rev. (Pine Bluff Campus),  "A ", AMBAC,
5%, 2030                                                                1,000,000                1,058,690
University of Arkansas, University Facilities
Rev. (UAMS Campus), FGIC, 5%, 2028                                      2,000,000                2,118,440
University of Central Arkansas Rev.,  "A ",
AMBAC, 5%, 2023                                                         1,100,000                1,116,544
University of Central Arkansas, Student
Housing Rev.,  "C ", FGIC, 5%, 2034                                       250,000                  255,777
----------------------------------------------------------------------------------------------------------
                                                                                              $ 22,201,100
----------------------------------------------------------------------------------------------------------
Universities - Dormitories - 2.6%
----------------------------------------------------------------------------------------------------------
Arkansas State University, Housing Systems
Rev., AMBAC, 5.15%, 2021                                              $ 1,240,000             $  1,301,157
Arkansas Technical University, Housing
Systems Rev., AMBAC, 5.2%, 2026                                         1,000,000                1,081,140
Pope County, AR, Residential Housing,
Facilities Board Rev. (Arkansas Technical
University Project),  "A ", 6%, 2027                                      500,000                  506,680
University of Central Arkansas, Student
Housing Rev.,  "C ", FGIC, 5.25%, 2029                                    500,000                  518,045
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,407,022
----------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.6%
----------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev.
(Entergy Arkansas, Inc., Project), 4.6%, 2017                         $   750,000             $    759,428
----------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 7.7%
----------------------------------------------------------------------------------------------------------
Benton, AR, Utilities Rev., AMBAC, 5%, 2030                           $   470,000             $    488,979
North Little Rock, AR, Electric Rev.,  "A ",
MBIA, 6.5%, 2010                                                        1,650,000                1,743,390
North Little Rock, AR, Electric Rev.,  "A ",
MBIA, 6.5%, 2015                                                        6,000,000                6,955,320
Puerto Rico Electric Power Authority Rev.,
 "NN ", 5.125%, 2024                                                    1,000,000                1,056,160
----------------------------------------------------------------------------------------------------------
                                                                                              $ 10,243,849
----------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 9.7%
----------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority,
Economic Development Rev.,  "I ", AMBAC,
5.65%, 2014                                                           $   375,000             $    379,208
Fort Smith, AR, Water & Sewer Rev.,  "C ",
FSA, 5.25%, 2020                                                        1,315,000                1,408,312
Fort Smith, AR, Water & Sewer Rev., AMBAC,
5.65%, 2009 (c)                                                         1,000,000                1,059,980
Fort Smith, AR, Water & Sewer Rev.,
Refunding & Construction,  "A ", FSA,
5%, 2019                                                                2,125,000                2,230,081
Fort Smith, AR, Water & Sewer Rev.,
Refunding & Construction,  "A ", FSA,
5%, 2021                                                                2,750,000                2,870,780
Little Rock, AR, Sewer Rev., Refunding &
Construction, 5%, 2022                                                  1,750,000                1,823,658
Paragould, AR, Water Sewer & Electric Rev.,
AMBAC, 5.6%, 2010 (c)                                                     765,000                  825,397
South Sebastian County, AR, Water Refunding

Rev., MBIA, 5%, 2038                                                    1,000,000                1,018,580
Virgin Islands Water & Power Authority Rev.,
ASST GTY, 5.3%, 2018                                                    1,250,000                1,300,688
----------------------------------------------------------------------------------------------------------
                                                                                              $ 12,916,684
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $129,731,959)                                         $137,741,918
----------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.8%
----------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second
Lien,  "B ", 3.95%, due 10/12/06                                      $   700,000             $    700,000
Georgia Municipal Electric Authority Rev.,
3.76%, due 10/11/06                                                       300,000                  300,000
State of Oregon,  "73G ", 3.8%, due 10/11/06                              100,000                  100,000
TOTAL FLOATING RATE DEMAND NOTES
----------------------------------------------------------------------------------------------------------
(IDENTIFIED COST, $1,100,000)                                                                 $  1,100,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $130,831,959) (k)                                         $138,841,918
----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.1)%                                                         (5,454,978)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $133,386,940
----------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                             UNREALIZED
                         NOTIONAL                       CASH FLOWS        CASH FLOWS        APPRECIATION
EXPIRATION                AMOUNT     COUNTERPARTY       TO RECEIVE         TO PAY          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD   3,000,000  Merrill Lynch      7-Day LIBOR    2.795% (fixed rate)     $     25,825
11/09/26           USD   1,500,000  Goldman Sachs  5.787% (fixed rate)   3-Month LIBOR              92,186
11/16/26           USD   1,500,000  Merrill Lynch  5.856% (fixed rate)   3-Month LIBOR             104,200
----------------------------------------------------------------------------------------------------------
                                                                                              $    222,211
----------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06  (unaudited) (As Restated - See Note 8)

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 104.2%

----------------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR              VALUE ($)
----------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 4.0%
----------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev.,  "A"  FGIC,
5.25%, 2018                                                           $ 3,500,000             $  3,695,400
Los Angeles, CA, Department of Airports Rev.
(Ontario International Airport),  "A ", FGIC,
6%, 2017                                                                4,100,000                4,150,389
Los Angeles, CA, Harbor Department Rev.,
 "B ", 5.375%, 2023                                                     3,000,000                3,034,080
Palm Springs, CA, Palm Springs International
Airport, 5.55%, 2028                                                      530,000                  542,667
Port Oakland, CA,  "K ", FGIC, 5.75%, 2020                              4,000,000                4,259,680
----------------------------------------------------------------------------------------------------------
                                                                                              $ 15,682,216
----------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 10.6%
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Series
II R 124B, XLCA, 5.5%, 2017 (u)                                       $ 3,000,000             $  3,434,790
Commonwealth of Puerto Rico, Series
II R 184C, FGIC, 5.5%, 2016 (u)                                         6,600,000                7,540,698
Los Angeles, CA, 5.25%, 2014 (u)                                       10,810,000               12,027,747
State of California, 10%, 2007                                          1,055,000                1,118,279
State of California, 5.125%, 2025                                       2,000,000                2,109,040
State of California, 5.25%, 2029                                        2,000,000                2,110,920
State of California, AMBAC, 7.2%, 2008                                  1,600,000                1,688,896
State of California, AMBAC, 6.3%, 2010                                  3,000,000                3,303,090
State of California, AMBAC, 7%, 2010                                    2,000,000                2,257,860
State of California,  "B ",
5.75, 2009 (c)(u)                                                       2,500,000                2,691,425
State of California, Various Purposes,  "91 ",
AMBAC, 5%, 2028                                                         3,000,000                3,158,610
----------------------------------------------------------------------------------------------------------
                                                                                              $ 41,441,355
----------------------------------------------------------------------------------------------------------
General Obligations - Schools - 18.8%
----------------------------------------------------------------------------------------------------------
Antelope Valley, CA (Union High School),
 "A ", MBIA, 5%, 2027                                                 $ 1,500,000             $  1,575,930
Butte Glenn Community College District,  "A ",
MBIA, 5%, 2026                                                          1,885,000                1,982,718
Campbell, CA, Union High School District,
Election of 2002,  "B ", FGIC, 5.5%, 2033                               2,270,000                2,493,754
Campbell, CA, Union High School District,
FSA, 5%, 2021                                                           1,280,000                1,342,669
Capistrano, CA, Union High School District,
 "A ", FGIC, 5.875%, 2020                                               1,185,000                1,295,691
Chaffey, CA, Union High School District,  "C ",
FSA, 5%, 2027                                                           1,000,000                1,051,970
Coast Community College District CA, Capital
Appreciation, Election of 2002,  "C ", FSA,
0%, 2033                                                                5,000,000                1,232,100
Colton, CA, Joint Union School District,  "A ",
FGIC, 5.375%, 2026                                                      1,200,000                1,312,512
Colton, CA, Joint Union School District,
Election of 2001,  "C ", FGIC, 0%, 2032                                 1,000,000                  273,950
Colton, CA, Joint Union School District,
Election of 2001,  "C ", FGIC, 0%, 2033                               $ 3,000,000             $    777,750
Coronad, CA, Union School District,  "A ",
5.7%, 2020                                                              1,285,000                1,397,527
Escondido, CA, Union School District,  "A ",
FSA, 5%, 2026                                                           1,000,000                1,047,740
Folsom Cordova, CA, Union School District,
Facilities Improvement,  "A ", MBIA, 0%, 2025                           1,505,000                  645,178
Gilroy Cauni School District, Election of 2002,
 "N ", FGIC, 5%, 2027                                                   1,190,000                1,264,851
Glendale, CA, Union School District,  "B ",
FSA, 5.5%, 2018                                                         4,275,000                4,474,600
Hillsborough, CA, School District, Capital
Appreciation, Election of 2002,  "B ",
0%, 2023                                                                2,285,000                1,083,867
Hillsborough, CA, School District, Capital
Appreciation, Election of 2002,  "B ",
0%, 2024                                                                2,640,000                1,191,934
Inglewood, CA, Union School District,  "A ",
FGIC, 6%, 2019                                                          1,695,000                1,828,634
Little Lake, CA, City School District,  "A ", FSA,
6.125%, 2010 (c)                                                        1,035,000                1,140,829
Live Oak, CA, School District, Santa Cruz
County, Election of 2004,  "A ", MBIA,
5%, 2033                                                                1,410,000                1,487,057
Los Angeles, CA, Union School District,
Election of 1997,  "E ", MBIA, 5.125%, 2027                             5,000,000                5,275,200
Los Angeles, CA, Union School District,
FSA, 5.25%, 2013 (c)(u)                                                10,000,000               10,829,900
Moreland, CA, School District, Election of
2002,  "B ", FGIC, 0%, 2028                                             1,440,000                  537,120
Moreno Valley, CA, Union School District,
Election of 2004,  "A ", FSA, 5%, 2025                                  1,075,000                1,139,145
Moreno Valley, CA, Union School District,
Election of 2004,  "A ", FSA, 5%, 2026                                  1,715,000                1,814,985
Morgan Hill, CA, Union School District, FGIC,
5.5%, 2010 (c)                                                          2,545,000                2,753,614
Mount Diablo, CA, Unified School District,
Election of 2002,  "N ", MBIA, 5%, 2028                                 2,000,000                2,119,800
Natomas Unified School District CA, Election
of 2006, FGIC, 4.5%, 2029                                               2,065,000                2,074,148
Natomas Union School District, Election of
2002  "B ", FGIC, 5%, 2028                                              1,430,000                1,509,308
Oceanside, CA, Union School District, Election
of 2000,  "C ", MBIA, 5.25%, 2032                                       1,940,000                2,054,887
Palos Verdes Peninsula, CA, Capital
Appreciation,  "N ", FSA, 0%, 2029                                      4,405,000                1,554,084
Perris, CA, Union School District,  "A ", FGIC,
0%, 2027                                                                3,100,000                1,210,147
San Gabriel, CA, Union School District,  "A ",
FSA, 5%, 2024                                                           2,000,000                2,099,720
San Ysidro, CA, School District, AMBAC,
6.125%, 2021                                                              960,000                1,109,184
Santa Clara, CA, Union School District, FGIC,
5.5%, 2019                                                              2,210,000                2,374,159
Santa Maria, CA, Joint Union High School
District,  "A ", FSA, 5.375%, 2015 (c)                                  1,120,000                1,285,458
Santa Maria, CA, Joint Union High School
District,  "A ", FSA, 5.375%, 2015 (c)                                  1,210,000                1,388,753
Sausalito Marin City, CA, School District,
Capital Appreciation, Election of 2004,  "B ",
MBIA, 0%, 2039                                                          1,315,000                  248,233
Sausalito Marin City, CA, School District,
Capital Appreciation, Election of 2004,  "B ",
MBIA, 0%, 2040                                                          1,400,000                  250,278
Tehachapi, CA, Union School District,  "A ",
FGIC, 5.625%, 2009 (c)                                                  1,100,000                1,174,723
Walnut Valley, CA, Union School District,
Election of 2000,  "E ", FSA, 0%, 2028                                  1,535,000                  572,555
Washington, CA, Union School District,
Election of 1999,  "A ", FGIC, 5.625%, 2021                             1,000,000                1,101,530
----------------------------------------------------------------------------------------------------------
                                                                                              $ 73,378,192
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 10.9%
----------------------------------------------------------------------------------------------------------
Abag Finance Authority Rev. (San Diego
Hospital),  "C ", 5.375%, 2020                                        $ 2,000,000             $  2,097,580
California Health Facilities Financing Authority
Rev., Catholic Healthcare West,  "G ",
5.25%, 2023                                                             2,000,000                2,110,380
California Health Facilities Financing Authority
Rev., Cedars Sinai Medical Center, 5%, 2027                             1,000,000                1,043,080
California Health Facilities Financing Authority
Rev., Health Facilities (Adventist Health
Systems),  "A ", 5%, 2033                                               1,750,000                1,792,298
California Statewide Communities
Development Authority Rev. (Henry Mayo
Newhall Memorial Hospital),  "A ", CHFC,
5%, 2018                                                                2,000,000                2,079,200
California Statewide Communities
Development Authority Rev. (Kaiser
Permanente),  "A ", 5.5%, 2032                                          2,000,000                2,121,560
California Statewide Communities
Development Authority Rev. (Los Angeles
Children's Hospital), 5.125%, 2019                                      4,000,000                4,144,040
California Statewide Communities
Development Authority Rev., CHFC, ETM,
0%, 2007 (c)                                                            3,645,000                3,540,133
California Statewide Communities
Development Authority Rev., CHFC, ETM,
0%, 2008 (c)                                                            6,345,000                5,928,007
California Statewide Communities
Development Authority Rev., Health Facilities
(Memorial Health Services),  "A ", 6%, 2023                             1,500,000                1,659,195
California Statewide Communities
Development,  "B ", 5.625%, 2042                                        4,000,000                4,269,760
California Valley Health Systems, COP,
6.875%, 2023                                                              470,000                  470,738
Central California Joint Powers Health
Financing (Community Hospitals of Central
California), 5.625%, 2021                                               1,000,000                1,040,670
Kaweah Delta Health Care District Rev.,
6%, 2034                                                                2,000,000                2,179,720
Rancho Mirage, CA, Joint Powers
(Eisenhower Medical Center), 5.625%, 2029                               3,000,000                3,290,220
Tahoe Forest California Hospital District,  "A ",
5.85%, 2009 (c)                                                           795,000                  857,408
Tahoe Forest California Hospital District,  "A ",
5.85%, 2022                                                               205,000                  215,840
Turlock, CA, Health Facilities Rev. (Emanuel
Medical Center), 5%, 2024                                                 500,000                  509,260
Washington Township, CA, Health Care Rev.,
5% to 2018                                                              1,000,000                1,028,060
West Contra Costa California Healthcare
District, AMBAC, 5.5%, 2029                                             2,000,000                2,171,560
----------------------------------------------------------------------------------------------------------
                                                                                              $ 42,548,709
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.7%
----------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority
Rev. (Paradise Valley Estates), 5.125%, 2022 $                        $ 1,000,000             $  1,049,140
La Verne, CA, COP (Brethren Hillcrest
Homes),  "B ", 6.625%, 2025                                             1,000,000                1,082,020
Millbrae, CA, Residential Facilities Rev.
(Magnolia of Millbrae),  "A ", 7.375%, 2027                               460,000                  478,759
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,609,919
----------------------------------------------------------------------------------------------------------
Human Services - 0.4%
California Statewide Communities
Development Authority (Prides Industries),
7.125%, 2009 (c)                                                      $ 1,640,000             $  1,794,193
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.4%
----------------------------------------------------------------------------------------------------------
California Pollution Control Financing
Authority, Solid Waste Disposal Rev.
(Browning Ferris, Inc.),  "A ", 5.8%, 2016                            $ 2,000,000             $  2,003,020
California Pollution Control Financing
Authority, Solid Waste Disposal Rev. (Waste
Management, Inc.),  "A ", 5.125%, 2031                                  2,250,000                2,348,145
California Pollution Control Financing
Authority, Solid Waste Disposal Rev. (Waste
Management, Inc.),  "A-2 ", 5.4%, 2025                                  1,000,000                1,063,340
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,414,505
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
----------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                          $   960,000             $  1,046,285
----------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.9%
----------------------------------------------------------------------------------------------------------
San Diego County, CA, COP (Burnham
Institute for Medical Research), 5%, 2034                             $ 1,000,000             $  1,014,540
San Diego County, CA, COP (Burnham
Institute), 6.25%, 2009 (c)                                             2,300,000                2,492,832
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,507,372
----------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.4%
----------------------------------------------------------------------------------------------------------
California Statewide Communities
Development Authority Rev. (Irvine
Apartments), 5.25%, 2025                                              $ 6,000,000             $  6,156,060
San Bernardino County, CA (Equity
Residential/Redlands),  "A ", 5.2%, 2029                                3,000,000                3,067,860
----------------------------------------------------------------------------------------------------------
                                                                                              $  9,223,920
----------------------------------------------------------------------------------------------------------
Parking - 0.3%
----------------------------------------------------------------------------------------------------------
San Francisco, CA, Union Square, MBIA,
6%, 2020                                                              $ 1,000,000             $  1,097,090
----------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.1%
----------------------------------------------------------------------------------------------------------
Contra Costa, CA, Transportation & Sales Tax
Rev.,  "A ", ETM, 6.875%, 2007 (c)                                    $   480,000             $    486,734
----------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 1.3%
----------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev.,  "A ",
4.95%, 2036                                                           $ 1,000,000             $  1,012,920
California Rural Home Mortgage Finance
Authority Rev., GNMA, 7.3%, 2031                                           30,000                   30,379
California Rural Home Mortgage Finance
Authority Rev., Mortgage Backed Securities
Program,  "B4 ", GNMA, 6.35%, 2029                                         35,000                   35,093
Pomona, CA, Single Family Mortgage Rev.,
GNMA, ETM, 7.375%, 2010 (c)                                             1,145,000                1,230,520
Pomona, CA, Single Family Mortgage Rev.,
GNMA, ETM, 7.5%, 2023 (c)                                               2,000,000                2,641,760
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,950,672
----------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.1%
----------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev.,
Home Mortgage,  "I ", 4.75%, 2031                                     $ 3,000,000             $  3,020,940
California Housing Finance Agency Rev.,
Home Mortgage,  "N ", FGIC, 5.05%, 2026                                 2,500,000                2,582,450
California Housing Finance Agency Rev.,
Home Mortgage, FSA, 0%, 2019                                            2,505,000                1,149,570
California Housing Finance Agency Rev.,
Home Mortgage, MBIA, 0%, 2028                                           5,020,000                1,646,309
----------------------------------------------------------------------------------------------------------
                                                                                              $  8,399,269
----------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%
----------------------------------------------------------------------------------------------------------
California Pollution Control Financing
Authority, Solid Waste Disposal Rev. (West
County Resource Recovery),  "A ",
5.125%, 2014                                                          $ 1,000,000             $  1,016,100
South Bayside Waste Management Authority,
California Solid Waste System Rev., AMBAC,
5.75%, 2020                                                             2,100,000                2,245,761
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,261,861
----------------------------------------------------------------------------------------------------------
State & Agency - Other - 2.8%
----------------------------------------------------------------------------------------------------------
Grossmont, CA, Union High School District,
MBIA, ETM, 0%, 2006 (c)                                               $ 6,000,000             $  5,976,840
Pasadena CA, COP, Old Pasadena Parking

Facilities Project, 6.25%, 2018                                         2,995,000                3,356,616
Sacramento County, CA, COP, Capital
Projects, AMBAC, 5.75%, 2018                                            1,500,000                1,622,385
----------------------------------------------------------------------------------------------------------
                                                                                              $ 10,955,841
----------------------------------------------------------------------------------------------------------
State & Local Agencies - 14.7%
----------------------------------------------------------------------------------------------------------
Banning, CA, COP, Water Systems
Improvement Project, AMBAC, ETM,
8%, 2019 (c)                                                          $   925,000             $  1,150,904
California Department of Water Resources
Power Supply Rev.,  "C ", 5.25%, 2028                                   2,500,000                2,643,275
California Public Works Board Lease Rev.,
Department of Corrections State Prison,  "A ",
7.4%, 2010                                                              5,000,000                5,675,000
California Public Works Board, Department of
Justice,  "D ", 5.25%, 2020                                             1,565,000                1,655,394
Fortuna & Susanville, CA, COP,  "B ",
7.375%, 2017                                                              625,000                  634,256
Golden State, CA, Tobacco Securitization
Corp., Tobacco Settlement Rev.,  "A ", FSA,
0% to 2010, 4.55% to 2022                                               3,000,000                2,549,940
Golden State, CA, Tobacco Securitization
Corp., Tobacco Settlement Rev., Enhanced,
 "A ", 5%, 2045                                                         5,500,000                5,644,485
Golden State, CA, Tobacco Securitization
Corp., Tobacco Settlement Rev., Enhanced,
 "A ", FGIC, 5%, 2035                                                   3,000,000                3,139,260
Golden State, CA, Tobacco Securitization
Corp., Tobacco Settlement Rev., Enhanced,
 "B ", 5.5%, 2013 (c)                                                   7,000,000                7,772,100
Golden State, CA, Tobacco Securitization
Corp., Tobacco Settlement Rev., Enhanced,
 "B ", 5.625%, 2013 (c)                                                 5,000,000                5,588,200
Los Angeles, CA, COP, Antelope Valley
Courthouse,  "A ", AMBAC, 5.25%, 2027                                   3,000,000                3,158,070
Los Angeles, CA, COP, Real Property
Program, AMBAC, 5.3%, 2027                                              3,000,000                3,215,010
Pomona, CA, Public Financing Authority Rev.,
 "P ", 6.25%, 2010                                                      4,020,000                4,281,943
Sacramento, CA, City Financing Authority
Rev., Capital Improvement, 5.5%, 2010 (c)                               1,635,000                1,764,198
Sacramento, CA, City Financing Authority
Rev., City Hall & Redevelopment Projects,
 "A ", FSA, 5%, 2032                                                    2,000,000                2,085,920
Salinas, CA, COP, Capital Improvement
Projects,  "A ", 5.7%, 2007 (c)                                         2,200,000                2,291,036
San Francisco, CA, City & County, COP (San
Bruno Jail No 3), AMBAC, 5.25%, 2033                                    3,930,000                4,115,103
----------------------------------------------------------------------------------------------------------
                                                                                              $ 57,364,094
----------------------------------------------------------------------------------------------------------
Tax - Other - 2.3%
----------------------------------------------------------------------------------------------------------
Irvine, CA, School District Special Tax Rev.,
Community Facilities District No. 86-1,
AMBAC, 5.8%, 2020                                                     $ 3,500,000             $  3,654,210
Santa Cruz County, CA, Redevelopment
Agency Tax Allocation (Oak/Soquel
Community), 5.6%, 2017                                                  1,455,000                1,509,301
Virgin Islands Public Finance Authority Rev.,
 "A ", 5.5%, 2022                                                       2,000,000                2,070,300
Virgin Islands Public Finance Authority Rev.,
 "E ", 5.875%, 2018                                                     1,600,000                1,677,632
----------------------------------------------------------------------------------------------------------
                                                                                              $  8,911,443
----------------------------------------------------------------------------------------------------------
Tax Assessment - 5.6%
----------------------------------------------------------------------------------------------------------
Duarte, CA, Redevelopment Agency Tax
Allocation, Davis Addition Project Area,
6.7%, 2014                                                            $   555,000             $    579,581
Fontana, CA, Redevelopment Agency Tax
Allocation, Jurupa Hills Redevelopment
Project,  "A ", 5.5%, 2027                                              3,350,000                3,449,864
Huntington Park, CA, Public Financing Rev.
Wastewater Systems Project,  "A ",
6.2%, 2025                                                              2,000,000                2,053,080
La Mirada, CA, Redevelopment Agency,
Special Tax Rev., Community Facilities District
No. 89-1, 5.7%, 2020                                                    1,500,000                1,537,560
Modesto, CA, Irrigation District, COP,
Refunding & Capital Improvements,  "B ",
5.3%, 2022                                                              1,655,000                1,656,010
Modesto, CA, Public Financing Authority
(John Thurman Field Renovation),
6.125%, 2016                                                            1,255,000                1,282,259
Norco, CA, Special Tax Community Facilities
(District No. 2001),  "N ", AMBAC,
4.75%, 2026                                                             1,700,000                1,747,311
Orange County, CA, Community Facilities
District, Special Tax (Rancho Santa
Margarita),  "A ", 5.55%, 2017                                          1,000,000                1,035,870
Poway, CA, Community Facilities District,
Special Tax (Parkway Business Center),
6.5%, 2010                                                                715,000                  758,572
Poway, CA, Community Facilities District,
Special Tax (Parkway Business Center),
6.75%, 2015                                                               775,000                  824,957
Riverside County, CA, Public Financing
Authority, Tax Allocation Rev.,  "A ",
5.25%, 2016                                                               572,500                  584,626
Riverside County, CA, Public Financing
Authority, Tax Allocation Rev., XLCA,
5%, 2037                                                                3,000,000                3,118,110
Riverside County, CA, Redevelopment Agency,
Tax Allocation,  "A ", XLCA, 5%, 2037                                   2,000,000                2,078,740
San Diego, CA, Redevelopment Agency, Tax
Allocation (Centre City),  "B ", AMBAC,
5.3%, 2020                                                              1,250,000                1,343,350
----------------------------------------------------------------------------------------------------------
                                                                                              $ 22,049,890
----------------------------------------------------------------------------------------------------------
Tobacco - 2.4%
----------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization
Agency, Capital Appreciation Asset Backed
(Gold Country), 0%, 2033                                              $ 4,000,000             $    872,680
California County, CA, Tobacco Securitization
Corp., Tobacco Settlement, L.A. County,  "A ",
0%, 2041                                                                2,500,000                2,073,950
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico,  "A ", 0%, 2050                                      2,000,000                  133,340
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico,  "B ", 0%, 2055                                      2,000,000                   70,340
Golden State, CA, Tobacco Securitization
Corp., Tobacco Settlement,  "A-1 ",
6.25%, 2033                                                             2,935,000                3,229,116
Golden State, CA, Tobacco Securitization
Corp., Tobacco Settlement,  "A-1 ",
6.75%, 2039                                                           $ 2,645,000             $  2,985,491
----------------------------------------------------------------------------------------------------------
                                                                                              $  9,364,917
----------------------------------------------------------------------------------------------------------
Toll Roads - 0.7%
----------------------------------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency, California
Toll Road Rev., Capital Appreciation,  "A ",
7.1%, 2010 (c)                                                        $ 2,500,000             $  2,823,000
----------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.7%
----------------------------------------------------------------------------------------------------------
Alameda Corridor Transportation Authority,
California Rev., Capital Appreciation,  "A ",
AMBAC, 0%, 2030                                                       $ 8,000,000             $  2,674,160
----------------------------------------------------------------------------------------------------------
Universities - Colleges - 8.8%
----------------------------------------------------------------------------------------------------------
Cabrillo, CA, Community College District
Capital Appreciation,  "A ", MBIA, 0%, 2028                           $ 1,000,000             $    373,000
California Educational Facilities Authority Rev.
(Dominican University), 5%, 2036                                        1,150,000                1,181,280
California Educational Facilities Authority Rev.
(Fresno Pacific University),  "A ", 6.75%, 2019                         2,000,000                2,182,320
California Educational Facilities Authority Rev.
(L.A. College of Chiropractic), 5.6%, 2017                              2,100,000                2,069,949
California Educational Facilities Authority Rev.
(Lutheran University),  "C ", 5%, 2029                                  2,500,000                2,559,525
California Educational Facilities Authority Rev.
(Pomona College),  "B ", 5.875%, 2009 (c)                               2,000,000                2,145,560
California Educational Facilities Authority Rev.
(Santa Clara University),  "A ", MBIA, 5%,
2027                                                                    1,340,000                1,394,484
California Educational Facilities Authority Rev.
(University of La Verne),  "A ", 5%, 2029                               1,500,000                1,538,055
California Educational Facilities Authority
Rev., Pooled College & University Projects,
 "B ", 6.3%, 2007 (c)                                                   1,000,000                1,033,340
California Educational Facilities Authority
Rev., Pooled College & University Projects,
 "B ", 6.625%, 2020                                                     1,000,000                1,109,390
California Statewide Communities, Notre
Dame De Namur University, 6.625%, 2033                                  1,000,000                1,058,500
Foothill-De Anza, CA, Community College
District, Election of 1999,  "B ", FGIC,
0%, 2025                                                                1,500,000                  647,835
Long Beach, CA, Industrial Development Rev.
(CSU Foundation),  "A ", 5.25%, 2023                                    1,450,000                1,476,419
San Mateo County, CA (Community College
District, 2005 Election),  "A ", MBIA, 0%, 2026                         3,000,000                1,229,760
Santa Monica, CA (Community College
District, 2002 Election),  "C ", MBIA, 0%, 2027                         2,000,000                  730,420
University of California Rev., MBIA,
5.125%, 2016 (u)                                                       11,410,000               11,693,881
University of California, COP, San Diego
Campus Projects,  "A ", 5.25%, 2032                                     1,840,000                1,925,339
----------------------------------------------------------------------------------------------------------
                                                                                              $ 34,349,057
----------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.1%
----------------------------------------------------------------------------------------------------------
California Statewide Communities
Development Authority Rev., Aspire Public
Schools (Oakland Project),  "A ", 7.25%, 2031                         $   960,000             $    990,144
California Statewide Communities,
Development Authority Rev. (Escondido
Charter High School), 7.5%, 2011 (c)                                    1,000,000                1,190,060
Los Angeles, CA, COP, 5.7%, 2018                                        1,900,000                1,983,771
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,163,975
----------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.6%
----------------------------------------------------------------------------------------------------------
California Pollution Control Financing
Authority, Pollution Control Rev. (Pacific Gas
& Electric Co.), MBIA, 5.35%, 2016                                    $ 3,500,000             $  3,772,125
Chula Vista, CA, Industrial Development Rev.
(San Diego Gas),  "B ", 5%, 2027                                        2,500,000                2,606,325
----------------------------------------------------------------------------------------------------------
                                                                                              $  6,378,450
----------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 1.5%
----------------------------------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA,
5.75%, 2010 (c)                                                       $ 1,420,000             $  1,534,835
Glendale, CA, Electric Works Rev., MBIA,
5.75%, 2010 (c)                                                         1,160,000                1,253,809
Northern California Power Agency Public
Power Rev., 5.85%, 2010                                                   880,000                  932,853
Virgin Islands Water & Power Authority Rev.,
5.5%, 2017                                                                800,000                  819,184
Virgin Islands Water & Power Authority Rev.,
5.3%, 2018                                                                250,000                  251,410
Virgin Islands Water & Power Authority Rev.,
 "A ", 5.125%, 2013                                                     1,000,000                1,007,190
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,799,281
----------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 7.0%
----------------------------------------------------------------------------------------------------------
California Department of Water Resources,
Central Valley Project Rev.,  "X ", FGIC,
5%, 2029                                                              $ 2,000,000             $  2,087,020
California Department of Water Resources,
Water Systems Rev., 7%, 2012                                            1,090,000                1,289,699
California Department of Water Resources,
Water Systems Rev., ETM, 7%, 2012 (c)                                 $   405,000             $    481,905
Castaic Lake Water Agency, California Rev.,
Water Systems Improvement Project, AMBAC,
5.125%, 2030                                                            1,725,000                1,802,504
Culver City, CA, Wastewater Facilities Rev,
 "A ", FGIC, 5.6%, 2019                                                 1,000,000                1,075,060
El Monte, CA, Water Authority Rev., Water
Systems Project, AMBAC, 6%, 2010 (c)                                    1,065,000                1,182,512
Livermore Amador Valley Water Management
Rev.,  "A ", AMBAC, 5%, 2031                                            4,875,000                5,026,271
Southern California Metropolitan Water
District Rev., 5.75%, 2018 (u)                                         10,000,000               11,534,700
West Sacramento, CA, Financing Authority
Rev., Water Systems Improvement Project,
FGIC, 5%, 2032                                                          2,750,000                2,867,315
----------------------------------------------------------------------------------------------------------
                                                                                              $ 27,346,986
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $383,040,854)                                         $407,023,386
----------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.1%
----------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge
Rev.,  "A ", 3.58%, due 10/05/06                                      $ 1,000,000             $  1,000,000
California Department of Water Resources,
Power Supply Rev.,  "C-2 ",
3.73%, due 10/05/06                                                       800,000                  800,000
California Department of Water Resources,
Power Supply Rev.,  "C-3 ",
3.73%, due 10/05/06                                                     1,100,000                1,100,000
California Health Facilities Financing Authority
Rev.,  "A ", 3.79%, due 10/02/06                                          900,000                  900,000
Triborough Bridge & Tunnel Authority, NY,
Rev.,  "F ", 3.74%, due 10/05/06                                          300,000                  300,000
----------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES (IDENTIFIED COST, $4,100,000)                                $  4,100,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $387,140,854) (K)                                         $411,123,386
----------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.3)%                                                        (20,573,802)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $390,549,584
----------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                             UNREALIZED
                         NOTIONAL                       CASH FLOWS        CASH FLOWS        APPRECIATION
EXPIRATION                AMOUNT     COUNTERPARTY       TO RECEIVE         TO PAY          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD   9,000,000  Merrill Lynch       7-Day BMA     2.795% (fixed rate)     $     77,468
 1/04/19           USD   3,000,000    Citigroup         7-Day BMA     4.307% (fixed rate)         (130,269)
11/09/26           USD   3,750,000  Goldman Sachs  5.787% (fixed rate)   3-Month LIBOR             230,463
----------------------------------------------------------------------------------------------------------
                                                                                              $    177,662
----------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06 (unaudited) (As Restated - See Note 8)

MFS(R) FLORIDA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 104.6%

----------------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR              VALUE ($)
----------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 4.5%
----------------------------------------------------------------------------------------------------------
Greater Orlando Aviation Authority Rev.,  "A ",
FGIC, 5.25%, 2018                                                     $ 1,000,000             $  1,044,370
Lee County, FL, Airport Rev.,  "A ", FSA,
5.875%, 2018                                                            1,000,000                1,084,010
Miami-Dade County, FL, Aviation Rev.,  "A ",
CIFG, 5%, 2038                                                            500,000                  520,945
Miami-Dade County, FL, Aviation Rev.,  "C ",
MBIA, 5.25%, 2018                                                         500,000                  517,250
Pensacola, FL, Airport Rev.,  "B ", MBIA,
5.625%, 2014                                                              500,000                  517,585
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,684,160
----------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 12.1%
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, MBIA,
5.75%, 2010 (c)(u)                                                    $ 2,000,000             $  2,149,880
Miami-Dade County, FL, Educational Facilities
Authority Rev. (University of Miami),  "A ",
AMBAC, 5.5%, 2018                                                       1,400,000                1,492,722
State of Florida, 5.0%, 2017 (u)                                        6,000,000                6,261,900
----------------------------------------------------------------------------------------------------------
                                                                                              $  9,904,502
----------------------------------------------------------------------------------------------------------
General Obligations - Schools - 8.3%
----------------------------------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay,
9.125%, 2014                                                          $ 2,600,000             $  3,153,800
Florida Board of Education, Capital Outlay,
ETM, 9.125%, 2014 (c)                                                     400,000                  533,628
Florida Board of Education, Public Education,
 "J ", 5%, 2032                                                         1,000,000                1,049,200
Osceola County, FL, School Board Certificate,
 "A ", AMBAC, 5.25%, 2027                                               1,950,000                2,090,888
----------------------------------------------------------------------------------------------------------
                                                                                              $  6,827,516
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 17.1%
----------------------------------------------------------------------------------------------------------
Birmingham, AL, Baptist Medical Center,
Special Care Facilities Rev. (Baptist Health
Systems, Inc.),  "A ", 5%, 2030                                       $   500,000             $    511,365
Brevard County, FL, Health Facilities Rev.
(Health First Inc.), 5%, 2034                                             500,000                  518,355
Citrus County, FL, Hospital Development
Authority Rev. (Citrus Memorial Hospital),
6.25%, 2023                                                               465,000                  503,204
Coral Gables, FL, Health Facilities Authority,
Hospital Rev. (Baptist Health South Florida),
FSA, 5%, 2029                                                             535,000                  561,921
Denver, CO, Health & Hospital Authority Rev.,
 "A ", 6%, 2023                                                           250,000                  266,955
Highlands County, FL, Health Facilities
Authority Rev. (Adventist Health Systems),
5.25%, 2013                                                               500,000                  516,715
Hillsborough County, FL, Industrial
Development Authority Rev. (University
Community Hospital), MBIA, 6.5%, 2019                                   1,000,000                1,219,240
Indiana Health Facilities Financing Authority,
Hospital Rev. (Munster Medical Research
Foundation, Inc.), 6.375%, 2031                                           500,000                  533,570
Jacksonville, FL, Health Facilities Rev.
(Ascencion Health),  "A ", 5.25%, 2032                                  1,000,000                1,056,390
Lakeland, FL, Hospital Systems Rev. (Lakeland
Regional Health Systems), 5.5%, 2032                                    1,000,000                1,070,460
Leesburg, FL, Hospital Rev. (Leesburg Regional
Medical Center), 5.5%, 2032                                               750,000                  782,130
Marion County, FL, Hospital District Rev.,
Refunding & Improvement, Health Systems
(Munroe Regional Health System), 5.5%, 2014                               500,000                  523,945
Marshall County, AL, Health Care Authority
Rev.,  "A ", 6.25%, 2022                                                  500,000                  552,005
Martin County, FL, Health Facilities Authority
Rev. (Martin Memorial Medical Center),  "A ",
5.75%, 2022                                                               500,000                  536,310
Miami Beach, FL, Health Facilities Authority
Rev. (Mount Sinai Medical Center),  "A ",
6.7%, 2019                                                                250,000                  276,228
New Hampshire Health & Educational Facilities
Authority Rev. (Exeter Hospital), 6%, 2024                                500,000                  549,900
Orange County, FL, Health Facilities Authority
Hospital Rev. (Orlando Regional Healthcare),
5.75%, 2012 (c)                                                         1,000,000                1,115,420
Rhode Island Health & Education Building
Rev., Hospital Financing (Lifespan Obligated
Group), 6.5%, 2012 (c)                                                    500,000                  574,870
South Dakota Health & Education Facilities
Authority Rev. (Prairie Lakes Health Care
System), 5.625%, 2032                                                     500,000                  523,055
Tallahassee, FL, Health Facilities Rev.
(Tallahassee Memorial Healthcare),
6.25%, 2020                                                               300,000                  318,402
Tallahassee, FL, Health Facilities Rev.
(Tallahassee Memorial Regional Medical
Center), MBIA, 6.625%, 2013                                             1,000,000                1,004,550
Wisconsin Health & Educational Facilities
Authority Rev. (Marshfield Clinic),  "A ",
5.375%, 2034                                                              500,000                  527,235
----------------------------------------------------------------------------------------------------------
                                                                                              $ 14,042,225
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.3%
----------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority
Rev. (Orlando Lutheran Towers), 5.7%, 2026                            $   250,000             $    253,843
----------------------------------------------------------------------------------------------------------
Human Services - 0.4%
----------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority
Rev. (GF/Orlando Healthcare Facilities),
8.875%, 2021                                                          $   300,000             $    333,762
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.9%
----------------------------------------------------------------------------------------------------------
Brazos River, TX, Brazoria County
Environmental Rev. (Dow Chemical, Co.),
 "A-7 ", 6.625%, 2033                                                 $   500,000             $    561,080
Red River Authority, TX, Pollution Control Rev.
(Celanese Project),  "B ", 6.7%, 2030                                     200,000                  219,524
----------------------------------------------------------------------------------------------------------
                                                                                              $    780,604
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.0%
----------------------------------------------------------------------------------------------------------
California Pollution Control Financing
Authority, Solid Waste Disposal Rev. (Waste
Management, Inc.),  "B ", 5%, 2027                                    $   500,000             $    515,925
Nevada Department of Business & Industry
Rev. (Republic Services, Inc.), 5.625%, 2026                              300,000                  328,056
----------------------------------------------------------------------------------------------------------
                                                                                              $    843,981
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.0%
----------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project),
 "A ", 6%, 2025                                                       $   140,000             $    145,191
Park Creek Metropolitan District, CO.
(Custodial Receipts),  "CR-2 ", 7.875%, 2032 (n)                          160,000                  177,984
Tooele County, UT, Hazardous Waste
Treatment Rev. (Union Pacific Corp.),
5.7%, 2026                                                                500,000                  522,870
----------------------------------------------------------------------------------------------------------
                                                                                              $    846,045
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.7%
----------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development
Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba),  "A ",
6.25%, 2012 (c)                                                       $   500,000             $    566,170
----------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.3%
----------------------------------------------------------------------------------------------------------
Palm Beach County, FL, Industrial Development
Rev. (South Florida Fair Project), MBIA,
5.5%, 2020                                                            $ 1,000,000             $  1,059,250
----------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.9%
----------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building
Rev. (Seville Project),  "A ", 5.1%, 2025                             $   200,000             $    206,318
Tamarac, FL, Capital Improvement Rev., MBIA,
5%, 2030                                                                  500,000                  525,870
----------------------------------------------------------------------------------------------------------
                                                                                              $    732,188
----------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.7%
----------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority,
Multi-Family Rev. (Andrews Place II
Apartments), FSA, 5%, 2035                                            $   500,000             $    511,345
Collier County, FL, Housing Finance Authority
Rev. (Goodlette Arms Housing Project),  "A ",
FNMA, 4.9%, 2032                                                          500,000                  522,245
Florida Housing Finance Corp., Housing Rev.
(Augustine Club Apartments),  "D-1 ", MBIA,
5.5%, 2020                                                                500,000                  526,270
Florida Housing Finance Corp., Housing Rev.
(Crossing at University Apartments),  "Q-1"
AMBAC, 5.1%, 2018                                                       1,085,000                1,110,205
Palm Beach County, FL, Housing Finance
Authority Rev. (Westlake Apartments Project,
Phase II), FSA, 4.3%, 2012                                            $   130,000             $    132,847
Tampa, FL, Housing Finance Authority, Multi-
Family Rev. (Meridian River Development
Corp.), 4.75%, 2026                                                       200,000                  203,422
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,006,334
----------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 4.8%
----------------------------------------------------------------------------------------------------------
Escambia County, FL, Sales Tax Rev., AMBAC,
5%, 2022                                                              $ 1,160,000             $  1,230,134
Miami-Dade County, FL, Special Obligations,
Capital Appreciation,  "A ", MBIA, 0%, 2032                             2,000,000                  545,980
Pasco County, FL, Sales Tax Rev. (Half
Central), AMBAC, 5%, 2023                                               1,000,000                1,058,470
Volusia County, FL, Tourist Development Tax
Rev., FSA, 5%, 2034                                                       815,000                  855,579
Wyandotte County-Kansas City, KS, Unified
Government Rev. (Sales Tax Second Lien Area
B), 5%, 2020                                                              250,000                  259,383
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,949,546
----------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 3.3%
----------------------------------------------------------------------------------------------------------
Brevard County, FL, Housing Finance Authority
Rev.,  "B ", GNMA, 6.5%, 2022                                         $    34,000             $     34,149
Lee County, FL, Housing Finance Authority Rev.
(Multi-County Program),  "A-1 ", GNMA,
7.2%, 2033                                                                 30,000                   30,308
Lee County, FL, Housing Finance Authority Rev.
(Multi-County Program),  "A-4 ", GNMA,
7%, 2031                                                                   55,000                   55,276
Manatee County, FL, Housing Finance
Authority Rev. (Single Family, Subordinated),
 "3 ", GNMA, 5.3%, 2028                                                    65,000                   65,380
Miami-Dade County, FL, Housing Finance
Authority Rev. (Home Ownership Mortgage),
 "A-1 ", GNMA, 5.2%, 2031                                                 450,000                  457,745
Palm Beach County, FL, Housing Finance

Authority Rev.,  "B ", GNMA, 5.5%, 2022                                   170,000                  171,071
Pinellas County, FL, Housing Finance Authority
Rev. (Multi-County Program),  "A-1 ", GNMA,
5.5%, 2035                                                                595,000                  624,667
Pinellas County, FL, Housing Finance Authority
Rev. (Multi-County Program),  "B-1 ", GNMA,
6.2%, 2031                                                                270,000                  273,040
Pinellas County, FL, Housing Finance Authority

Rev.,  "A-1 ", GNMA, 4.85%, 2037                                        1,000,000                1,010,280
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,721,916
----------------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.6%
----------------------------------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev.
(Homeowner Mortgage),  "1 ", GNMA,
4.8%, 2031                                                            $ 1,000,000             $  1,006,320
Florida Housing Finance Corp. Rev.
(Homeowner Mortgage),  "4 ", FSA,
5.85%, 2031                                                               275,000                  278,319
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,284,639
----------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%
----------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development
Authority, Resource Recovery Facilities Rev.
(American Ref-Fuel Co.),  "A ", 6.2%, 2019                            $   200,000             $    208,574
----------------------------------------------------------------------------------------------------------
State & Local Agencies - 3.9%
----------------------------------------------------------------------------------------------------------
Florida Municipal Loan Council Rev.,  "B ",
MBIA, 5.625%, 2009 (c)                                                $ 1,000,000             $  1,069,790
Florida Municipal Loan Council Rev.,  "C ",
MBIA, 5.25%, 2022                                                       1,000,000                1,079,710
St. Augustine, FL, Capital Improvement Rev.,
AMBAC, 5%, 2029                                                         1,000,000                1,058,010
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,207,510
----------------------------------------------------------------------------------------------------------
Tax - Other - 2.1%
----------------------------------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax
Rev., Subordinated, AMBAC, 5.25%, 2027                                $ 1,500,000             $  1,601,520
Virgin Islands Public Finance Authority Rev.,
 "A ", 5.25%, 2024                                                        130,000                  137,019
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,738,539
----------------------------------------------------------------------------------------------------------
Tax Assessment - 4.9%
----------------------------------------------------------------------------------------------------------
Amelia Walk Community Development District,
FL, Special Assessment,  "B ", 5.2%, 2014                             $   200,000             $    204,140
Arborwood Community Development District,
FL, Special Assessment (Master Infrastructure
Projects),  "B ", 5.1%, 2014                                              200,000                  203,508
Concord Station Community Development
District, FL, Special Assessment, 5%, 2015                                185,000                  186,471
Concorde Estates Community Development
District, FL, Special Assessment,  "B ",
5%, 2011                                                                  205,000                  206,222
Durbin Crossing Community Development
District, FL, Special Assessment,  "B-1 ",
4.875%, 2010                                                              250,000                  249,833
Fishawk Community Development District II,
FL, Tax Allocation,  "B ", 5%, 2007                                        45,000                   45,104
Greyhawk Landing Community Development,
FL, Special Assessment,  "B ", 6.25%, 2009                                100,000                  101,318
Heritage Harbour South Community
Development District, FL, Special Assessment,
 "B ", 5.4%, 2008                                                          25,000                   25,139
Killarney, FL, Community Development District,
Special Assessment,  "B ", 5.125%, 2009                                   165,000                  165,272
Lakes by the Bay South Community
Development District, FL, Rev.,  "B ",
5.3%, 2009                                                                180,000                  180,464
Middle Village Community Development
District, FL, Special Assessment,  "A ",
5.8%, 2022                                                                 95,000                   98,595
Middle Village Community Development
District, FL, Special Assessment,  "B ",
5%, 2009                                                                   95,000                   95,308
New Port Tampa Bay Community Development
District, FL, Special Assessment,  "B ",
5.3%, 2012                                                                200,000                  202,090
North Springs Improvement District, FL, Special
Assessment (Parkland Golf Country Club),
 "B-2 ", 5.125%, 2015                                                 $   250,000             $    252,723
Old Palm Community Development District, FL,
Special Assessment (Palm Beach Gardens),
 "B ", 5.375%, 2014                                                       145,000                  148,319
Palm Glades Community Development District,
FL, Special Assessment,  "A ", 5.3%, 2036                                 200,000                  203,250
Panther Trace II, Community Development
District, FL, Special Assessment,  "B ",
5%, 2010                                                                  200,000                  200,018
Parkway Center, Community Development
District, FL, Special Assessment,  "B ",
5.625%, 2014                                                              100,000                  102,121
Renaissance Community Development District,
FL, Special Assessment,  "B ", 6.25%, 2008                                100,000                  100,737
Sterling Hill Community Development District,
FL, Special Assessment, 5.5%, 2010                                        200,000                  202,144
Tuscany Reserve Community Development
District, FL, Special Assessment,  "B ",
5.25%, 2016                                                               250,000                  255,913
Villa Portofino West Community Development
District, FL, Special Assessment,  "A ",
5.35%, 2036                                                               200,000                  204,828
Watergrass Community Development District,
FL, Special Assessment,  "B ", 4.875%, 2010                               200,000                  201,072
Wentworth Estates Community Development
District, FL, Special Assessment,  "B ",
5.125%, 2012                                                              200,000                  202,420
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,037,009
----------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
----------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev.,
 "2001B ", 5.875%, 2039                                               $   250,000             $    263,855
South Carolina Tobacco Settlement Authority
Rev.,  "B ", 6.375%, 2030                                                 250,000                  286,743
----------------------------------------------------------------------------------------------------------
                                                                                              $    550,598
----------------------------------------------------------------------------------------------------------
Toll Roads - 1.3%
----------------------------------------------------------------------------------------------------------
Lee County, FL, Transportation Facilities Rev.,
 "A ", AMBAC, 5%, 2027                                                $ 1,000,000             $  1,060,800
----------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 7.7%
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway &
Transportation (Railroad II R 227-1),
MBIA, 5.5%, 2020 (u)                                                  $ 5,000,000             $  5,792,400
St. Johns County, FL, Transportation
Improvement Rev., AMBAC, 5%, 2027                                         500,000                  527,730
----------------------------------------------------------------------------------------------------------
                                                                                              $  6,320,130
----------------------------------------------------------------------------------------------------------
Universities - Dormitories - 3.6%
----------------------------------------------------------------------------------------------------------
Florida Board Regents, Housing Rev.
(University of Central Florida), FGIC,
5.25%, 2020                                                           $ 1,185,000             $  1,260,093
Florida Board Regents, Housing Rev., MBIA,
5.3%, 2020                                                                610,000                  647,771
Florida Finance Authority, Capital Loan Projects
Rev.,  "F ", MBIA, 5.125%, 2021                                         1,000,000                1,039,890
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,947,754
----------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.2%
----------------------------------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority
Rev. (Chicagoland Jewish High School Project),
6%, 2041                                                              $   200,000             $    204,820
----------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.5%
----------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control
Rev. (Texas Utility Co.),  "C ", 6.75%, 2038                          $   215,000             $    240,114
Port Morrow, OR, Pollution Control Rev.
(Portland General Electric), 5.2%, 2033                                   200,000                  206,156
----------------------------------------------------------------------------------------------------------
                                                                                              $    446,270
----------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 2.6%
----------------------------------------------------------------------------------------------------------
Palm Coast, FL, Utility Systems Rev., MBIA,
5%, 2024                                                              $   250,000             $    264,490
Port St. Lucie, FL, Utility Rev., MBIA, 5%, 2022                        1,000,000                1,056,710
St. Lucie West, FL, Utility Rev., MBIA,
5.25%, 2034                                                               720,000                  781,142
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,102,342
----------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 14.9%
----------------------------------------------------------------------------------------------------------
Florida Community Services Corp., Utility Rev.,
AMBAC, 5.5%, 2018                                                     $ 1,125,000             $  1,211,940
Lee County, FL, Industrial Development
Authority Rev. (Bonita Springs Utilities Project),
MBIA, 6.05%, 2015                                                       1,000,000                1,011,780
Miami Beach, FL, Stormwater Rev., FGIC,
5.25%, 2020                                                             1,000,000                1,063,050
Miami-Dade County, FL, Stormwater Utility
Rev., MBIA, 5%, 2028                                                    2,000,000                2,119,140
Orlando, FL, Utilities Commission, Water &
Electric Rev.  "C ", 5%, 2027                                           1,000,000                1,049,550
Pinellas County, FL, Sewer Rev., FSA,
5%, 2032                                                                1,500,000                1,572,045
Polk County, FL, Utility Systems Rev.,  "A ",
FGIC, 5%, 2030                                                          1,000,000                1,056,610
Polk County, FL, Utility Systems Rev., FGIC,
5%, 2023                                                                1,000,000                1,057,340
Seminole County, FL, Water & Sewer Rev.,
Unrefunded Balance, MBIA, 6%, 2019                                        940,000                1,085,822
Tohopekaliga Water Authority, Florida Utility
System Rev.,  "A ", FSA, 5%, 2024                                       1,000,000                1,057,960
----------------------------------------------------------------------------------------------------------
                                                                                              $ 12,285,237
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $81,583,807)                                          $ 85,946,264
----------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.8%
----------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority
Rev. (Pooled Hospital Loan Program),
3.85%, due 10/02/06, at Identified Cost                               $   650,000             $    650,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $82,233,807) (K)                                          $ 86,596,264
----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.4)%                                                         (4,408,073)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $ 82,188,191
----------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                             UNREALIZED
                         NOTIONAL                       CASH FLOWS        CASH FLOWS        APPRECIATION
EXPIRATION                AMOUNT     COUNTERPARTY       TO RECEIVE         TO PAY          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD   2,000,000  Merrill Lynch      7-Day BMA     2.795% (fixed rate)      $     17,216
12/13/16           USD   1,000,000  Merrill Lynch      7-Day BMA     3.848% (fixed rate)            (9,063)
12/15/16           USD   1,000,000  Merrill Lynch      7-Day BMA     4.108% (fixed rate)           (28,968)
3/26/17            USD   1,000,000  Goldman Sachs      7-Day BMA     3.710% (fixed rate)             2,993
1/04/19            USD   1,000,000    Citigroup        7-Day BMA     4.307% (fixed rate)           (43,423)
3/01/19            USD   1,500,000  Merrill Lynch      7-Day BMA     3.976% (fixed rate)           (20,911)
----------------------------------------------------------------------------------------------------------
                                                                                              $    (82,156)
----------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06 (unaudited) (As Restated - See Note 8)

MFS(R) GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 104.6%

--------------------------------------------------------------------------------------
ISSUER                                                     SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------
Airport & Port Revenue - 4.9%
--------------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities Rev.,
"J", FSA, 5%, 2029                                        $    750,000    $    787,658
Atlanta, GA, Airport Passenger Facilities Rev.,
"J", FSA, 5%, 2034                                             750,000         784,470
Atlanta, GA, Airport Rev., "B", FSA,
5.25%, 2033                                                  1,000,000       1,070,770
Augusta, GA, Airport Rev., "B", 5.35%, 2028                    350,000         361,505
--------------------------------------------------------------------------------------
                                                                          $  3,004,403
--------------------------------------------------------------------------------------
General Obligations - General Purpose - 6.1%
--------------------------------------------------------------------------------------
Atlanta & Fulton County, GA, Park
Improvement, "A", MBIA, 5%, 2030                          $    500,000    $    527,010
Columbia County, GA (Courthouse Detention
Center), 5.625%, 2020                                        1,490,000       1,556,245
Gilmer County, GA, Building Authority Rev.,
Courthouse Project, "A", XLCA, 5%, 2029                        500,000         527,955
Macon Bibb County, GA, Urban Development
Rev. (Bibb County Public Facilities Project),
5.5%, 2022                                                   1,000,000       1,078,850
--------------------------------------------------------------------------------------
                                                                          $  3,690,060
--------------------------------------------------------------------------------------
General Obligations - Improvement - 3.1%
--------------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency,
FSA, 6%, 2009 (c)(u)                                      $  1,000,000    $  1,076,540
Suwanee, GA, MBIA, 5.25%, 2032                                 750,000         792,435
--------------------------------------------------------------------------------------
                                                                          $  1,868,975
--------------------------------------------------------------------------------------
General Obligations - Schools - 7.6%
--------------------------------------------------------------------------------------
Fayette County, GA, School District Rev., FSA,
0% to 2010, 4.9% to 2024                                  $    575,000    $    488,733
Forsyth County, GA, School District,
6%, 2010 (c)                                                   750,000         819,458
Fulton County, GA, School District,
6.375%, 2010                                                 2,000,000       2,111,520
Wilkes County, GA, School District, 5%, 2024                 1,115,000       1,182,614
--------------------------------------------------------------------------------------
                                                                          $  4,602,325
--------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 9.3%
--------------------------------------------------------------------------------------
Athens Clarke County, GA (United Catholic
Health East Issue), 5.5%, 2032                            $    500,000    $    530,830
Chatham County, GA, Hospital Authority Rev
(Memorial Health Medical Center),  "A ",
6%, 2017                                                       350,000         377,955
Chatham County, GA, Hospital Authority Rev.,
Hospital Improvement (Memorial Health
University), "A", 5.375%, 2026                                 200,000         212,476
Cobb County, GA, Hospital Authority
Revolving, Refunding & Improvement Rev.,
Anticipation Certificates, AMBAC, 5.25%, 2023                  750,000         809,550
Healthcare Revenue - Hospitals - continued
Coffee County, GA, Hospital Authority Rev
(Coffee Regional Medical Center, Inc.),
5%, 2026                                                  $    350,000    $    355,604
Gainesville & Hall County, GA, Hospital
Authority Rev. (Northeast Georgia Health
System, Inc.), 5.5%, 2031                                      500,000         521,865
Royston, GA, Hospital Authority Rev. (Ty Cobb
Healthcare System, Inc.), 6.125%, 2009                         220,000         222,660
Tift County, GA, Hospital Authority Rev.,
Anticipation Certificates, AMBAC, 5%, 2022                   2,000,000       2,110,580
Valdosta & Lowndes County, GA, Hospital
Authority Rev. (Southern Georgia Medical
Center Project), AMBAC, 5.25%, 2027                            500,000         533,370
--------------------------------------------------------------------------------------
                                                                          $  5,674,890
--------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.3%
--------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities
(Canterbury Court), "A", 6.125%, 2034                    $    150,000    $    157,887
--------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.9%
--------------------------------------------------------------------------------------
Savannah, GA, Economic Development
Authority, Solid Waste Disposal Rev. (Georgia
Waste Management Project), "A", 5.5%, 2016               $    500,000    $    538,640
--------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.6%
--------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste
(Anheuser Busch Project), 5.95%, 2032                     $    750,000    $    821,730
Virgin Islands Public Finance Authority,
Refinery Facilities Rev.(Hovensa Refinery),
5.875%, 2022                                                   160,000         174,381
--------------------------------------------------------------------------------------
                                                                          $    996,111
--------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.1%
--------------------------------------------------------------------------------------
Effingham County, GA, Development Authority,
Solid Waste Disposal Rev. (Fort James),
5.625%, 2018                                              $    150,000    $    150,411
Savannah, GA, Economic Development
Pollution (Union Camp Corp.), 6.15%, 2017                    1,000,000       1,133,210
--------------------------------------------------------------------------------------
                                                                          $  1,283,621
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.8%
--------------------------------------------------------------------------------------
De Kalb County, GA, Housing Authority Multi-
Family Housing Rev. (Castaways Apartments),
 "A", GNMA, 5.4%, 2029                                    $    595,000    $    625,684
Hinesville, GA, Leased Housing Corp., "A",
FHA, 6.7%, 2017                                                900,000         903,519
Savannah, GA, Housing Authority (Chatham
Gardens Project), FNMA, 5.625%, 2031                           750,000         808,935
--------------------------------------------------------------------------------------
                                                                          $  2,338,138
--------------------------------------------------------------------------------------
Single Family Housing - State - 5.3%
--------------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev.,
5.5%, 2032                                                $  1,000,000    $  1,008,850
Georgia Housing & Finance Authority Rev.,
Single Family Mortgage, "A", 5.6%, 2032                        665,000         685,941
Georgia Housing & Finance Authority Rev.,
Single Family Mortgage, "A-2", 4.85%, 2037                     500,000         503,150
Georgia Housing & Finance Authority Rev.,
Single Family Mortgage, "B", 5%, 2026                          250,000         254,768
Georgia Housing & Finance Authority Rev.,
Single Family Mortgage, "C-2", 5.1%, 2022                      750,000         766,635
--------------------------------------------------------------------------------------
                                                                          $  3,219,344
--------------------------------------------------------------------------------------
State & Agency - Other - 2.7%
--------------------------------------------------------------------------------------
County Commissioners of Georgia Assn.,
Leasing Program, Rockdale County, GA (Public
Purpose Project), AMBAC, 5.625%, 2010 (c)                 $    335,000    $    362,195
County Commissioners of Georgia Assn.,
Leasing Program, Rockdale County, GA (Public
Purpose Project), AMBAC, 5.625%, 2020                          165,000         177,731
Fulton County, GA, Facilities Corp. (Fulton
County, GA Public Purpose Project), AMBAC,
5.9%, 2019                                                   1,000,000       1,092,220
--------------------------------------------------------------------------------------
                                                                          $  1,632,146
--------------------------------------------------------------------------------------
State & Local Agencies - 3.8%
--------------------------------------------------------------------------------------
Clayton County, GA, Development Authority
Rev.,  "A", 6.25%, 2009 (c)                               $    500,000    $    545,430
College Park, GA, Bus & Industrial
Development Civic Center Project, "N",
AMBAC, 5.25%, 2025                                             500,000         545,990
De Kalb County, GA, Public Safety & Judicial
Facilities Authority Rev., 5%, 2029                            400,000         421,324
Fayette County, GA, Public Facilities Authority
(Criminal Justice Center Project),
6.25%, 2010 (c)                                                755,000         831,225
--------------------------------------------------------------------------------------
                                                                          $  2,343,969
--------------------------------------------------------------------------------------
Tax - Other - 3.0%
--------------------------------------------------------------------------------------
Puerto Rico Convention Center, District
Authority Hotel Occupancy Tax Rev., "A",
CIFG, 4.5%, 2036                                          $    750,000    $    757,620
Virgin Islands Public Finance Authority Rev.,
ASST GTY, 5.5%, 2018                                         1,000,000       1,048,670
--------------------------------------------------------------------------------------
                                                                          $  1,806,290
--------------------------------------------------------------------------------------
Tax Assessment - 0.5%
--------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project),
"B", 5.6%, 2030                                           $    150,000    $    155,600
Atlanta, GA, Tax Allocation (Princeton Lakes
Project), 5.5%, 2031                                           150,000         152,991
--------------------------------------------------------------------------------------
                                                                          $    308,591
--------------------------------------------------------------------------------------
Tobacco - 0.6%
--------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                           $    360,000    $    371,398
Transportation - Special Tax - 1.1%
Commonwealth of Puerto Rico Highway &
Transportation Authority, "Y", 5.5%, 2036                 $    610,000    $    665,687
Universities - Colleges - 9.4%
Fulton County, GA (Morehouse College),
AMBAC, 6.25%, 2021                                        $    980,000    $  1,085,027
Fulton County, GA, Development Authority
Rev. (Georgia Tech Foundation Funding), "A",
5%, 2031                                                       265,000         275,298
Fulton County, GA, Development Authority
Rev. (Georgia Tech Foundation),  "A",
5.75%, 2017                                                  1,000,000       1,091,130
Private Colleges & University Authority (Emory
University), "A", 5.75%, 2009 (c)                            1,000,000       1,071,890
Private Colleges & University Authority (Emory
University), "A", 5.75%, 2010 (c)                            1,000,000       1,089,830
Private Colleges & University Authority (Mercer
University), 5.75%, 2011 (c)                                   500,000         555,625
Savannah, GA, Economic Development
Authority Rev. (College of Art & Design, Inc.),
ETM, 6.2%, 2009 (c)                                            500,000         516,040
--------------------------------------------------------------------------------------
                                                                          $  5,684,840
--------------------------------------------------------------------------------------
Universities - Dormitories - 2.6%
--------------------------------------------------------------------------------------
Georgia Private College & University Authority
Rev. (Mercer Housing Corp.), "A", 6%, 2021                $    500,000    $    532,895
Marietta, GA, Development Authority Rev.,
Student Housing (Southern Polytech University),
"A", 6.25%, 2007 (c)                                         1,000,000       1,047,240
--------------------------------------------------------------------------------------
                                                                          $  1,580,135
--------------------------------------------------------------------------------------
Utilities - Municipal Owned - 5.1%
--------------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power
Rev., "A ", MBIA, 6.5%, 2020                              $  1,250,000    $  1,573,163
Monroe County, GA, Pollution Control Rev
(Oglethorpe Power Corp.),  "A ", 6.8%, 2012                  1,000,000       1,137,220
Summerville, GA, Public Utility Rev., Refunding
& Improvement, 5.75%, 2026                                     350,000         376,366
--------------------------------------------------------------------------------------
                                                                          $  3,086,749
--------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 30.8%
--------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "A",
MBIA, 5%, 2033                                            $    500,000    $    519,180
Atlanta, GA, Water & Wastewater Rev.,
FGIC, 5.5%, 2016 (u)                                         8,000,000       9,050,640
Augusta, GA, Water & Sewer Rev., FSA,
5.25%, 2034                                                  1,000,000       1,082,650
Clayton County, GA, Water Authority, Water &
Sewer Rev., 6.25%, 2010 (c)                                  1,000,000       1,097,270
Columbia County, GA, Water & Sewer Rev.,
FGIC, 6.25%, 2010 (c)                                          470,000         513,320
Fairburn, GA, Utility Rev., 5.75%, 2020                        500,000         530,740
Forsyth County, GA, Water & Sewer Authority,
6.25%, 2010 (c)                                              1,105,000       1,210,406
Fulton County, GA, Water & Sewer Rev., FGIC,
6.375%, 2014                                                   100,000         112,104
Fulton County, GA, Water & Sewer Rev., FGIC,
ETM, 6.375%, 2014 (c)                                        2,150,000       2,412,451
Gainesville, GA, Water & Sew Rev., FGIC,
5.625%, 2009 (c)                                             1,000,000       1,070,500
Jackson County, GA, Water & Sewer Authority,
"A", AMBAC, 5.75%, 2017                                      1,000,000       1,094,704
--------------------------------------------------------------------------------------
                                                                          $ 18,693,965
--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $59,550,512)                      $ 63,548,164
--------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.0%
--------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "C",
3.85%, due 10/02/06                                       $    100,000    $    100,000
Georgia Municipal Electric Authority,
3.76%, due 10/04/06                                            500,000         500,000
--------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $600,000)                                               $    600,000
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $60,150,512) (K)                      $ 64,148,164
--------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.6)%                                     (3,406,440)
--------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                       $ 60,741,724
--------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                          UNREALIZED
                      NOTIONAL                                CASH FLOWS             CASH FLOWS          APPRECIATION
EXPIRATION             AMOUNT            COUNTERPARTY         TO RECEIVE               TO PAY           (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
 12/1/2007          USD 1,000,000        Merrill Lynch        7-Day BMA          2.795% (fixed rate)      $   8,608
12/13/2016          USD   500,000        Merrill Lynch        7-Day BMA          3.848% (fixed rate)         (4,532)
12/15/2016          USD   500,000        Merrill Lynch        7-Day BMA          4.108% (fixed rate)         14,484
 3/26/2017          USD 1,000,000        Goldman Sachs        7-Day BMA          3.710% (fixed rate)          2,993
  1/4/2019          USD 1,000,000           Citigroup         7-Day BMA          4.307% (fixed rate)         43,423
  3/1/2019          USD   500,000        Merrill Lynch        7-Day BMA          3.976% (fixed rate)         (6,970)
 11/9/2026          USD   600,000        Goldman Sachs    5.787% (fixed rate)       3-Month LIBOR            36,874
----------------------------------------------------------------------------------------------------------------------
                                                                                                         ($  20,934)
----------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06 (unaudited) (Not Restated)

MFS(R) MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 96.2%

--------------------------------------------------------------------------------------
ISSUER                                                     SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------
Airport and Port Revenue - 0.8%
--------------------------------------------------------------------------------------
Maryland Transportation Authority Rev.
(Baltimore/Washington International Airport),
 "A", AMBAC, 5%, 2027                                     $  1,000,000    $  1,048,770
General Obligations - General Purpose - 6.3%
Anne Arundel County, MD, General
Improvement, 4.2%, 2025                                   $    520,000    $    513,417
Baltimore, MD, "B", 7.15%, 2009                              2,120,000       2,329,096
Baltimore, MD, UT, Public Improvement, "A",
MBIA, 7%, 2009                                               1,000,000       1,101,000
Frederick County, MD, Public Facilities,
5.25%, 2009 (c)                                              2,000,000       2,109,360
Puerto Rico Commonwealth Public
Improvement, "A", 5.25%, 2026                                2,330,000       2,504,494
--------------------------------------------------------------------------------------
                                                                          $  8,557,367
--------------------------------------------------------------------------------------
General Obligations - Improvement - 14.3%
--------------------------------------------------------------------------------------
Howard County, MD, "B", 0%, 2008                          $  1,000,000    $    936,520
Howard County, MD, Consolidated Public
Improvement, "A", 5.5%, 2008 (c)                             1,000,000       1,036,450
Howard County, MD, Consolidated Public
Improvement, "A", 5.5%, 2008 (c)                             2,000,000       2,072,900
Prince George's County, MD, 0%, 2007                         5,110,000       4,977,651
Prince George's County, MD, Consolidated
Public Improvement, "A", 5%, 2023                            2,000,000       2,132,240
Prince George's County, MD, Unrefunded
Balance, Public Improvement, FSA,
5.375%, 2015                                                    80,000          84,666
Puerto Rico Municipal Finance Agency,
RITES, FSA, 7.099%, 2019 (v)(z)                              1,000,000       1,126,400
Washington Suburban Sanitation District,
General Construction Rev., 5%, 2027                            930,000         993,231
Washington Suburban Sanitation District,
General Construction Rev., 5%, 2028                            980,000       1,045,160
Washington Suburban Sanitation District,
General Construction Rev., 5%, 2029                          1,025,000       1,091,615
Worcester County, MD, Public Improvement,
5.625%, 2010 (c)                                             1,620,000       1,743,493
Worcester County, MD, Public Improvement,
5.625%, 2010 (c)                                             2,030,000       2,184,747
--------------------------------------------------------------------------------------
                                                                          $ 19,425,073
--------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 18.9%
--------------------------------------------------------------------------------------
Maryland Health & Higher Education
(Peninsula Regional Medical Center),
5%, 2036                                                  $  1,000,000    $  1,039,820
Maryland Health & Higher Educational
Facilities Authority Rev. (Adventist
Healthcare), "A", 5.75%, 2025                                1,000,000       1,068,110
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational
Facilities Authority Rev. (Anne Arundel Health
Systems), "A", FSA, 5%, 2023                                 1,000,000       1,059,120
Maryland Health & Higher Educational
Facilities Authority Rev. (Calvert Health
Systems), 5.5%, 2039                                         1,000,000       1,069,410
Maryland Health & Higher Educational
Facilities Authority Rev. (Carroll County
General Hospital), 6%, 2037                                  1,000,000       1,072,460
Maryland Health & Higher Educational
Facilities Authority Rev. (Catholic Health),
"A", 6%, 2020                                                  245,000         267,388
Maryland Health & Higher Educational
Facilities Authority Rev. (Catholic Health),
"A", ETM, 6%, 2020 (c)                                         755,000         817,499
Maryland Health & Higher Educational
Facilities Authority Rev. (Doctors Community
Hospital), 5.5%, 2024                                        1,000,000       1,002,550
Maryland Health & Higher Educational
Facilities Authority Rev. (Frederick Memorial
Hospital), 5.125%, 2035                                      1,000,000       1,024,640
Maryland Health & Higher Educational
Facilities Authority Rev. (Good Samaritan
Hospital), ETM, 5.7%, 2009 (c)                               1,085,000       1,129,322
Maryland Health & Higher Educational
Facilities Authority Rev. (Johns Hopkins
Hospital), 5%, 2021                                            750,000         778,718
Maryland Health & Higher Educational
Facilities Authority Rev. (Johns Hopkins
Medical Institutions), "A", 5%, 2037                           750,000         788,528
Maryland Health & Higher Educational
Facilities Authority Rev. (Lifebridge Health),
"A", 5.125%, 2034                                            1,000,000       1,034,460
Maryland Health & Higher Educational
Facilities Authority Rev. (Medlantic/Helix
Issue), "B", AMBAC, 5.25%, 2038                              1,500,000       1,748,775
Maryland Health & Higher Educational
Facilities Authority Rev. (Medstar Health),
5.5%, 2033                                                     800,000         848,096
Maryland Health & Higher Educational
Facilities Authority Rev. (North Arundel
Hospital), 6.5%, 2010 (c)                                      500,000         555,420
Maryland Health & Higher Educational
Facilities Authority Rev. (Suburban Hospital),
"A", 5.5%, 2016                                              1,000,000       1,092,000
Maryland Health & Higher Educational
Facilities Authority Rev. (Union Hospital of
Cecil County Issue), 5.625%, 2032                            1,000,000       1,060,440
Maryland Health & Higher Educational
Facilities Authority Rev. (Union Hospital of
Cecil County Issue), 5%, 2035                                  500,000         519,335
Maryland Health & Higher Educational
Facilities Authority Rev. (University of
Maryland Medical Systems), 6.625%, 2010 (c)                  1,000,000       1,100,030
Maryland Health & Higher Educational
Facilities Authority Rev. (University of
Maryland Medical Systems), "B", AMBAC,
5%, 2024                                                     1,000,000       1,060,950
Maryland Health & Higher Educational
Facilities Authority Rev. (Upper Chesapeake
Hospital), "A", FSA, 5.5%, 2020                              2,000,000       2,066,480
Maryland Health & Higher Educational
Facilities Rev. (Helix Health Issue), AMBAC,
ETM, 5%, 2027 (c)                                            1,000,000       1,100,970
Maryland Industrial Development Authority,
Economic Development Rev., RIBS, FSA,
8.177%, 2022 (p)                                             1,400,000       1,827,728
Montgomery County, MD, Economic
Development (Trinity Healthcare Group),
5.125%, 2022                                                   500,000         523,110
--------------------------------------------------------------------------------------
                                                                          $ 25,655,359
--------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.3%
--------------------------------------------------------------------------------------
Maryland Health & Higher & Higher
Educational Facilities Authority Rev
(Edenwald), "A", 5.4%, 2037                               $    200,000    $    204,724
Maryland Health & Higher Educational
Facilities Authority Rev. (Bradford Oaks
Nursing & Rehabilitation Center),
6.375%, 2027                                                 1,000,000       1,009,720
Maryland Health & Higher Educational
Facilities Authority Rev. (Mercy Ridge), "A",
6%, 2035                                                       150,000         159,456
Westminster, MD, Economic Development
Rev. (Carroll Lutheran Village), "A",
6.25%, 2034                                                    400,000         420,904
--------------------------------------------------------------------------------------
                                                                          $  1,794,804
--------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 1.1%
--------------------------------------------------------------------------------------
Baltimore, MD, Port Facilities Rev.,
Consolidated Coal Sales, "B", 6.5%, 2011                  $  1,500,000    $  1,564,260
Industrial Revenue - Environmental Services - 0.7%
Maryland Economic Development Corp., "A ",
5%, 2031                                                  $    300,000    $    295,842
Northeast Maryland Waste Disposal Authority
Resources Recovery Rev. (Baltimore Resco
Retrofit Project), 5%, 2012                                    690,000         702,123
--------------------------------------------------------------------------------------
                                                                          $    997,965
--------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
--------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                              $    375,000    $    408,705
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
Maryland Industrial Development Authority
Economic Development (Baltimore Aquarium
Project), 5.2%, 2026                                      $  1,000,000    $  1,055,840
Miscellaneous Revenue - Other - 3.0%
Baltimore, MD, Convention Center Hotel Rev.,
"B", 5.875%, 2039                                         $    300,000    $    319,212
Harford County MD, Economic Development
Rev. (Battelle Memorial Institute Project),
5.25%, 2034                                                  1,600,000       1,693,312
Puerto Rico Commonwealth Infrastructure
Financing Authority, Special Tax Rev., "B",
5%, 2031                                                     2,000,000       2,076,440
--------------------------------------------------------------------------------------
                                                                          $  4,088,964
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.7%
--------------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev., FHA,
7.75%, 2009                                               $    320,000    $    320,045
Maryland Community Development
Administration (Waters Landing II
Apartments), "A", GNMA, 5.875%, 2033                         1,500,000       1,580,715
Maryland Community Development
Administration, "A", 5%, 2034                                  910,000         925,971
Maryland Community Development
Administration, "A", 5.1%, 2044                                970,000         986,956
Maryland Community Development
Administration, "A", 5.05%, 2047                             1,000,000       1,019,160
Maryland Community Development
Administration, "B", 5%, 2039                                  500,000         509,900
Maryland Community Development
Administration, "D", 5%, 2032                                1,000,000       1,013,630
--------------------------------------------------------------------------------------
                                                                          $  6,356,377
--------------------------------------------------------------------------------------
Parking - 1.2%
--------------------------------------------------------------------------------------
Maryland Health & Higher Educational
Facilities Authority Rev. (Johns Hopkins
Medical Institutions), AMBAC, 5%, 2034                    $  1,500,000    $  1,577,505
--------------------------------------------------------------------------------------
Single Family Housing - Local - 0.1%
--------------------------------------------------------------------------------------
Prince George's County, MD, Housing Single
Family Collateral, "A", 7.4%, 2032                        $     30,000    $     30,584
Prince George's County, MD, Housing Single
Family Collateral, "A", GNMA, 5.6%, 2034                        60,000          60,130
--------------------------------------------------------------------------------------
                                                                          $     90,714
--------------------------------------------------------------------------------------
Single Family Housing - State - 4.4%
--------------------------------------------------------------------------------------
Maryland Community Development
Administration Housing, "A", 5.875%, 2016                 $  1,155,000    $  1,181,230
Maryland Community Development
Administration Residential, "B", 4.75%, 2019                   680,000         692,002
Maryland Community Development
Administration, "I", 6%, 2041                                1,000,000       1,082,100
Maryland Community Development
Administration, Department of Housing &
Community Development, "L", 4.95%, 2038                      1,000,000       1,009,320
Montgomery County, MD, Housing
Opportunities Commission (Single Family
Mortgage Rev.), "B", 4.55%, 2026                             1,505,000       1,499,070
Puerto Rico Housing Finance Authority Home
Mortgage Rev., Mortgage Backed Securities,
"A", 4.75%, 2023                                               180,000         180,031
Puerto Rico Housing Finance Authority
Mortgage Backed Securities, "A",
4.375%, 2017                                                   300,000         302,157
--------------------------------------------------------------------------------------
                                                                          $  5,945,910
--------------------------------------------------------------------------------------
State & Agency - Other - 2.4%
--------------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                          $    805,000    $  1,135,308
Howard County, MD, COP, 8%, 2019                               385,000         542,973
Howard County, MD, COP, 8%, 2019                               680,000         959,018
Howard County, MD, COP, 8.15%, 2021                            450,000         653,139
--------------------------------------------------------------------------------------
                                                                          $  3,290,438
--------------------------------------------------------------------------------------
State & Local Agencies - 4.6%
--------------------------------------------------------------------------------------
Maryland Stadium Authority, Lease Rev
(Convention Center Expansion), AMBAC,
5.875%, 2012                                              $  1,000,000    $  1,004,230
Prince George's County, MD, Lease
Development Authority Rev., MBIA, 0%, 2009                   1,500,000       1,351,230
Puerto Rico Public Finance Corp.,
Commonwealth Appropriation,  "E",
5.7%, 2010 (c)                                               1,235,000       1,317,918
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 6.825%, 2013 (v)(z)                              500,000         604,830
Puerto Rico Public Finance Corp.,
RITES, AMBAC, 6.825%, 2016 (v)(z)                            1,520,000       1,919,669
--------------------------------------------------------------------------------------
                                                                          $  6,197,877
--------------------------------------------------------------------------------------
Tax - Other - 1.5%
--------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev.,
"A", 5.5%, 2022                                           $  1,000,000    $  1,035,150
Virgin Islands Public Finance Authority Rev.,
"E", 5.875%, 2018                                            1,000,000       1,048,520
--------------------------------------------------------------------------------------
                                                                          $  2,083,670
--------------------------------------------------------------------------------------
Tax Assessment - 1.8%
--------------------------------------------------------------------------------------
Anne Arundel County, MD, Special
Obligations (Arundel Mills Project),
5.125%, 2029                                              $  1,555,000    $  1,668,251
Brunswick, MD, Special Obligation (Brunswick
Crossing Special Taxing), 5.5%, 2036                           250,000         254,243
Prince George's County, MD, Special
Obligations (National Harbor Project),
5.2%, 2034                                                     500,000         509,985
--------------------------------------------------------------------------------------
                                                                          $  2,432,479
--------------------------------------------------------------------------------------
Tobacco - 0.6%
--------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                           $    230,000    $    237,282
Guam Economic Development Authority
Tobacco Settlement, "B", 5.5%, 2041                            400,000         410,276
Virgin Islands Tobacco Settlement Financing
Corp., 5%, 2021                                                225,000         227,367
--------------------------------------------------------------------------------------
                                                                          $    874,925
--------------------------------------------------------------------------------------
Transportation - Special Tax - 1.4%
--------------------------------------------------------------------------------------
Maryland Department of Transportation, Port
Administration Facilities Project, AMBAC,
5.25%, 2020                                               $  1,690,000    $  1,837,064
--------------------------------------------------------------------------------------
Universities - Colleges - 11.3%
--------------------------------------------------------------------------------------
Annapolis, MD, Economic Development Rev
(St. John's College), 5.5%, 2018                               750,000         771,908
Anne Arundel County, MD, Economic
Development (Community College Project),
5.25%, 2028                                                  1,600,000       1,717,296
Frederick County, MD, Educational Facilities
Rev. (Mount St. Mary's College), "A",
5.7%, 2020                                                     850,000         886,695
Maryland Health & Higher Education (College
Of Art), 5%, 2030                                              750,000         774,908
Maryland Health & Higher Education (Loyola
College), "A", 5%, 2040                                      1,000,000       1,029,920
Maryland Health & Higher Educational
Facilities Authority Rev. (Goucher College),
5.375%, 2025                                                   500,000         537,770
Maryland Health & Higher Educational
Facilities Authority Rev. (Johns Hopkins
University), 5.625%, 2027                                    1,400,000       1,439,592
Maryland Health & Higher Educational
Facilities Authority Rev. (Johns Hopkins
University), "A", 5%, 2032                                   2,000,000       2,069,400
Montgomery County, MD, Rev. Authority
(College Arts Center Project), "A", 5%, 2027                 1,950,000       2,067,059
Morgan State University, MD, Academic, "A",
MBIA, ETM, 0%, 2008 (c)                                      1,400,000       1,316,546
Morgan State University, MD, Academic,
MBIA, 6.05%, 2015                                            1,500,000       1,691,730
Westminster, MD, Educational Facilities Rev
(McDaniel College), 5.5%, 2032                               1,000,000       1,050,930
--------------------------------------------------------------------------------------
                                                                          $ 15,353,754
--------------------------------------------------------------------------------------
Universities - Dormitories - 5.3%
--------------------------------------------------------------------------------------
Maryland Economic Development Corp.
(Morgan State University Project), "A",
6%, 2034                                                  $  1,000,000    $  1,020,480
Maryland Economic Development Corp.
(University of Maryland College Park Project),
AMBAC, 5%, 2019                                              1,850,000       1,945,386
Maryland Economic Development Corp.,
Collegiate Housing (Salisbury), "A",
6%, 2019                                                     1,000,000       1,048,960
Maryland Economic Development Corp.,
Collegiate Housing Rev. (Towson University),
"A", 5.75%, 2029                                             1,000,000       1,018,670
Maryland Economic Development Corp.,
Student Housing Rev. (University of Maryland
College Park Projects), CIFG, 5%, 2033                       2,120,000       2,237,872
--------------------------------------------------------------------------------------
                                                                          $  7,271,368
--------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.3%
--------------------------------------------------------------------------------------
Maryland Industrial Development Financing
Authority, Economic Development Authority
Rev. (Our Lady of Good Council), "A",
6%, 2035                                                  $    400,000    $    429,200
--------------------------------------------------------------------------------------
Utilities - Municipal Owned - 3.6%
--------------------------------------------------------------------------------------
Guam Power Authority Rev., RITES,
AMBAC, 6.565%, 2015 (v)(z)                                $  1,680,000    $  1,886,741
Puerto Rico Electric Power Authority Rev.,
"NN", 5.125%, 2024                                           1,500,000       1,584,240
Puerto Rico Electric Power Authority Rev.,
RITES, FSA, 6.558%, 2015 (v)(z)                              1,400,000       1,478,008
--------------------------------------------------------------------------------------
                                                                          $  4,948,989
--------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 5.5%
--------------------------------------------------------------------------------------
Baltimore, MD, Project Rev., Refunding Water
Projects, "A", FGIC, 5.125%, 2032                         $  1,000,000    $  1,055,570
Baltimore, MD, Rev., LEVRRS, MBIA,
7.72%, 2020 (p)                                              3,000,000       3,874,140
Baltimore, MD, Wastewater Rev. Project,
"A", MBIA, 5.65%, 2020                                       2,000,000       2,291,372
Puerto Rico Aqueduct & Sewer Authority
Rev., ETM, 10.25%, 2009 (c)                                    230,000         251,268
--------------------------------------------------------------------------------------
                                                                          $  7,472,350
--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $122,576,913)                     $130,759,727
--------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.8%
--------------------------------------------------------------------------------------
Bell County, TX, Health Facility Development
Corp. Rev. (Scott & White Memorial
Hospital), 3.89%, due 10/02/06                            $    300,000    $    300,000
Jefferson County, AL, Sewer Rev., Warrants,
"B-4", 3.78%, due 10/05/06                                     300,000         300,000
Lincoln County, WY, Pollution Control Rev
(Exxon Mobil Corp.), 3.75%, due 10/02/06                       500,000         500,000
Lincoln County, WY, Pollution Control Rev
(Exxon Mobil Corp.), 3.81%, due 10/02/06                       800,000         800,000
Lincoln County, WY, Pollution Control Rev
(Exxon Mobil Corp.), "B",
3.81%, due 10/02/06                                            200,000         200,000
Triborough Bridge & Tunnel Authority, NY,
Rev., "F", 3.74%, due 10/05/06                                 400,000         400,000
--------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $2,500,000)                                             $  2,500,000
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $125,076,913) (K)                     $133,259,727
--------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.0%                                        2,724,945
--------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                       $135,984,672
--------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                          UNREALIZED
                      NOTIONAL                                CASH FLOWS             CASH FLOWS          APPRECIATION
EXPIRATION             AMOUNT            COUNTERPARTY         TO RECEIVE               TO PAY           (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
 12/1/2007          USD 3,000,000        Merrill Lynch        7-Day BMA          2.795% (fixed rate)       $ 25,824
12/13/2016          USD 2,000,000        Merrill Lynch        7-Day BMA          3.848% (fixed rate)        (18,126)
 3/26/2017          USD 2,000,000        Goldman Sachs        7-Day BMA          3.710% (fixed rate)          5,986
  3/1/2019          USD 1,500,000        Merrill Lynch        7-Day BMA          3.976% (fixed rate)        (20,911)
 11/9/2026          USD 1,250,000        Goldman Sachs    5.787% (fixed rate)       3-Month LIBOR            76,821
----------------------------------------------------------------------------------------------------------------------
                                                                                                           $ 69,594
----------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06 (unaudited) (As Restated - See Note 8)

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 104.2%

--------------------------------------------------------------------------------------
ISSUER                                                     SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------
Airport & Port Revenue - 4.3%
--------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A",
AMBAC, 5%, 2035                                           $  2,000,000    $  2,102,480
Massachusetts Port Authority Rev., "A", FSA,
5.125%, 2017                                                 1,275,000       1,339,209
Massachusetts Port Authority Rev., "A",
MBIA, 5%, 2033                                               3,000,000       3,135,870
Massachusetts Port Authority Rev., "C",
6%, 2010 (c)                                                 1,000,000       1,081,980
Massachusetts Port Authority Rev., "C",
6.125%, 2010 (c)                                             1,460,000       1,585,224
Massachusetts Port Authority Rev., ETM,
13%, 2013 (c)                                                  610,000         820,871
--------------------------------------------------------------------------------------
                                                                          $ 10,065,634
--------------------------------------------------------------------------------------
General Obligations - General Purpose - 14.1%
--------------------------------------------------------------------------------------
Boston, MA,  "A ", 5.75%, 2010 (c)                        $  3,645,000    $  3,895,375
Brookline, MA, 5.375%, 2019                                  1,800,000       1,922,292
Commonwealth of Massachusetts, "B",
5.25%, 2028                                                  2,500,000       2,872,550
Commonwealth of Massachusetts, "B", FGIC,
ETM, 7%, 2009 (c)                                            1,150,000       1,213,158
Greater Lawrence, MA, Sanitation District,
MBIA, 5.625%, 2010 (c)                                       1,640,000       1,771,840
Lynn, MA, AMBAC, 5.125%, 2018                                3,690,000       3,859,076
Massachusetts Consolidated Loan, "A",
6%, 2010 (c)                                                 3,000,000       3,246,270
Massachusetts Consolidated Loan, "B",
5.75%, 2010 (c)                                              1,000,000       1,075,160
Massachusetts Consolidated Loan, "C",
5.875%, 2009 (c)                                             1,000,000       1,070,690
Massachusetts Consolidated Loan, "C",
5.75%, 2010 (c)                                              1,500,000       1,619,490
Middleborough, MA, FGIC, 5.6%, 2010 (c)                         75,000          80,410
Puerto Rico Commonwealth, Public
Improvement, "A", 5.25%, 2030                                1,000,000       1,067,500
Salisbury, MA, MBIA, 5.25%, 2031                             2,790,000       3,004,328
Sutton, MA, MBIA, 5.5%, 2017                                 1,000,000       1,066,910
Sutton, MA, MBIA, 5.5%, 2019                                 1,000,000       1,064,200
Westford, MA, FGIC, 5.25%, 2020                              2,250,000       2,401,358
Weymouth, MA, MBIA, 5.375%, 2020                             1,250,000       1,337,025
--------------------------------------------------------------------------------------
                                                                          $ 32,567,632
--------------------------------------------------------------------------------------
General Obligations - Improvement - 7.6%
--------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority,
6.2%, 2016 (u)                                            $  9,670,000    $ 11,120,113
Massachusetts Bay Transportation Authority,
Unrefunded Balance, "A", 5.75%, 2018                           320,000         342,938
Maynard, MA, MBIA, 5.5%, 2021                                1,000,000       1,102,010
General Obligations - Improvement - continued
Springfield, MA, FSA, 6.25%, 2009 (c)                     $  1,600,000    $  1,737,408
Worcester, MA, "A", FSA, 6%, 2010                            2,955,000       3,217,936
--------------------------------------------------------------------------------------
                                                                          $ 17,520,405
--------------------------------------------------------------------------------------
General Obligations - Schools - 6.9%
--------------------------------------------------------------------------------------
Belmont, MA, 5%, 2015                                     $  2,165,000    $  2,184,442
Dudley-Charlton, MA, Regional School
District, FGIC, 5.25%, 2011 (u)                              2,730,000       3,039,937
Dudley-Charlton, MA, Regional School
District, FGIC, 5.25%, 2012 (u)                              2,860,000       3,203,457
Dudley-Charlton, MA, Regional School
District, FGIC, 5.25%, 2014 (u)                              3,130,000       3,529,951
Narragansett, MA, Regional School District,
AMBAC, 6%, 2019                                              1,720,000       1,870,380
Tantasquama, MA, Regional School District,
FSA, 5.375%, 2010 (c)                                        2,000,000       2,148,820
--------------------------------------------------------------------------------------
                                                                          $ 15,976,987
--------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 11.2%
--------------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Massachusetts Biomedical Research),
"C", 6.375%, 2016                                         $     50,000    $     54,562
Massachusetts Health & Educational Facilities
Authority Rev. (Baystate Medical Center),
"F", 5.75%, 2033                                             2,000,000       2,131,360
Massachusetts Health & Educational Facilities
Authority Rev. (Berkshire Health Systems),
"E", 6.25%, 2031                                             1,350,000       1,447,861
Massachusetts Health & Educational Facilities
Authority Rev. (Caritas Christi), "B",
6.5%, 2012                                                     500,000         543,695
Massachusetts Health & Educational Facilities
Authority Rev. (Caritas Christi), "B",
6.25%, 2022                                                     20,000          21,696
Massachusetts Health & Educational Facilities
Authority Rev. (Catholic Health East Issue),
5.5%, 2032                                                   1,575,000       1,672,114
Massachusetts Health & Educational Facilities
Authority Rev. (Covenant Health Systems,
Inc.), 6.5%, 2017                                               75,000          83,750
Massachusetts Health & Educational Facilities
Authority Rev. (Covenant Health Systems,
Inc.), 6%, 2031                                              1,000,000       1,092,360
Massachusetts Health & Educational Facilities
Authority Rev. (Jordan Hospital), "D",
5.25%, 2018                                                  1,330,000       1,345,960
Massachusetts Health & Educational Facilities
Authority Rev. (Milford-Whitinsville Hospital),
"D", 6.35%, 2032                                                50,000          53,697
Massachusetts Health & Educational Facilities
Authority Rev. (Milford-Whitinsville Regional
Hospital), "C", 5.25%, 2018                                  1,500,000       1,516,770
Massachusetts Health & Educational Facilities
Authority Rev. (Milton Hospital), "C",
5.5%, 2016                                                     800,000         826,232
Massachusetts Health & Educational Facilities
Authority Rev. (New England Medical Center
Hospital), "H", FGIC, 5.375%, 2018                           1,000,000       1,082,590
Massachusetts Health & Educational Facilities
Authority Rev. (New England Medical Center
Hospital), "H", FGIC, 5.375%, 2019                             815,000         881,447
Massachusetts Health & Educational Facilities
Authority Rev. (New England Medical Center
Hospital), "H", FGIC, 5%, 2025                               1,135,000       1,187,448
Massachusetts Health & Educational Facilities
Authority Rev. (Newton Wellesley Hospital),
"G", MBIA, 6.125%, 2015                                      1,000,000       1,037,120
Massachusetts Health & Educational Facilities
Authority Rev. (North Adams Regional
Hospital), "C", 6.625%, 2018                                   475,000         486,462
Massachusetts Health & Educational Facilities
Authority Rev. (Partners Healthcare Systems),
"A", MBIA, 5.375%, 2018                                      2,000,000       2,043,180
Massachusetts Health & Educational Facilities
Authority Rev. (Partners Healthcare Systems),
"C", 5.75%, 2021                                               100,000         108,719
Massachusetts Health & Educational Facilities
Authority Rev. (South Shore Hospital), "F ",
5.625%, 2019                                                 2,000,000       2,110,480
Massachusetts Health & Educational Facilities
Authority Rev. (University of Massachusetts
Memorial Hospital), "C", 6.5%, 2021                          1,000,000       1,098,780
Massachusetts Health & Educational Facilities
Authority Rev. (University of Massachusetts
Memorial Hospital), "D", 5%, 2033                              500,000         507,035
Massachusetts Industrial Finance Agency
Rev., Capital Appreciation (Massachusetts
Biomedical Research), "A", 0%, 2010                          5,300,000       4,531,129
--------------------------------------------------------------------------------------
                                                                          $ 25,864,447
--------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.3%
--------------------------------------------------------------------------------------
Boston, MA, Industrial Development Finance
Authority Rev. (Alzheimer's Center Project),
FHA, 5.5%, 2012                                           $     85,000    $     85,114
Massachusetts Development Finance Agency
Rev., First Mortgage (Loomis Communities
Project), "A", 6.9%, 2032                                      530,000         582,905
--------------------------------------------------------------------------------------
                                                                          $    668,019
--------------------------------------------------------------------------------------
Human Services - 0.4%
--------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities
Authority Rev. (Learning Center for Deaf
Children), "C", 6.1%, 2019                                $  1,000,000    $  1,023,850

Industrial Revenue - Airlines - 1.4%
Massachusetts Port Authority Rev. (U.S
Airways Project), MBIA, 5.875%, 2016                      $  1,900,000    $  2,006,229
Massachusetts Port Authority Rev., Special
Facilities (U.S. Airways Project), "A", MBIA,
5.625%, 2011                                                 1,140,000       1,164,316
--------------------------------------------------------------------------------------
                                                                          $  3,170,545
--------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.8%
--------------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Waste Management, Inc. Project),
5.5%, 2027                                                $    750,000    $    800,640
Massachusetts Development Finance Agency
Rev. (Waste Management, Inc.), "B",
6.9%, 2029                                                   1,000,000       1,080,550
--------------------------------------------------------------------------------------
                                                                          $  1,881,190
--------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.0%
--------------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev., Resource Recovery (Fluor Corp.),
5.625%, 2019                                              $  1,675,000    $  1,755,249
Massachusetts Industrial Finance Agency Rev
(Welch Foods, Inc.), 5.6%, 2017                              2,100,000       2,175,474
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                   595,000         648,479
--------------------------------------------------------------------------------------
                                                                          $  4,579,202
--------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 2.4%
--------------------------------------------------------------------------------------
Martha's Vineyard, MA, Land Bank Rev.,
AMBAC, 5%, 2029                                           $    785,000    $    826,927
Martha's Vineyard, MA, Land Bank Rev.,
AMBAC, 5%, 2034                                              1,365,000       1,430,670
Massachusetts Development Finance Agency
Rev. (WGBH Educational Foundation), "A",
AMBAC, 5.375%, 2012 (c)                                      3,000,000       3,278,520
--------------------------------------------------------------------------------------
                                                                          $  5,536,117
--------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 5.3%
--------------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Credit Housing-Chelsea Homes), "I-A",
LOC, 5%, 2024                                             $  1,185,000    $  1,200,026
Massachusetts Development Finance Agency
Rev. (Morville House Apartments),  "A", LOC,
4.95%, 2023                                                  2,500,000       2,527,875
Massachusetts Housing Finance Agency Rev.,
"A", 5%, 2028                                                1,000,000       1,022,150
Massachusetts Housing Finance Agency Rev.,
"E", 5%, 2028                                                1,000,000       1,026,960
Massachusetts Housing Finance Agency Rev.,
"F", 5.125%, 2034                                              720,000         740,844
Massachusetts Housing Finance Agency Rev.,
"P", 5%, 2023                                                1,240,000       1,274,534
Massachusetts Housing Finance Agency Rev.,
"P", 5.1%, 2033                                              1,565,000       1,600,791
Massachusetts Housing Finance Agency Rev.,
"P", 5.2%, 2045                                              1,445,000       1,476,689
Massachusetts Housing Finance Agency Rev.,
Rental Mortgage,  "A", AMBAC, 5.7%, 2020                     1,475,000       1,514,456
--------------------------------------------------------------------------------------
                                                                          $ 12,384,325
--------------------------------------------------------------------------------------
Parking - 0.6%
--------------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev
(Route 128 Parking Garage), "A",
6%, 2009 (c)                                              $    450,000    $    487,075
Rail Connections, Inc., Massachusetts Rev
(Route 128 Parking Garage), "A",
6%, 2009 (c)                                                   500,000         541,195
Rail Connections, Inc., Massachusetts Rev
(Route 128 Parking Garage), "A",
6%, 2009 (c)                                                   250,000         270,597
--------------------------------------------------------------------------------------
                                                                          $  1,298,867
--------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.7%
--------------------------------------------------------------------------------------
Route 3 North Transit Improvement
Associates Rev., MBIA, 5.625%, 2010 (c)                   $  1,500,000    $  1,607,400
Single Family Housing - State - 2.4%
Massachusetts Housing Finance Agency,
Single Family Housing Rev., "102", 5%, 2029                  1,500,000       1,524,525
Massachusetts Housing Finance Agency,
Single Family Housing Rev., "118",
4.75%, 2030                                                  1,500,000       1,508,985
Massachusetts Housing Finance Agency,
Single Family Housing Rev., "122",
4.85%, 2031                                                  2,000,000       2,035,840
Massachusetts Housing Finance Agency,
Single Family Housing Rev., "91",
5.5%, 2031                                                     565,000         566,458
--------------------------------------------------------------------------------------
                                                                          $  5,635,808
--------------------------------------------------------------------------------------
Solid Waste Revenue - 1.2%
--------------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Ogden Haverhill Associates), "A",
6.7%, 2014                                                $    600,000    $    654,978
Massachusetts Industrial Finance Agency,
Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 5.5%, 2013                                    25,000          26,136
Massachusetts Industrial Finance Agency,
Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 5.6%, 2019                                 1,925,000       2,003,752
--------------------------------------------------------------------------------------
                                                                          $  2,684,866
--------------------------------------------------------------------------------------
State & Agency - Other - 0.6%
--------------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Visual & Performing Arts Project),
6%, 2015                                                  $  1,235,000    $  1,428,994
--------------------------------------------------------------------------------------
State & Local Agencies - 3.1%
--------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp.,
AMBAC, 5.375%, 2016 (u)                                   $  5,000,000    $  5,657,350
University of Massachusetts, Building
Authority Project Rev., "2", AMBAC,
5.5%, 2010                                                   1,400,000       1,503,236
--------------------------------------------------------------------------------------
                                                                          $  7,160,586
--------------------------------------------------------------------------------------
Student Loan Revenue - 0.7%
--------------------------------------------------------------------------------------
Massachusetts Educational Financing
Authority, Education Loan Rev., "E", AMBAC,
5%, 2015                                                  $     90,000    $     92,370
Massachusetts Educational Financing
Authority, Education Loan Rev., "Issue E",
AMBAC, 5.3%, 2016                                            1,490,000       1,523,823
Massachusetts Educational Financing
Authority, Education Loan Rev., "Issue G",
"A", MBIA, 6.05%, 2017                                          50,000          51,365
--------------------------------------------------------------------------------------
                                                                          $  1,667,558
--------------------------------------------------------------------------------------
Tax - Other - 2.0%
--------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev.,
"A", 5.5%, 2022                                           $  2,950,000    $  3,053,693
Virgin Islands Public Finance Authority Rev.,
"E", 5.875%, 2018                                            1,420,000       1,488,898
--------------------------------------------------------------------------------------
                                                                          $  4,542,591
--------------------------------------------------------------------------------------
Tax Assessment - 1.9%
--------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority
Rev., "A", 5%, 2014 (c)                                   $  3,500,000    $  3,813,495
Massachusetts Bay Transportation Authority,
Unfunded Balance, "A", 5.25%, 2030                             615,000         645,356
--------------------------------------------------------------------------------------
                                                                          $  4,458,851
--------------------------------------------------------------------------------------
Tobacco - 0.5%
--------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                           $    665,000    $    686,054
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.5%, 2039                                  400,000         414,108
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, "A", 0%, 2050                             2,000,000         133,340
--------------------------------------------------------------------------------------
                                                                          $  1,233,502
--------------------------------------------------------------------------------------
Universities - Colleges - 20.1%
--------------------------------------------------------------------------------------
Massachusetts College Building Authority
Project Rev., "A", XLCA, 5.25%, 2023                      $  1,000,000    $  1,069,820
Massachusetts College Building Authority
Project Rev., "A", XLCA, 5%, 2043                            2,110,000       2,183,977
Massachusetts Development Finance Agency
Rev. (Boston University), XLCA, 6%, 2059                     1,500,000       1,847,025
Massachusetts Development Finance Agency
Rev. (Clark University), XLCA, 5.125%, 2025                  1,500,000       1,605,330
Massachusetts Development Finance Agency
Rev. (Curry College), "A", ACA, 5%, 2036                     1,000,000       1,024,850
Massachusetts Development Finance Agency
Rev. (Hampshire College), 5.7%, 2034                         1,000,000       1,063,930
Massachusetts Development Finance Agency
Rev. (Massachusetts College of Pharmacy),
"B", 6.625%, 2010 (c)                                           50,000          55,127
Massachusetts Development Finance Agency
Rev. (Massachusetts College of Pharmacy),
"C", 5.75%, 2033                                             1,000,000       1,070,290
Massachusetts Development Finance Agency
Rev. (Mount Holyoke College), 5.125%, 2021                   1,000,000       1,052,950
Massachusetts Development Finance Agency
Rev. (Olin College),  "B", XLCA, 5.25%, 2033                 3,000,000       3,197,580
Massachusetts Development Finance Agency
Rev. (Suffolk University), 5.75%, 2009 (c)                   1,000,000       1,064,120
Massachusetts Development Finance Agency
Rev. (Suffolk University), 5.85%, 2009 (c)                   1,000,000       1,066,710
Massachusetts Development Finance Agency
Rev. (Western New England College),
6.125%, 2012 (c)                                             1,115,000       1,272,182
Massachusetts Development Finance Agency
Rev. Higher Education (Smith College),
5.5%, 2010 (c)                                               1,210,000       1,302,964
Massachusetts Health & Educational Facilities
Authority Rev. (Boston College), "K",
5.25%, 2023                                                  4,350,000       4,352,305
Massachusetts Health & Educational Facilities
Authority Rev. (Simmons College), "D",
AMBAC, 6.05%, 2010 (c)                                       1,745,000       1,921,873
Massachusetts Health & Educational Facilities
Authority Rev. (Simmons College), "F", FGIC,
5%, 2023                                                       500,000         529,920
Massachusetts Health & Educational Facilities
Authority Rev. (University of Massachusetts
Worcester Campus), "B", FGIC,
5.125%, 2019                                                 1,780,000       1,893,813
Massachusetts Health & Educational Facilities
Authority Rev. (University of Massachusetts),
"A", FGIC, 5.75%, 2010 (c)                                   2,395,000       2,611,245
Massachusetts Health & Educational Facilities
Authority Rev. (University of Massachusetts),
"A", FGIC, 5.85%, 2010 (c)                                   1,200,000       1,312,776
Massachusetts Health & Educational Facilities
Authority Rev. (University of Massachusetts),
"C", MBIA, 5.25%, 2031                                       3,000,000       3,211,230
Massachusetts Health & Educational Facilities
Authority Rev. (University of Massachusetts),
"D", FGIC, 5%, 2029                                          1,500,000       1,581,795
Massachusetts Health & Educational Facilities
Authority Rev. (Wellesley College), 5%, 2033                 1,000,000       1,045,290
Massachusetts Health & Educational Facilities
Authority Rev. (Wheelock College), "B",
MBIA, 5.5%, 2021                                             3,275,000       3,486,892
Massachusetts Health & Educational Facilities
Authority Rev. (Williams College), "H",
5%, 2028                                                     1,000,000       1,052,480
Massachusetts Health & Educational
Facilitites Authority Rev. (University of
Massachusetts), "A", FGIC, 5.625%, 2010 (c)                  2,170,000       2,355,904
Massachusetts Industrial Finance Agency Rev
(Brandeis University), "C", MBIA, 0%, 2009                   1,000,000         890,870
Massachusetts Industrial Finance Agency Rev
(Brandeis University), "C", MBIA, 0%, 2010                   1,000,000         855,110
Massachusetts Industrial Finance Agency Rev
(Brandeis University), "C", MBIA, 0%, 2011                     500,000         410,710
--------------------------------------------------------------------------------------
                                                                          $ 46,389,068
--------------------------------------------------------------------------------------
Universities - Secondary Schools - 4.7%
--------------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Deerfield Academy), "A", 5%, 2028                   $  1,000,000    $  1,050,840
Massachusetts Development Finance Agency
Rev. (Williston Northampton School),
6.5%, 2008 (c)                                               1,300,000       1,396,304
Massachusetts Development Finance Agency
Rev. (Xaverian Brothers High School),
5.55%, 2019                                                  1,000,000       1,047,180
Massachusetts Development Finance Agency
Rev. (Xaverian Brothers High School),
5.65%, 2029                                                  1,000,000       1,039,700
Massachusetts Development Finance Agency
Rev. (Middlesex School), 5.125%, 2023                          500,000         533,955
Massachusetts Industrial Finance Agency Rev
(Belmont Hill School), 5.625%, 2020                          1,150,000       1,202,624
Massachusetts Industrial Finance Agency Rev
(Concord Academy), 5.5%, 2027                                2,000,000       2,070,300
Massachusetts Industrial Finance Agency Rev
(Dana Hall School), 5.9%, 2007 (c)                           1,340,000       1,388,669
Massachusetts Industrial Finance Agency Rev
(Tabor Academy), 5.4%, 2018                                  1,000,000       1,052,950
--------------------------------------------------------------------------------------
                                                                          $ 10,782,522
--------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.9%
--------------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Dominion Energy Brayton Point),
5%, 2036                                                  $  2,000,000    $  2,072,260
--------------------------------------------------------------------------------------
Utilities - Municipal Owned - 0.3%
--------------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Devens Electric Systems), 5.625%, 2016              $    725,000    $    773,640
Water & Sewer Utility Revenue - 7.8%
Massachusetts Water Pollution Abatement
Trust Rev. (MWRA Program), "A", 5%, 2032                  $  1,510,000    $  1,575,730
Massachusetts Water Pollution Abatement
Trust Rev. (Pool Program Bonds), "10",
5%, 2029                                                     1,000,000       1,052,830
Massachusetts Water Pollution Abatement
Trust Rev. (Pool Program Bonds), "10",
5%, 2034                                                     1,000,000       1,046,711
Massachusetts Water Pollution Abatement
Trust Rev., Series "5", 5.75%, 2009 (c)                        975,000       1,041,758
Massachusetts Water Pollution Abatement
Trust Rev., Unrefunded Balance, "5",
5.75%, 2017                                                     25,000          26,649
Massachusetts Water Resources Authority,
General, Rev, "A", MBIA, 5%, 2028                              800,000         858,768
Massachusetts Water Resources Authority,
General, Rev., "A", FGIC, 6%, 2010 (c)                       1,000,000       1,094,090
Massachusetts Water Resources Authority,
General, Rev., "J", FSA, 5%, 2023                              500,000         524,665
Massachusetts Water Resources Authority,
FGIC, 6.5%, 2019 (u)                                         8,020,000       9,663,298
Springfield, MA, Water & Sewer Commission,
General, Rev., "A", AMBAC, 5%, 2021                          1,000,000       1,059,340
--------------------------------------------------------------------------------------
                                                                          $ 17,943,839
--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $224,756,407)                     $240,918,705
--------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.1%
Bell County, TX, Health Facility Development
Corp. Rev. (Scott & White Memorial
Hospital), 3.55%, due 10/11/06                            $    200,000    $    200,000
Jefferson County, AL, Sewer Rev., Capital
Improvement Warrants Rev., "A",
3.38%, due 10/05/06                                            100,000         100,000
Jefferson County, AL, Sewer Rev., Warrants
Rev., "B-4", 3.38%, due 10/05/06                               100,000         100,000
Philadelphia, PA, Hospitals & Higher
Educational Facilities Authority Rev
(Children's Hospital Project), "C",
3.54%, due 10/11/06                                          1,000,000       1,000,000
Pinellas County, FL, Health Facilities Authority
Rev. (Pooled Hospital Loan Program),
3.5%, due 10/11/06                                             800,000         800,000
Triborough Bridge & Tunnel Authority, NY,
Rev., "F", 3.32%, due 10/05/06                                 300,000         300,000
--------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $2,500,000)                                             $  2,500,000
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $227,256,407) (K)                     $243,418,705
--------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.3)%                                    (12,313,394)
--------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                       $231,105,311
--------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                          UNREALIZED
                      NOTIONAL                                CASH FLOWS             CASH FLOWS          APPRECIATION
EXPIRATION             AMOUNT            COUNTERPARTY         TO RECEIVE               TO PAY           (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
 12/1/2007          USD 5,000,000        Merrill Lynch        7-Day BMA          2.795% (fixed rate)       $ 43,041
12/15/2016          USD 2,500,000        Merrill Lynch        7-Day BMA          4.108% (fixed rate)        (72,420)
 11/9/2026          USD 2,250,000        Goldman Sachs    5.787% (fixed rate)       3-Month LIBOR           138,278
11/16/2026          USD 2,500,000        Merrill Lynch    5.856% (fixed rate)       3-Month LIBOR           173,667
----------------------------------------------------------------------------------------------------------------------
                                                                                                           $282,566
----------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

BMA          Bond Market Assn.
COP          Certificate of Participation
ETM          Escrowed to Maturity
LIBOR        London Interbank Offered Rate
LOC          Letter of Credit

Insurers                                                          Inverse Floaters
--------------------------------------------------------------    -------------------------------------------------
ACA          ACA Financial Guaranty Corp.                         LEVRRS      Leveraged Reverse Rate Security
AMBAC        AMBAC Indemnity Corp.                                RIBS.       Residual Interest Bonds
ASST GTY     Assured Guaranty Insurance Co.                       RITES       Residual Interest Tax-Exempt Security
CHFC         California Health Facilities Construction Program

CIFG         CIFG IXIS Financial Guaranty
FGIC         Financial Guaranty Insurance Co.
FHA          Federal Housing Administration
FNMA         Federal National Mortgage Assn.
FSA          Financial Security Assurance, Inc.
GNMA         Government National Mortgage Assn.
MBIA         MBIA Insurance Corp.
XLCA         XL Capital Insurance Co.

Portfolio Footnotes:

(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of September 30, 2006, the following funds held securities fair valued in accordance with the policies adopted by the Board of Trustees. All of these security values were provided by an independent pricing service using an evaluated bid.

    FUND                          MARKET VALUE         % OF MARKET VALUE
    ------------------           -------------         -----------------
    Alabama Fund                 $  89,930,927               98.90%
    Arkansas Fund                  137,741,918               99.21%
    California Fund                407,023,386               99.00%
    Florida Fund                    85,946,264               99.25%
    Georgia Fund                    63,548,164               99.06%
    Maryland Fund                  130,759,712               98.12%
    Massachusetts Fund             240,918,705               98.97%

(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional bthese.securities was,$177,984,erepresentingf0.2%, of net assets for the Florida Fund.
(p) Primary inverse floater.
(u) As restated (See Note 8). Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters (See Note 7).
(v) Secondary market inverse floater.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. Maryland Fund holds the following restricted securities:

                                                                                                                            TOTAL %
                                                                                    ACQUISITION  ACQUISITION    CURRENT     OF NET
FUND            DESCRIPTION                                                            DATE         COST      MARKET VALUE  ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Maryland Fund   GUAM Power Authority Rev., RITES, AMBAC, 6.565%, 2015                5/20/1999   $1,760,909   $1,886,741
                Puerto Rico Electric Power Authority Rev., RITES, FSA, 6.558%, 2015  9/16/1999    1,367,100    1,478,008
                Puerto Rico Municipal Finance Agency, RITES, FSA, 7.099%              1/6/2000      905,080    1,126,400
                Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%               9/30/1999      509,110      604,830
                Puerto Rico Public Finance Corp., RITES, AMBAC, 6.825%               3/31/1999    1,729,851    1,919,669
----------------------------------------------------------------------------------------------------------------------------------
                Total Restricted Securities                                                                   $7,015,648     5.20%
                                                                                                              ==========     ====

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 9/30/06 (unaudited) (As Restated - See Note 8)

These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.

                                                            ALABAMA          ARKANSAS         CALIFORNIA          FLORIDA
                                                              FUND             FUND              FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments -
  Identified cost                                        $   86,399,756    $  130,831,959    $  387,140,854    $   82,233,807
  Unrealized appreciation (depreciation)                      4,531,171         8,009,959        23,982,532         4,362,457
-----------------------------------------------------------------------------------------------------------------------------
Total investments, at value                              $   90,930,927    $  138,841,918    $  411,123,386    $   86,596,264
Cash                                                             96,016            68,572            80,188            15,427
Receivable for investments sold                                 120,000         1,001,927         2,598,450           935,233
Receivable for fund shares sold                                  24,147             5,143           329,464             5,942
Interest receivable                                           1,340,613         1,904,795         5,074,214         1,576,303
Unrealized appreciation on interest rate swaps                  184,881           222,211           307,931            20,209
Other assets                                                        354               482             1,082               322
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                             $   92,696,938    $  142,045,048    $  419,514,715    $   89,149,700
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Distributions payable                                    $      126,115    $      213,547    $      627,048    $      144,565
Payable to the holder of the floating rate certificate
 from trust assets                                            6,500,000         8,235,000        27,160,000         6,500,000
Payable for fund shares reacquired                               44,660            64,949           741,046            90,552
Unrealized depreciation on interest rate swaps                       --                --           130,269           102,365
Payable to affiliates -
  Management fee                                                  2,115             3,286             9,635             2,026
  Shareholder servicing costs                                     1,895             4,260             8,954             3,224
  Distribution and service fees                                   2,508             4,694             6,874             1,183
  Administrative services fee                                       195               264               634               190
Payable for independent trustees' compensation                   11,082            10,660            21,590            10,456
Payable for interest expense and fees                           111,653            79,097           173,041            62,154
Accrued expenses and other liabilities                           39,046            42,351            86,040            44,794
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        $    6,839,269    $    8,658,108    $   28,965,131    $    6,961,509
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                               $   85,857,669    $  133,386,940    $  390,549,584    $   82,188,191
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                          $   80,881,936    $  125,415,940    $  368,942,948    $   78,275,882
Unrealized appreciation (depreciation) on investments         4,716,052         8,232,170        24,160,194         4,280,301
Accumulated net realized gain (loss) on investments             407,003          (337,567)       (2,100,423)         (271,595)
Accumulated undistributed (distributions in excess of)
 net investment                                                (147,322)           76,397          (453,135)          (96,397)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                               $   85,857,669    $  133,386,940    $  390,549,584    $   82,188,191
-----------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) (As Restated - See Note 8) - continued

                                                                    ALABAMA         ARKANSAS        CALIFORNIA         FLORIDA
                                                                      FUND            FUND             FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------
Net assets
Class A                                                          $   73,745,069   $  123,330,196   $  308,469,408   $   69,627,374
Class B                                                              12,112,600       10,056,744       52,891,594       12,560,817
Class C                                                                      --               --       29,188,582               --
-----------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $   85,857,669   $  133,386,940   $  390,549,584   $   82,188,191
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                               6,986,765       12,175,327       52,330,012        6,865,724
Class B                                                               1,147,783          991,770        8,968,783        1,238,567
Class C                                                                      --               --        4,934,712               --
-----------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                       8,134,548       13,167,097       66,233,507        8,104,291
-----------------------------------------------------------------------------------------------------------------------------

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)           $        10.55   $        10.13   $         5.89   $        10.14
-----------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25_net asset value per share)   $        11.08   $        10.64   $         6.18   $        10.65
-----------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)           $        10.55   $        10.14   $         5.90   $        10.14
-----------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)            $          --   $           --   $         5.91   $           --
-----------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (unaudited) (As Restated - See Note 8) - continued

                                                                                               MARYLAND
                                                                              GEORGIA            FUND          MASSACHUSETTS
                                                                               FUND          (NOT RESTATED)        FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                          $   60,150,512    $  125,076,913    $  227,256,407
  Unrealized appreciation (depreciation)                                        3,997,652         8,182,814        16,162,298
-----------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                                $   64,148,164    $  133,259,727    $  243,418,705
Cash                                                                               40,071            21,859            59,505
Receivable for investments sold                                                        --         1,365,425                --
Receivable for fund shares sold                                                   209,880            17,106           267,109
Interest receivable                                                             1,081,765         1,769,931         3,578,679
Unrealized appreciation on interest rate swaps                                     48,475           108,631           354,986
Other assets                                                                          260               502               763
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                               $   65,528,615    $  136,543,181    $  247,679,747
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                      $       67,996    $      185,306    $      376,879
Payable to the holder of the floating rate certificate from trust assets        4,500,000                --        15,705,000
Payable for fund shares reacquired                                                 19,828           252,409           187,030
Unrealized depreciation on interest rate swaps                                     69,409            39,037            72,420
Payable to affiliates -
  Management fee                                                                    1,491             3,354             5,692
  Shareholder servicing costs                                                       1,422             2,584            17,740
  Distribution and service fees                                                     1,797             4,963             8,486
  Administrative services fee                                                         159               268               404
Payable for independent trustees' compensation                                     12,564            15,408            16,040
Payable for interest expense and fees                                              68,013                --           132,063
Accrued expenses and other liabilities                                             44,212            55,180            52,682
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          $    4,786,891    $      558,509    $   16,574,436
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                 $   60,741,724    $  135,984,672    $  231,105,311
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                            $   56,916,495    $  127,554,834    $  215,079,369
Unrealized appreciation (depreciation) on investments                           3,976,718         8,252,408        16,444,864
Accumulated net realized gain (loss) on investments                               (19,052)          400,377          (134,135)
Accumulated distributions in excess of net investment income                     (132,437)         (222,947)         (284,787)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                 $   60,741,724    $  135,984,672    $  231,105,311
-----------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) (As Restated - See Note 8) - continued

                                                                                    MARYLAND
                                                                    GEORGIA           FUND          MASSACHUSETTS
                                                                     FUND         (NOT RESTATED)        FUND
-----------------------------------------------------------------------------------------------------------------
Net assets
Class A                                                           $  51,723,083    $ 116,351,280    $ 196,529,812
Class B                                                               9,018,641       19,633,392       34,575,499
-----------------------------------------------------------------------------------------------------------------
Total net assets                                                  $  60,741,724    $ 135,984,672    $ 231,105,311
-----------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                               4,735,036       10,229,926       17,339,429
Class B                                                                 822,645        1,727,153        3,045,673
-----------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                       5,557,681       11,957,079       20,385,102
-----------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)            $       10.92    $       11.37    $       11.33
-----------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25_net asset value per share)    $       11.46    $       11.94    $       11.90
-----------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)            $       10.96    $       11.37    $       11.35
-----------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Six months ended 9/30/06 (unaudited) (As Restated - See Note 8)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund's operations.

                                                            ALABAMA          ARKANSAS        CALIFORNIA        FLORIDA
                                                              FUND             FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Interest                                                  $  2,369,976     $  3,576,456     $ 10,591,354     $  2,234,219
-------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                          $    235,874     $    364,091     $  1,052,255     $    228,398
  Distribution and service fees                                155,224          106,654          532,805           51,845
  Shareholder servicing costs                                   57,572           82,882          235,222           53,564
  Administrative services fee                                   12,071           16,383           39,456           11,821
  Independent trustees' compensation                             1,998            3,188            6,440            2,077
  Custodian fee                                                 17,106           20,724           51,815           20,976
  Shareholder communications                                     3,911            6,809           19,420            4,482
  Auditing fees                                                 20,883           20,883           21,085           20,883
  Legal fees                                                     1,883            2,473            4,538            1,997
  Interest expense and fees                                    124,688          156,980          518,568          123,542
  Miscellaneous                                                 20,754           23,230           37,230           25,396
-------------------------------------------------------------------------------------------------------------------------
Total expenses                                            $    651,964     $    804,297     $  2,518,834     $    544,981
-------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                          (3,964)          (5,925)         (14,309)          (4,409)
  Reduction of expenses by investment adviser                 (107,435)        (165,834)        (479,274)        (104,030)
-------------------------------------------------------------------------------------------------------------------------
Net expenses                                              $    540,565     $    632,538     $  2,025,251     $    436,542
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                     $  1,829,411     $  2,943,918     $  8,566,103     $  1,797,677
-------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Realized gain (loss)
(identified cost basis) -
  Investment transactions                                 $    191,546     ($   103,176)    $    359,647     $     60,712
  Swap transactions                                                676          151,156          (92,032)         (53,468)
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   $    192,222     $     47,980     $    267,615     $    114,180
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                             $    345,507     $  1,033,268     $  3,276,003     $    747,021
  Swap transactions                                            139,909          129,805          178,709         (162,037)
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                 $    485,416     $  1,163,073     $  3,454,712     $    584,984
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments    $    677,638     $  1,211,053     $  3,722,327     $    699,164
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                      $  2,507,049     $  4,154,971     $ 12,288,430     $  2,496,841
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (unaudited) (As Restated - See Note 8) - continued

                                                                                              MARYLAND
                                                                             GEORGIA            FUND         MASSACHUSETTS
                                                                               FUND        (NOT RESTATED)        FUND
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------
Interest                                                                   $  1,691,926     $  3,596,311     $  6,380,653
-------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                           $    166,864     $    371,814     $    635,569
  Distribution and service fees                                                 110,905          303,215          520,782
  Shareholder servicing costs                                                    39,880           89,025          141,618
  Administrative services fee                                                     9,751           16,643           25,517
  Independent trustees' compensation                                              1,960            3,456            6,127
  Custodian fee                                                                  16,088           24,670           35,147
  Shareholder communications                                                      3,805            9,296           13,172
  Auditing fees                                                                  20,918           20,883           21,085
  Legal fees                                                                      1,645            2,368            3,347
  Interest expense and fees                                                      86,824               --          301,161
  Miscellaneous                                                                  22,980           24,702           29,092
-------------------------------------------------------------------------------------------------------------------------
Total expenses                                                             $    481,620     $    866,072     $  1,732,617
-------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                           (3,297)          (4,911)          (8,472)
  Reduction of expenses by investment adviser                                   (76,002)        (169,352)        (289,487)
-------------------------------------------------------------------------------------------------------------------------
Net expenses                                                               $    402,321     $    691,809     $  1,434,658
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                      $  1,289,605     $  2,904,502     $  4,945,995
-------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS Realized gain (loss)
-------------------------------------------------------------------------------------------------------------------------
(identified cost basis) -
  Investment transactions                                                  $     47,599     $    201,841     $    440,811
  Swap transactions                                                              35,225          123,128           61,644
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                    $     82,824     $    324,969     $    502,455
-------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                              $    617,388     $    896,397     $  1,425,886
  Swap transactions                                                             (87,415)         (42,686)         151,130
-------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                  $    529,973     $    853,711     $  1,577,016
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                     $    612,797     $  1,178,680     $  2,079,471
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                       $  1,902,402     $  4,083,182     $  7,025,466
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited) (Not Restated)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             ALABAMA          ARKANSAS          CALIFORNIA        FLORIDA
SIX MONTHS ENDED 9/30/06                                      FUND              FUND               FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
OPERATIONS
Net investment income                                     $   1,829,411     $   2,943,918     $   8,566,103     $   1,797,677
Net realized gain (loss) on investments                         192,222            47,980           267,615           114,180
Net unrealized gain (loss) on investments                       485,416         1,163,073         3,454,712           584,984
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                      $   2,507,049     $   4,154,971     $  12,288,430     $   2,496,841
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
  Class A                                                 ($  1,587,622)    ($  2,742,674)    ($  6,818,133)    ($  1,542,182)
  Class B                                                      (230,929)         (196,790)       (1,060,605)         (250,427)
  Class C                                                            --                --          (538,760)               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              ($  1,818,551)    ($  2,939,464)    ($  8,417,498)    ($  1,792,609)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions         ($  2,477,711)    ($    544,014)    $   6,804,363     ($  3,888,160)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                ($  1,789,213)    $     671,493     $  10,675,295     ($  3,183,928)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                       87,646,882       132,715,447       379,874,289        85,372,119
At end of period                                          $  85,857,669     $ 133,386,940     $ 390,549,584     $  82,188,191
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of)
 net investment income                                    ($    147,322)    $      76,397     ($    453,135)    ($     96,397)
-----------------------------------------------------------------------------------------------------------------------------

                                                                               GEORGIA          MARYLAND        MASSACHUSETTS
SIX MONTHS ENDED 9/30/06                                                         FUND             FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
OPERATIONS
Net investment income                                                       $   1,289,605     $   2,904,502     $   4,945,995
Net realized gain (loss) on investments                                            82,824           324,969           502,455
Net unrealized gain (loss) on investments                                         529,973           853,711         1,577,016
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                        $   1,902,402     $   4,083,182     $   7,025,466
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                   ($  1,085,057)    ($  2,480,447)    ($  4,115,425)
  Class B                                                                        (162,780)         (376,653)         (638,098)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                ($  1,247,837)    ($  2,857,100)    ($  4,753,523)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                           ($  1,409,254)    ($  1,558,670)    ($  5,082,261)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                  ($    754,689)    ($    332,588)    ($  2,810,318)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                         61,496,413       136,317,260       233,915,629
At end of period                                                            $  60,741,724     $ 135,984,672     $ 231,105,311
-----------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                ($    132,437)    ($    222,947)    ($    284,787)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                             ALABAMA          ARKANSAS          CALIFORNIA        FLORIDA
YEAR ENDED 3/31/06                                            FUND              FUND               FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
OPERATIONS
Net investment income                                     $   3,884,000     $   6,060,009     $  17,491,686     $   3,752,067
Net realized gain (loss) on investments                         232,548           517,963        (1,179,180)          799,247
Net unrealized gain (loss) on investments                    (1,578,587)       (2,311,453)       (1,069,351)       (1,123,082)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                      $   2,537,961     $   4,266,519     $  15,243,155     $   3,428,232
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                 ($  3,354,087)    ($  5,605,194)    ($ 13,643,612)    ($  3,110,488)
  Class B                                                      (517,644)         (401,413)       (2,512,572)         (644,130)
  Class C                                                            --                --        (1,210,439)               --
From net realized gain on investments
  Class A                                                            --                --          (498,302)               --
  Class B                                                            --                --          (106,987)               --
  Class C                                                            --                --           (52,867)               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              ($  3,871,731)    ($  6,006,607)    ($ 18,024,779)    ($  3,754,618)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions         ($  3,636,892)    ($  3,878,943)    ($ 14,978,975)    ($  1,765,570)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                ($  4,970,662)    ($  5,619,031)    ($ 17,760,599)    ($  2,091,956)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                       92,617,544       138,334,478       397,634,888        87,464,075
At end of period                                          $  87,646,882     $ 132,715,447     $ 379,874,289     $  85,372,119
-----------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of)
 net investment income                                    ($    158,182)    $      71,943     ($    601,740)    ($    101,465)
-----------------------------------------------------------------------------------------------------------------------------

                                                                               GEORGIA          MARYLAND        MASSACHUSETTS
YEAR ENDED 3/31/06                                                              FUND              FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
OPERATIONS
Net investment income                                                       $   2,710,686     $   6,200,729     $  10,103,339
Net realized gain (loss) on investments                                           104,934           639,411         1,768,389
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                      (1,168,516)       (2,628,342)       (2,752,976
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                        $   1,647,104     $   4,211,798     $   9,118,752
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                   ($  2,297,243)    ($  5,277,930)    ($  8,657,757)
  Class B                                                                        (404,404)         (856,271)       (1,391,165)
From net realized gain on investments
  Class A                                                                              --          (725,708)         (709,997)
  Class B                                                                              --          (137,622)         (137,074)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                ($  2,701,647)    ($  6,997,531)    ($ 10,895,993)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                           ($  3,918,543)    ($ 10,873,307)    ($ 15,175,916)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                  ($  4,973,086)    ($ 13,659,040)    ($ 16,953,157)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                         66,469,499       149,976,300       250,868,786
At end of period                                                            $  61,496,413     $ 136,317,260     $ 233,915,629
-----------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                ($    174,205)    ($    270,349)    ($    477,259)
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

MFS(R) ALABAMA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent theinvestor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                          SIX MONTHS
                                                             ENDED                           YEARS ENDED 3/31
                                                           9/30/2006    -----------------------------------------------------------
Class A                                                   (UNAUDITED)     2006        2005        2004         2003         2002
Net asset value, beginning of period                      $   10.47     $   10.62   $   10.88   $   10.82   $    10.31   $    10.53
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $    0.23     $    0.46   $    0.48   $    0.48   $     0.48   $     0.51
Net realized and unrealized gain (loss) on investments         0.08         (0.15       (0.22        0.06         0.54        (0.19)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $    0.31     $    0.31   $    0.26   $    0.54   $     1.02   $     0.32
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                ($   0.23)    ($   0.46   ($   0.48   ($   0.48   ($    0.50   ($    0.54)
From net realized gain on investments                            --            --       (0.04)         --        (0.01)          --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders              ($   0.23)    ($   0.46   ($   0.52   ($   0.48   ($    0.51   ($    0.54)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   10.55     $   10.47   $   10.62   $   10.88   $    10.82   $    10.31
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                     2.98(n)       2.97        2.4         5.11       10.06         3.05
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                         1.41(a)       1.33        1.21        1.17        1.18         1.23
Expenses after expense reductions (f)                          1.16(a)       1.08        0.96        0.96        0.98         1.03
Expenses after expense reductions and excluding interest
 and fees (f)(l)                                               0.87(a)       0.87        0.84        0.88        0.88         0.88
Net investment income                                          4.38(a)       4.37        4.46        4.38        4.49         4.87
Portfolio turnover                                                5             9          17          10          21           20
Net assets at end of period (000 Omitted)                 $  73,745     $  74,204   $  77,499   $  80,704   $  84,474    $  83,146
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

(As Restated - See Note 8)

                                                          SIX MONTHS
                                                             ENDED                           YEARS ENDED 3/31
                                                           9/30/2006    -----------------------------------------------------------
Class B                                                   (UNAUDITED)     2006        2005        2004         2003         2002
Net asset value, beginning of period                    $    10.47      $   10.62   $   10.88   $   10.82$       10.31   $    10.53
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $     0.19      $    0.38   $    0.40   $    0.39   $     0.40   $     0.43
Net realized and unrealized gain (loss) on investments        0.08          (0.15)      (0.23)       0.07         0.54        (0.19)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $     0.27      $    0.23   $    0.17   $    0.46   $     0.94   $     0.24
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                              ($    0.19)     ($   0.38   ($   0.39   ($   0.40   ($    0.42   ($    0.46)
From net realized gain on investments                           --             --       (0.04)         --        (0.01)          --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders            ($    0.19)     ($   0.38   ($   0.43   ($   0.40   ($    0.43   ($    0.46)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $    10.55      $   10.47   $   10.62   $   10.88   $    10.82   $    10.31
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                    2.60(n)         2.2        1.63        4.32         9.14         2.38
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        2.16(a)        2.08        1.96        1.91         1.93         1.98
Expenses after expense reductions (f)                         1.91(a)        1.83        1.71        1.71         1.73         1.78
Expenses after expense reductions and excluding
interest and fees (f)(l)                                      1.62(a)        1.62        1.59        1.63         1.63         1.63
Net investment income                                         3.63(a)        3.61        3.71        3.63         3.74         4.09
Portfolio turnover                                               5              9          17          10           21           20
Net assets at end of period (000 Omitted)               $   12,113      $  13,443   $  15,118   $  17,339   $   16,163   $   13,579
-----------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS - CONTINUED

MFS(R) ARKANSAS MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent theinvestor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                          SIX MONTHS
                                                             ENDED                           YEARS ENDED 3/31
                                                           9/30/2006    -----------------------------------------------------------
Class A                                                   (UNAUDITED)     2006        2005        2004         2003         2002
Net asset value, beginning of period                      $   10.04     $   10.17   $   10.41   $   10.40   $     9.97   $   10.08
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                 $    0.23     $    0.45   $    0.45   $    0.45   $     0.47   $     0.51
Net realized and unrealized gain (loss) on investments         0.09         (0.13)      (0.23)       0.01         0.46        (0.11)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          $    0.32     $    0.32   $    0.22   $    0.46   $     0.93   $     0.40
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                                ($   0.23)    ($  0.45)   ($   0.46)  ($   0.45)  ($    0.50)  ($    0.51)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $   10.13     $   10.04   $   10.17   $   10.41   $    10.40   $     9.97
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                     3.19(n)       3.17        2.14        4.53         9.51         4.06
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                         1.16(a)       1.10        1.00        0.99         1.02         1.06
Expenses after expense reductions (f)                          0.91(a)       0.85        0.75        0.79         0.82         0.86
Expenses after expense reductions and excluding
interest and fees (f)(l)                                       0.67(a)       0.67        0.65        0.72         0.73         0.72
Net investment income                                          4.51(a)       4.45        4.47        4.31         4.59         5.05
Portfolio turnover                                                7            10          13          19           15           15
Net assets at end of period (000 Omitted)                 $ 123,330     $ 122,067   $ 127,075   $ 139,333   $  134,521   $  119,328
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) ARKANSAS MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                       SIX MONTHS
                                                         ENDED                             YEARS ENDED 3/31
                                                        9/30/06      ------------------------------------------------
                                                      (UNAUDITED)      2006       2005      2004     2003        2002
CLASS B
Net asset value, beginning of period                    $ 10.05      $ 10.18    $ 10.42   $ 10.41   $  9.98    $10.09
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                               $  0.19      $  0.38    $  0.38   $  0.37   $  0.39    $ 0.43
Net realized and unrealized gain (loss) on
investments                                                0.09        (0.14)     (0.24)     0.01      0.46     (0.11)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $  0.28      $  0.24    $  0.14   $  0.38   $  0.85    $ 0.32
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                              $ (0.19)     $ (0.37)   $ (0.38)  $ (0.37)  $ (0.42)   $(0.43)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $ 10.14      $ 10.05    $ 10.18   $ 10.42   $ 10.41    $ 9.98
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                 2.80(n)      2.39       1.37      3.68      8.62      3.24
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.93(a)      1.87       1.76      1.80      1.83      1.84
Expenses after expense reductions (f)                      1.67(a)      1.62       1.51      1.60      1.63      1.64
Expenses after expense reductions and excluding
interest and fees (f)(l)                                   1.43(a)      1.44       1.41      1.53      1.54      1.50
Net investment income                                      3.74(a)      3.68       3.71      3.50      3.77      4.26
Portfolio turnover                                            7           10         13        19        15        15
Net assets at end of period (000 Omitted)               $10,057      $10,648    $11,259   $12,554   $12,049    $8,700
-----------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CALIFORNIA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                       SIX MONTHS
                                                         ENDED                             YEARS ENDED 3/31
                                                        9/30/06     ------------------------------------------------------
                                                      (UNAUDITED)      2006       2005       2004       2003        2002
CLASS A
Net asset value, beginning of period                  $   5.84      $   5.88    $   5.98   $   5.96   $   5.70    $   5.81
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                             $   0.14      $   0.28    $   0.29   $   0.28   $   0.28    $   0.28
Net realized and unrealized gain (loss) on
investments                                               0.04         (0.03)      (0.11)      0.02       0.27       (0.10
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $   0.18      $   0.25    $   0.18   $   0.30   $   0.55    $   0.18
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
From net investment income                            $  (0.13)     $  (0.28)   $  (0.28)  $  (0.28)  $  (0.29)   $  (0.29
From net realized gain on investments                       --         (0.01)         --         --         --          --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $  (0.13)     $  (0.29)   $  (0.28)  $  (0.28)  $  (0.29)   $  (0.29
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   5.89      $   5.84    $   5.88   $   5.98   $   5.96    $   5.70
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                3.19(n)       4.22        3.14       5.22       9.79        3.11
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
Expenses before expense reductions (f)                    1.14(a)       1.09        0.97       0.96       0.96        0.99
Expenses after expense reductions (f)                     0.89(a)       0.84        0.72       0.76       0.76        0.79
Expenses after expense reductions and excluding
interest and fees (f)(l)                                  0.62(a)       0.63        0.61       0.67       0.67        0.67
Net investment income                                     4.65(a)       4.69        4.91       4.71       4.73        4.87
Portfolio turnover                                           8             9          12          8         22          12
Net assets at end of period (000 Omitted)             $308,469      $291,656    $295,332   $314,108   $333,350    $305,699
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS - CONTINUED

MFS(R) CALIFORNIA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                      SIX MONTHS
                                                         ENDED                             YEARS ENDED 3/31
                                                        9/30/06       ----------------------------------------------------
                                                      (UNAUDITED)       2006       2005       2004       2003        2002
CLASS B
Net asset value, beginning of period                     $  5.84      $  5.88    $  5.98    $  5.96    $  5.70     $  5.81
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $  0.11      $  0.23    $  0.25    $  0.23    $  0.23     $  0.24
Net realized and unrealized gain (loss) on
investments                                                 0.06        (0.03)     (0.11)      0.03       0.27       (0.11)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $  0.17      $  0.20    $  0.14    $  0.26    $  0.50     $  0.13
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
From net investment income                               $ (0.11)     $ (0.23)   $ (0.24)   $ (0.24)   $ (0.24)    $ (0.24)
From net realized gain on investments                         --        (0.01)        --                    --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $ (0.11)     $ (0.24)   $ (0.24)   $ (0.24)   $ (0.24)    $ (0.24)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  5.90      $  5.84    $  5.88    $  5.98    $  5.96     $  5.70
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                  2.98(n)      3.44       2.38       4.38       8.93        2.30
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
Expenses before expense reductions (f)                      1.90(a)      1.85       1.70       1.76       1.75        1.77
Expenses after expense reductions (f)                       1.65(a)      1.60       1.45       1.56       1.55        1.57
Expenses after expense reductions and excluding
interest
and fees (f)(l)                                             1.38(a)      1.39       1.34       1.47       1.46        1.45
Net investment income                                       3.91(a)      3.94       4.17       3.91       3.94        4.09
Portfolio turnover                                             8            9         12          8         22          12
Net assets at end of period (000 Omitted)                $52,892      $58,338    $69,142    $85,106    $98,888     $84,123
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS - CONTINUED

MFS(R) CALIFORNIA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                      SIX MONTHS
                                                         ENDED                             YEARS ENDED 3/31
                                                        9/30/06     ----------------------------------------------------
                                                      (UNAUDITED)     2006       2005       2004       2003       2002
CLASS C
Net asset value, beginning of period                  $  5.86       $  5.90     $  6.00    $  5.98    $  5.72    $  5.83
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                             $  0.11       $  0.23     $  0.24    $  0.23    $  0.23    $  0.23
Net realized and unrealized gain (loss) on
investments                                              0.05         (0.04)      (0.11)      0.02       0.27      (0.10)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $  0.16       $  0.19     $  0.13    $  0.25    $  0.50    $  0.13
------------------------------------------------------------------------------------------------------------------------
ESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
From net investment income                            $ (0.11)      $ (0.22)    $ (0.23)   $ (0.23)   $ (0.24)   $ (0.24)
From net realized gain on investments                      --         (0.01)         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $ (0.11)      $ (0.23)    $ (0.23)   $ (0.23)   $ (0.24)   $ (0.24)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  5.91       $  5.86     $  5.90    $  6.00    $  5.98    $  5.72
------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               2.73(n)       3.29        2.22       4.27       8.78       2.17
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.04(a)       1.99        1.87       1.86       1.86       1.89
Expenses after expense reductions (f)                    1.79(a)       1.74        1.62       1.65       1.66       1.69
Expenses after expense reductions and excluding
interest and fees (f)(l)                                 1.52(a)       1.53        1.51       1.56       1.57       1.57
Net investment income                                    3.76(a)       3.79        4.01       3.81       3.83       3.97
Portfolio turnover                                          8             9          12          8         22         12
Net assets at end of period (000 Omitted)             $29,189       $29,880     $33,162    $36,363    $40,804    $35,022
------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS - CONTINUED

MFS(R) FLORIDA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                      SIX MONTHS
                                                         ENDED                             YEARS ENDED 3/31
                                                        9/30/06       ----------------------------------------------------
                                                      (UNAUDITED)       2006       2005       2004       2003        2002
CLASS A
Net asset value, beginning of period                  $ 10.05         $ 10.09    $ 10.24    $ 10.19    $  9.78     $  9.95
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                             $  0.22         $  0.45    $  0.47    $  0.47    $  0.48     $  0.50
Net realized and unrealized gain (loss) on
investments                                              0.09           (0.04)     (0.15)      0.05       0.44       (0.16)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $  0.31         $  0.41    $  0.32    $  0.52    $  0.92     $  0.34
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
From net investment income                            $ (0.22)        $ (0.45)   $ (0.47)   $ (0.47)   $ (0.51)    $ (0.51)
Net asset value, end of period                        $ 10.14         $ 10.05    $ 10.09    $ 10.24    $ 10.19     $  9.78
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               3.16(n)         4.14       3.25       5.20       9.40        3.52
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.19(a)         1.11       0.94       0.98       0.88        0.93
Expenses after expense reductions (f)                    0.94(a)         0.86       0.69       0.77       0.68        0.73
Expenses after expense reductions and excluding
interest and fees (f)(l)                                 0.64(a)         0.64       0.57       0.64       0.62        0.63
Net investment income                                    4.45(a)         4.46       4.68       4.58       4.78        5.09
Portfolio turnover                                          4              17         18         31         27          16
Net assets at end of period (000 Omitted)             $69,627         $70,402    $69,082    $79,155    $86,045     $69,959
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS - CONTINUED

MFS(R) FLORIDA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                      SIX MONTHS
                                                         ENDED                             YEARS ENDED 3/31
                                                        9/30/06       ----------------------------------------------------
                                                      (UNAUDITED)       2006       2005       2004       2003        2002
CLASS B
Net asset value, beginning of period                   $  10.05       $ 10.09    $ 10.24    $ 10.19    $  9.78     $  9.95
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                              $   0.19       $  0.38    $  0.40    $  0.39    $  0.40     $  0.43
Net realized and unrealized gain (loss) on
investments                                                0.09         (0.04)     (0.16)      0.05       0.43       (0.17)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $   0.28       $  0.34    $  0.24    $  0.44    $  0.83     $  0.26
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
From net investment income                             $  (0.19)      $ (0.38)   $ (0.39)   $ (0.39)   $ (0.42)    $ (0.43)
Net asset value, end of period                         $  10.14       $ 10.05    $ 10.09    $ 10.24    $ 10.19     $  9.78
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                 2.77(n)       3.35       2.45       4.36       8.64        2.58
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.95(a)       1.87       1.71       1.77       1.68        1.73
Expenses after expense reductions (f)                      1.70(a)       1.62       1.46       1.57       1.48        1.53
Expenses after expense reductions and excluding
interest and fees (f)(l)                                   1.40(a)       1.40       1.34       1.44       1.42        1.43
Net investment income                                      3.70(a)       3.70       3.92       3.78       3.97        4.29
Portfolio turnover                                            4            17         18         31         27          16
Net assets at end of period (000 Omitted)              $ 12,561       $14,970    $18,382    $22,312    $25,175     $22,151
--------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS - CONTINUED

MFS(R) GEORGIA MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                      SIX MONTHS
                                                         ENDED                             YEARS ENDED 3/31
                                                        9/30/06       ------------------------------------------------------
                                                      (UNAUDITED)       2006       2005       2004       2003         2002
CLASS A
Net asset value, beginning of period                  $   10.80       $  10.99    $ 11.22    $ 11.17    $ 10.63      $ 10.82
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                             $    0.24       $   0.46    $  0.48    $  0.49    $  0.49      $  0.50
Net realized and unrealized gain (loss) on
investments                                                0.11          (0.18)     (0.23)      0.05       0.55        (0.17)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $    0.35       $   0.28    $  0.25    $  0.54    $  1.04      $  0.33
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                            $   (0.23)      $  (0.47)   $ (0.48)   $ (0.49)   $ (0.50)     $ (0.52)
Net asset value, end of period                        $   10.92       $  10.80    $ 10.99    $ 11.22    $ 11.17      $ 10.63
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                 3.27(n)        2.53       2.27       4.93       9.97         3.03
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     1.48(a)        1.39       1.24       1.20       1.22         1.29
Expenses after expense reductions (f)                      1.23(a)        1.14       0.99       0.99       1.02         1.09
Expenses after expense reductions and excluding
interest and fees (f)(l)                                   0.94(a)        0.93       0.88       0.91       0.92         0.93
Net investment income                                      4.37(a)        4.22       4.35       4.35       4.43         4.67
Portfolio turnover                                            2              5         18         12         25           19
Net assets at end of period (000 Omitted)             $  51,723       $ 51,681    $53,190    $55,659    $57,636      $54,179
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS - CONTINUED

MFS(R) GEORGIA MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                      SIX MONTHS
                                                         ENDED                             YEARS ENDED 3/31
                                                        9/30/06       ------------------------------------------------------
                                                      (UNAUDITED)       2006       2005       2004       2003         2002
CLASS B
Net asset value, beginning of period                  $   10.84       $  11.00    $ 11.23    $ 11.18    $ 10.64      $ 10.83
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                             $    0.20       $   0.41    $  0.40    $  0.40    $  0.40      $  0.42
Net realized and unrealized gain (loss) on
investments                                                0.11          (0.18)     (0.24)      0.06       0.56        (0.18)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $    0.31       $   0.23    $  0.16    $  0.46    $  0.96      $  0.24
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                            $   (0.19)      $  (0.39)   $ (0.39)   $ (0.41)   $ (0.42)     $ (0.43)
Net asset value, end of period                        $   10.96       $  10.84    $ 11.00    $ 11.23    $ 11.18      $ 10.64
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                 2.88(n)        2.05       1.51       4.15       9.15         2.26
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                     2.23(a)        2.14       1.99       1.94       1.97         2.04
Expenses after expense reductions (f)                      1.98(a)        1.89       1.74       1.74       1.77         1.84
Expenses after expense reductions and excluding
interest and fees (f)(l)                                   1.69(a)        1.68       1.63       1.66       1.67         1.68
Net investment income                                      3.62(a)        3.72       3.60       3.60       3.68         3.91
Portfolio turnover                                            2              5         18         12         25           19
Net assets at end of period (000 Omitted)             $   9,019       $  9,816    $13,280    $16,759    $18,077      $16,031
----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS - CONTINUED

MFS(R) MARYLAND MUNICIPAL BOND FUND
(Not Restated)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                      SIX MONTHS
                                                         ENDED                             YEARS ENDED 3/31
                                                        9/30/06       ------------------------------------------------------
                                                      (UNAUDITED)       2006        2005       2004       2003        2002
CLASS A
Net asset value, beginning of period                  $  11.27        $  11.49    $  11.74   $  11.69   $  11.21    $  11.35
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                             $   0.25        $   0.50    $   0.52   $   0.51   $   0.52    $   0.54
Net realized and unrealized gain (loss) on
investments                                               0.09           (0.15)      (0.25)      0.06       0.50       (0.14)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $   0.34        $   0.35    $   0.27   $   0.57   $   1.02    $   0.40
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
From net investment income                            $  (0.24)       $  (0.50)   $  (0.51)  $  (0.52)  $  (0.54)   $  (0.54)
From net realized gain on investments                       --           (0.07)      (0.01)        --         --          --
----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $  (0.24)       $  (0.57)   $  (0.52)  $  (0.52)  $  (0.54)   $  (0.54)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  11.37        $  11.27    $  11.49   $  11.74   $  11.69      $11.21
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                3.09(n)         3.06        2.36       4.96       9.21        3.59
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.18(a)         1.19        1.14       1.17       1.15        1.15
Expenses after expense reductions (f)                     0.93(a)         0.94        0.89       0.96       0.95        0.95
Net investment income                                     4.39(a)         4.38        4.48       4.35       4.51        4.73
Portfolio turnover                                          11               9          12         21         12           8
Net assets at end of period (000 Omitted)             $116,351        $115,307    $124,261   $138,201   $138,666    $128,750
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS - CONTINUED

MFS(R) MARYLAND MUNICIPAL BOND FUND - CONTINUED
(Not Restated)

                                                      SIX MONTHS
                                                         ENDED                             YEARS ENDED 3/31
                                                        9/30/06       -------------------------------------------------------
                                                      (UNAUDITED)       2006        2005         2004        2003        2002
CLASS B
Net asset value, beginning of period                  $  11.26        $ 11.49     $ 11.74       $ 11.68     $ 11.20    $ 11.34
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                             $   0.21        $  0.43     $  0.44       $  0.43     $  0.45    $  0.46
Net realized and unrealized gain (loss) on
investments                                               0.11          (0.17)      (0.25)         0.07        0.49      (0.13)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $   0.32        $  0.26     $  0.19       $  0.50     $  0.94    $  0.33
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $  (0.21)       $ (0.42)    $ (0.44)      $ (0.44)    $ (0.46)   $ (0.47)
From net realized gain on investments                       --          (0.07)      (0.00)(w)        --          --         --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $  (0.21)       $ (0.49)    $ (0.44)      $ (0.44)    $ (0.46)   $ (0.47)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  11.37        $ 11.26     $ 11.49       $ 11.74     $ 11.68    $ 11.20
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                2.85(n)        2.30        1.69          4.37        8.52       2.92
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.83(a)        1.84        1.79          1.81        1.80       1.80
Expenses after expense reductions (f)                     1.58(a)        1.59        1.54          1.61        1.60       1.60
Net investment income                                     3.75(a)        3.72        3.83          3.70        3.86       4.08
Portfolio turnover                                          11              9          12            21          12          8
Net assets at end of period (000 Omitted)             $ 19,633        $21,011     $25,716       $31,697     $34,033    $31,542
------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per  share  data  are  based  on   average   shares outstanding.
(f) Ratios do not reflect  reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS - CONTINUED

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                      SIX MONTHS
                                                         ENDED                             YEARS ENDED 3/31
                                                        9/30/06       ---------------------------------------------------------
                                                      (UNAUDITED)       2006        2005          2004        2003       2002
CLASS A
Net asset value, beginning of period                  $  11.22        $  11.31    $  11.52      $  11.49    $  10.90   $  11.11
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                             $   0.25        $   0.48    $   0.51      $   0.51    $   0.52   $   0.53
Net realized and unrealized gain (loss) on
investments                                               0.10           (0.05)      (0.22)         0.03        0.60      (0.21)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $   0.35        $   0.43    $   0.29      $   0.54    $   1.12   $   0.32
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $  (0.24)       $  (0.48)   $  (0.50)     $  (0.51)   $  (0.53)  $  (0.53)
From net realized gain on investments                       --           (0.04)         --            --          --         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $  (0.24)       $  (0.52)   $  (0.50)     $  (0.51)   $  (0.53)  $  (0.53)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  11.33        $  11.22    $  11.31      $  11.52    $  11.49   $  10.90
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                3.13(n)         3.83        2.63          4.82       10.42       2.93
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.40(a)         1.34        1.19          1.23        1.21       1.26
Expenses after expense reductions (f)                     1.15(a)         1.09        0.94          1.02        1.01       1.06
Expenses after expense reductions and excluding
interest and fees (f)(l)                                  0.89(a)         0.90        0.84          0.95        0.92       0.92
Net investment income                                     4.38(a)         4.23        4.48          4.39        4.56       4.73
Portfolio turnover                                           2              10          11            14          15         13
Net assets at end of period (000 Omitted)             $196,530        $196,992    $210,103      $224,923    $233,500   $210,269
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS - CONTINUED

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND - CONTINUED
(As Restated - See Note 8)

                                                      SIX MONTHS
                                                         ENDED                             YEARS ENDED 3/31
                                                        9/30/06       --------------------------------------------------------
                                                      (UNAUDITED)       2006       2005           2004       2003       2002
CLASS B
Net asset value, beginning of period                  $  11.24        $ 11.33     $ 11.54       $ 11.51     $ 10.92    $ 11.12
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                             $   0.21        $  0.41     $  0.43       $  0.43     $  0.44    $  0.46
Net realized and unrealized gain (loss) on
investments                                               0.10          (0.05)      (0.21)         0.04        0.60      (0.20)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $   0.31        $  0.36     $  0.22       $  0.47     $  1.04    $  0.26
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                            $  (0.20)       $ (0.41)    $ (0.43)      $ (0.44)    $ (0.45)   $ (0.46)
From net realized gain on investments                       --          (0.04)         --            --          --         --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $  (0.20)       $ (0.45)    $ (0.43)      $ (0.44)    $ (0.45)   $ (0.46)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  11.35        $ 11.24     $ 11.33       $ 11.54     $ 11.51    $ 10.92
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                2.80(n)        3.16        1.97          4.14        9.69       2.35
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    2.05(a)        1.99        1.84          1.87        1.86       1.91
Expenses after expense reductions (f)                     1.80(a)        1.74        1.59          1.67        1.66       1.71
Expenses after expense reductions and excluding
interest and fees (f)(l)                                  1.54(a)        1.55        1.49          1.60        1.57       1.57
Net investment income                                     3.73(a)        3.58        3.83          3.74        3.91       4.13
Portfolio turnover                                           2             10          11            14          15         13
Net assets at end of period (000 Omitted)             $ 34,575        $36,924     $40,766       $46,253     $47,612    $37,487
------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund's quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund's net asset value determine value. When fair valuation is used, the value of investments used to determine each fund's net asset value may differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on each fund's financial statements.

DERIVATIVE RISK - Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by each fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. Each fund may enter into an interest rate swap in order to manage its exposure to interest fluctuations.

INDEMNIFICATIONS - Under each fund's organizational documents, liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized and accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Each fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally nonrecurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

INTEREST EXPENSE AND FEES - Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced deposited with the custodian by each fund. This amount, for the six months ended September 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, secured borrowings, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                     ALABAMA        ARKANSAS   CALIFORNIA      FLORIDA     GEORGIA       MARYLAND    MASSACHUSETTS
                                       FUND          FUND        FUND           FUND         FUND          FUND          FUND
YEAR ENDED 3/31/06
Ordinary income (including any
short-term capital gains)            $--          $       --   $        --   $   49,709    $       --   $       --   $          --
Tax-exempt income                     3,871,731    6,006,607    17,366,623    3,704,909     2,701,647    6,134,201      10,048,922
Long-term capital gain                       --           --       658,156           --            --      863,330         847,071
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                  $3,871,731   $6,006,607   $18,024,779   $3,754,618    $2,701,647   $6,997,531   $  10,895,993
YEAR ENDED 3/31/05
Ordinary income (including any
short-term
capital gains)                       $   63,872   $  214,789   $    55,853   $       --    $       --   $   70,072   $     252,507
Tax-exempt income                     4,028,102    5,977,001    18,783,159    4,058,369     2,840,491    6,753,147      10,888,037
Long-term capital gain                  326,164           --            --           --            --       60,248              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                  $4,418,138   $6,191,790   $18,839,012   $4,058,369    $2,840,491   $6,883,467   $  11,140,544

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                       ALABAMA      ARKANSAS     CALIFORNIA     FLORIDA     GEORGIA       MARYLAND    MASSACHUSETTS
                                         FUND         FUND          FUND          FUND        FUND          FUND          FUND
AS OF 9/30/06
Cost of investments                  $79,819,746  $122,473,557  $360,916,083  $75,857,137  $55,652,424  $124,986,211  $212,450,907
----------------------------------------------------------------------------------------------------------------------------------
Gross appreciation                   $ 4,986,431  $  8,135,792  $ 23,076,117  $ 4,356,117  $ 3,995,740  $  8,287,532  $ 15,335,218
Gross depreciation                      (375,250)       (2,431)      (28,814)    (116,990)          --       (14,016)      (72,420)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation)                       $ 4,611,181  $  8,133,361  $ 23,047,303  $ 4,239,127  $ 3,995,740  $  8,273,516  $ 15,262,798
AS OF 3/31/06
Undistributed ordinary income                 --            --            --           --           --            --       372,024
Undistributed tax-exempt income          282,450       570,738       818,897      214,900       53,805       227,456       339,371
Undistributed long-term capital gain     140,902            --            --           --           --            --            --
Capital loss carryforwards                    --      (501,285)   (1,402,103)    (264,149)     (66,666)           --            --
Post-October capital loss deferral            --            --            --           --           --            --       (18,421)
Other temporary differences             (396,268)     (407,289)   (1,424,420)    (237,092)    (161,833)     (386,437)     (686,714)
Net unrealized appreciation
(depreciation)                         4,260,151     7,093,329    19,743,330    3,494,418    3,345,358     7,362,737    13,747,739

The aggregate cost above includes prior fiscal year end tax adjustments.

As of March 31, 2006, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                        ARKANSAS               CALIFORNIA              FLORIDA               GEORGIA
EXPIRATION DATE                           FUND                    FUND                   FUND                  FUND
3/31/08                                 $      --              $  (229,685)            $      --             $      --
3/31/09                                        --                       --                    --               (66,666)
3/31/10                                        --                       --              (142,514)                   --
3/31/11                                        --                       --              (121,635)                   --
3/31/12                                  (501,285)                      --                    --                    --
3/31/14                                        --               (1,172,418)                   --                    --
----------------------------------------------------------------------------------------------------------------------
Total                                   $(501,285)             $(1,402,103)            $(264,149)            $ (66,666)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issues, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to each fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on each fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund's through February 28, 2009. For the six months ended September 30, 2006, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations.

ALABAMA            ARKANSAS         CALIFORNIA         FLORIDA           GEORGIA          MARYLAND       MASSACHUSETTS
 FUND                FUND              FUND              FUND              FUND             FUND             FUND
$107,215           $165,496          $478,298          $103,817          $75,847          $169,006          $88,895

The management fee incurred for the six months ended September 30, 2006 was equivalent to an annual effective rate of 0.30%
of each fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the funds.

ALABAMA            ARKANSAS         CALIFORNIA         FLORIDA           GEORGIA          MARYLAND       MASSACHUSETTS
 FUND                FUND              FUND              FUND              FUND             FUND             FUND
$9,825             $31,373            $44,191           $8,071            $5,604           $14,288           $18,651

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that the fund will pay MFD in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

DISTRIBUTION FEE PLAN TABLE:

                                                                            CLASS A
                                      -----------------------------------------------------------------------------------
                                                                             TOTAL            ANNUAL         DISTRIBUTION
                                      DISTRIBUTION        SERVICE        DISTRIBUTION       EFFECTIVE       AND SERVICE
                                        FEE RATE          FEE RATE          PLAN(D)           RATE(E)            FEE
Alabama Fund                              0.10%            0.25%             0.35%            0.25%         $  91,213
Arkansas Fund                             0.10%            0.25%             0.35%            0.10%            60,930
California Fund                           0.10%            0.25%             0.35%            0.10%           148,985
Florida Fund                              0.10%            0.25%             0.35%            0.00%                --
Georgia Fund                              0.10%            0.25%             0.35%            0.25%            64,162
Maryland Fund                             0.10%            0.25%             0.35%            0.35%           200,744
Massachusetts Fund                        0.10%            0.25%             0.35%            0.35%           341,814

                                                                            CLASS B
                                      -----------------------------------------------------------------------------------
                                                                             TOTAL            ANNUAL         DISTRIBUTION
                                      DISTRIBUTION        SERVICE        DISTRIBUTION       EFFECTIVE       AND SERVICE
                                        FEE RATE          FEE RATE          PLAN(D)           RATE(E)            FEE
Alabama Fund                              0.75%            0.25%             1.00%            1.00%           $64,011
Arkansas Fund                             0.75%            0.25%             1.00%            0.87%            45,724
California Fund                           0.75%            0.25%             1.00%            0.86%           237,504
Florida Fund                              0.75%            0.25%             1.00%            0.76%            51,845
Georgia Fund                              0.75%            0.25%             1.00%            1.00%            46,743
Maryland Fund                             0.75%            0.25%             1.00%            1.00%           102,471
Massachusetts Fund                        0.75%            0.25%             1.00%            1.00%           178,968

                                                                          CLASS C
                                     ------------------------------------------------------------------------------------
                                                                             TOTAL           ANNUAL          DISTRIBUTION
                                     DISTRIBUTION          SERVICE        DISTRIBUTION      EFFECTIVE         AND SERVICE
                                       FEE RATE            FEE RATE         PLAN(D)          RATE(E)              FEE
California Fund                          0.75%               0.25%           1.00%            1.00%             $146,316

                                        ALABAMA      ARKANSAS    CALIFORNIA   FLORIDA      GEORGIA     MARYLAND    MASSACHUSETTS
                                         FUND          FUND         FUND        FUND         FUND        FUND          FUND
Total Distribution and Service Fees     $155,224     $106,654     $532,805     $51,845     $110,905    $303,215       $520,782

(d) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30,
    2006 based on each class' average daily net assets. Payment of Florida Fund's 0.25% annual Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. Payment of Arkansas Fund's and
    California Fund's 0.10% of the Class A service fee is currently being paid by each fund. Payment of the remaining 0.15% of the
    Class A service fee is not yet in effect and will be implemented on such date as the Board of Trustees may determine. For one year from the date of sale of Florida Fund's Class B shares, assets attributable to such Class B shares are subject to the
    0.25% annual Class B service fee. On assets attributable to all other Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Arkansas Fund's and California Fund's Class B shares, assets attributable to such Class B shares are subject to the 0.25%
    annual Class B service fee. On assets attributable to all other Class B shares, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine. Payment of the Alabama Fund's, Arkansas Fund's, California Fund's, Florida Fund's, and
    Georgia Fund's 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the Board of
    Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended
September 30, 2006, were as follows:

                                     ALABAMA       ARKANSAS     CALIFORNIA     FLORIDA    GEORGIA     MARYLAND     MASSACHUSETTS
CDSC IMPOSED                           FUND          FUND          FUND          FUND      FUND         FUND            FUND
Class A                              $    --       $     --      $  20,000     $    --     $   --       $   --         $     42
Class B                               16,919         10,876         51,328      21,702      8,430        9,542           35,248
Class C                                  N/A            N/A          1,748         N/A        N/A          N/A              N/A

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the funds, for its services as shareholder servicing agent calculated as a percentage of the average net assets of each fund as determined periodically under the supervision of the funds' Board the fees were as follows, which equated to the following annual percentage of each fund's average daily net assets.

                                         ALABAMA     ARKANSAS   CALIFORNIA     FLORIDA    GEORGIA     MARYLAND     MASSACHUSETTS
                                           FUND        FUND        FUND          FUND       FUND         FUND           FUND
Expenses paid                            $41,342     $63,815    $184,432       $40,032    $29,247     $65,169          $111,398
Percentage of average daily net assets    0.0964%     0.0964%     0.0964%       0.0964%    0.0964%     0.0964%           0.0964%

MFSC also receives payment from the funds for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the funds. For the six months ended September 30, 2006, these costs amounted to the following:

ALABAMA        ARKANSAS        CALIFORNIA        FLORIDA        GEORGIA        MARYLAND       MASSACHUSETTS
 FUND            FUND             FUND             FUND          FUND            FUND             FUND
$1,871          $4,678           $9,826           $3,476         $1,539         $3,691           $19,102

The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the funds. Under an administrative services agreement, the funds partially reimburse MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Each fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended September 30, 2006 was equivalent to the following annual effective rates of each fund's average daily net assets.

                                         ALABAMA     ARKANSAS   CALIFORNIA    FLORIDA     GEORGIA    MARYLAND     MASSACHUSETTS
                                           FUND        FUND        FUND        FUND         FUND        FUND           FUND
Percentage of average daily net assets   0.0282%      0.0247%     0.0206%      0.0285%     0.0321%     0.0246%        0.0221%

TRUSTEES' - Each fund pays compensation to Independent Trustees in the form of a retainer, AND attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in the following pension expense for the funds. These amounts are included in Independent trustees' compensation for the six months ended September 30,
2006.

ALABAMA       ARKANSAS         CALIFORNIA         FLORIDA          GEORGIA         MARYLAND       MASSACHUSETTS
 FUND           FUND              FUND              FUND             FUND            FUND              FUND
$399            $388              $899              $386             $388            $789              $802

The deferred liability for retirement benefits payable to certain retired Trustees amounted to the following for each fund at
September 30, 2006, and is included in payable for independent trustees' compensation.

ALABAMA       ARKANSAS         CALIFORNIA         FLORIDA          GEORGIA         MARYLAND       MASSACHUSETTS
 FUND           FUND              FUND              FUND             FUND            FUND              FUND
$10,609       $10,177           $20,173           $10,163          $12,076         $14,656            $14,585

OTHER - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance
Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended September 30, 2006, the fee paid to Tarantino LLC amounted to the following:

ALABAMA       ARKANSAS         CALIFORNIA         FLORIDA          GEORGIA         MARYLAND       MASSACHUSETTS
 FUND           FUND              FUND              FUND             FUND            FUND              FUND
 $220          $338               $976              $213            $155              $346              $592

MFS has agreed to reimburse the funds for a portion of the payments made by each fund to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

ALABAMA       ARKANSAS         CALIFORNIA         FLORIDA          GEORGIA         MARYLAND       MASSACHUSETTS
 FUND           FUND              FUND              FUND             FUND            FUND              FUND
 $220          $338               $976             $213              $155            $346               $592

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

              ALABAMA       ARKANSAS         CALIFORNIA         FLORIDA          GEORGIA         MARYLAND       MASSACHUSETTS
               FUND           FUND              FUND              FUND             FUND            FUND              FUND
Purchases     $4,167,303    $8,866,318       $32,794,356        $3,218,605      $1,247,529       $14,767,816    $ 4,456,821
Sales         $6,753,348    $10,110,438      $28,664,516        $7,444,675      $3,231,781       $17,129,859    $10,491,250

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration permits the Trustees to issue an unlimited Transactions in each funds' shares were as follows:

                                               ALABAMA FUND                                     ARKANSAS FUND
                                ---------------------------------------------    -----------------------------------------------
                                SIX MONTHS ENDED          YEAR ENDED             SIX MONTHS ENDED             YEAR ENDED
                                     9/30/06                3/31/06                  9/30/06                   3/31/06
                                -----------------     -----------------------    ------------------       -------------------------
                                SHARES     AMOUNT     SHARES       AMOUNT        SHARES      AMOUNT       SHARES       AMOUNT
Shares sold
Class A                         313,951  $ 3,284,820      453,164  $  4,807,670    621,818   $ 6,232,096    1,098,066  $ 11,184,396
Class B                          20,141      210,372       47,894       508,335     38,286       382,846      127,141     1,292,625
                                -------  -----------  -----------  ------------  ---------   -----------   ----------  ------------
                                334,092  $ 3,495,192      501,058  $  5,316,005    660,104   $ 6,614,942    1,225,207  $ 12,477,021

Shares issued to
shareholders in
reinvestment of distributions
Class A                          87,029  $   909,508      183,725  $  1,948,887    153,862   $ 1,541,296      306,870  $  3,122,224
Class B                          12,535      130,952       27,249       289,073     11,612       116,468       24,788       252,510
                                -------  -----------  -----------  ------------  ---------   -----------   ----------  ------------
                                 99,564  $ 1,040,460      210,974  $  2,237,960    165,474   $ 1,657,764      331,658  $  3,374,734

Shares reacquired
Class A                        (502,533) $(5,247,901)    (842,942) $ (8,923,169)  (762,426)  $(7,632,526)  (1,743,455) $(17,710,230)
Class B                        (169,279)  (1,765,462)    (213,823)   (2,267,688)  (117,948)   (1,184,194)    (198,441)   (2,020,468)
                                -------  -----------  -----------  ------------  ---------   -----------   ----------  ------------
                               (671,812) $(7,013,363)  (1,056,765) $(11,190,857)  (880,374)  $(8,816,720)  (1,941,896) $(19,730,698)

Net change
Class A                        (101,553) $(1,053,573)    (206,053) $ (2,166,612)    13,254   $   140,866     (338,519) $ (3,403,610)
Class B                        (136,603)  (1,424,138)    (138,680)   (1,470,280)   (68,050)     (684,880)     (46,512)     (475,333)
                                -------  -----------  -----------  ------------  ---------   -----------   ----------  ------------
                               (238,156) $(2,477,711)    (344,733) $ (3,636,892)   (54,796)  $  (544,014)    (385,031) $ (3,878,943)

                                 CALIFORNIA FUND                                               FLORIDA FUND
                   ------------------------------------------------      ------------------------------------------------------
                      SIX MONTHS ENDED               YEAR ENDED           SIX MONTHS ENDED                   YEAR ENDED
                           9/30/06                     3/31/06                 9/30/06                        3/31/06
                   ------------------------   -------------------------  -----------------------    --------------------------
                    SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES         AMOUNT
Shares sold
Class A             5,348,536   $ 31,179,249    5,540,422  $ 32,768,817    429,511   $ 4,302,453    1,343,743     $ 13,639,634
Class B               208,805      1,217,297      341,572     2,022,416     35,097       351,654      116,876        1,188,551
Class C               197,488      1,155,780      501,717     2,981,705         --            --           --               --
                   ----------   ------------- ------------ -------------  ---------  ------------  -----------    ------------
                    5,754,829   $ 33,552,326    6,383,711  $ 37,772,938    464,608   $ 4,654,107    1,460,619     $ 14,828,185

Shares issued to
shareholders in
reinvestment of
distributions
Class A               613,604   $  3,575,164    1,269,372  $  7,511,470     76,448   $   767,536      142,752     $  1,450,063
Class B               111,251        648,539      262,673     1,555,229     11,452       114,949       27,817          282,641
Class C                55,175        322,503      129,873       771,330         --            --           --               --
                   ----------   ------------- ------------ -------------  ---------  ------------  -----------    ------------
                      780,030   $  4,546,206    1,661,918  $  9,838,029     87,900   $   882,485      170,569     $  1,732,704

Shares reacquired

Class A            (3,604,464)  $(21,019,461)  (7,053,114) $(41,766,637)  (642,782)  $(6,448,118)  (1,327,818)    $(13,490,043)
Class B            (1,342,401)    (7,819,295)  (2,363,896)  (14,014,351)  (296,996)   (2,976,634)    (476,733)      (4,836,416)
Class C              (420,022)    (2,455,413)  (1,149,084)   (6,808,954)        --            --           --               --
                   ----------   ------------- ------------ -------------  ---------  ------------  -----------    ------------
                   (5,366,887)  $(31,294,169  (10,566,094) $(62,589,942)  (939,778)  $(9,424,752)  (1,804,551)    $(18,326,459)

Net change

Class A             2,357,676   $ 13,734,952     (243,320) $ (1,486,350)  (136,823)  $(1,378,129)     158,677     $  1,599,654
Class B            (1,022,345)    (5,953,459)  (1,759,651)  (10,436,706)  (250,447)   (2,510,031)    (332,040)      (3,365,224)
Class C              (167,359)      (977,130)    (517,494)   (3,055,919)        --            --           --               --
                   ----------   ------------- ------------ -------------  ---------  ------------  -----------    ------------
                    1,167,972   $  6,804,363   (2,520,465) $(14,978,975)  (387,270)  $(3,888,160)    (173,363)    $ (1,765,570)

                                      GEORGIA FUND                                    MARYLAND FUND
                                -----------------------------------------------   --------------------------------------------------
                                 SIX MONTHS ENDED          YEAR ENDED             SIX MONTHS ENDED            YEAR ENDED
                                      9/30/06                3/31/06                   9/30/06                 3/31/06
                                ---------------------  ------------------------   ---------------------  --------------------------
                                 SHARES     AMOUNT       SHARES      AMOUNT        SHARES     AMOUNT     SHARES          AMOUNT
                                --------  -----------  ----------  ------------   --------  -----------  ----------   -------------
Shares sold
Class A                          170,269  $ 1,844,244     460,892  $  5,066,357    397,097  $ 4,470,960     730,679   $  8,394,007
Class B                           12,305      133,540      28,232       312,944     43,482      487,684      83,527        958,062
                                --------  -----------  ----------  ------------   --------  -----------  ----------   ------------
                                 182,574  $ 1,977,784     489,124  $  5,379,301    440,579  $ 4,958,644     814,206   $  9,352,069

Shares issued to
shareholders in
reinvestment of distributions
Class A                           66,922  $   723,083     137,577  $  1,511,329    131,868  $ 1,483,563     299,543   $  3,427,995
Class B                            8,530       92,471      20,316       223,644     18,748      210,805      48,765        557,986
                                --------  -----------  ----------  ------------   --------  -----------  ----------   ------------
                                  75,452  $   815,554     157,893  $  1,734,973    150,616  $ 1,694,368     348,308   $  3,985,981

Shares reacquired

Class A                         (285,738) $(3,083,819)   (655,008) $ (7,177,983)  (529,852) $(5,958,339) (1,610,274)  $(18,401,179)
Class B                         (103,495)  (1,118,773)   (350,537)   (3,854,834)  (200,296)  (2,253,343)   (505,608)    (5,810,178)
                                --------  -----------  ----------  ------------   --------  -----------  ----------   ------------
                                (389,233) $(4,202,592) (1,005,545) $(11,032,817)  (730,148) $(8,211,682) (2,115,882)  $(24,211,357)

Net change

Class A                          (48,547) $  (516,492)    (56,539) $   (600,297)      (887) $    (3,816)   (580,052)  $ (6,579,177)
Class B                          (82,660)    (892,762)   (301,989)   (3,318,246)  (138,066)  (1,554,854)   (373,316)    (4,294,130)
                                --------  -----------  ----------  ------------   --------  -----------  ----------   ------------
                                (131,207) $(1,409,254)  (358,528)  $ (3,918,543)  (138,953) $(1,558,670)   (953,368)  $(10,873,307)

                                                                  MASSACHUSETTS FUND
                                          ------------------------------------------------------------------
                                                SIX MONTHS ENDED                        YEAR ENDED
                                                    9/30/06                               3/31/06
                                          ------------------------------       -----------------------------
                                            SHARES             AMOUNT            SHARES           AMOUNT
Shares sold
Class A                                      693,000        $  7,773,612        1,762,892       $ 20,057,220
Class B                                       51,764             580,672          181,196          2,072,498
                                          ----------        ------------       ----------       ------------
                                             744,764        $  8,354,284        1,944,088       $ 22,129,718

Shares issued to shareholders in
reinvestment of distributions
Class A                                      184,338        $  2,067,220          405,376       $  4,607,951
Class B                                       33,135             372,232           81,697            930,076
                                          ----------        ------------       ----------       ------------
                                             217,473        $  2,439,452          487,073       $  5,538,027

Shares reacquired
Class A                                   (1,092,691)       $(12,236,563)      (3,187,918)      $(36,274,707)
Class B                                     (324,427)         (3,639,434)        (575,954)        (6,568,954)
                                          ----------        ------------       ----------       ------------
                                          (1,417,118)       $(15,875,997)      (3,763,872)      $(42,843,661)

Net change
Class A                                     (215,353)       $ (2,395,731)      (1,019,650)      $(11,609,536)
Class B                                     (239,528)         (2,686,530)        (313,061)        (3,566,380)
                                          ----------        ------------       ----------       ------------
                                            (454,881)       $ (5,082,261)      (1,332,711)      $(15,175,916)

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other affiliated funds have established uncommitted borrowing arrangements with certain brokers. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The interest expense incurred and commitment fee allocated to each fund for the six months ended September 30, 2006 is included in miscellaneous expense on the Statement of Operations as follows:

                     ALABAMA      ARKANSAS        CALIFORNIA      FLORIDA      GEORGIA       MARYLAND      MASSACHUSETTS
                      FUND          FUND             FUND          FUND         FUND           FUND            FUND
Commitment Fee         $263         $404            $1,162         $254         $186           $413             $707
Interest Expense         --           --                --           --           --             --               --

(7) INVERSE FLOATERS

The funds invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters. Certain self-deposited inverse floaters held by the funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the funds in the Statements of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". As September 30, 2006, the funds' Statements of Assets and Liabilities impacts were as follows:

                                                      PAYABLE TO THE           WEIGHTED AVERAGE
                                                       HOLDER OF THE           INTEREST RATE ON
                                                       FLOATING RATE             FLOATING RATE        VALUE OF BONDS
                                                     CERTIFICATE FROM         CERTIFICATES ISSUED     TRANSFERRED TO
FUND                                                   TRUST ASSETS              BY THE TRUST            THE TRUST
Alabama Fund                                            $ 6,500,000                  3.68%               $13,744,070
Arkansas Fund                                           $ 8,235,000                  3.66%               $17,609,543
California Fund                                         $27,160,000                  3.68%               $59,753,141
Florida Fund                                            $ 6,500,000                  3.53%               $14,204,180
Georgia Fund                                            $ 4,500,000                  3.72%               $10,127,180
Maryland Fund                                           $         0                    --                $         0
Massachusetts Fund                                      $15,705,000                  3.75%               $36,214,106

Primary and certain secondary market inverse floaters held by the funds are not accounted for as secured borrowings.

(8) RESTATEMENT INFORMATION

After the funds issued their September 30, 2006 financial statements, certain of the funds determined that the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds during the period ended September 30, 2006 and that its transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, certain of the funds have restated the Statements of Assets and Liabilities, including the Portfolios of Investments, as of September 30, 2006, the related Statements of Operations for the period then ended, and certain Financial Highlights for each of the applicable periods in the five years then ended, to give effect to this change, including recording interest on the bonds as interest income and interest paid to the holder of the floating rate certificate from trust assets as interest expense in the Statements of Operations. The funds' Statements of Changes in Net Assets were not restated. The restatement did not affect the funds' reported net investment income, annual total return or net asset value.

                                ALABAMA FUND          ARKANSAS FUND          CALIFORNIA FUND            FLORIDA FUND
-----------------------------------------------------------------------------------------------------------------------------------
                             PREVIOUSLY              PREVIOUSLY                   PREVIOUSLY                 PREVIOUSLY
                              REPORTED   RESTATED     REPORTED      RESTATED       REPORTED     RESTATED      REPORTED     RESTATED
STATEMENT OF ASSETS AND
LIABILITIES AT 9/30/06 (UNAUDITED)
Investments, identified
cost                        $79,844,401 $86,399,756  $122,523,961  $130,831,959  $361,008,594  $387,140,854 $75,854,847 $82,233,807
Unrealized appreciation     $ 4,586,526 $ 4,531,171  $  8,082,957  $  8,009,959  $ 22,954,792  $ 23,982,532 $ 4,241,417 $ 4,362,457
Investments, at value       $84,430,927 $90,930,927  $130,606,918  $138,841,918  $383,963,386  $411,123,386 $80,096,264 $86,596,264
Interest receivable         $ 1,228,960 $ 1,340,613  $  1,825,698  $  1,904,795  $  4,901,173  $  5,074,214 $ 1,514,149 $ 1,576,303
Total assets                $86,085,285 $92,696,938  $133,730,951  $142,045,048  $392,181,674  $419,514,715 $82,587,546 $89,149,700
Payable to the holder of
the floating rate
certificate from trust
assets                      $        -- $ 6,500,000  $         --  $  8,235,000  $         --  $ 27,160,000 $        -- $ 6,500,000
Payable for interest
expense
and fees                    $        -- $   111,653  $         --  $     79,097  $         --  $    173,041 $        -- $    62,154
Total liabilities           $   227,616 $ 6,839,269  $    344,011  $  8,658,108  $  1,632,090  $ 28,965,131 $   399,355 $ 6,961,509

Unrealized appreciation
(depreciation) on
investments                 $ 4,771,407 $ 4,716,052  $  8,305,168  $  8,232,170  $ 23,132,454  $ 24,160,194 $ 4,159,261 $ 4,280,301
Accumulated net realized
gain (loss) on investments  $   351,648 $   407,003  $   (410,565) $   (337,567) $ (1,072,683) $ (2,100,423)$  (150,555)$  (271,595)

STATEMENT OF OPERATIONS
SIX MONTHS ENDED
9/30/06 (UNAUDITED)

Interest income             $ 2,245,288 $ 2,369,976  $  3,419,476  $  3,576,456  $ 10,072,786  $ 10,591,354 $ 2,110,677 $ 2,234,219
Interest expense and fees   $        -- $   124,688  $         --  $    156,980  $         --  $    518,568 $        -- $   123,542
Total expenses              $   527,276 $   651,964  $    647,317  $    804,297  $  2,000,266  $  2,518,834 $   421,439 $   544,981
Net expenses                $   415,877 $   540,565  $    475,558  $    632,538  $  1,506,683  $  2,025,251 $   313,000 $   436,542

                                                                    GEORGIA FUND                MASSACHUSETTS FUND
                                                         -----------------------------    -----------------------------
                                                           PREVIOUSLY                      PREVIOUSLY
                                                           REPORTED         RESTATED        REPORTED        RESTATED
                                                           --------         --------        --------        --------
STATEMENT OF ASSETS AND
LIABILITIES AT 9/30/96 (UNAUDITED)
Investments, identified cost                             $  55,684,892   $  60,150,512    $ 212,634,064   $ 227,256,407
Unrealized appreciation                                  $   3,963,272   $   3,997,652    $  15,079,641   $  16,162,298
Investments, at value                                    $  59,648,164   $  64,148,164    $ 227,713,705   $ 243,418,705
Interest receivable                                      $   1,013,752   $   1,081,765    $   3,446,616   $   3,578,679
Total assets                                             $  60,960,602   $  65,528,615    $ 231,842,684   $ 247,679,747
Payable to the holder of the floating rate certificate   $          --   $   4,500,000    $          --   $  15,705,000
from trust assets
Payable for interest expense and fees                    $          --   $      68,013    $          --   $     132,063
Total liabilities                                        $     218,878   $   4,786,891    $     737,373   $  16,574,436

Unrealized appreciation (depreciation) on investments    $   3,942,338   $   3,976,718    $  15,362,207   $  16,444,864
Accumulated net realized gain (loss) on investments      $      15,328   $     (19,052)   $     948,522   $    (134,135)

STATEMENT OF OPERATIONS
SIX MONTHS ENDED
9/30/06 (UNAUDITED)
Interest income                                          $   1,605,102   $   1,691,926    $   6,079,492   $   6,380,653
Interest expense and fees                                $          --   $      86,824    $          --   $     301,161
Total expenses                                           $     394,796   $     481,620    $   1,431,456   $   1,732,617
Net expenses                                             $     315,497   $     402,321    $   1,133,497   $   1,434,658

FINANCIAL HIGHLIGHTS

ALABAMA FUND

                                                      SIX MONTHS ENDED
                                                    9/30/06 (UNAUDITED)                         YEARS ENDED 3/31
                                                    --------------------------    ---------------------------------------------
                                                                                         2006                       2005
                                                                                  ---------------------     ----------------------
RATIOS (%) TO AVERAGE NET ASSETS                    PREVIOUSLY                    PREVIOUSLY                PREVIOUSLY
                                                     REPORTED         RESTATED     REPORTED    RESTATED       REPORTED    RESTATED
CLASS A
Expenses before expense reductions                  1.12(a)           1.41(a)        1.12        1.33          1.09          1.21
Expenses after expense reductions                   0.87(a)           1.16(a)        0.87        1.08          0.84          0.96

CLASS B
Expenses before expense reductions                  1.87(a)           2.16(a)        1.87        2.08          1.84          1.96
Expenses after expense reductions                   1.62(a)           1.91(a)        1.62        1.83          1.59          1.71

                                                                                 YEARS ENDED 3/31
                                                    ----------------------------------------------------------------------
                                                                2004                   2003                   2002
                                                    --------------------------  -------------------  ---------------------
RATIOS (%) TO AVERAGE NET ASSETS                    PREVIOUSLY                  PREVIOUSLY           PREVIOUSLY
                                                     REPORTED         RESTATED   REPORTED  RESTATED   REPORTED    RESTATED
CLASS A
Expenses before expense reductions                    1.09              1.17       1.08      1.18        1.08        1.23
Expenses after expense reductions                     0.88              0.96       0.88      0.98        0.88        1.03

CLASS B
Expenses before expense reductions                    1.83              1.91       1.83      1.93        1.83        1.98
Expenses after expense reductions                     1.63              1.71       1.63      1.73        1.63        1.78

ARKANSAS FUND

                                                      SIX MONTHS ENDED
                                                    9/30/06 (UNAUDITED)                         YEARS ENDED 3/31
                                                    --------------------------    ---------------------------------------------
                                                                                         2006                       2005
                                                                                  ---------------------     ----------------------
RATIOS (%) TO AVERAGE NET ASSETS                    PREVIOUSLY                    PREVIOUSLY                PREVIOUSLY
                                                     REPORTED         RESTATED     REPORTED    RESTATED       REPORTED    RESTATED
CLASS A
Expenses before expense reductions                    0.92(a)           1.16(a)        0.92     1.10        0.90        1.00
Expenses after expense reductions                     0.67(a)           0.91(a)        0.67     0.85        0.65        0.75

CLASS B
Expenses before expense reductions                    1.69(a)           1.93(a)        1.69     1.87        1.66        1.76
Expenses after expense reductions                     1.43(a)           1.67(a)        1.44     1.62        1.41        1.51

                                                                                 YEARS ENDED 3/31
                                                    ----------------------------------------------------------------------
                                                                2004                   2003                   2002
                                                    --------------------------  -------------------  ---------------------
RATIOS (%) TO AVERAGE NET ASSETS                    PREVIOUSLY                  PREVIOUSLY           PREVIOUSLY
                                                     REPORTED         RESTATED   REPORTED  RESTATED   REPORTED    RESTATED

CLASS A
Expenses before expense reductions                                0.92     0.99        0.93     1.02        0.92        1.06
Expenses after expense reductions                                 0.72     0.79        0.73     0.82        0.72        0.86

CLASS B
Expenses before expense reductions                                1.73     1.80        1.74     1.83        1.70        1.84
Expenses after expense reductions                                 1.53     1.60        1.54     1.63        1.50        1.64

FINANCIAL HIGHLIGHTS

CALIFORNIA FUND

                                               SIX MONTHS ENDED
                                              9/30/06 (UNAUDITED)                            YEARS ENDED 3/31
                                              -------------------                            ----------------
                                                                                2006                          2005
                                                                             --------------------     ----------------------
RATIOS (%) TO AVERAGE NET ASSETS            PREVIOUSLY                       PREVIOUSLY               PREVIOUSLY
                                             REPORTED            RESTATED     REPORTED    RESTATED     REPORTED     RESTATED
CLASS A
Expenses before expense reductions             0.87(a)            1.14(a)        0.88       1.09          0.86        0.97
Expenses after expense reductions              0.62(a)            0.89(a)        0.63       0.84          0.61        0.72

CLASS B
Expenses before expense reductions             1.63(a)            1.90(a)        1.64       1.85          1.59        1.70
Expenses after expense reductions              1.38(a)            1.65(a)        1.39       1.60          1.34        1.45

CLASS C
Expenses before expense reductions             1.77(a)            2.04(a)        1.78       1.99          1.76        1.87
Expenses after expense reductions              1.52(a)            1.79(a)        1.53       1.74          1.51        1.62


                                                                          YEARS ENDED 3/31
                                             -------------------------------------------------------------------------
                                                        2004                    2003                    2002
                                             ----------------------     --------------------    ----------------------
RATIOS (%) TO AVERAGE NET ASSETS             PREVIOUSLY                      PREVIOUSLY              PREVIOUSLY
                                              REPORTED      RESTATED    REPORTED    RESTATED    REPORTED      RESTATED

CLASS A
Expenses before expense reductions            0.87            0.96          0.87      0.96         0.87         0.99
Expenses after expense reductions             0.67            0.76          0.67      0.76         0.67         0.79

CLASS B
Expenses before expense reductions            1.67            1.76          1.66      1.75         1.65         1.77
Expenses after expense reductions             1.47            1.56          1.46      1.55         1.45         1.57

CLASS C
Expenses before expense reductions            1.77            1.86          1.77      1.86         1.77         1.89
Expenses after expense reductions             1.56            1.65          1.57      1.66         1.57         1.69

FINANCIAL HIGHLIGHTS

FLORIDA FUND

                                                 SIX MONTHS ENDED
                                                9/30/06 (UNAUDITED)                            YEARS ENDED 3/31
                                            -----------------------------    -----------------------------------------------
                                                                                2006                          2005
                                                                             --------------------     ----------------------
RATIOS (%) TO AVERAGE NET ASSETS            PREVIOUSLY                       PREVIOUSLY               PREVIOUSLY
                                             REPORTED            RESTATED     REPORTED    RESTATED     REPORTED     RESTATED

CLASS A
Expenses before expense reductions            0.89(a)             1.19(a)        0.89       1.11          0.82         0.94
Expenses after expense reductions             0.64(a)             0.94(a)        0.64       0.86          0.57         0.69

CLASS B
Expenses before expense reductions            1.65(a)             1.95(a)        1.65       1.87          1.59         1.71
Expenses after expense reductions             1.40(a)             1.70(a)        1.40       1.62          1.34         1.46

                                                                                 YEARS ENDED 3/31
                                               ------------------------------------------------------------------------
                                                        2004                    2003                    2002
                                               ----------------------   ---------------------   -----------------------
RATIOS (%) TO AVERAGE NET ASSETS               PREVIOUSLY               PREVIOUSLY              PREVIOUSLY
                                                REPORTED     RESTATED    REPORTED    RESTATED    REPORTED      RESTATED

CLASS A
Expenses before expense reductions                 0.85        0.98        0.82        0.88        0.83         0.93
Expenses after expense reductions                  0.64        0.77        0.62        0.68        0.63         0.73

CLASS B
Expenses before expense reductions                 1.64        1.77        1.62        1.68        1.63         1.73
Expenses after expense reductions                  1.44        1.57        1.42        1.48        1.43         1.53

GEORGIA FUND

                                               SIX MONTHS ENDED
                                              9/30/06 (UNAUDITED)                            YEARS ENDED 3/31
                                            -----------------------------    -----------------------------------------------
                                                                                2006                          2005
                                                                             --------------------     ----------------------
RATIOS (%) TO AVERAGE NET ASSETS            PREVIOUSLY                       PREVIOUSLY               PREVIOUSLY
                                             REPORTED            RESTATED     REPORTED    RESTATED     REPORTED     RESTATED

CLASS A
Expenses before expense reductions           1.19(a)               1.48(a)       1.18       1.39          1.13         1.24
Expenses after expense reductions            0.94(a)               1.23(a)       0.93       1.14          0.88         0.99

CLASS B
Expenses before expense reductions           1.94(a)               2.23(a)       1.93       2.14          1.88         1.99
Expenses after expense reductions            1.69(a)               1.98(a)       1.68       1.89          1.63         1.74

                                                                                 YEARS ENDED 3/31
                                               ------------------------------------------------------------------------
                                                        2004                    2003                    2002
                                               ----------------------   ---------------------   -----------------------
RATIOS (%) TO AVERAGE NET ASSETS               PREVIOUSLY               PREVIOUSLY              PREVIOUSLY
                                                REPORTED     RESTATED    REPORTED    RESTATED    REPORTED      RESTATED

CLASS A
Expenses before expense reductions               1.12         1.20         1.12       1.22          1.13         1.29
Expenses after expense reductions                0.91         0.99         0.92       1.02          0.93         1.09

CLASS B
Expenses before expense reductions               1.86         1.94         1.87       1.97          1.88         2.04
Expenses after expense reductions                1.66         1.74         1.67       1.77          1.68         1.84


FINANCIAL HIGHLIGHTS

MASSACHUSETTS FUND

                                            SIX MONTHS ENDED
                                           9/30/06 (UNAUDITED)                             YEARS ENDED 3/31
                                        -----------------------     --------------------------------------------------------
                                                                                 2006                          2005
                                                                    --------------------------   ---------------------------
RATIOS (%) TO AVERAGE NET ASSETS         PREVIOUSLY                  PREVIOUSLY                   PREVIOUSLY
                                          REPORTED     RESTATED       REPORTED        RESTATED     REPORTED        RESTATED

CLASS A
Expenses before expense reductions        1.14(a)      1.40(a)          1.15            1.34        1.09             1.19
Expenses after expense reductions         0.89(a)      1.15(a)          0.90            1.09        0.84             0.94

CLASS B
Expenses before expense reductions        1.79(a)      2.05(a)          1.80            1.99        1.74             1.84
Expenses after expense reductions         1.54(a)      1.80(a)          1.55            1.74        1.49             1.59

                                                                      YEARS ENDED 3/31
                                        ------------------------------------------------------------------------------------
                                                 2004                            2003                          2002
                                        -----------------------     --------------------------   ---------------------------
RATIOS (%) TO AVERAGE NET ASSETS         PREVIOUSLY                  PREVIOUSLY                   PREVIOUSLY
                                          REPORTED     RESTATED       REPORTED        RESTATED     REPORTED        RESTATED

CLASS A
Expenses before expense reductions          1.16         1.23           1.12            1.21        1.12             1.26
Expenses after expense reductions           0.95         1.02           0.92            1.01        0.92             1.06

CLASS B
Expenses before expense reductions          1.80         1.87           1.77            1.86        1.77             1.91
Expenses after expense reductions           1.60         1.67           1.57            1.66        1.57             1.71

(a) Annualized.

While the "Statements of Assets and been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable to the holder of the floating rate certificate from trust assets by corresponding amounts each year end, with no effect on previously reported net assets. The "Statements of (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on previously reported net investment income.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT (Not Restated)

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of each Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds' investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Funds for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Funds' advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Funds, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds' performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of each Fund's advisory fee, the Trustees considered, among other information, each Fund's advisory fee and the total expense ratio of each Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for each Fund through February 28, 2009 as part of MFS's settlement with the New York Attorney General concerning market timing and related matters.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds' behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds' portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

MFS ALABAMA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS ARKANSAS MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

MFS CALIFORNIA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

MFS FLORIDA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

MFS GEORGIA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS MARYLAND MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

ACCESS TO DISCLOSURES ON MFS WEBSITE

A discussion regarding the Board's most recent review and renewal of each Fund's investment advisory agreement will be available on or before November 1, 2006, by clicking on each Fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

                               Public Reference Room
                               Securities and Exchange Commission
                               100 F Street, NE, Room 1580
                               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

ACCOUNT SERVICE AND
LITERATURE

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741

-------------------------------------------------------------------------------
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and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

9/30/06 Semiannual Report


MFS(R) MUNICIPAL SERIES TRUST
For the states of: Mississippi, New York,
North Carolina, Pennsylvania, South Carolina,
Tennessee, Virginia, and West Virginia
                                                                     MSTB-SEM

MFS(R) Municipal Series Trust

(As Restated)

Mississippi, New York, North Carolina, Pennsylvania,
South Carolina, Tennessee, Virginia, and West Virginia

LETTER FROM THE CEO                                           1
---------------------------------------------------------------
PORTFOLIO COMPOSITION                                         2
---------------------------------------------------------------
EXPENSE TABLES                                                5
---------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      8
---------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                         40
---------------------------------------------------------------
STATEMENTS OF OPERATIONS                                     44
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                          46
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                         49
---------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                68
---------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                83
---------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                        87
---------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                               87
---------------------------------------------------------------
CONTACT INFORMATION                                  BACK COVER
---------------------------------------------------------------

The report is prepared for the general information of shareholders. is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------
                     NOT FDIC INSURED MAY LOSE VALUE
             NO BANK OR CREDIT UNION GUARANTEE NOT A DEPOSIT
       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------

LETTER FROM THE CEO

(Not Restated)

Dear Shareholders:

     What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

     Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

     What does all of this mean for you? If you're focused on a long-and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

     At MFS , our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ ROBERT J. MANNING

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION (As Restated)
MFS(R) Mississippi Municipal Bond Fund

PORTFOLIO STRUCTURE (i)

              Municipal Bonds                           105.4%
              Cash & Other Net Assets                    (5.4)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             17.8%
              ------------------------------------------------
              General Obligations - General Purpose      16.0%
              ------------------------------------------------
              State & Local Agencies                     15.2%
              ------------------------------------------------
              Water & Sewer Utility Revenue              12.7%
              ------------------------------------------------
              Universities - Colleges                    11.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        78.5%
              ------------------------------------------------
              AA                                          2.4%
              ------------------------------------------------
              A                                           7.0%
              ------------------------------------------------
              BBB                                         9.9%
              ------------------------------------------------
              Not Rated                                   2.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.5
              ------------------------------------------------
              Average Life (m)                       14.7 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.2 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) New York Municipal Bond Fund

PORTFOLIO STRUCTURE (i)

              Municipal Bonds                           105.1%
              Cash & Other Net Assets                    (5.1)%

              TOP FIVE INDUSTRIES (i)

              Toll Roads                                 14.1%
              ------------------------------------------------
              State & Local Agencies                     12.7%
              ------------------------------------------------
              Water & Sewer Utility Revenue              10.3%
              ------------------------------------------------
              Transportation - Special Tax                8.6%
              ------------------------------------------------
              General Obligations - General Purpose       8.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        43.4%
              ------------------------------------------------
              AA                                         19.7%
              ------------------------------------------------
              A                                          19.3%
              ------------------------------------------------
              BBB                                        10.4%
              ------------------------------------------------
              BB                                          1.4%
              ------------------------------------------------
              B                                           1.0%
              ------------------------------------------------
              Not Rated                                   4.8%

              PORTFOLIO FACTS

              Average Duration (d)                         6.6
              ------------------------------------------------
              Average Life (m)                       15.1 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) North Carolina Municipal Bond

PORTFOLIO STRUCTURE (i)

              Municipal Bonds                           105.4%
              Cash & Other Net Assets                    (5.4)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Reveunue - Hospitals            21.7%
              ------------------------------------------------
              Utilities - Municipal Owned                18.3%
              ------------------------------------------------
              Universities - Colleges                    10.5%
              ------------------------------------------------
              Water & Sewer Utility Revenue               8.7%
              ------------------------------------------------
              State & Agency - Other                      8.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        41.5%
              ------------------------------------------------
              AA                                         32.6%
              ------------------------------------------------
              A                                           8.0%
              ------------------------------------------------
              BBB                                        16.7%
              ------------------------------------------------
              Not Rated                                   1.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         5.8
              ------------------------------------------------
              Average Life (m)                       14.0 yrs.
              ------------------------------------------------
              Average Maturity (m)                   15.3 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) Pennsylvania Municipal Bond Fund

Portfolio structure (i)

              Municipal Bonds                           103.0%
              Cash & Other Net Assets                    (3.0)%

              TOP FIVE INDUSTRIES (i)

              General Obligations - Schools              21.1%
              ------------------------------------------------
              Universities - Colleges                    12.4%
              ------------------------------------------------
              Healthcare Revenue - Hospitals             11.4%
              ------------------------------------------------
              Water & Sewer Utility Revenue               9.6%
              ------------------------------------------------
              General Obligations - General Purpose       8.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        66.2%
              ------------------------------------------------
              AA                                         15.1%
              ------------------------------------------------
              A                                           6.2%
              ------------------------------------------------
              BBB                                         9.2%
              ------------------------------------------------
              BB                                          0.6%
              ------------------------------------------------
              B                                           0.7%
              ------------------------------------------------
              Not Rated                                   2.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.5
              ------------------------------------------------
              Average Life (m)                       16.8 yrs.
              ------------------------------------------------
              Average Maturity (m)                   17.8 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) South Carolina Municipal Bond Fund

Portfolio structure (i)

              Municipal Bonds                           105.1%
              Cash & Other Net Assets                    (5.1)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             21.4%
              ------------------------------------------------
              Water & Sewer Utility Revenue              12.0%
              ------------------------------------------------
              Universities - Colleges                    11.9%
              ------------------------------------------------
              General Obligations - General Purpose      10.8%
              ------------------------------------------------
              Utilities - Municipal Owned                10.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        73.9%
              ------------------------------------------------
              AA                                         12.7%
              ------------------------------------------------
              A                                           5.9%
              ------------------------------------------------
              BBB                                         4.8%
              ------------------------------------------------
              B                                           0.6%
              ------------------------------------------------
              Not Rated                                   2.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.6
              ------------------------------------------------
              Average Life (m)                       17.9 yrs.
              ------------------------------------------------
              Average Maturity (m)                   18.8 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) Tennessee Municipal Bond Fund
(Not Restated)

PORTFOLIO STRUCTURE (i)

              Municipal Bonds                            98.1%
              Cash & Other Net Assets                     1.9%

              TOP FIVE INDUSTRIES (i)

              Water & Sewer Utility Revenue              19.0%
              ------------------------------------------------
              Healthcare Revenue - Hospitals             14.4%
              ------------------------------------------------
              Single Family Housing - State              13.3%
              ------------------------------------------------
              General Obligations - Schools              13.2%
              ------------------------------------------------
              Utilities - Municipal Owned                 7.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        58.2%
              ------------------------------------------------
              AA                                         29.8%
              ------------------------------------------------
              A                                           4.4%
              ------------------------------------------------
              BBB                                         4.6%
              ------------------------------------------------
              B                                           0.9%
              ------------------------------------------------
              Not Rated                                   2.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         5.6
              ------------------------------------------------
              Average Life (m)                       12.6 yrs.
              ------------------------------------------------
              Average Maturity (m)                   15.6 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------


MFS(R) Virginia Municipal Bond Fund

Portfolio structure (i)

              Municipal Bonds                           103.1%
              Cash & Other Net Assets                    (3.1)%

              TOP FIVE INDUSTRIES (i)

              State & Local Agencies                     23.4%
              ------------------------------------------------
              General Obligations - Improvement          13.8%
              ------------------------------------------------
              Healthcare Revenue - Hospitals             12.7%
              ------------------------------------------------
              Water & Sewer Utility Revenue               9.4%
              ------------------------------------------------
              Airport & Port Revenue                      8.7%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        49.4%
              ------------------------------------------------
              AA                                         25.2%
              ------------------------------------------------
              A                                          12.5%
              ------------------------------------------------
              BBB                                         6.0%
              ------------------------------------------------
              BB                                          1.2%
              ------------------------------------------------
              B                                           1.6%
              ------------------------------------------------
              Not Rated                                   4.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         5.7
              ------------------------------------------------
              Average Life (m)                       14.0 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.0 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

MFS(R) West Virginia Municipal Bond Fund

Portfolio structure (i)

              Municipal Bonds                           105.7%
              Cash & Other Net Assets                    (5.7)%

              TOP FIVE INDUSTRIES (i)

              State & Local Agencies                     25.6%
              ------------------------------------------------
              General Obligations - General Purpose      25.0%
              ------------------------------------------------
              Universities - Colleges                    21.1%
              ------------------------------------------------
              Water & Sewer Utility Revenue               9.5%
              ------------------------------------------------
              Healthcare Revenue - Hospitals              5.5%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        78.1%
              ------------------------------------------------
              AA                                          6.5%
              ------------------------------------------------
              A                                           9.6%
              ------------------------------------------------
              BBB                                         4.0%
              ------------------------------------------------
              BB                                          0.2%
              ------------------------------------------------
              B                                           0.6%
              ------------------------------------------------
              Not Rated                                   1.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         6.1
              ------------------------------------------------
              Average Life (m)                       15.2 yrs.
              ------------------------------------------------
              Average Maturity (m)                   16.3 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 09/30/06.

Percentages are based on net assets as of 09/30/06, unless otherwise noted. The portfolios are actively managed and current holdings may be different.

EXPENSE TABLES (As Restated)

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, APRIL 1, 2006, THROUGH SEPTEMBER 30, 2006.

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 _ 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an expenses, which is not each fund's actual return. The hypothetical the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    4/01/06-
Class                       Ratio      4/01/06         9/30/06         9/30/06
--------------------------------------------------------------------------------
        Actual              0.86%     $1,000.00      $1,033.80          $4.38
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.86%     $1,000.00      $1,020.76          $4.36
--------------------------------------------------------------------------------
        Actual              1.62%     $1,000.00      $1,029.90          $8.24
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.62%     $1,000.00      $1,016.95          $8.19

MFS(R) NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    4/01/06-
Class                       Ratio      4/01/06         9/30/06         9/30/06
--------------------------------------------------------------------------------
        Actual              1.06%     $1,000.00      $1,033.00          $5.40
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.06%     $1,000.00      $1,019.75          $5.37
--------------------------------------------------------------------------------
        Actual              1.81%     $1,000.00      $1,029.20          $9.21
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.81%     $1,000.00      $1,015.99          $9.15
--------------------------------------------------------------------------------
        Actual              1.82%     $1,000.00      $1,029.10          $9.26
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.82%     $1,000.00      $1,015.94          $9.20

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    4/01/06-
Class                       Ratio      4/01/06         9/30/06         9/30/06
--------------------------------------------------------------------------------
        Actual              1.12%     $1,000.00      $1,030.10          $5.70
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.12%     $1,000.00      $1,019.45          $5.67
--------------------------------------------------------------------------------
        Actual              1.78%     $1,000.00      $1,027.60          $9.05
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.78%     $1,000.00      $1,016.14          $9.00
--------------------------------------------------------------------------------
        Actual              1.77%     $1,000.00      $1,027.60          $9.00
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.77%     $1,000.00      $1,016.19          $8.95
-------------------------------------------------------------------------

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    4/01/06-
Class                       Ratio      4/01/06         9/30/06         9/30/06
--------------------------------------------------------------------------------
        Actual              0.81%     $1,000.00      $1,032.20          $4.13
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.81%     $1,000.00      $1,021.01          $4.10
--------------------------------------------------------------------------------
        Actual              1.57%     $1,000.00      $1,028.30          $7.98
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.57%     $1,000.00      $1,017.20          $7.94
--------------------------------------------------------------------------------

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    4/01/06-
Class                       Ratio      4/01/06         9/30/06         9/30/06
--------------------------------------------------------------------------------
        Actual              1.13%     $1,000.00      $1,029.30          $5.75
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.13%     $1,000.00      $1,019.40          $5.72
--------------------------------------------------------------------------------
        Actual              1.79%     $1,000.00      $1,026.00          $9.09
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.79%     $1,000.00      $1,016.09          $9.05
--------------------------------------------------------------------------------

(h)  5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

MFS(R) TENNESSEE MUNICIPAL BOND FUND (Not Restated)

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    4/01/06-
Class                       Ratio      4/01/06         9/30/06         9/30/06
--------------------------------------------------------------------------------
        Actual              0.93%     $1,000.00      $1,028.80          $4.73
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.93%     $1,000.00      $1,020.41          $4.71
--------------------------------------------------------------------------------
        Actual              1.58%     $1,000.00      $1,024.50          $8.02
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.58%     $1,000.00      $1,017.15          $7.99
--------------------------------------------------------------------------------

MFS(R) VIRGINIA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    4/01/06-
Class                       Ratio      4/01/06         9/30/06         9/30/06
--------------------------------------------------------------------------------
        Actual              1.08%     $1,000.00      $1,028.90          $5.49
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.08%     $1,000.00      $1,019.65          $5.47
--------------------------------------------------------------------------------
        Actual              1.74%     $1,000.00      $1,025.60          $8.84
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.74%     $1,000.00      $1,016.34          $8.80
--------------------------------------------------------------------------------
        Actual              1.73%     $1,000.00      $1,025.60          $8.78
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.73%     $1,000.00      $1,016.39          $8.74
--------------------------------------------------------------------------------

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    4/01/06-
Class                       Ratio      4/01/06         9/30/06         9/30/06
--------------------------------------------------------------------------------
        Actual              1.16%     $1,000.00      $1,029.70          $5.90
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.16%     $1,000.00      $1,019.25          $5.87
--------------------------------------------------------------------------------
        Actual              1.81%     $1,000.00      $1,027.20          $9.20
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.81%     $1,000.00      $1,015.99          $9.15
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

9/30/06 (unaudited) (As Restated - See Note 8)

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 104.3%

ISSUER                                                                    SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 1.9%
----------------------------------------------------------------------------------------------------------
Jackson, MS, Municipal Airport Authority,
Airport Rev., "A ", AMBAC, 5%, 2031                                      $  1,510,000         $  1,589,290
----------------------------------------------------------------------------------------------------------

General Obligations - General Purpose - 15.9%
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public
Improvement, "A ", 5.25%, 2027                                           $    800,000         $    858,592
Commonwealth of Puerto Rico, FGIC, 5.5%, 2016 (u)                           6,220,000            7,106,537
Hinds County, MS, MBIA, 6.25%, 2010                                         1,660,000            1,798,743
Hinds County, MS, MBIA, 6.25%, 2011                                         1,285,000            1,418,203
Mississippi Development Bank Special
Obligations (Jackson, Mississippi) FSA,
5.25%, 2020                                                                   620,000              696,372
Mississippi Development Bank Special
Obligations, Harrison County Mississippi
Highway Construction, "N ", FGIC, 5%, 2026                                  1,000,000            1,053,640
Puerto Rico Commonwealth Public
Improvement, "A ", CIFG, 5%, 2025                                             500,000              532,290
----------------------------------------------------------------------------------------------------------
                                                                                              $ 13,464,377
----------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 3.1%
----------------------------------------------------------------------------------------------------------
Mississippi Capital Improvement, "I ",
6%, 2009 (c)                                                             $  1,000,000         $  1,070,140
Puerto Rico Municipal Finance Agency,
FSA, 5.5%, 2009 (c)(u)                                                      1,500,000            1,594,800
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,664,940
----------------------------------------------------------------------------------------------------------
General Obligations - Schools - 5.9%
----------------------------------------------------------------------------------------------------------
Biloxi, MS, Public School District, MBIA,
5%, 2021                                                                 $  1,000,000         $  1,036,580
Jackson, MS, Public School District, "B",
AMBAC, 5.75%, 2010 (c)                                                      1,000,000            1,081,590
Jackson, MS, Public School District, "B",
AMBAC, 0%, 2022                                                             2,000,000              886,580
Jackson, MS, Public School District, "B",
AMBAC, 0%, 2023                                                             1,000,000              415,170
Madison County, MS, School District, "A",
MBIA, 5.875%, 2009 (c)                                                      1,500,000            1,596,795
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,016,715
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 17.6%
----------------------------------------------------------------------------------------------------------
Alcorn County, MS, Corinth Hospital Rev.
(Magnolia Regional Health Center), AMBAC,
5.75%, 2013                                                              $    885,000         $    894,717
Corinth & Alcorn County, MS, Hospital Rev.
(Magnolia Regional Health Center),
5.5%, 2021                                                                    400,000              405,184
Gulfport, MS, Hospital Facilities Rev.
(Memorial
Hospital), 5.75%, 2031                                                        500,000              518,383
Gulfport, MS, Hospital Facilities Rev.
(Memorial
Hospital) MBIA, 6.125%, 2015                                                2,250,000            2,252,205
Gulfport, MS, Hospital Facilities Rev.
(Memorial
Hospital) MBIA, 6.2%, 2018                                                  1,000,000            1,001,020
Hinds County, MS, Rev. (Methodist Hospital &
Rehabilitation) AMBAC, 5.6%, 2012                                           2,055,000            2,146,612
Jones County, MS, Hospital Rev. (South Central
Regional Medical Center), 5.5%, 2007 (c)                                    1,000,000            1,021,660
Mississippi Development Bank Special
Obligations (Adams County Hospital) FSA,
5.75%, 2016                                                                 1,000,000            1,011,450
Mississippi Development Bank Special
Obligations (Covington Hospital Nursing
Home), "A", AMBAC, 5%, 2031                                                   500,000              522,720
Mississippi Hospital Equipment & Facilities
Authority Rev. (Baptist Medical Center) MBIA,
6.5%, 2010                                                                  1,190,000            1,198,378
Mississippi Hospital Equipment & Facilities
Authority Rev. (Baptist Medical Center) MBIA,
6%, 2013                                                                      750,000              755,003
Mississippi Hospital Equipment & Facilities
Authority Rev. (Baptist Memorial Healthcare),
"B-1 ", 5%, 2024                                                            1,000,000            1,030,910
Mississippi Hospital Equipment & Facilities
Authority Rev. (Forrest County General
Hospital) FSA, 5.625%, 2020 1,000,000 1,078,110
Mississippi Hospital Equipment & Facilities
Authority Rev. Refunding & Improvement,
Hospital South Central, 5.25%, 2031                                           500,000              522,390
Mississippi Hospital Equipment & Facilities
Authority Rev., Refunding & Improvement,
Southwest Regional Medical Center,
5.5%, 2019                                                                    250,000              263,798
Mississippi Hospital Equipment & Facilities
Authority, Refunding & Improvement,
Southwest Regional Medical Center,
5.75%, 2023                                                                   250,000              265,120
----------------------------------------------------------------------------------------------------------
                                                                                              $ 14,887,660
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.3%
----------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Solid
Waste Management, Inc.), 4.4%, 2027                                      $    250,000         $    250,885
----------------------------------------------------------------------------------------------------------

Industrial Revenue - Other - 0.3%
----------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                  210,000              228,875
----------------------------------------------------------------------------------------------------------

Industrial Revenue - Paper - 3.3%
----------------------------------------------------------------------------------------------------------
Jones County, MS, Solid Waste Disposal Rev.
(International Paper Co.) "A", 5.8%, 2021                                $    500,000         $    514,200
Lowndes County, MS, Solid Waste Disposal &
Pollution Control Rev. (Weyerhaeuser Co.),
6.8%, 2022                                                                  1,250,000            1,525,675
Warren County, MS, Environmental
Improvement Rev. (International Paper Co.),
"A", 4.4%, 2015                                                               750,000              737,558
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,777,433
----------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.4%
----------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special
Obligation (Diamond Lakes Utilities),
6.25%, 2017                                                              $  1,150,000         $  1,180,280

----------------------------------------------------------------------------------------------------------
Single Family Housing - State - 6.3%
----------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family
Rev., "A ", GNMA, 6.3%, 2031                                             $    195,000         $    206,774
Mississippi Home Corp. Rev., Single Family
Rev., "A-2 ", GNMA, 5.3%, 2023                                                690,000              705,594
Mississippi Home Corp. Rev., Single Family
Rev., "A-2 ", GNMA, 6.95%, 2031                                               275,000              279,285
Mississippi Home Corp. Rev., Single Family
Rev., "A-2 ", GNMA, 6.5%, 2032                                                290,000              297,836
Mississippi Home Corp. Rev., Single Family
Rev., "B ", GNMA, 6.625%, 2027                                                215,000              216,170
Mississippi Home Corp. Rev., Single Family
Rev., "B ", GNMA, 5.3%, 2035                                                  785,000              803,455
Mississippi Home Corp. Rev., Single Family
Rev., "B-2 ", GNMA, 6.375%, 2032                                              485,000              502,649
Mississippi Home Corp. Rev., Single Family
Rev., "B-2 ", GNMA, 6.45%, 2033                                               520,000              541,029
Mississippi Home Corp. Rev., Single Family
Rev., "C", GNMA, 4.95%, 2025                                                  825,000              842,391
Mississippi Home Corp. Rev., Single Family
Rev., "F", GNMA, 7.55%, 2027                                                  154,000              162,293
Mississippi Home Corp. Rev., Single Family
Rev., GNMA, 6.5%, 2024                                                        825,000              826,427
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,383,903
----------------------------------------------------------------------------------------------------------
State & Local Agencies - 15.0%
----------------------------------------------------------------------------------------------------------
Lamar County, MS, (Jail Project) MBIA,
5.1%, 2021                                                               $    430,000         $    450,545
Mississippi Development Bank Special
Obligations (Correctional Facilities), "A",
AMBAC, 5.125%, 2025                                                         1,000,000            1,056,090
Mississippi Development Bank Special
Obligations (DeSoto County Regional Utility
Authority), 5.25%, 2031                                                       905,000              951,427
Mississippi Development Bank Special
Obligations (Hinds County Public
Improvements), FSA, 5.25%, 2030                                             1,110,000            1,190,519
Mississippi Development Bank Special
Obligations (Mississippi, Ltd. Tax Hospital
Rev.), 5.1%, 2020                                                           1,000,000            1,046,920
Gulfport, MS, Hospital Facilities Rev.
(Memorial
State & Local Agencies - continued
Mississippi Development Bank Special
Obligations (Natchez Mississippi Convention
Center) AMBAC, 6%, 2013 (c)                                                   750,000              861,773
Mississippi Development Bank Special
Obligations (Public Improvement Board),
5%, 2023                                                                      750,000              754,365
Mississippi Development Bank Special
Obligations (Southaven, MS, Recreation
Facilities), 5.875%, 2014                                                     375,000              394,500
Mississippi Development Bank Special
Obligations (Southaven, MS, Recreation
Facilities), 6.2%, 2020                                                       400,000              423,392
Mississippi Development Bank Special
Obligations (Tunica County Building Project),
AMBAC, 5%, 2026                                                             1,695,000            1,789,886
Mississippi Development Bank Special
Obligations (Tupelo Fairgrounds), "A", AMBAC,
5%, 2017                                                                      785,000              819,587
Puerto Rico Public Finance Corp.,
AMBAC, 5.375%, 2013 (u)                                                     1,000,000            1,104,830
Walnut Grove, MS, Correctional Authority,
AMBAC, 6%, 2009 (c)                                                         1,750,000            1,904,140
----------------------------------------------------------------------------------------------------------
                                                                                              $ 12,747,974
----------------------------------------------------------------------------------------------------------
Tax - Other - 1.1%
----------------------------------------------------------------------------------------------------------
Puerto Rico Convention Center, District
Authority Hotel Occupancy Tax Rev., "A",
CIFG, 4.5%, 2036                                                         $    750,000         $    757,620
Virgin Islands Public Finance Authority Rev.,
"A", 5.25%, 2024                                                              135,000              142,289
----------------------------------------------------------------------------------------------------------
                                                                                              $    899,909
----------------------------------------------------------------------------------------------------------
Tobacco - 0.7%
----------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                                          $    230,000         $    237,282
Guam Economic Development Authority
Tobacco Settlement, "B", 5.5%, 2041                                           350,000              358,992
----------------------------------------------------------------------------------------------------------
                                                                                              $    596,274
----------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.5%
----------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special
Obligations, Madison County (Road & Bridge)
AMBAC, 5.1%, 2013 (c)                                                    $  1,175,000         $  1,277,014
----------------------------------------------------------------------------------------------------------
Universities - Colleges - 11.3%
----------------------------------------------------------------------------------------------------------
Jackson State University, Educational Building
Corp. Rev., (Campus Facilities), "A", FGIC,
5%, 2029                                                                 $  3,100,000         $  3,230,882
Jackson State University, Educational Building
Corp. Rev., (Student Recreation Center),
AMBAC, 5.125%, 2027                                                           750,000              787,943
Medical Center, Educational Building Corp.
Rev. (University of Mississippi Medical Center),
"B", AMBAC, 5.5%, 2023                                                      1,000,000            1,159,110
Mississippi State University Educational
Building Corp. Rev., AMBAC, 5.5%, 2016                                      1,000,000            1,076,530
Mississippi State University Educational
Building Corp. Rev., AMBAC, 5%, 2021                                          250,000              260,300
Mississippi Valley State University, Educational
Building Corp., MBIA, 5.5%, 2021                                              890,000              954,231
University of Mississippi, Educational Building
Corp. (Performing Arts Center), AMBAC,
5.25%, 2009 (c)                                                             1,000,000            1,046,080
University of Southern Mississippi, Educational
Building Corp. Rev., "B", FSA, 5%, 2032                                     1,000,000            1,055,240
----------------------------------------------------------------------------------------------------------
                                                                                              $  9,570,316
----------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.1%
----------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC,
5.25%, 2013 (u)                                                          $  2,000,000         $  2,123,060
Mississippi Development Bank Special
Obligations (Municipal Energy Agency Power
Supply Project), "A", XLCA, 5%, 2026                                        1,000,000            1,054,450
Mississippi Development Bank Special
Obligations (Okolona Electric System),
5.2%, 2011 (c)                                                              1,010,000            1,079,357
Puerto Rico Electric Power Authority Rev., "II",
5.25%, 2031                                                                   875,000              922,618
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,179,485
----------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 12.6%
----------------------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater & Solid
Waste Management, FGIC, 4.75%, 2027                                      $  1,000,000         $  1,014,370
Jackson, MS, Water & Sewer Systems Rev.,
FGIC, 5.25%, 2009 (c)                                                         420,000              439,904
Mississippi Development Bank Special
Obligations (Combined Water Sewer & Solid
Waste Management) FSA, 5.25%, 2021                                          1,270,000            1,384,110
Water & Sewer Utility Revenue - continued
Mississippi Development Bank Special
Obligations (Combined Water Sewer & Solid
Waste Management) FSA, 5.05%, 2027                                          1,610,000            1,716,614
Mississippi Development Bank Special
Obligations (Gulfport Water & Sewer Project)
FSA, 5.625%, 2012 (c)                                                         500,000              560,495
Mississippi Development Bank Special
Obligations (Gulfport Water & Sewer Project),
"A", FGIC, 5.25%, 2012 (c)                                                  2,000,000            2,170,760
Mississippi Development Bank Special
Obligations (Jackson Water & Sewer System
Project) FSA, 5%, 2029                                                      2,000,000            2,091,580
Mississippi Development Bank Special
Obligations (Jackson Water & Sewer System
Project), FGIC, 5%, 2032                                                      250,000              259,565
Mississippi Development Bank Special
Obligations, Grenada, MS, Water & Sewer
Systems Project, "N", FSA, 5%, 2030                                         1,000,000            1,052,830
----------------------------------------------------------------------------------------------------------
                                                                                              $ 10,690,228
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $84,313,730)                                          $ 88,405,558
----------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.6%
----------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev.
(Chevron USA, Inc.), 3.85%, due 10/02/06                                 $    300,000         $    300,000
Jackson County, MS, Pollution Control Rev.
(Chevron USA, Inc.), 3.85%, due 10/02/06                                      200,000              200,000
----------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $500,000)                                                                   $    500,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $84,813,730) (k)                                          $ 88,905,558
----------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.9)%                                                         (4,140,993)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $ 84,764,565
----------------------------------------------------------------------------------------------------------

                                                                                                            UNREALIZED
                        NOTIONAL                                 CASH FLOWS           CASH FLOWS           APPRECIATION
EXPIRATION              AMOUNT             COUNTERPARTY          TO RECEIVE              TO PAY            (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07             USD   2,000,000       Merrill Lynch           7-Day BMA        2.795% (fixed rate)     $ 17,217
 1/04/19             USD   1,000,000        Citigroup              7-Day BMA        4.307% (fixed rate)      (43,423)
11/09/26             USD     850,000       Goldman Sachs     5.787% (fixed rate)      3-Month LIBOR           52,238
-------------------------------------------------------------------------------------------------------------------------
                                                                                                            $ 26,032
-------------------------------------------------------------------------------------------------------------------------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS

9/30/06 (unaudited) (As Restated - See Note 8)

MFS(R) NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities  owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.8%

ISSUER                                                                    SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 3.6%
----------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development
Agency, Special Facilities Rev. (Terminal One
Group), 5.5%, 2024                                                       $  1,000,000         $  1,079,560
Port Authority NY & NJ, (120th Series) MBIA,
5.5%, 2018                                                                  1,500,000            1,538,565
Port Authority NY & NJ, (132nd Series),
5%, 2033                                                                    2,000,000            2,095,300
Port Authority NY & NJ, Special Obligation
Rev. (JFK International), MBIA, 6.25%, 2015                                 1,000,000            1,175,250
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,888,675
----------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 8.4%
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA,
5.5%, 2017 (u)                                                           $  2,700,000         $  3,091,311
Nassau County, NY, Health Systems Rev.
(Nassau County), FSA, 6%, 2009 (c)                                          1,000,000            1,084,200
New York NY, "N", 5%, 2026                                                  1,500,000            1,578,600
New York, NY, "D", 5%, 2028                                                 2,000,000            2,091,820
New York, NY, "A", 6%, 2010 (c)                                               990,000            1,080,615
New York, NY, "B", 5.375%, 2017                                             1,250,000            1,335,762
New York, NY, "C-1", 5.25%, 2025                                            1,000,000            1,072,420
New York, NY, "G", 5%, 2028                                                 2,000,000            2,092,560
New York, NY, "J", FGIC, 5.5%, 2026                                           200,000              202,790
New York, NY, Unrefunded, "A", 6%, 2019                                        10,000               10,795
----------------------------------------------------------------------------------------------------------
                                                                                              $ 13,640,873
----------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.1%
----------------------------------------------------------------------------------------------------------
Erie County, NY, Public Improvement, "A",
FGIC, 5%, 2019                                                           $    140,000         $    147,703
----------------------------------------------------------------------------------------------------------

General Obligations - Schools - 5.6%
----------------------------------------------------------------------------------------------------------
Genesee Valley, NY, Central School District
(Angelica Belmont), FGIC, 5.25%, 2028                                    $  1,720,000         $  1,862,296
North Babylon, NY, Union Free School
District, "A", FGIC, 5.5%, 2018                                             2,415,000            2,565,455
Port Byron, NY, Central School District,
AMBAC, ETM, 7.4%, 2012 (c)                                                    500,000              598,750
Port Byron, NY, Central School District,
AMBAC, ETM, 7.4%, 2013 (c)                                                    500,000              613,140
Port Byron, NY, Central School District,
AMBAC, ETM, 7.4%, 2014 (c)                                                    500,000              626,325
Port Byron, NY, Central School District,
AMBAC, ETM, 7.4%, 2015 (c)                                                    500,000              638,610
Rome, NY, City School District, FSA,
5.5%, 2009 (c)                                                              1,000,000            1,060,900
Washingtonville, NY, Central School Central
District, FGIC, 7.35%, 2008                                                   550,000              585,118
Washingtonville, NY, Central School Central
District, FGIC, 7.35%, 2009                                                   550,000              604,010
----------------------------------------------------------------------------------------------------------
                                                                                              $  9,154,604
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 6.8%
----------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial
Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.35%, 2017                              $    155,000         $    159,016
Chautauqua County, NY, Industrial
Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.4%, 2029                                    490,000              499,197
Fulton County, NY, Industrial Development
Agency, Civic Facilities Rev. (Nathan Littauer
Hospital), "A", 5.75%, 2009                                                   615,000              624,822
Monroe County, NY, Industrial Development
Agency, Civic Facilities Rev. (Highland
Hospital of Rochester), 5%, 2025                                            1,000,000            1,028,680
Nassau County, NY, Industrial Development
Agency, Civic Facilities Rev. (North Shore
Health Systems), "D", 5.625%, 2010                                            500,000              528,140
New York Dormitory Authority Rev.
(Montefiore Medical Center), AMBAC,
5.25%, 2019                                                                   785,000              825,687
New York Dormitory Authority Rev. (North
Shore Long Island Jewish Group), 5.5%, 2033                                   250,000              267,457
New York Dormitory Authority Rev. (White
Plains Hospital), FHA, 5.375%, 2043                                         1,500,000            1,611,105
New York Dormitory Authority Rev., Non
State Supported Debt (Kaleida Health), FHA,
4.6%, 2027                                                                  1,000,000            1,015,020
New York Dormitory Authority Rev., Non
State Supported Debt (Mt. Sinai NYU Health),
5.5%, 2026                                                                    250,000              254,250
New York Dormitory Authority Rev., Non
State Supported Debt (Mt. Sinai NYU Health),
"C", 5.5%, 2026                                                               500,000              508,500
New York Dormitory Authority Rev., Non
State Supported Debt (NYU Hospitals Center),
"A", 5%, 2026                                                                 800,000              820,944
New York, NY, Industrial Development
Agency, Civic Facilities Rev. (Staten Island
University Hospital), "B", 6.375%, 2031                                       495,000              517,018
New York, NY, Health & Hospital Corp. Rev.,
"A", 5.25%, 2017                                                              760,000              790,552
Suffolk County, NY, Industrial Development
Agency, Civic Facilities Rev. (Huntington
Hospital), "C", 5.875%, 2032                                                1,000,000            1,061,970
Yonkers, NY, Industrial Development Agency,
Civic Facilities Rev. (St. John's Riverside
Hospital), "A", 7.125%, 2031                                                  500,000              538,255
----------------------------------------------------------------------------------------------------------
                                                                                              $ 11,050,613
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.7%
----------------------------------------------------------------------------------------------------------
East Rochester, NY, Housing Authority Rev.
(Woodland Village Project), 5.5%, 2033                                   $    400,000         $    405,580
Suffolk County, NY, Industrial Development
Agency, Civic Facilities Rev. (Gurwin Jewish
Phase II), 6.7%, 2039                                                         385,000              418,430
Westchester County, NY, Industrial
Development Agency, Civic Facilities Rev.,
Continuing Care Retirement (Kendal On
Hudson), "A", 6.5%, 2034                                                      300,000              318,615
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,142,625
----------------------------------------------------------------------------------------------------------
Human Services - 0.9%
----------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development
Agency, Civic Facility Rev. (Special Needs
Facility), "B-1", 6.5%, 2017                                             $    205,000         $    215,426
New York Dormitory Authority Rev. (Jewish
Board of Families & Children), AMBAC,
5%, 2023                                                                      695,000              732,732
New York, NY, Industrial Development
Agency (PSCH, Inc.), 6.375%, 2033                                             500,000              534,110
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,482,268
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.3%
----------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development
Agency Rev. (American Airlines, Inc.),
7.625%, 2025                                                             $    350,000         $    411,110
----------------------------------------------------------------------------------------------------------

Industrial Revenue - Other - 1.0%
----------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial
Development Agency, Sewer Facilities Rev.
(Bristol-Meyers Squibb Co.), 5.75%, 2024                                 $  1,000,000         $  1,157,630
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                  430,000              468,648
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,626,278
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.6%
----------------------------------------------------------------------------------------------------------
Essex County, NY, Industrial Development
Agency, Pollution Control Rev. (International
Paper Corp.), 5.55%, 2014                                                $    750,000         $    808,725
Essex County, NY, Industrial Development
Agency, Pollution Control Rev. (International
Paper Corp.), 6.15%, 2021                                                   1,000,000            1,026,700
Essex County, NY, Industrial Development
Agency, Pollution Control Rev. (International
Paper Corp.), 6.45%, 2023                                                     700,000              748,671
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,584,096
----------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.6%
----------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev.
(National Sports Museum), 6.125%, 2019                                   $    500,000         $    517,385
New York, NY, City Industrial Development
Agency Rev., Liberty Bonds (IAC/
InterActiveCorp), 5%, 2035                                                    500,000              504,100
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,021,485
----------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.6%
----------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development
Agency, Civic Facilities Rev. (United Jewish
Appeal), "A", 5%, 2027                                                   $  1,000,000         $  1,052,340
----------------------------------------------------------------------------------------------------------

Multi-Family Housing Revenue - 3.0%
----------------------------------------------------------------------------------------------------------
New York Housing Finance Agency Rev.
Multi-Family Housing, "A ", 5.1%, 2041                                   $    840,000         $    861,260
New York, NY, City Housing Development
Corp., "C ", 5%, 2026                                                         500,000              518,065
New York, NY, City Housing Development
Corp., "E ", 4.65%, 2025                                                    1,000,000            1,021,810
New York, NY, Housing Development Corp.,
Multi-Family Housing Rev., 5.5%, 2034                                       2,000,000            2,067,680
New York, NY, Housing Development Corp.,
Multi-Family Housing Rev., "C ", 5.6%, 2019                                   400,000              421,636
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,890,451
----------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.3%
----------------------------------------------------------------------------------------------------------
Schenectady, NY, Metroplex Development
Authority Rev., "A ", MBIA, 5.375%, 2021                                 $    475,000         $    516,757
----------------------------------------------------------------------------------------------------------

Single Family Housing - State - 3.9%
----------------------------------------------------------------------------------------------------------
New York Mortgage Agency Rev.,
4.6%, 2015                                                               $  2,000,000         $  2,032,980
New York Mortgage Agency Rev.,
5.1%, 2024                                                                  2,000,000            2,055,100
New York Mortgage Agency Rev., "130 ",
4.75%, 2030                                                                 1,500,000            1,509,375
New York Mortgage Agency Rev., "B ",
5.85%, 2018                                                                   690,000              719,263
----------------------------------------------------------------------------------------------------------
                                                                                              $  6,316,718
----------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.6%
----------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development
Agency, Solid Waste Disposal Rev., (American
Ref-fuel), "C ", 5.625%, 2024                                            $    850,000         $    912,365
----------------------------------------------------------------------------------------------------------

State & Agency - Other - 5.8%
----------------------------------------------------------------------------------------------------------
New York Dormitory Authority (City
University), AMBAC, 5.75%, 2018                                          $    800,000         $    921,840
New York Dormitory Authority (Pace
University), MBIA, 6%, 2010 (c)                                             1,700,000            1,863,285
New York Dormitory Authority (School
Program), 6.25%, 2020                                                       1,690,000            1,850,803
New York Dormitory Authority (State
University), 5.375%, 2010 (c)                                               1,500,000            1,608,405
New York Dormitory Authority (State
University), 5.875%, 2017                                                   1,130,000            1,315,987
New York Dormitory Authority (Upstate
Community Colleges), "A ", FSA, 6%, 2010 (c)                                1,010,000            1,107,010
New York Municipal Bond Bank Agency,
Special Program Rev., "A ", AMBAC,
5.25%, 2015                                                                   715,000              762,834
----------------------------------------------------------------------------------------------------------
                                                                                              $  9,430,164
----------------------------------------------------------------------------------------------------------
State & Local Agencies - 12.7%
----------------------------------------------------------------------------------------------------------
New York City Industrial Development
Agency (Yankee Stadium), FGIC, 5%, 2031                                  $  1,000,000         $  1,059,270
New York Dormitory Authority (City
University), "A ", 5.625%, 2016                                             2,450,000            2,776,903
New York Dormitory Authority (Judicial
Institute at Pace), AMBAC, 5.5%, 2020                                       2,500,000            2,669,400
New York Dormitory Authority Rev., Mental
Health Services, "A ", MBIA, 5.75%, 2010 (c)                                    5,000                5,355
New York Dormitory Authority Rev., Mental
Health Services, "B ", MBIA, 5.25%, 2011 (c)                                  385,000              414,699
New York Dormitory Authority Rev., Mental
Health Services, "D ", FSA, 5.25%, 2010 (c)                                    35,000               37,207
New York Dormitory Authority Rev., Mental
Health Services, Unrefunded, "B ", MBIA,
5.25%, 2031                                                                   830,000              873,160
New York Dormitory Authority Rev., Mental
Health Services, Unrefunded, "D ", FSA,
5.25%, 2030                                                                    70,000               73,638
New York Dormitory Authority, Mental Health
Services Facilities Improvement, "B ", MBIA,
5.25%, 2011 (c)                                                               785,000              845,555
New York Dormitory Authority, Mental Health
Services Facilities Improvement, "D ", FSA,
5.25%, 2010 (c)                                                               895,000              951,439
New York Municipal Bond Bank Agency,
Special School Purpose Rev., 5.25%, 2022                                    1,000,000            1,069,370
New York Urban Development Corp.
(Correctional Facilities), AMBAC, 0%, 2009                                  5,000,000            4,600,450
New York Urban Development Corp. (State
Facilities), AMBAC, 5.6%, 2015                                              2,750,000            3,058,440
Tobacco Settlement Financing Corp., NY,
"A-1 ", 5.5%, 2018                                                          2,000,000            2,165,180
----------------------------------------------------------------------------------------------------------
                                                                                              $ 20,600,066
----------------------------------------------------------------------------------------------------------
Tax - Other - 2.4%
----------------------------------------------------------------------------------------------------------
New York, NY, Transitional Finance Authority
Rev., "A ", 5.75%, 2009 (c)                                              $  2,730,000         $  2,922,902
New York, NY, Transitional Finance Authority
Rev., "A ", 5%, 2026                                                        1,000,000            1,051,230
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,974,132
----------------------------------------------------------------------------------------------------------
Tobacco - 2.0%
----------------------------------------------------------------------------------------------------------
Erie County, NY, Tobacco Asset Securitization
Corp., 0%, 2047                                                          $  8,000,000         $    726,000
Guam Economic Development Authority
Tobacco Settlement, "B ", 5.5%, 2041                                          400,000              410,276
New York County Tobacco Trust II,
5.625%, 2035                                                                  800,000              827,704
Rockland Tobacco Asset Securitization Corp.,
NY, Tobacco Asset Backed, "C ", 0%, 2060                                    5,000,000               91,400
TSASC, Inc., NY, "1 ", 5%, 2034                                               750,000              759,345
Westchester, NY, Tobacco Asset Securitization
Corp., 5.125%, 2045                                                           500,000              505,440
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,320,165
----------------------------------------------------------------------------------------------------------
Toll Roads - 14.0%
----------------------------------------------------------------------------------------------------------
New York Thruway Authority, General Rev.,
"E ", 5.25%, 2008 (c)                                                    $    200,000         $    206,270
New York Thruway Authority, General Rev.,
"E ", 5.25%, 2015                                                           1,300,000            1,339,299
Niagara Falls, NY, Bridge Commission Toll
Rev., FGIC, 5.25%, 2015 (u)                                                 7,000,000            7,595,490
Triborough Bridge & Tunnel Authority Rev.,
NY, "B ", 5%, 2032                                                          1,000,000            1,036,690
Triborough Bridge & Tunnel Authority Rev.,
NY, ETM, 6%, 2012 (c)                                                       1,000,000            1,084,020
Triborough Bridge & Tunnel Authority Rev.,
NY, ETM, 5.5%, 2017 (c)(u)                                                 10,000,000           11,202,300
Triborough Bridge & Tunnel Authority Rev.,
NY, Unrefunded "A ", MBIA, 5%, 2032                                           310,000              322,722
----------------------------------------------------------------------------------------------------------
                                                                                              $ 22,786,791
----------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 8.5%
----------------------------------------------------------------------------------------------------------
Metropolitan Transportation Authority Rev.,
NY, "A ", 5%, 2026                                                       $  1,500,000         $  1,591,635
Metropolitan Transportation Authority Rev.,
NY, AMBAC, ETM, 5.75%, 2013 (c)                                               825,000              894,151
Metropolitan Transportation Authority Rev.,
NY, Dedicated Tax Fund Rev., 5.5%, 2015 (c)                                   750,000              853,005
Metropolitan Transportation Authority Rev.,
NY, ETM, 7.375%, 2008 (c)                                                     755,000              787,699
Metropolitan Transportation Authority Rev.,
NY, FGIC, 5.875%, 2010 (c)                                                  2,000,000            2,155,520
Metropolitan Transportation Authority Rev.,
NY, FGIC, 5%, 2025                                                          2,500,000            2,621,750
Metropolitan Transportation Authority, NY,
Commuter Facilities Rev., FGIC,
5.25%, 2011 (c)                                                             1,000,000            1,075,340
New York Thruway Authority, General Rev.,
Highway & Bridges, "A ", FSA, 5.8%, 2010 (c)                                   20,000               21,684
New York Thruway Authority, General Rev.,
Highway & Bridges, "B-1 ", FGIC,
5.4%, 2010 (c)                                                              2,000,000            2,142,280
Puerto Rico Highway & Transportation
Authority Rev., "Y ", 5%, 2036                                              1,700,000            1,760,894
----------------------------------------------------------------------------------------------------------
                                                                                              $ 13,903,958
----------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.7%
----------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency
Rev. (Daemen College), "A ", 6%, 2011 (c)                                $  1,000,000         $  1,120,120
Cattaraugus County, NY, Industrial
Development Agency Rev. (Jamestown
Community College), "A ", 6.4%, 2010 (c)                                      500,000              557,505
Hempstead Town, NY, Industrial Development
Agency, Civic Facilities Rev. (Hofstra
University), MBIA, 5.8%, 2015                                               1,500,000            1,532,010
New York Dormitory Authority Rev. (Fordham
University), AMBAC, 7.2%, 2015                                                 20,000               20,028
New York Dormitory Authority Rev. (St.
John's University), "A ", MBIA, 5%, 2017                                      300,000              317,844
New York Dormitory Authority Rev. (Yeshiva
University), AMBAC, 5.125%, 2034                                            1,000,000            1,065,290
Onondaga County, NY, Industrial
Development Agency Rev. (Le Moyne
College), 5.625%, 2021                                                        750,000              808,733
Schenectady, NY, Industrial Development
Agency, Civic Facilities Rev. (Union College),
"A ", AMBAC, 5%, 2032                                                       2,000,000            2,085,800
Utica, NY, Industrial Development Agency,
Civic Facilities Rev. (Utica College), "A ",
5.3%, 2008                                                                     75,000               75,813
----------------------------------------------------------------------------------------------------------
                                                                                              $  7,583,143
----------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.6%
----------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (New
York University), "A ", FGIC, 5%, 2029                                   $  1,000,000         $  1,056,400
----------------------------------------------------------------------------------------------------------

Utilities - Investor Owned - 1.4%
----------------------------------------------------------------------------------------------------------
New York Environmental Facilities, Water
Facilities Rev. (NY American Water Co.),
8.85%, 2015                                                              $  2,250,000         $  2,257,515
----------------------------------------------------------------------------------------------------------

Utilities - Municipal Owned - 3.6%
----------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., "B-1 ",
AMBAC, 5.25%, 2014 (u)                                                   $  1,000,000         $  1,060,950
Long Island Power Authority, Electrical
Systems Rev., "C ", 5.5%, 2021                                                400,000              435,888
New York Power Authority Rev.,
5.25%, 2040                                                                 3,000,000            3,140,820
New York Power Authority Rev., "A ",
5%, 2021                                                                    1,000,000            1,059,280
Virgin Islands Water & Power Authority Rev.,
5.5%, 2017                                                                    200,000              204,796
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,901,734
----------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 10.1%
----------------------------------------------------------------------------------------------------------
New York Environmental Facilities Corp.,
Clean Water & Drinking Rev., 5%, 2024                                    $  1,005,000         $  1,056,758
New York Environmental Facilities Corp.,
Clean Water & Drinking Rev., 5%, 2025                                       1,500,000            1,583,670
New York Environmental Facilities Corp.,
Clean Water & Drinking Rev., 5%, 2029                                       2,000,000            2,117,680
New York Environmental Facilities Corp.,
Pollution Control Rev., 5.75%, 2010                                           175,000              188,723
New York Environmental Facilities Corp.,
Pollution Control Rev., 6.875%, 2010                                          165,000              165,185
New York Environmental Facilities Corp.,
Pollution Control Rev., 7.25%, 2010                                            70,000               70,088
New York Environmental Facilities Corp.,
Pollution Control Rev., ETM, 5.75%, 2010 (c)                                  945,000            1,018,426
New York Environmental Facilities Corp.,
Pollution Control Rev., ETM, 5.75%, 2010 (c)                                1,115,000            1,201,635
New York Environmental Facilities Corp.,
Water Facilities Rev., 6%, 2031                                             1,005,000            1,078,606
New York Environmental Facilities Corp.,
Water Facilities Rev. (Spring Valley Water
Co.), "B ", AMBAC, 6.15%, 2024                                              1,500,000            1,501,485
New York, NY, Municipal Water & Sewer
Finance Authority Rev., "A ", 5%, 2027                                      1,500,000            1,569,330
New York, NY, Municipal Water & Sewer
Finance Authority Rev., "A ", ETM,
6%, 2010 (c)                                                                  620,000              673,506
New York, NY, Municipal Water & Sewer
Finance Authority Rev., AMBAC, ETM,
6.75%, 2014 (c)                                                             1,000,000            1,152,280
New York, NY, Municipal Water & Sewer
Finance Authority Rev., FGIC, 5.25%, 2033                                   2,000,000            2,109,480
Suffolk County, NY, Water Authority Rev.,
MBIA, 5.1%, 2012                                                              660,000              710,239
Suffolk County, NY, Water Authority Rev.,
MBIA, ETM, 5.1%, 2012 (c)                                                     235,000              253,638
----------------------------------------------------------------------------------------------------------
                                                                                              $ 16,450,729
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $157,529,322)                                         $169,103,758
----------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.5%
----------------------------------------------------------------------------------------------------------
New York, NY, Job Development Authority
Rev., 3.8%, due 10/02/06                                                 $    800,000         $    800,000
New York, NY, Municipal Water & Sewer
Finance Authority Rev., 3.8%, due 10/02/06                                  1,600,000            1,600,000
----------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $2,400,000)                                                                 $  2,400,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $159,929,322) (k)                                         $171,503,758
----------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.3)%                                                         (8,655,341)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $162,848,417
----------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                         UNREALIZED
                         NOTIONAL                            CASH FLOWS            CASH FLOWS            APPRECIATION
EXPIRATION                AMOUNT         COUNTERPARTY       TO RECEIVE               TO PAY             (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07            USD   3,000,000    Merrill Lynch          7-Day BMA          2.795% (fixed rate)       $ 25,823
3/01/19             USD   1,500,000    Merrill Lynch          7-Day BMA          3.976% (fixed rate)        (20,911)
11/09/26            USD   1,650,000    Goldman Sachs      5.787% (fixed rate)       3-Month LIBOR           101,402
                                                                                                          ---------
                                                                                                          $ 106,314
                                                                                                          ---------

At September 30, 2006, the fund had sufficient  cash and/or  securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06 (unaudited) (As Restated - See Note 8)

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities  owned by your fund. It is categorized by broad-based asset classes.

ISSUER                                                                    SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 5.4%
----------------------------------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A ", MBIA,
5%, 2029                                                                 $  2,000,000         $  2,108,735
Charlotte, NC, Airport Rev., "A ", MBIA,
5%, 2034                                                                    4,485,000            4,710,679
Charlotte, NC, Airport Rev., "B ", MBIA,
5.875%, 2019                                                                1,000,000            1,067,350
Charlotte, NC, Airport Rev., "B ", MBIA,
5.875%, 2020                                                                3,775,000            4,026,189
Raleigh Durham, NC, Airport Authority Rev.,
"A ", AMBAC, 5%, 2030                                                       3,000,000            3,175,650
Raleigh Durham, NC, Airport Authority Rev.,
"A ", FGIC, 5.25%, 2018                                                     2,700,000            2,889,162
----------------------------------------------------------------------------------------------------------
                                                                                              $ 17,977,765
----------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 1.6%
----------------------------------------------------------------------------------------------------------
Charlotte, NC, 5.5%, 2010 (c)                                            $  3,100,000         $  3,361,144
Puerto Rico Commonwealth, Public
Improvement, "A ", 5.25%, 2030                                              2,000,000            2,135,000
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,496,144
----------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.4%
----------------------------------------------------------------------------------------------------------
New Hanover County, NC, Public
Improvement, 5.8%, 2010 (c)                                              $  4,200,000         $  4,629,954
----------------------------------------------------------------------------------------------------------

General Obligations - Schools - 3.8%
----------------------------------------------------------------------------------------------------------
Brunswick County, NC, FGIC, 5%, 2020                                     $  2,800,000         $  2,980,852
Cumberland County, NC, 5.8%, 2010 (c)                                       4,400,000            4,787,112
Johnston County, NC, FGIC, 5.6%, 2010 (c)                                   2,000,000            2,166,620
New Hanover County, NC, Public
Improvement, 5%, 2021                                                       1,435,000            1,515,877
New Hanover County, NC, School
Improvement, 5%, 2019                                                       1,255,000            1,339,185
----------------------------------------------------------------------------------------------------------
                                                                                              $ 12,789,646
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 21.5%
----------------------------------------------------------------------------------------------------------
Catawba County, NC, Hospital Rev. (Catawba
Memorial Hospital), AMBAC, 5%, 2017                                      $  1,200,000         $  1,248,312
Charlotte-Mecklenburg, NC, Healthcare
Systems Rev. (Carolinas Healthcare), "A ",
5.125%, 2022                                                                1,000,000            1,023,750
Charlotte-Mecklenburg, NC, Healthcare
Systems Rev. (Carolinas Healthcare), "A ",
5%, 2031                                                                    3,500,000            3,626,140
Cumberland County, NC, Hospital Facilities
Rev. (Cumberland Hospital), MBIA, ETM,
0%, 2009 (c)                                                                1,800,000            1,614,438
New Hanover County, NC, Hospital Rev.
(New Hanover Regional Medical Center),
MBIA, 5%, 2019                                                              6,225,000            6,439,887
North Carolina Medical Care Commission
(Cleveland County Healthcare), "A ", AMBAC,
5%, 2035                                                                    1,305,000            1,360,162
North Carolina Medical Care Commission
(Morehead Memorial Hospital), FHA,
5%, 2026                                                                    2,000,000            2,108,260
North Carolina Medical Care Commission
(Northeast Medical Center), 5.25%, 2029                                     2,000,000            2,118,600
North Carolina Medical Care Commission
(Novant Health), "A ", MBIA, 5%, 2018                                       1,975,000            2,040,294
North Carolina Medical Care Commission,
Health Care Facilities Rev. (Wakemed),
AMBAC, 5%, 2021                                                             3,500,000            3,695,440
North Carolina Medical Care Commission,
Hospital Rev. (Betsy Johnson Health Care
System), FSA, 5.125%, 2032                                                  1,500,000            1,585,170
North Carolina Medical Care Commission,
Hospital Rev. (Gaston Memorial Hospital),
5.5%, 2015                                                                  5,790,000            5,933,592
North Carolina Medical Care Commission,
Hospital Rev. (Gaston Memorial Hospital),
5.5%, 2019                                                                  6,500,000            6,661,200
North Carolina Medical Care Commission,
Hospital Rev. (Mission-St. Joseph Health
Systems), 5.5%, 2021                                                        2,825,000            3,023,626
North Carolina Medical Care Commission,
Hospital Rev. (Mission-St. Joseph Health
Systems), MBIA, 5.1%, 2018                                                  1,500,000            1,551,270
North Carolina Medical Care Commission,
Hospital Rev. (Pitt County Memorial Hospital),
"B ", 5%, 2008 (c)                                                          3,000,000            3,117,930
North Carolina Medical Care Commission,
Hospital Rev. (Rex Healthcare), AMBAC,
5%, 2017                                                                    5,000,000            5,152,050
North Carolina Medical Care Commission,
Hospital Rev. (Southeastern Regional Medical
Center), 5.375%, 2032                                                       3,330,000            3,497,799
North Carolina Medical Care Commission,
Hospital Rev. (Wilson Memorial Hospital),
AMBAC, 0%, 2013                                                             1,000,000              747,810
North Carolina Medical Care Commission,
Hospital Rev. (Wilson Memorial Hospital),
AMBAC, 0%, 2015                                                             1,140,000              776,249
Northern Hospital District, Surry County, NC,
Health Care Facilities Rev., ASST GTY,
5.5%, 2019                                                                  1,190,000            1,251,321
Northern Hospital District, Surry County, NC,
Health Care Facilities Rev., ASST GTY,
5.1%, 2021                                                                  1,000,000            1,047,780
Onslow County, NC, Hospital Authority
(Onslow Memorial Hospital Project), FHA,
MBIA, 5%, 2026                                                              1,315,000            1,401,225
Pitt County, NC, Rev., Pitt County Memorial
Hospital, ETM, 5.25%, 2021 (c)                                             10,135,000           10,892,490
----------------------------------------------------------------------------------------------------------
                                                                                              $ 71,914,795
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.3%
----------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission,
Health Care Facilities Rev. (Arbor Acres
Community), 6.375%, 2032                                                 $  1,000,000         $  1,051,320
North Carolina Medical Care Commission,
Health Care Facilities Rev. (Deerfield), "A ",
5%, 2023                                                                    1,000,000            1,041,750
North Carolina Medical Care Commission,
Health Care Facilities Rev. (First Mortgage-
Presbyterian Homes), 5.5%, 2031                                               750,000              779,130
North Carolina Medical Care Commission,
Health Care Facilities Rev. (Givens Estates),
6.5%, 2032                                                                    800,000              859,720
North Carolina Medical Care Commission,
Health Care Facilities Rev., "A ",
6.125%, 2035                                                                  750,000              787,763
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,519,683
----------------------------------------------------------------------------------------------------------
Human Services - 0.7%
----------------------------------------------------------------------------------------------------------
Cumberland County, NC, Finance Corp.,
Installment Payment Rev. (Detention Center
& Mental Health), AMBAC, 5.625%, 2019                                    $  2,125,000         $  2,247,931
----------------------------------------------------------------------------------------------------------

Industrial Revenue - Other - 0.3%
----------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                             $    860,000         $    937,297
----------------------------------------------------------------------------------------------------------

Industrial Revenue - Paper - 2.2%
----------------------------------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities &
Pollution Control Financing Authority Rev.
(International Paper Co.), "A ", 5.8%, 2016                              $  2,000,000         $  2,069,640
Haywood County, NC, Industrial Facilities &
Pollution Control Financing Authority Rev.
(Champion International Corp.), "A ",
5.75%, 2025                                                                 5,400,000            5,451,894
----------------------------------------------------------------------------------------------------------
                                                                                              $  7,521,534
----------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.3%
----------------------------------------------------------------------------------------------------------
Charlotte, NC, Housing Authority Rev.,
Mortgage Rocky Branch II, GNMA,
4.65%, 2035                                                              $  2,000,000         $  2,009,280
Mecklenburg County, NC (Little Rock
Apartments), FNMA, 5.15%, 2022                                              1,000,000            1,049,400
North Carolina Housing Finance Agency, "H ",
FHA, 6.05%, 2028                                                            3,500,000            3,554,110
North Carolina Medical Care Commission,
Health Care Facilities Rev., "A ", 5.8%, 2034                               1,000,000            1,093,460
----------------------------------------------------------------------------------------------------------
                                                                                              $  7,706,250
----------------------------------------------------------------------------------------------------------
Single Family Housing - State - 6.1%
----------------------------------------------------------------------------------------------------------
North Carolina Housing Finance Agency Rev.,
"15-A ", FSA, 4.95%, 2032                                                $    435,000         $    441,917
North Carolina Housing Finance Agency Rev.,
"19-A ", 5.1%, 2030                                                         2,430,000            2,491,892
North Carolina Housing Finance Agency Rev.,
"22-A ", 4.8%, 2026                                                         2,000,000            2,042,660
North Carolina Housing Finance Agency Rev.,
"23-A ", 4.8%, 2037                                                         3,000,000            3,031,380
North Carolina Housing Finance Agency Rev.,
"24-A ", 4.75%, 2026                                                        2,000,000            2,036,280
North Carolina Housing Finance Agency Rev.,
"25-A ", 5.75%, 2037                                                        2,000,000            2,146,900
North Carolina Housing Finance Agency Rev.,
"5-A ", 5.55%, 2019                                                         2,650,000            2,712,567
North Carolina Housing Finance Agency Rev.,
"7-A ", 6.15%, 2020                                                           625,000              645,569
North Carolina Housing Finance Agency Rev.,
"A ", 5.25%, 2020                                                           1,310,000            1,328,969
North Carolina Housing Finance Agency Rev.,
"A ", 5.375%, 2023                                                            245,000              252,115
North Carolina Housing Finance Agency Rev.,
"PP ", FHA, 6.15%, 2017                                                     1,100,000            1,126,862
North Carolina Housing Finance Agency Rev.,
"RR ", 5.85%, 2028                                                          2,040,000            2,074,150
----------------------------------------------------------------------------------------------------------
                                                                                              $ 20,331,261
----------------------------------------------------------------------------------------------------------
State & Agency - Other - 8.2%
----------------------------------------------------------------------------------------------------------
Brunswick County, NC, Certificates of
Participation, FSA, 5.5%, 2010 (c)                                       $  1,000,000         $  1,075,450
Cabarrus County, NC, Installment Financing
Contract, 5%, 2021                                                          5,500,000            5,821,365
Carteret County, NC, AMBAC, 5.625%, 2020                                    1,010,000            1,080,791
Charlotte, NC, Certificates of Participation
(Convention Facilities), AMBAC, 0%, 2006                                    1,075,000            1,068,862
Charlotte, NC, Certificates of Participation
(Convention Facilities), AMBAC, 0%, 2008                                    3,000,000            2,777,640
Charlotte, NC, Certificates of Participation
(Public Safety Facilities), "D ", 5.5%, 2010 (c)                            3,000,000            3,220,980
Charlotte, NC, Certificates of Participation
(Transit Projects), "E ", 5%, 2035                                          1,990,000            2,080,923
Harnett County, NC, Certificates of
Participation, FSA, 5.25%, 2015                                             1,020,000            1,127,498
Harnett County, NC, Certificates of
Participation, FSA, 5.5%, 2016                                              1,225,000            1,318,247
Pitt County, NC, Certificates of Participation
(School Facilities Improvement), "A ", FSA,
5.5%, 2020                                                                  1,250,000            1,329,413
Pitt County, NC, Certificates of Participation
(School Facilities Improvement), "B ", FSA,
5.75%, 2018                                                                 1,390,000            1,496,182
Pitt County, NC, Certificates of Participation
(School Facilities Improvement), "B ", FSA,
5.75%, 2019                                                                 1,390,000            1,495,237
Randolph County, NC, Certificates of
Participation, FSA, 5.6%, 2009 (c)                                          3,000,000            3,184,230
Rockingham, NC, Certificates of Participation,
AMBAC, 5.125%, 2024                                                           350,000              374,021
----------------------------------------------------------------------------------------------------------
                                                                                              $ 27,450,839
----------------------------------------------------------------------------------------------------------
State & Local Agencies - 6.2%
----------------------------------------------------------------------------------------------------------
Cabarrus County, NC, Development Corp.,
AMBAC, 5.3%, 2019                                                        $  1,250,000         $  1,321,575
Forsyth County, NC, Certificates of
Participation (Public Facilities & Equipment),
5.25%, 2013 (c)                                                             1,230,000            1,350,872
Iredell County, NC, Public Facilities (School
Projects), AMBAC, 5.5%, 2010 (c)                                            1,000,000            1,075,450
New Hanover County, NC, Certificates of
Participation (New Hanover County Projects),
AMBAC, 5.25%, 2011 (c)                                                      1,635,000            1,777,719
Puerto Rico Housing Bank & Finance Agency
(Kidder), 7.5%, 2006                                                        7,000,000            7,026,670
Puerto Rico Public Finance Corp.,
AMBAC, 5.375%, 2016 (u)                                                     3,000,000            3,394,410
Rutherford County, NC, Certificates of
Participation (Rutherford County School),
AMBAC, 5%, 2023                                                               840,000              887,846
Winston Salem, NC, Certificates of
Participation, "A ", 4.75%, 2031                                            1,000,000            1,019,350
Winston Salem, NC, Certificates of
Participation, "C ", 5%, 2011 (c)                                           2,575,000            2,732,745
----------------------------------------------------------------------------------------------------------
                                                                                              $ 20,586,637
----------------------------------------------------------------------------------------------------------
Tax - Other - 0.8%
----------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev.,
"A ", 5.5%, 2022                                                         $  1,650,000         $  1,707,998
Virgin Islands Public Finance Authority Rev.,
ASST GTY, 5.5%, 2018                                                        1,000,000            1,048,670
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,756,668
----------------------------------------------------------------------------------------------------------
Tobacco - 0.6%
----------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                                          $  1,795,000         $  1,851,830
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, "A ", 0%, 2050                                           2,000,000              133,340
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,985,170
----------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.9%
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway &
Transportation Authority Rev., FSA,
6%, 2018 (u)                                                             $ 10,850,000         $ 13,036,167

Universities - Colleges - 10.4%
----------------------------------------------------------------------------------------------------------
University of North Carolina, Wilmington,
Certificates of Participation (Student Housing
Project), FGIC, 5%, 2028                                                 $  1,825,000         $  1,935,376
Appalachian State University, NC, "A ", FGIC,
5.125%, 2022                                                                1,260,000            1,350,985
Appalachian State University, NC, Rev., "C ",
MBIA, 5%, 2030                                                              1,000,000            1,058,930
Appalachian State University, NC, Rev., FSA,
5.6%, 2010 (c)                                                              2,285,000            2,470,062
East Carolina University, NC, Rev., "A ",
AMBAC, 5.25%, 2021                                                          1,375,000            1,479,143
North Carolina Capital Facilities, Finance
Agency Rev. (Duke University), "A ",
5%, 2041                                                                    2,000,000            2,092,860
North Carolina Capital Facilities, Finance
Agency Rev. (Duke University), "A ",
5.125%, 2041                                                                5,000,000            5,201,750
North Carolina Capital Facilities, Finance
Agency Rev. (Duke University), "A ",
5.25%, 2042                                                                 2,000,000            2,108,060
North Carolina Capital Facilities, Finance
Agency Rev. (High Point University),
5.125%, 2018                                                                  510,000              533,480
North Carolina Capital Facilities, Finance
Agency Rev. (High Point University),
5.125%, 2021                                                                  300,000              311,649
North Carolina Capital Facilities, Finance
Agency Rev. (Johnson & Wales University),
"A ", XLCA, 5.25%, 2022                                                     1,870,000            2,015,767
North Carolina Capital Facilities, Finance
Agency Rev. (Johnson & Wales University),
"A ", XLCA, 5%, 2033                                                        3,385,000            3,517,963
Puerto Rico Industrial Tourist Authority
(University Plaza), "A ", MBIA, 5%, 2020                                    2,180,000            2,281,937
University of North Carolina, Greensboro
Rev., "A ", FSA, 5%, 2020                                                   2,835,000            2,990,982
University of North Carolina, Systems Pool
Rev., "C ", AMBAC, 5%, 2029                                                 2,000,000            2,101,920
University of North Carolina, University Rev.,
5%, 2028                                                                    2,000,000            2,104,240
University of North Carolina, Wilmington
Rev., "A ", AMBAC, 5%, 2019                                                 1,375,000            1,455,878
----------------------------------------------------------------------------------------------------------
                                                                                              $ 35,010,982
----------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 0.8%
----------------------------------------------------------------------------------------------------------
Wake County, NC, Industrial Facilities &
Pollution Control Rev. (Carolina Power &
Light Co.), 5.375%, 2017                                                 $  2,500,000         $  2,658,750
----------------------------------------------------------------------------------------------------------

Utilities - Municipal Owned - 18.0%
----------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
Agency, "A ", ETM, 7.5%, 2010 (c)                                        $  2,595,000         $  2,906,893
North Carolina Eastern Municipal Power
Agency, "A ", ETM, 5%, 2017 (c)                                             3,120,000            3,410,098
North Carolina Eastern Municipal Power
Agency, "A ", MBIA, 7.5%, 2010                                              3,005,000            3,358,358
North Carolina Eastern Municipal Power
Agency, "B ", MBIA, 7.25%, 2007                                             5,000,000            5,044,000
North Carolina Eastern Municipal Power
Agency, AMBAC, 6%, 2018                                                     1,245,000            1,472,312
North Carolina Eastern Municipal Power
Agency, AMBAC, 6%, 2018 (u)                                                13,000,000           15,373,540
North Carolina Municipal Power Agency,
Catawba Electric Rev., 6.375%, 2013                                         1,000,000            1,087,260
North Carolina Municipal Power Agency,
Catawba Electric Rev., MBIA, 7%, 2007                                       5,000,000            5,041,050
North Carolina Municipal Power Agency,
Catawba Electric Rev., MBIA, 6%, 2011                                       5,000,000            5,461,650
North Carolina Municipal Power Agency,
Catawba Electric Rev., MBIA,
5.25%, 2019 (u)                                                            10,000,000           10,752,400
North Carolina Municipal Power Agency,
Catawba Electric Rev., MBIA,
5.25%, 2020 (u)                                                             6,000,000            6,441,120
----------------------------------------------------------------------------------------------------------
                                                                                              $ 60,348,681
----------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 8.6%
----------------------------------------------------------------------------------------------------------
Broad River, NC, Water Authority Rev., MBIA,
5.75%, 2010 (c)                                                          $  1,490,000         $  1,615,086
Cary, NC, Combined Enterprise Systems Rev.,
5%, 2026                                                                    1,000,000            1,043,770
Charlotte, NC, Storm Water Fee Rev.,
6%, 2010 (c)                                                                3,180,000            3,474,023
Charlotte, NC, Storm Water Fee Rev.,
5%, 2034                                                                    3,675,000            3,853,348
Charlotte, NC, Water & Sewer Systems Rev.,
5.75%, 2009 (c)                                                             2,000,000            2,130,360
Charlotte, NC, Water & Sewer Systems Rev.,
5.75%, 2010 (c)                                                             3,075,000            3,333,146
Charlotte, NC, Water & Sewer Systems Rev.,
5.5%, 2017                                                                  1,650,000            1,786,884
Durham County, NC, Enterprise Systems Rev.,
MBIA, 5%, 2023                                                              1,675,000            1,771,983
Greensboro, NC, Enterprise Systems Rev.,
"A ", 5.125%, 2018                                                          1,490,000            1,588,623
Greensboro, NC, Enterprise Systems Rev.,
"A ", 5.125%, 2019                                                          1,750,000            1,862,735
Greenville, NC, Combined Enterprise Systems
Rev., FSA, 5%, 2016                                                         1,005,000            1,070,576
Greenville, NC, Combined Enterprise Systems
Rev., FSA, 5.25%, 2019                                                      1,170,000            1,263,729
Harnett County, NC, Water & Sewer Systems
Rev., AMBAC, 5%, 2028                                                         700,000              738,185
Kannapolis, NC, Water & Sewer Rev., "B ",
FSA, 5.25%, 2021                                                            1,000,000            1,061,030
Raleigh, NC, Combined Enterprise Systems
Rev., 5%, 2014 (c)                                                            385,000              418,199
Winston Salem, NC, Water & Sewer Systems
Rev., 5%, 2033                                                              1,600,000            1,687,264
----------------------------------------------------------------------------------------------------------
                                                                                              $ 28,698,941
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $328,177,708)                                         $348,605,095
----------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.6%
----------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development
Authority Rev. (Presbyterian University
Hospital), "A ", 3.8%, due 10/05/06                                      $    400,000         $    400,000
Bell County, TX, Health Facility Development
Corp. Rev. (Scott & White Memorial
Hospital), 3.89%, due 10/02/06                                                200,000              200,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), 3.75%, due 10/02/06                                      900,000              900,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), 3.81%, due 10/02/06                                      100,000              100,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "B ", 3.81%, due 10/02/06                                200,000              200,000
Missouri Development Finance, Board of
Cultural Facilities Rev. (Nelson Gallery), "B ",
3.89%, due 10/02/06                                                           100,000              100,000
Sevier County, TN, Public Building Authority,
Government Public Improvement II, "B ",
3.76%, due 10/05/06                                                           200,000              200,000
State of Oregon, "73G ", 3.8%, due 10/04/06                                   100,000              100,000
----------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $2,200,000)                                                                 $  2,200,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $330,377,708) (k)                                         $350,805,095
----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.8)%                                                        (16,114,666)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $334,690,429
----------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                      UNREALIZED
                         NOTIONAL                         CASH FLOWS             CASH FLOWS            APPRECIATION
EXPIRATION               AMOUNT        COUNTERPARTY       TO RECEIVE              TO PAY              (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07             USD   7,000,000   Merrill Lynch       7-Day BMA          2.795% (fixed rate)      $   60,259
1/04/19              USD   2,500,000       Citigroup       7-Day BMA          4.307% (fixed rate)        (108,558)
11/09/26             USD   3,300,000   Goldman Sachs    5.787% (fixed rate)      3-Month LIBOR            202,807
                                                                                                        ---------
                                                                                                        $ 154,508
                                                                                                        ---------

At September 30, 2006, the fund had sufficient  cash and/or  securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06 (unaudited) (As Restated - See Note 8)

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities  owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.9%

ISSUER                                                                    SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 2.0%
----------------------------------------------------------------------------------------------------------
Allegheny County, PA, Airport Rev.
(Pittsburgh International Airport), FGIC,
6.125%, 2017                                                             $    500,000         $    535,255
Allegheny County, PA, Airport Rev.
(Pittsburgh International Airport), MBIA,
5.75%, 2014                                                                 1,000,000            1,101,745
Susquehanna Area Regional Airport, AMBAC,
5.375%, 2023                                                                  500,000              531,645
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,168,645
----------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 8.4%
----------------------------------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance,
"C53 ", FGIC, 5.3%, 2018                                                 $    285,000         $    302,927
Allegheny County, PA, Unrefunded Balance,
"C53 ", FGIC, 5.4%, 2019                                                      290,000              308,946
Commonwealth of Puerto Rico, FGIC,
5.5%, 2015 (u)                                                              2,000,000            2,268,260
Commonwealth of Puerto Rico, XLCA,
5.5%, 2017 (u)                                                              2,000,000            2,289,860
Erie County, PA, Convention Center, FGIC,
5%, 2025                                                                      500,000              528,775
Erie County, PA, Convention Center, FGIC,
5%, 2026                                                                      500,000              528,060
Luzerne County, PA, MBIA, 5.25%, 2025                                         500,000              533,300
North Huntingdon Township, PA, AMBAC,
5.25%, 2019                                                                   500,000              536,935
Pennsylvania Finance Authority Rev. (Penn
Hills), "A ", FGIC, 5.45%, 2010 (c)                                            85,000               91,222
Pennsylvania Finance Authority Rev. (Penn
Hills), "A ", FGIC, 5.45%, 2019                                               415,000              441,884
State of Pennsylvania, 6%, 2010 (c)                                         1,000,000            1,084,410
State of Pennsylvania, 6.25%, 2010                                            300,000              328,128
----------------------------------------------------------------------------------------------------------
                                                                                              $  9,242,707
----------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.5%
----------------------------------------------------------------------------------------------------------
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)                                    $    500,000         $    530,550
----------------------------------------------------------------------------------------------------------
General Obligations - Schools - 20.8%
----------------------------------------------------------------------------------------------------------
Allegheny Valley, PA, School District, "A ",
MBIA, 5%, 2028                                                           $  1,000,000         $  1,056,380
Ambridge, PA, Area School District, MBIA,
5%, 2034                                                                      750,000              788,085
Butler, PA, School District, FGIC,
5.375%, 2018                                                                  500,000              516,715
Chambersburg, PA, School District, FSA,
5%, 2011 (c)                                                                  500,000              530,865
Chester County, PA, School Authority (School
Intermediate Unit Project), "N ", AMBAC,
5%, 2025                                                                      750,000              796,275
Downingtown, PA, School District, AMBAC,
5.65%, 2008 (c)                                                               500,000              519,285
Exeter Township, PA, School District, FGIC,
5%, 2025                                                                    1,000,000            1,053,740
Garnet Valley, PA, School District, FGIC,
5.5%, 2015                                                                    750,000              820,043
Gateway, PA, Allegheny School District, FGIC,
5.2%, 2023                                                                  1,000,000            1,074,170
Gateway, PA, Allegheny School District, FGIC,
5%, 2032                                                                    1,890,000            1,977,677
North Allegheny, PA, School District, FGIC,
5.05%, 2022                                                                   590,000              615,978
North Schuylkill, PA, School District, FGIC,
5%, 2028                                                                      650,000              676,728
Palmyra, PA, School District, FGIC,
5.375%, 2016                                                                  820,000              890,315
Pennridge, PA, School District, MBIA,
5%, 2020                                                                      500,000              528,690
Pennridge, PA, School District, MBIA,
5%, 2021                                                                      500,000              528,110
Pennsylvania Public School Building (Garnet
Valley School District), AMBAC,
5.5%, 2011 (c)                                                              1,005,000            1,082,465
Perkiomen Valley, PA, School District, "A ",
FSA, 5.25%, 2028                                                            1,000,000            1,070,820
Perkiomen Valley, PA, School District, FSA,
5%, 2011 (c)                                                                  280,000              296,307
Perkiomen Valley, PA, School District, FSA,
5%, 2019                                                                      220,000              230,432
Perkiomen Valley, PA, School District, FSA,
5%, 2025                                                                    1,260,000            1,322,597
Philadelphia, PA, School District, AMBAC,
5.375%, 2007 (c)                                                              500,000              504,600
Philadelphia, PA, School District, FSA,
5.75%, 2011 (c)                                                               500,000              543,505
Philadelphia, PA, School District, MBIA,
6%, 2010 (c)                                                                  500,000              538,315
South Park, PA, School District, FGIC,
5%, 2019                                                                      750,000              784,583
Southeastern Area, PA, Special Schools
Authority Rev., 0%, 2007                                                      360,000              347,213
State Public School Building Authority, PA
School (Colonial Intermediate Unit 20), FGIC,
5%, 2030                                                                      500,000              526,790
State Public School Building Authority, PA
School (Lease Philadelphia School District),
FSA, 5.25%, 2024                                                            1,000,000            1,072,990
State Public School Building Authority, PA
School (Tuscarora School District), FSA,
5%, 2013 (c)                                                                1,000,000            1,079,200
State Public School Building Authority, PA,
School Rev., (Haverford Township Project),
XLCA, 5%, 2027                                                              1,000,000            1,056,240
----------------------------------------------------------------------------------------------------------
                                                                                              $ 22,829,113
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 11.3%
----------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development
Authority Rev. (South Hills Health Systems),
"B ", 6.75%, 2025                                                        $    555,000         $    599,211
Allegheny County, PA, Hospital Development
Authority Rev. (UPMC Health Systems), MBIA,
5%, 2018                                                                      500,000              517,285
Allegheny County, PA, Hospital Development
Authority Rev. (West Penn Allegheny Health),
9.25%, 2030                                                                   150,000              178,373
Allegheny County, PA, Hospital Development
Authority Rev. (West Penn Allegheny Health),
"B ", 9.25%, 2022                                                              50,000               59,416
Blair County, PA, Hospital Authority Rev.
(Altoona), AMBAC, 5.5%, 2008                                                  470,000              484,838
Erie County, PA, Hospital Authority Rev.
(Hamot Health Foundation), AMBAC,
5.25%, 2017                                                                   675,000              727,630
Lancaster County, PA, Hospital Authority
Rev., 5.5%, 2026                                                              500,000              534,765
Lebanon County, PA, Health Facilities
Authority Rev. (Good Samaritan Hospital),
5%, 2018                                                                      200,000              205,408
Lebanon County, PA, Health Facilities
Authority Rev. (Good Samaritan Hospital),
6%, 2035                                                                      350,000              379,071
Lehigh County, PA, General Purpose Authority
(Good Shepherd Group), "A ", 5.625%, 2034                                     350,000              376,401
Lehigh County, PA, General Purpose Authority
(Lehigh Valley Hospital), 5.25%, 2032                                         600,000              629,250
Lehigh County, PA, General Purpose Authority
(Lehigh Valley Hospital), MBIA, 7%, 2016                                      250,000              294,295
Lehigh County, PA, General Purpose Authority
(St. Luke's Bethlehem Hospital),
5.375%, 2033                                                                  600,000              630,312
Lehigh County, PA, Hospital Rev. (Lehigh
Valley Hospital), FSA, 5.25%, 2019                                            500,000              533,995
Lycoming County, PA, Authority Hospital Rev.
(Williamsport Hospital Obligation Group),
CONNIE LEE, 5.375%, 2010                                                      750,000              758,873
Monroe County, PA, Hospital Authority Rev.
(Pocono Medical Center), 6%, 2043                                             750,000              804,443
Mount Lebanon, PA, Hospital Authority Rev.
(St. Clair Memorial Hospital), 5.625%, 2032                                   400,000              422,516
Pennsylvania Higher Educational Facilities
Authority Rev. (UPMC Health), 6.25%, 2018                                     100,000              110,774
Pennsylvania Higher Educational Facilities
Authority Rev. (UPMC Health), 6%, 2031                                        650,000              710,951
Philadelphia, PA, Health & Educational
Facilities Rev. (Jeane Health), ETM,
6.6%, 2010 (c)                                                                115,000              121,709
Philadelphia, PA, Health & Educational
Facilities Rev. (Temple University),
6.625%, 2023                                                                  250,000              253,668
Sayre, PA, Health Care Facilities Authority
Rev. (Guthrie Health), 5.875%, 2031                                           500,000              543,455
Sayre, PA, Health Care Facilities Authority
Rev. (Latrobe Hospital), AMBAC,
5.25%, 2012 (c)                                                               585,000              634,947
South Central, PA, General Authority Rev.,
5.625%, 2011 (c)                                                              490,000              535,751
South Central, PA, General Authority Rev.,
Wellspan Health, ETM, 5.625%, 2026 (c)                                        110,000              118,962
St. Mary's Hospital Authority, PA, Health
Systems Rev. (Catholic Health East), "B ",
5.375%, 2034                                                                  750,000              798,353
West Shore, PA, Hospital Authority (Holy
Spirit Hospital), 6.25%, 2032                                                 350,000              376,429
----------------------------------------------------------------------------------------------------------
                                                                                              $ 12,341,081
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.5%
----------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development
Authority Rev. (Ann's Choice, Inc.),
6.125%, 2025                                                             $    250,000         $    265,418
Chartiers Valley, PA, Industrial & Commercial
Development Authority (Asbury Health Center
Project), 5.75%, 2022                                                         250,000              258,523
Clarion, PA, Industrial Development Authority
Rev. (Beverly Enterprises, Inc.), 7.5%, 2012                                  150,000              152,385
Cumberland County, PA, Municipal Authority
Rev. (Wesley), "A ", 7.25%, 2013 (c)                                          110,000              132,317
Cumberland County, PA, Municipal Authority
Rev. (Wesley), "A ", 7.25%, 2035                                               40,000               43,198
Lancaster County, PA, Hospital Authority Rev.
(Willow Valley Retirement Project),
5.875%, 2031                                                                  500,000              527,535
Montgomery County, PA, Industrial
Development Authority Rev. (Whitemarsh
Continuing Care), 6.25%, 2035                                                 250,000              265,000
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,644,376
----------------------------------------------------------------------------------------------------------
Human Services - 0.1%
----------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial
Development Authority (Wordsworth
Academy), 8%, 2024                                                       $    150,000         $    150,782
----------------------------------------------------------------------------------------------------------

Industrial Revenue - Environmental Services - 1.0%
----------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development
Authority, Solid Waste Disposal Rev. (New
Morgan Landfill Co., Inc./Browning Ferris,
Inc.), 6.5%, 2019                                                        $    530,000         $    532,936
Westmoreland County, PA, Industrial
Development Corp. (Waste Management),
LOC, 5.1%, 2018                                                               500,000              511,470
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,044,406
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.8%
----------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development
Authority Rev. (USX Corp.), 5.4%, 2017                                   $    300,000         $    323,364
Pennsylvania Economic Development
Financing Authority Rev. (Amtrak),
6.125%, 2021                                                                  150,000              161,711
Pennsylvania Economic Development
Financing Authority, Solid Waste Disposal
Rev. (Procter & Gamble), 5.375%, 2031                                       1,000,000            1,143,320
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                  270,000              294,268
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,922,663
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.6%
----------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development
Authority, Pollution Control (International
Paper Co.), "A ", 5.3%, 2012                                             $    650,000         $    686,043
----------------------------------------------------------------------------------------------------------

Miscellaneous Revenue - Other - 0.1%
----------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev.,
4.5%, 2013 (n)                                                           $    150,000         $    149,996
----------------------------------------------------------------------------------------------------------

Parking - 2.0%
----------------------------------------------------------------------------------------------------------
Philadelphia, PA, Public Parking Authority
Rev., FSA, 5.625%, 2015                                                  $  1,000,000         $  1,063,280
Pittsburgh, PA, Public Parking Authority Rev.,
"A ", FGIC, 5%, 2025                                                          500,000              528,565
Pittsburgh, PA, Public Parking Authority Rev.,
AMBAC, 6%, 2010 (c)                                                           500,000              541,830
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,133,675
----------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.5%
----------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax
Rev. (Public Auditorium Hotel Room),
AMBAC, 5.25%, 2017                                                       $    500,000         $    526,465
----------------------------------------------------------------------------------------------------------

Single Family Housing Revenue - Local - 0.3%
----------------------------------------------------------------------------------------------------------
Allegheny County, PA, Residential Financing
Authority, Single Family Mortgage Rev.,
"RR ", 4.75%, 2025                                                       $    375,000         $    377,351
----------------------------------------------------------------------------------------------------------

Single Family Housing - State - 5.8%
----------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single
Family Mortgage Rev., 5.1%, 2020                                         $  1,405,000         $  1,436,332
Pennsylvania Housing Finance Agency, Single
Family Mortgage Rev., 5.25%, 2021                                             750,000              760,763
Pennsylvania Housing Finance Agency, Single
Family Mortgage Rev., 5.25%, 2033                                             515,000              522,267
Pennsylvania Housing Finance Agency, Single
Family Mortgage Rev., 5%, 2034                                                755,000              767,299
Pennsylvania Housing Finance Agency, Single
Family Mortgage Rev., "93-A ", 5.75%, 2037                                    745,000              796,517
Pennsylvania Housing Finance Agency, Single
Family Mortgage Rev., "94-A ", 5.1%, 2031                                     500,000              513,605
Pennsylvania Housing Finance Agency, Single
Family Mortgage Rev., "95-A ", 4.875%, 2031                                 1,000,000            1,008,980
Pennsylvania Housing Finance Agency, Single
Family Mortgage Rev., "A ", 4.875%, 2026                                      500,000              510,880
----------------------------------------------------------------------------------------------------------
                                                                                              $  6,316,643
----------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%
----------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development
Authority, Resource Recovery Facilities Rev.
(American Ref-Fuel Co.), "A ", 6.2%, 2019                                $    300,000         $    312,861
----------------------------------------------------------------------------------------------------------

State & Local Agencies - 4.2%
----------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance
Authority, RITES, AMBAC, 7.025%, 2018 (p)                                $    500,000         $    613,210
Northumberland County, PA (Country Careers
& Arts Center), 6.65%, 2020                                                   235,000              241,465
Pennsylvania Industrial Development
Authority, Economic Development, AMBAC,
7%, 2007                                                                      300,000              302,448
Philadelphia, PA, Industrial Development
Authority, FSA, 5.125%, 2026                                                1,000,000            1,055,400
Philadelphia, PA, Industrial Development
Authority, FSA, 5.25%, 2030                                                   750,000              787,688
Philadelphia, PA, Industrial Development
Authority, MBIA, 5.35%, 2012                                                  500,000              513,095
Puerto Rico Public Finance Corp., AMBAC,
5.375%, 2013 (u)                                                            1,000,000            1,104,830
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,618,136
----------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.4%
----------------------------------------------------------------------------------------------------------
Pennsylvania Higher Education, Capital
Acquisition Rev., MBIA, 5%, 2026                                         $  1,500,000         $  1,558,455
----------------------------------------------------------------------------------------------------------

Tax - Other - 0.6%
----------------------------------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales Tax
Rev. (Public Auditorium Hotel Room),
AMBAC, 5.25%, 2013                                                       $    500,000         $    526,745
Virgin Islands Public Finance Authority Rev.,
"A ", 5.25%, 2024                                                             135,000              142,289
----------------------------------------------------------------------------------------------------------
                                                                                              $    669,034
----------------------------------------------------------------------------------------------------------
Tax Assessment - 0.3%
----------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment
Authority Rev. (Pittsburgh Mills), 5.6%, 2023                            $    350,000         $    369,842
----------------------------------------------------------------------------------------------------------

Tobacco - 0.4%
----------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                                          $    315,000         $    324,973
Virgin Islands Tobacco Settlement Financing
Corp., 5%, 2021                                                               140,000              141,473
----------------------------------------------------------------------------------------------------------
                                                                                              $    466,446
----------------------------------------------------------------------------------------------------------
Toll Roads - 0.3%
----------------------------------------------------------------------------------------------------------
Pennsylvania Turnpike Commission,
5.5%, 2015                                                               $    250,000         $    269,963
----------------------------------------------------------------------------------------------------------

Transportation - Special Tax - 7.3%
----------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special
Rev., MBIA, 6.25%, 2009 (c)                                              $    500,000         $    535,835
Commonwealth of Puerto Rico Highway &
Transportation Authority, "Y ", 5.5%, 2036                                  1,020,000            1,113,116
Commonwealth of Puerto Rico Highway &
Transportation Authority, MBIA,
5.5%, 2020 (u)                                                              3,000,000            3,475,440
Pennsylvania Turnpike Commission, MBIA,
5%, 2024                                                                    1,775,000            1,872,022
Southeastern Pennsylvania Transportation
Authority, Special Rev., FGIC, 5.25%, 2013                                    500,000              523,795
Southeastern Pennsylvania Transportation
Authority, Special Rev., FGIC, 5.375%, 2017                                   500,000              513,535
----------------------------------------------------------------------------------------------------------
                                                                                              $  8,033,743
----------------------------------------------------------------------------------------------------------
Universities - Colleges - 12.2%
----------------------------------------------------------------------------------------------------------
Allegheny County, PA, (Chatham College),
5.95%, 2032                                                              $    335,000         $    357,247
Allegheny County, PA, Higher Education
Building Authority Rev. (Duquesne University),
"A ", XLCA, 5%, 2024                                                        1,000,000            1,064,810
Cumberland County, PA, Municipal Authority
(Dickinson College), AMBAC, 5.55%, 2010 (c)                                   535,000              575,457
Lycoming County, PA, (College of
Technology), AMBAC, 5.25%, 2032                                               750,000              787,995
Pennsylvania Higher Educational Facilities
(Allegheny College), 4.75%, 2031                                              500,000              506,510
Pennsylvania Higher Educational Facilities
(Philadelphia University), 5.5%, 2020                                         500,000              530,335
Pennsylvania Higher Educational Facilities
Authority Rev. (Clarion University
Foundation), XLCA, 5%, 2023                                                 1,000,000            1,050,080
Pennsylvania Higher Educational Facilities
Authority Rev. (Drexel University),
5.2%, 2032                                                                    500,000              526,550
Pennsylvania Higher Educational Facilities
Authority Rev. (Drexel University), MBIA,
5%, 2028                                                                      750,000              794,468
Pennsylvania Higher Educational Facilities
Authority Rev. (Marywood University), MBIA,
5.5%, 2010 (c)                                                                300,000              319,995
Pennsylvania Higher Educational Facilities
Authority Rev. (Mercyhurst College), "B ",
5%, 2023                                                                      500,000              512,480
Pennsylvania Higher Educational Facilities
Authority Rev. (Widener University),
5.375%, 2029                                                                  300,000              318,048
Pennsylvania Higher Educational Facilities
Authority Rev. (Widener University),
5%, 2031                                                                      300,000              307,914
Pennsylvania Public School Building Authority
(Delaware County College), MBIA,
5.75%, 2010 (c)                                                               500,000              538,290
Pennsylvania Public School Building Authority,
Montgomery County Community College,
AMBAC, 5%, 2025                                                               500,000              531,500
Pennsylvania State University, 5%, 2029                                     1,400,000            1,483,538
Pennsylvania State University, "A ", 5%, 2029                               1,000,000            1,054,010
State Public School Building Authority, PA,
Jefferson County (Dubois Technical School),
FGIC, 5%, 2026                                                              1,000,000            1,055,560
Union County, PA, Higher Educational
Facilities Financing Authority, University Rev.
(Bucknell University), 5.25%, 2021                                          1,000,000            1,077,360
----------------------------------------------------------------------------------------------------------
                                                                                              $ 13,392,147
----------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.6%
----------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development
Financing Authority (Germantown Friends
School Project), 5.35%, 2031                                             $    600,000         $    633,276
----------------------------------------------------------------------------------------------------------

Utilities - Cogeneration - 0.3%
----------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development
Authority Rev. (Panther Creek Partners),
6.65%, 2010                                                              $    110,000         $    115,006
Pennsylvania Economic Development
Financing Authority Rev., Resources Recovery
Rev. (Colver), "G ", 5.125%, 2015                                             100,000               99,707
Pennsylvania Economic Development
Financing Authority Rev., Resources Recovery
Rev. (Northampton Generating), 6.4%, 2009                                     150,000              150,032
----------------------------------------------------------------------------------------------------------
                                                                                              $    364,745
----------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 1.2%
----------------------------------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development
Authority Pollution Control Rev. (PPL Electric
Utilities Corp.), "A ", FGIC, 4.7%, 2029                                 $    500,000         $    512,905
Lehigh County, PA, Industrial Development
Authority Rev. (PPL Electric Utilities Corp.),
FGIC, 4.75%, 2027                                                             750,000              772,403
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,285,308
----------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.6%
----------------------------------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC,
5.25%, 2014 (u)                                                          $  4,340,000         $  4,604,523
Philadelphia, PA, Gas Works Rev. (1998
General Ordinance), FSA, 5.25%, 2020                                        1,000,000            1,070,870
Philadelphia, PA, Gas Works Rev., FSA,
5.5%, 2009 (c)                                                              1,000,000            1,060,350
Philadelphia, PA, Gas Works Rev., FSA,
5.5%, 2011 (c)                                                                500,000              542,630
----------------------------------------------------------------------------------------------------------
                                                                                              $  7,278,373
----------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 9.5%
----------------------------------------------------------------------------------------------------------
Allegheny County, PA, Sewer Rev., MBIA,
5.75%, 2010 (c)                                                          $    750,000         $    816,975
Bucks County, PA, (Suburban Water Co.),
FGIC, 5.55%, 2032                                                           1,000,000            1,062,180
Delaware County, PA, Water Quality Control
Authority, Sewer Rev., FGIC, 5%, 2018                                         750,000              785,168
Fairview Township, PA, Sewer Rev., FGIC,
5.05%, 2018                                                                   750,000              788,640
Johnstown, PA, Redevelopment Authority,
Sewer Rev., "A ", FSA, 5%, 2034                                             1,500,000            1,574,460
Lancaster County, PA, Water & Sewer
Authority Rev., MBIA, 5%, 2028                                                440,000              463,289
Unity Township, PA, Municipal Authority
Sewer Rev., FSA, 5%, 2034                                                   1,660,000            1,744,992
University Area Joint Authority, Sewer Rev.,
MBIA, 5%, 2023                                                              1,500,000            1,561,935
Virgin Islands Water & Power Authority Rev.,
ASST GTY, 5.3%, 2018                                                          500,000              520,275
Westmoreland County, PA, Municipal
Authority Services Rev., FSA, 5.25%, 2026                                   1,000,000            1,086,240
----------------------------------------------------------------------------------------------------------
                                                                                              $ 10,404,154
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $106,729,882)                                         $111,720,979
----------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.1%
----------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development
Authority Rev. (Presbyterian University
Hospital), "A ", 3.8%, due 10/05/06                                      $    800,000         $    800,000
Allegheny County, PA, Hospital Development
Authority Rev. (Presbyterian University
Hospital), "B ", 3.8%, due 10/05/06                                         1,240,000            1,240,000
Allegheny County, PA, Hospital Development
Authority Rev. (Presbyterian University
Hospital), "D ", 3.8%, due 10/05/06                                           200,000              200,000
----------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $2,240,000)                                                                 $  2,240,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $108,969,882) (k)                                         $113,960,979
----------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.0)%                                                         (4,366,447)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $109,594,532
----------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                      UNREALIZED
                   NOTIONAL                            CASH FLOWS              CASH FLOWS            APPRECIATION
EXPIRATION         AMOUNT             COUNTERPARTY     TO RECEIVE              TO PAY               (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD   2,000,000    Merrill Lynch     7-Day BMA         2.795% (fixed rate)         $ 17,217
12/06/16           USD   1,000,000    Merrill Lynch   3-Month LIBOR       5.569% (fixed rate)          (30,673)
12/13/16           USD   1,500,000    Merrill Lynch     7-Day BMA         3.848% (fixed rate)          (13,594)
3/26/17            USD   2,000,000    Goldman Sachs     7-Day BMA         3.710% (fixed rate)            5,985
3/01/19            USD   2,000,000    Merrill Lynch     7-Day BMA         3.976% (fixed rate)          (27,882)
                                                                                                      --------
                                                                                                      $(48,947)
                                                                                                      --------

At September 30, 2006, the fund had sufficient  cash and/or  securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06 (unaudited) (As Restated - See Note 8)

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities  owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 104.0%

ISSUER                                                                    SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 3.2%
----------------------------------------------------------------------------------------------------------
Horry County, SC, "A ", FSA, 5.7%, 2027                                  $  2,250,000         $  2,291,419
Richland Lexington, SC, Airport Rev.
(Columbia Airport), "A ", FSA, 5%, 2026                                     1,000,000            1,038,180
Richland Lexington, SC, Airport Rev.
(Columbia Airport), FSA, 5.125%, 2025                                       1,500,000            1,578,630
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,908,229
----------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 10.7%
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ETM,
5.5%, 2018 (c)(u)                                                        $  4,000,000         $  4,301,000
Commonwealth of Puerto Rico, ETM,
5.5%, 2019 (c)(u)                                                           3,500,000            3,760,680
Commonwealth of Puerto Rico, MBIA,
5.75%, 2010 (c)(u)                                                          4,000,000            4,299,760
Hilton Head Island, SC, Rev., MBIA,
5.125%, 2022                                                                1,000,000            1,068,700
Horry County, SC, Hospital Fee Special
Obligation, 6%, 2015                                                          915,000              995,785
Puerto Rico Commonwealth, Public
Improvement, "A ", 5.25%, 2030                                              1,000,000            1,067,500
Richland Lexington Riverbanks, SC, Parks
District, FGIC, 5.8%, 2018                                                  1,000,000            1,060,170
----------------------------------------------------------------------------------------------------------
                                                                                              $ 16,553,595
----------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.9%
----------------------------------------------------------------------------------------------------------
Beaufort County, SC, FGIC, 5.25%, 2018                                   $  1,000,000         $  1,047,470
Commonwealth of Puerto Rico, FSA,
6%, 2009 (c)(u)                                                             1,700,000            1,830,118
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,877,588
----------------------------------------------------------------------------------------------------------
General Obligations - Schools - 10.3%
----------------------------------------------------------------------------------------------------------
Anderson County, SC, School District, "B ",
5.5%, 2018                                                               $  1,465,000         $  1,557,720
Berkeley County, SC, School District,
5%, 2008 (c)                                                                2,000,000            2,080,020
Chesterfield County, SC, School District, FSA,
5%, 2023                                                                    3,000,000            3,145,980
Darlington County, SC, School District, FSA,
5%, 2027                                                                    2,770,000            2,953,817
Lexington County, SC, School District, "A ",
4.75%, 2028                                                                 1,000,000            1,037,330
Orangeburg County, SC, Consolidated School
District, FSA, 5.25%, 2020                                                  1,065,000            1,140,892
Orangeburg County, SC, Consolidated School
District, FSA, 5.375%, 2022                                                 2,050,000            2,222,344
Richland County, SC, School District,
5.1%, 2021                                                                  1,750,000            1,856,435
----------------------------------------------------------------------------------------------------------
                                                                                              $ 15,994,538
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 21.0%
----------------------------------------------------------------------------------------------------------
Charleston County, SC, Hospital Facilities Rev.
(Medical Society Health), MBIA, ETM,
5%, 2022 (c)                                                             $  2,450,000         $  2,469,061
Florence County, SC, Hospital Rev. (McLeod
Regional Medical Center), "A ", FSA,
5%, 2031                                                                    2,000,000            2,098,760
Florence County, SC, Hospital Rev. (McLeod
Regional Medical Center), "A ", FSA,
5.25%, 2034                                                                 2,000,000            2,132,620
Greenville, SC, Hospital Systems, Hospital
Facilities Rev., 6%, 2020                                                   3,400,000            3,990,614
Greenwood County, SC, Hospital Facilities
Rev. (Self Memorial Hospital), 5.5%, 2021                                   1,000,000            1,057,990
Lexington County, SC, Health Services
District, Inc., 5.5%, 2032                                                    250,000              268,710
Lexington County, SC, Health Services
District, Inc., 5.5%, 2037                                                    250,000              267,875
Lexington County, SC, Health Services
District, Inc., Hospital Rev., Refunding &
Improvement, 5.5%, 2032                                                     1,000,000            1,070,610
Lexington County, SC, Health Services
District, Inc., Hospital Rev., Refunding &
Improvement, FSA, 5.125%, 2021                                              1,500,000            1,564,545
South Carolina Jobs & Economic Development
Authority Rev. (Bon Secours Health Systems,
Inc.), "A ", 5.625%, 2030                                                   1,250,000            1,326,425
South Carolina Jobs & Economic Development
Authority, Hospital Facilities Rev. (Anderson
Area Medical Center, Inc.), MBIA,
5.25%, 2015                                                                 1,750,000            1,776,093
South Carolina Jobs & Economic Development
Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), AMBAC,
6%, 2014                                                                    1,000,000            1,076,680
South Carolina Jobs & Economic Development
Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), AMBAC,
5%, 2023                                                                    1,000,000            1,022,170
South Carolina Jobs & Economic Development
Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), ASST GTY,
5.25%, 2021                                                                 1,500,000            1,574,070
South Carolina Jobs & Economic Development
Authority, Hospital Facilities Rev. (Palmetto
Health Alliance), 6.25%, 2031                                                 750,000              820,808
South Carolina Jobs & Economic Development
Authority, Hospital Facilities Rev. (Tuomey),
CIFG, 5%, 2030                                                              1,000,000            1,050,430
South Carolina Medical University, Hospital
Facilities Rev., "A ", MBIA, 5%, 2031                                       3,100,000            3,228,619
Spartanburg County, SC, Health Service Rev.,
AMBAC, 5.3%, 2020                                                           2,500,000            2,521,450
Spartanburg County, SC, Health Service Rev.,
AMBAC, 5.3%, 2025                                                           1,000,000            1,008,580
Spartanburg County, SC, Health Service Rev.,
FSA, 5.25%, 2032                                                            2,250,000            2,364,345
----------------------------------------------------------------------------------------------------------
                                                                                              $ 32,690,455
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.4%
----------------------------------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev.
(Chestnut Hill), "A ", 8%, 2015                                          $  1,375,000         $  1,377,791
South Carolina Jobs & Economic Development
Authority, First Mortgage (Wesley Commons),
5.125%, 2026                                                                  400,000              396,772
South Carolina Jobs & Economic Development
Authority, Residential Care Facilities Rev.
(Episcopal Home), "A ", 6.375%, 2032                                          400,000              415,160
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,189,723
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.5%
----------------------------------------------------------------------------------------------------------
York County, SC, Industrial Rev., Exempt
Facilities Hoechst Celanese, 5.7%, 2024                                  $    850,000         $    850,459
----------------------------------------------------------------------------------------------------------

Industrial Revenue - Other - 1.1%
----------------------------------------------------------------------------------------------------------
Calhoun County, SC, Solid Waste Disposal
Facilities Rev. (Carolina Eastman Co.), ETM,
6.75%, 2017 (c)                                                          $  1,000,000         $  1,216,860
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                  385,000              419,604
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,636,464
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.1%
----------------------------------------------------------------------------------------------------------
Darlington County, SC, Industrial
Development Rev. (Sonoco Products Co.),
6.125%, 2025                                                             $  1,500,000         $  1,515,975
Florence County, SC, Industrial Development
Rev. (Stone Container Co.), 7.375%, 2007                                      225,000              226,656
Georgetown County, SC, Environmental
Improvement Rev., International Paper, "A ",
5.3%, 2028                                                                    500,000              511,340
Richland County, SC, Environmental
Improvement Rev., International Paper, "A ",
6.1%, 2023                                                                  1,000,000            1,083,770
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,337,741
----------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.6%
----------------------------------------------------------------------------------------------------------
Myrtle Beach, SC, Hospitality Fee Rev., "A ",
FGIC, 5%, 2036                                                           $    510,000         $    534,414
South Carolina Jobs & Economic Development
Authority Rev. (Myrtle Beach Convention),
"B ", MBIA, 5.125%, 2018                                                      570,000              597,314
South Carolina Jobs & Economic Development
Authority Rev. (Myrtle Beach Convention),
"B ", MBIA, 5.125%, 2019                                                      595,000              627,773
South Carolina Jobs & Economic Development
Authority Rev. (Myrtle Beach Convention),
"B ", MBIA, 5.125%, 2020                                                      630,000              663,636
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,423,137
----------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 1.4%
----------------------------------------------------------------------------------------------------------
North Charleston SC, Housing Authority Rev.
(Horizon Village), "A ", FHA, 5%, 2038                                   $  1,000,000         $  1,008,140
North Charleston SC, Housing Authority Rev.
(Horizon Village), "A ", FHA, 5.1%, 2041                                    1,210,000            1,219,801
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,227,941
----------------------------------------------------------------------------------------------------------
Single Family Housing - State - 3.4%
----------------------------------------------------------------------------------------------------------
South Carolina Housing, Finance &
Development Authority Mortgage Rev.,
"A-2 ", AMBAC, 5.05%, 2027                                               $  1,000,000         $  1,028,390
South Carolina Housing, Finance &
Development Authority Mortgage Rev.,
"A-2 ", FSA, 5.5%, 2034                                                     1,045,000            1,082,756
South Carolina Housing, Finance &
Development Authority Mortgage Rev.,
"A-2 ", FSA, 5.2%, 2035                                                       990,000            1,014,800
South Carolina Housing, Finance &
Development Authority Rev., "A-2 ", FSA,
6%, 2020                                                                      375,000              380,996
South Carolina Housing, Finance &
Development Authority Rev., "A-2 ", FSA,
5.35%, 2024                                                                 1,715,000            1,769,640
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,276,582
----------------------------------------------------------------------------------------------------------
State & Agency - Other - 1.0%
----------------------------------------------------------------------------------------------------------
Greenville County, SC (University Center),
"A ", AMBAC, 5.25%, 2009 (c)                                             $  1,000,000         $  1,050,090
South Carolina Water Resources Authority
Rev. (Local Government Program), "A ",
7.25%, 2020                                                                   575,000              575,759
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,625,849
----------------------------------------------------------------------------------------------------------
State & Local Agencies - 5.7%
----------------------------------------------------------------------------------------------------------
North Charleston, SC, Municipal Golf Course
Mortgage Rev., 5.5%, 2009 (c)                                            $  1,000,000         $  1,057,450
Puerto Rico Public Finance Corp.,
5.75%, 2007 (c)                                                             1,000,000            1,007,380
Puerto Rico Public Finance Corp., AMBAC,
5.375%, 2013 (u)                                                            2,750,000            3,038,283
Puerto Rico Public Finance Corp., AMBAC,
5.375%, 2019 (u)                                                            2,600,000            2,980,120
Spartanburg, SC, Public Facilities Corp.
(Renaissance Park), AMBAC, 5.125%, 2025                                       685,000              722,312
----------------------------------------------------------------------------------------------------------
                                                                                              $  8,805,545
----------------------------------------------------------------------------------------------------------
Tax - Other - 0.1%
----------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev.,
"A ", 5.25%, 2024                                                        $    180,000         $    189,718
----------------------------------------------------------------------------------------------------------

Tax Assessment - 0.3%
----------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun
City Carolina Lakes), 5.45%, 2037                                        $    500,000         $    507,730
----------------------------------------------------------------------------------------------------------

Tobacco - 0.7%
----------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority,
6.375%, 2028                                                             $  1,000,000         $  1,073,360
----------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.5%
----------------------------------------------------------------------------------------------------------
South Carolina Transportation Infrastructure
Rev., "A ", AMBAC, 5%, 2023                                              $    500,000         $    521,730
South Carolina Transportation Infrastructure
Rev., "A ", AMBAC, 5%, 2027                                                 2,000,000            2,103,480
South Carolina Transportation Infrastructure
Rev., "A ", AMBAC, 5%, 2033                                                 1,645,000            1,728,994
South Carolina Transportation Infrastructure
Rev., "A ", MBIA, 5.375%, 2009 (c)                                          1,000,000            1,061,240
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,415,444
----------------------------------------------------------------------------------------------------------
Universities - Colleges - 11.8%
----------------------------------------------------------------------------------------------------------
Clemson University, University Rev., AMBAC,
6.25%, 2009 (c)                                                          $  1,250,000         $  1,344,688
College of Charleston, SC, Academic &
Administrative Facilities Rev., "B ", XLCA,
5%, 2024                                                                      800,000              842,344
College of Charleston, SC, Academic &
Administrative Facilities Rev., "B ", XLCA,
5.125%, 2034                                                                1,510,000            1,598,984
College of Charleston, SC, Higher Education
Facility Rev., "A ", FGIC, 5.25%, 2028                                      2,435,000            2,581,270
South Carolina Educational Facilities Authority
(Furman University), 5%, 2038                                               1,000,000            1,043,970
South Carolina Educational Facilities Authority
(Furman University), AMBAC, 5.375%, 2020                                    1,245,000            1,335,835
South Carolina Educational Facilities Authority
(Furman University), AMBAC, 5.5%, 2030                                      2,000,000            2,134,360
South Carolina Jobs & Economic Development
Authority, Student Housing Rev. (Francis
Marion University), "A ", MBIA, 5%, 2034                                    1,945,000            2,033,225
University of South Carolina, University Rev.,
"A ", AMBAC, 5%, 2034                                                       3,665,000            3,810,464
University of South Carolina, University Rev.,
"A ", FGIC, 5.625%, 2010 (c)                                                1,555,000            1,665,250
----------------------------------------------------------------------------------------------------------
                                                                                              $ 18,390,390
----------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 10.4%
----------------------------------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA,
5.5%, 2007 (c)                                                           $  1,425,000         $  1,464,644
Camden, SC, Public Utilities Rev., MBIA,
5.5%, 2017                                                                     75,000               77,099
Easley, SC, Utility Rev., FSA, 5%, 2027                                     1,000,000            1,050,710
Easley, SC, Utility Rev., Refunding &
Improvement, FSA, 5%, 2034                                                  2,000,000            2,112,700
Greenwood, SC, Combined Public Utility,
Refunding & Improvement Systems, MBIA,
5%, 2021                                                                      175,000              185,344
Orangeburg County, SC, Solid Waste Disposal
Facilities Rev., Electric & Gas, AMBAC,
5.7%, 2024                                                                  2,000,000            2,002,040
Piedmont, SC, Municipal Power Agency,
FGIC, 6.25%, 2021                                                           2,600,000            3,207,854
Puerto Rico Electric Power Authority, RITES,
FSA, 6.558%, 2015 (v)(z)                                                    1,000,000            1,055,720
South Carolina Public Service Authority, "A ",
AMBAC, 5%, 2034                                                             2,000,000            2,086,200
South Carolina Public Service Authority, "A ",
MBIA, 5.5%, 2018                                                              200,000              212,288
South Carolina Public Service Authority, "A ",
MBIA, 5%, 2030                                                              1,000,000            1,056,760
South Carolina Public Service Authority, "B ",
FSA, 5.125%, 2037                                                           1,500,000            1,564,575
----------------------------------------------------------------------------------------------------------
                                                                                              $ 16,075,934
----------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 11.9%
----------------------------------------------------------------------------------------------------------
Anderson County, SC, Joint Municipal Water,
FSA, 5%, 2032                                                            $  1,000,000         $  1,040,100
Anderson County, SC, Water & Sewer
Systems Rev., FGIC, 5.125%, 2032                                            2,000,000            2,115,940
Berkeley County, SC, Water & Sewer Systems
Rev., "A ", FSA, 4.75%, 2029                                                1,000,000            1,033,650
Charleston, SC, Waterworks & Sewer Rev.,
Capital Improvement, "B ", 5%, 2028                                         1,000,000            1,042,350
Columbia, SC, Waterworks & Sewer Systems
Rev., 6%, 2010 (c)                                                          2,000,000            2,149,680
Columbia, SC, Waterworks & Sewer Systems
Rev., FSA, 5%, 2029                                                         1,020,000            1,076,773
Greenville, SC, Stormwater Systems, FSA,
5%, 2022                                                                      595,000              626,731
Greenville, SC, Waterworks Rev.,
5.5%, 2007 (c)                                                              1,000,000            1,026,190
Greenville, SC, Waterworks Rev.,
5.25%, 2020                                                                   860,000              928,981
Rock Hill, SC, Utility Systems Rev., Refunding
& Improvement, "A ", FSA, 5.375%, 2023                                        500,000              540,480
Spartanburg, SC, Water & Sewer Authority
Rev., "B ", MBIA, 5.25%, 2030                                               1,250,000            1,342,650
Western Carolina Regional Sewer Authority
Rev., AMBAC, 0%, 2007                                                       4,000,000            3,942,520
York County, SC, Water & Sewer Rev.,
Refunding & Capital Improvement, MBIA,
5%, 2027                                                                    1,490,000            1,566,631
----------------------------------------------------------------------------------------------------------
                                                                                              $ 18,432,676
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $152,069,698)                                         $161,483,098
----------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.8%
----------------------------------------------------------------------------------------------------------
Blount County, TN, Public Building Authority
(Local Government Public Improvement),
"A-2C ", 3.8%, due 10/02/06                                              $    100,000         $    100,000
Chicago, IL, Midway Airport Rev., Second
Lien, "B ", 3.95%, due 10/02/06                                               700,000              700,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), 3.81%, due 10/02/06                                      200,000              200,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), 3.81%, due 10/02/06                                      200,000              200,000
State of Oregon, "73G ", 3.8%, due 10/04/06                                   100,000              100,000
----------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $1,300,000)                                                                 $  1,300,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $153,369,698) (k)                                         $162,783,098
----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.8)%                                                         (7,492,864)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $155,290,234
----------------------------------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                       NOTIONAL                             CASH FLOWS              CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT           COUNTERPARTY        TO RECEIVE               TO PAY           (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07            USD   3,000,000     Merrill Lynch        7-Day BMA          2.795% (fixed rate)     $  25,825
1/04/19             USD   2,000,000       Citigroup          7-Day BMA          4.307% (fixed rate)       (86,846)
11/09/26            USD   1,500,000     Goldman Sachs    5.787% (fixed rate)      3-Month LIBOR            92,185
                                                                                                         --------
                                                                                                         $ 31,164
                                                                                                         --------

At September 30, 2006, the fund had sufficient  cash and/or  securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/06 (unaudited) (Not Restated)

MFS(R) TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%

ISSUER                                                                    SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------
Airport and Port Revenue - 1.4%
----------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN, Airport
Authority Facilities Rev., FSA, 5.125%, 2021                             $  1,500,000         $  1,550,982
----------------------------------------------------------------------------------------------------------

General Obligations - General Purpose - 5.8%
----------------------------------------------------------------------------------------------------------
Chattanooga, TN, Public Improvement,
5%, 2021                                                                 $  2,570,000         $  2,660,721
Commonwealth of Puerto Rico, Unrefunded,
Public Improvement, FSA, 5%, 2024                                             770,000              808,338
Lincoln County, TN, School Improvement,
FGIC, 5.8%, 2007 (c)                                                        1,000,000            1,021,090
Lincoln County, TN, School Improvement,
FGIC, 5.8%, 2007 (c)                                                        1,000,000            1,021,090
Puerto Rico Public Building Authority,
5.5%, 2021                                                                  1,000,000            1,121,020
----------------------------------------------------------------------------------------------------------
                                                                                              $  6,632,259
----------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.6%
----------------------------------------------------------------------------------------------------------
Knoxville, TN, Recreational Facilities
Improvement, 5.5%, 2008 (c)                                              $    645,000         $    670,787
----------------------------------------------------------------------------------------------------------
General Obligations - Schools - 13.1%
----------------------------------------------------------------------------------------------------------
Fayette County, TN, School District, MBIA,
5.6%, 2008 (c)                                                           $  1,215,000         $  1,247,854
Gibson County, TN, School District, MBIA,
5.75%, 2009 (c)                                                               455,000              479,001
Gibson County, TN, School District, MBIA,
5.75%, 2016                                                                   190,000              200,999
Giles County, TN, School Improvement, FGIC,
5.75%, 2010 (c)                                                             1,980,000            2,116,006
Greene County, TN, Rural School, FGIC,
5%, 2011 (c)                                                                1,240,000            1,315,962
Roane County, TN, Rural School, FGIC,
5.6%, 2008 (c)                                                                915,000              940,803
Roane County, TN, Rural School, FGIC,
5.6%, 2008 (c)                                                                975,000            1,002,495
Rutherford County, TN, School & Public
Improvement, 5%, 2022                                                       1,510,000            1,585,515
Rutherford County, TN, School District,
5.875%, 2010 (c)                                                            1,100,000            1,183,666
Rutherford County, TN, School Improvement,
0%, 2007 (c)                                                                1,500,000              932,475
Rutherford County, TN, School Improvement,
5.875%, 2010 (c)                                                            2,000,000            2,152,120
Williamson County, TN, Rural School,
6.125%, 2010 (c)                                                            1,575,000            1,701,961
----------------------------------------------------------------------------------------------------------
                                                                                              $ 14,858,857
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 14.3%
----------------------------------------------------------------------------------------------------------
Jackson, TN, Hospital Rev. (Jackson-Madison
County General Hospital), AMBAC,
5%, 2008 (c)                                                             $  1,000,000         $  1,038,140
Johnson City, TN, Health & Education
Financing Authority Rev. (Johnson City
Medical Center Hospital), MBIA, 5.25%, 2016                                 1,375,000            1,375,825
Johnson City, TN, Health & Education
Financing Authority Rev. (Johnson City
Medical Center Hospital), MBIA, ETM,
5%, 2018 (c)                                                                1,500,000            1,553,010
Johnson City, TN, Health & Educational
Facilities, Hospital Rev. (Mountain States
Health), "A ", 5.5%, 2036                                                     600,000              641,484
Knox County, TN, Health Educational Housing
Facilities Board, Hospital Facilities Rev.
(Baptist Health Systems), 6.5%, 2031                                          300,000              321,399
Knox County, TN, Health, Education &
Housing Facilities Board Rev. (Catholic
Healthcare Partners), 5.25%, 2030                                           1,000,000            1,049,710
Knox County, TN, Health, Education &
Housing Facilities Board Rev. (Covenent
Health), FSA, 5%, 2022                                                      1,000,000            1,046,820
Knox County, TN, Health, Education &
Housing Facilities Board Rev. (East Tennessee
Children's Hospital), 5.75%, 2033                                             450,000              477,797
Knox County, TN, Health, Education &
Housing Facilities Board Rev. (Fort Sanders),
MBIA, 5.75%, 2014                                                           3,250,000            3,652,090
Metropolitan Government Nashville, TN,
Davidson Town Prerefunded, 5.25%, 2008 (c)                                    540,000              563,641
Metropolitian Government Nashville, TN,
Davidson Town Unrefunded Hospital,
5.25%, 2020                                                                   460,000              472,641
Shelby County, TN, Health Educational &
Housing Facilities Board Rev. (St. Judes
Children's Research), 5.5%, 2020                                            1,750,000            1,848,333
Shelby County, TN, Health Educational &
Housing Facilities Hospital Rev. (Methodist
Healthcare), 6.5%, 2012 (c)                                                   375,000              431,539
Shelby County, TN, Health Educational &
Housing Facilities Hospital Rev. (Methodist
Healthcare), 6.5%, 2012 (c)                                                   625,000              719,231
Springfield, TN, Health & Higher Educational
Facilities Hospital Rev. (Northcrest Medical
Center), 5.25%, 2013                                                        1,000,000            1,019,690
----------------------------------------------------------------------------------------------------------
                                                                                              $ 16,211,350
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.5%
----------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev.
(Germantown Village), 7.25%, 2034                                        $    250,000         $    269,125
Shelby County, TN, Nursing Home Rev.
(Beverly Enterprises, Inc.), 7.4%, 2006 (c)                                   250,000              256,233
----------------------------------------------------------------------------------------------------------
                                                                                              $    525,358
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.2%
----------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities
Rev., 7.75%, 2017                                                        $    945,000         $    974,068
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                  320,000              348,762
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,322,830
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.9%
----------------------------------------------------------------------------------------------------------
McMinn County, TN, Industrial Development
Board, Pollution Control Rev. (Bowater, Inc.),
7.625%, 2016                                                             $  1,000,000         $  1,007,770
----------------------------------------------------------------------------------------------------------

Miscellaneous Revenue - Entertainment & Tourism - 3.4%
----------------------------------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports
Arena), AMBAC, 5.125%, 2028                                              $  2,000,000         $  2,109,180
Memphis-Shelby County, TN (Memphis Sports
Arena), AMBAC, 5.35%, 2029                                                  1,665,000            1,791,623
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,900,803
----------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.0%
----------------------------------------------------------------------------------------------------------
Chattanooga, TN, Health, Educational &
Housing Facilities (Rainbow Creek), GNMA,
6.125%, 2019                                                             $    420,000         $    443,701
Knoxville, TN, Community Development Corp.,
5%, 2024                                                                    1,000,000            1,057,760
Memphis, TN, Health & Educational Facilities
Board Rev. (Hickory Point Apartments), MBIA,
5.85%, 2020                                                                 1,000,000            1,046,300
Memphis, TN, Health, Educational & Housing
Facilities Board Rev. (Prescott Place
Apartments Project), FNMA, 5.125%, 2038                                     1,000,000            1,030,390
Metropolitan Government of Nashville &
Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Berkshire
Place), GNMA, 6%, 2023                                                        500,000              526,250
Metropolitan Government of Nashville &
Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Herman Street),
FHA, 7.25%, 2032                                                              485,000              486,940
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,591,341
----------------------------------------------------------------------------------------------------------
Single Family Housing - State - 13.1%
----------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency
Mortgage Finance, 5.2%, 2023                                             $  1,500,000         $  1,572,360
Tennessee Housing Development Agency
Mortgage Finance, 5.35%, 2034                                                 845,000              874,381
Tennessee Housing Development Agency
Rev., Homeownership Program, 5.45%, 2014                                    2,535,000            2,636,704
Tennessee Housing Development Agency
Rev., Homeownership Program, 4.45%, 2017                                      645,000              648,322
Tennessee Housing Development Agency
Rev., Homeownership Program, 4.45%, 2017                                      660,000              663,399
Tennessee Housing Development Agency
Rev., Homeownership Program, 4.55%, 2018                                      575,000              578,283
Tennessee Housing Development Agency
Rev., Homeownership Program, 4.55%, 2018                                      690,000              693,940
Tennessee Housing Development Agency
Rev., Homeownership Program, 6%, 2020                                       1,100,000            1,130,063
Tennessee Housing Development Agency
Rev., Homeownership Program, 5%, 2026                                       2,000,000            2,044,420
Tennessee Housing Development Agency
Rev., Homeownership Program, 5.05%, 2027                                      820,000              834,235
Tennessee Housing Development Agency
Rev., Homeownership Program,
5.125%, 2034                                                                1,055,000            1,088,939
Tennessee Housing Development Agency
Rev., Homeownership Program, 5.25%, 2034                                    1,345,000            1,385,619
Tennessee Housing Development Agency
Rev., Homeownership Program, FSA,
5.4%, 2032                                                                    745,000              768,795
Tennessee Housing Development Agency
Rev., Homeownership Program, MBIA,
6.125%, 2020                                                                   25,000               25,109
----------------------------------------------------------------------------------------------------------
                                                                                              $ 14,944,569
----------------------------------------------------------------------------------------------------------
State & Local Agencies - 5.5%
----------------------------------------------------------------------------------------------------------
Chattanooga, TN, Industrial Development
Board, AMBAC, 5.75%, 2018                                                $  1,000,000         $  1,075,420
Puerto Rico Public Finance Corp.,
5.75%, 2007 (c)                                                             2,000,000            2,014,760
Tennessee School Bond Authority (Higher
Education Facilities), FSA, 5.25%, 2029                                     3,000,000            3,177,960
----------------------------------------------------------------------------------------------------------
                                                                                              $  6,268,140
----------------------------------------------------------------------------------------------------------
Tax - Other - 0.7%
----------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev.,
"E ", 5.875%, 2018                                                       $    730,000         $    765,420
----------------------------------------------------------------------------------------------------------

Tobacco - 1.0%
----------------------------------------------------------------------------------------------------------
Guam Economic Development Authority
Tobacco Settlement, "B ", 5.5%, 2041                                     $    350,000         $    358,992
Tobacco Settlement Financing Corp.,
5%, 2031                                                                      750,000              757,643
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,116,635
----------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.3%
----------------------------------------------------------------------------------------------------------
Metropolitan Government of Nashville &
Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (McKendree
Village, Inc.), 5.125%, 2020                                             $  1,000,000         $  1,013,330
Metropolitan Government of Nashville &
Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Meharry
Medical College), AMBAC, 5%, 2024                                           3,750,000            3,861,600
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,874,930
----------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 7.1%
----------------------------------------------------------------------------------------------------------
Jackson, TN, Electrical Systems Rev., MBIA,
5%, 2018                                                                 $  1,000,000         $  1,012,130
Lawrenceburg, TN, Electrical Rev., MBIA,
5.5%, 2009 (c)                                                              1,255,000            1,319,331
Metropolitan Government of Nashville &
Davidson County, TN, Electrical Rev.,
5.125%, 2021                                                                1,500,000            1,581,375
Metropolitan Government of Nashville &
Davidson County, TN, Electrical Rev., "A ",
AMBAC, 5%, 2029                                                             1,500,000            1,578,435
Metropolitan Government of Nashville &
Davidson County, TN, Electrical Rev., MBIA,
0%, 2012                                                                    3,305,000            2,644,661
----------------------------------------------------------------------------------------------------------
                                                                                              $  8,135,932
----------------------------------------------------------------------------------------------------------
Utilities - Other - 1.0%
----------------------------------------------------------------------------------------------------------
Tennessee Energy Acquisition, "A ",
5.25%, 2026                                                              $  1,000,000         $  1,121,870
----------------------------------------------------------------------------------------------------------

Water & Sewer Utility Revenue - 18.8%
----------------------------------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN, Water &
Sewer Rev., "A ", FGIC, 5%, 2024                                         $  1,500,000         $  1,575,390
Hallsdale-Powell Utility District, TN, Water &
Sewer Rev., "N ", FGIC, 5%, 2036                                            1,000,000            1,062,950
Hallsdale-Powell Utility District, TN, Water &
Sewer Rev., FGIC, 5%, 2027                                                  3,000,000            3,149,040
Madison, TN, Utility Waterworks Rev., MBIA,
5%, 2019                                                                    2,750,000            2,804,258
Memphis, TN, Sewage Systems Rev.,
5.75%, 2008 (c)                                                               625,000              651,875
Memphis, TN, Sewage Systems Rev.,
5.75%, 2008 (c)                                                             1,145,000            1,194,235
Memphis, TN, Sewage Systems Rev.,
5.75%, 2008 (c)                                                               750,000              782,250
Rutherford County, TN, Water Rev., MBIA,
5%, 2027                                                                      770,000              821,983
West Knox Utility District, TN, Water & Sewer
Rev., MBIA, ETM, 0%, 2006 (c)                                               1,920,000            1,909,421
West Knox Utility District, TN, Water & Sewer
Rev., MBIA, ETM, 0%, 2007 (c)                                               1,920,000            1,842,893
West Wilson Utility District, TN, Waterworks
Rev., MBIA, 5.25%, 2030                                                     2,000,000            2,144,320
White House Utility District, TN, Water &
Sewer Rev. (Robertson & Sumner Counties
Waterworks), FSA, 6%, 2010 (c)                                              1,000,000            1,074,650
White House Utility District, TN, Water &
Sewer Rev. (Robertson & Sumner Counties
Waterworks), FSA, 5%, 2021                                                    800,000              832,464
White House Utility District, TN, Water &
Sewer Rev. (Robertson & Sumner Counties
Waterworks), FSA, 5%, 2032                                                  1,500,000            1,552,980
----------------------------------------------------------------------------------------------------------
                                                                                              $ 21,398,709
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $104,037,274)                                         $109,898,542
----------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.0%
----------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority,
3.76%, due 10/05/06                                                      $  1,000,000         $  1,000,000
Sevier County, TN, Public Building Authority,
3.76%, due 10/05/06                                                            70,000               70,000
----------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $1,070,000)                                                                 $  1,070,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $105,107,274) (k)                                         $110,968,542
----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.3%                                                            2,669,753
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $113,638,295
----------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                      UNREALIZED
                       NOTIONAL                               CASH FLOWS           CASH FLOWS        APPRECIATION
EXPIRATION              AMOUNT          COUNTERPARTY          TO RECEIVE            TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
1/11/22            USD   3,000,000     Merrill Lynch      5.763% (fixed rate)     3-Month LIBOR       $ 156,319
11/09/26           USD   2,150,000     Goldman Sachs      5.787% (fixed rate)     3-Month LIBOR         132,132
11/16/26           USD   2,200,000     Merrill Lynch      5.856% (fixed rate)     3-Month LIBOR         152,827
                                                                                                      ---------
                                                                                                      $ 441,278
                                                                                                      ---------

At September 30, 2006, the fund had sufficient  cash and/or  securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS

9/30/06 (unaudited) (As Restated - See Note 8)

MFS(R) VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.9%

ISSUER                                                                    SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 8.6%
----------------------------------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport
Authority Rev., "A ", FGIC, 5.125%, 2024                                 $  1,000,000         $  1,053,060
Metropolitan Washington, DC, Airport
Authority Rev., "A ", FGIC, 5%, 2025                                          705,000              735,393
Metropolitan Washington, DC, Airport
Authority Rev., "A ", FSA, 5%, 2032                                         1,455,000            1,523,763
Metropolitan Washington, DC, Airport
Authority Rev., "A ", MBIA, 5%, 2035                                        3,000,000            3,127,950
Metropolitan Washington, DC, Airport
Authority Rev., "B ", 5.5%, 2016                                            2,465,000            2,533,527
Metropolitan Washington, DC, Airport
Authority Rev., "B ", 5.75%, 2020                                          11,000,000           11,332,310
Norfolk, VA, Airport Authority Rev., "A ",
FGIC, 5.375%, 2017                                                          1,755,000            1,886,414
Norfolk, VA, Airport Authority Rev., "A ",
FGIC, 5%, 2022                                                              3,000,000            3,124,290
Virginia Resources Authority, Airport Rev.,
"B ", 5.125%, 2027                                                            720,000              746,302
----------------------------------------------------------------------------------------------------------
                                                                                              $ 26,063,009
----------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 2.9%
----------------------------------------------------------------------------------------------------------
Lebanon, VA, 6.375%, 2006 (c)                                            $  1,625,000         $  1,664,504
Newport News, VA, Economic Development,
"A ", 5%, 2031                                                              1,595,000            1,692,135
Puerto Rico Commonwealth, Public
Improvement, "A ", 5.25%, 2030                                              2,000,000            2,135,000
Stafford County, VA, Industrial Development
Authority Rev., "B ", MBIA, 5%, 2034                                        3,060,000            3,219,579
----------------------------------------------------------------------------------------------------------
                                                                                              $  8,711,218
----------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 13.7%
----------------------------------------------------------------------------------------------------------
Chesterfield County, VA, 6%, 2010 (c)                                    $  1,900,000         $  2,043,450
Chesterfield County, VA, 5%, 2020                                           2,015,000            2,120,163
Hampton, VA, Public Improvement,
6%, 2010 (c)                                                                3,280,000            3,583,761
Hampton, VA, Public Improvement,
6%, 2010 (c)                                                                3,480,000            3,802,283
Lynchburg, VA, Public Improvement,
5.6%, 2010 (c)                                                              1,765,000            1,904,170
Puerto Rico Municipal Finance Agency, FSA,
6%, 2009 (c)(u)                                                             2,210,000            2,379,153
Puerto Rico Municipal Finance Agency, FSA,
5.5%, 2009 (c)(u)                                                           1,230,000            1,307,736
Richmond, VA, 0%, 2008                                                      2,000,000            1,911,160
Richmond, VA, "A ", FSA, 5.125%, 2010 (c)                                   5,000,000            5,287,700
Richmond, VA, "B ", 0%, 2007                                                5,280,000            5,227,200
Richmond, VA, "B ", 0%, 2008                                                5,270,000            5,035,907
Richmond, VA, "B ", 0%, 2009                                                5,175,000            4,730,209
Suffolk, VA, Public Improvement,
5.5%, 2010 (c)                                                              1,880,000            2,016,657
----------------------------------------------------------------------------------------------------------
                                                                                              $ 41,349,549
----------------------------------------------------------------------------------------------------------

General Obligations - Schools - 0.4%
----------------------------------------------------------------------------------------------------------
Harrisonburg, VA, Public Recreation Facilities,
FSA, 5.75%, 2029                                                         $  1,000,000         $  1,086,950
----------------------------------------------------------------------------------------------------------

Healthcare Revenue - Hospitals - 12.5%
----------------------------------------------------------------------------------------------------------
Albemarle County, VA, Industrial
Development Authority, Hospital Rev. (Martha
Jefferson Hospital), 5.25%, 2035                                         $  3,000,000         $  3,133,020
Arlington County, VA, Industrial Development
Authority Rev. (Virginia Hospital Center
Arlington Health Systems), 5.25%, 2011 (c)                                  2,600,000            2,806,102
Fredericksburg, VA, Industrial Development
Rev. (Medicorp Health Systems), "B ",
5.125%, 2033                                                                  750,000              772,140
Fredericksburg, VA, Industrial Development
Rev. (Medicorp Health Systems), AMBAC,
5.25%, 2023                                                                11,000,000           11,320,870
Henrico County, VA, Economic Development
Authority Rev. (Bon Secours Health Systems,
Inc.), "A ", 5.6%, 2030                                                     2,000,000            2,125,120
Henrico County, VA, Industrial Development
Authority Rev. (Bon Secours Health Systems,
Inc.), MBIA, 6.25%, 2020                                                    1,500,000            1,795,305
Loudoun County, VA, Industrial Development
Authority, Hospital Rev. (Loudoun Hospital
Center), "A ", 6.1%, 2012 (c)                                               1,000,000            1,130,130
Lynchburg, VA, Industrial Development
Authority, Healthcare Facilities Rev. (Central
Health), 5.2%, 2008 (c)                                                       855,000              880,231
Lynchburg, VA, Industrial Development
Authority, Healthcare Facilities Rev.,
Unrefunded Balance (Central Health),
5.2%, 2018                                                                    145,000              149,691
Medical College of Virginia, Hospital
Authority Rev., MBIA, 5.125%, 2018                                          3,000,000            3,116,190
Peninsula Ports Authority, VA, Health System
Rev. (Riverside Health System), 5%, 2018                                    3,580,000            3,687,006
Peninsula Ports Authority, VA, Hospital
Facility Rev. (Whittaker Memorial), FHA,
8.7%, 2023                                                                  2,015,000            2,333,854
Prince William County, VA, Industrial
Development Authority, Hospital Rev.
(Potomac Hospital Corp.), 5.2%, 2026                                        1,000,000            1,055,840
Roanoke, VA, Industrial Development
Authority, Hospital Rev. (Roanoke Memorial
Hospital), "B ", MBIA, ETM, 6.125%, 2017 (c)                                3,000,000            3,536,310
----------------------------------------------------------------------------------------------------------
                                                                                              $ 37,841,809
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.8%
----------------------------------------------------------------------------------------------------------
Henrico County, VA, Economic Development
Authority, Residential Care Facilities (United
Methodist Homes), "A ", 6.7%, 2027                                       $    750,000         $    801,075
Norfolk, VA, Redevelopment & Housing
Authority Rev. (Fort Norfolk Retirement
Community), "A ", 6.125%, 2035                                                750,000              775,162
Suffolk VA, Industrial Development Authority
Retirement, 5.3%, 2031                                                        750,000              762,975
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,339,212
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.1%
----------------------------------------------------------------------------------------------------------
Charles City County, VA, Industrial
Development Authority, Solid Waste Disposal
Facility Rev. (Waste Management, Inc.),
6.25%, 2027                                                              $  1,500,000         $  1,633,305
Henrico County, VA, Industrial Development
Authority Rev. (Browning Ferris, Inc.),
5.45%, 2014                                                                 1,750,000            1,727,145
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,360,450
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.3%
----------------------------------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development
Authority Rev. (Dulles Airport Marriot Hotel),
7.125%, 2015                                                             $  2,000,000         $  2,037,840
Peninsula Ports Authority, Virginia Coal
(Dominion Terminal Associates), 6%, 2033                                    1,000,000            1,100,010
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                                  750,000              817,410
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,955,260
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.9%
----------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development
Authority Rev. (Nekooska Packaging Corp.),
5.6%, 2025                                                               $  1,000,000         $  1,012,900
Isle Wight County, VA, Industrial
Development Authority, Solid Waste Disposal
Facilities Rev. (Union Camp Corp.),
6.1%, 2027                                                                  2,750,000            2,822,792
West Point, VA, Industrial Development
Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), "A ", 6.375%, 2019                                      1,750,000            1,753,360
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,589,052
----------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.4%
----------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing
Finance Authority Rev. (Jefferson Village
Apartments), "B ", 9%, 2018                                              $  3,610,000         $  3,609,531
Arlington County, VA, Industrial Development
Authority Rev. (Colonial Village), FNMA,
5.15%, 2031                                                                 3,000,000            3,118,770
Virginia Housing Development Authority Rev.,
"B ", 5.95%, 2016                                                           1,345,000            1,359,230
Virginia Housing Development Authority Rev.,
"G ", 5.625%, 2020                                                          2,000,000            2,073,240
Virginia Housing Development Authority Rev.,
"I ", 5.15%, 2017                                                           3,000,000            3,072,600
----------------------------------------------------------------------------------------------------------
                                                                                              $ 13,233,371
----------------------------------------------------------------------------------------------------------
Parking - 0.6%
----------------------------------------------------------------------------------------------------------
Norfolk, VA, Parking Systems Rev., MBIA,
5%, 2020                                                                 $  1,630,000         $  1,690,196
----------------------------------------------------------------------------------------------------------

Single Family Housing - State - 2.1%
----------------------------------------------------------------------------------------------------------
Virginia Housing Development Authority
Commonwealth, "C ", 4.4%, 2022                                           $  1,270,000         $  1,256,055
Virginia Housing Development Authority
Commonwealth, "C ", 4.75%, 2032                                             1,795,000            1,809,504
Virginia Housing Development Authority, "A ",
5%, 2031                                                                    2,000,000            2,044,940
Virginia Housing Development Authority, "C ",
4.66%, 2027                                                                 1,285,000            1,286,658
----------------------------------------------------------------------------------------------------------
                                                                                              $  6,397,157
----------------------------------------------------------------------------------------------------------
State & Agency - Other - 1.7%
----------------------------------------------------------------------------------------------------------
Fairfax County, VA, COP, 6.1%, 2017                                      $  3,090,000         $  3,476,775
Virginia Biotechnology Research Park Lease
Rev. (Consolidated Laboratories), 5%, 2021                                  1,500,000            1,575,750
----------------------------------------------------------------------------------------------------------
                                                                                              $  5,052,525
----------------------------------------------------------------------------------------------------------
State & Local Agencies - 23.1%
----------------------------------------------------------------------------------------------------------
Blue Ridge, VA, Regional Jail Authority,
MBIA, 5.2%, 2021                                                         $  1,830,000         $  1,898,387
Caroline County, VA, Industrial Development
Authority, Lease Rev., AMBAC, 5.125%, 2034                                  1,000,000            1,059,560
Chesapeake, VA, Industrial Development
Authority (Chesapeake Court House), MBIA,
6.25%, 2011                                                                 3,985,000            4,132,565
Chesapeake, VA, Industrial Development
Authority (Chesapeake Court House), MBIA,
5.25%, 2017                                                                 2,000,000            2,060,520
Chesterfield County, VA, Industrial
Development Authority, Public Facilities Lease
Rev., 7.5%, 2008                                                              830,000              831,577
Dinwiddie County, VA, Industrial
Development Authority Lease Rev., "B ",
MBIA, 5%, 2030                                                              2,500,000            2,623,825
Fairfax County, VA, Economic Development
Authority, 4.5%, 2026                                                       2,325,000            2,353,900
Fairfax County, VA, Economic Development
Authority Rev. (U.S. Route 28), MBIA,
5%, 2029                                                                    1,000,000            1,055,570
Fairfax County, VA, Economic Development
Authority, Parking Rev. (Vienna II Metrorail),
6%, 2009 (c)                                                                1,750,000            1,900,535
Fairfax County, VA, Economic Development
Authority, Parking Rev. (Vienna II Metrorail),
6%, 2009 (c)                                                                1,650,000            1,791,933
Fairfax County, VA, Redevelopment &
Housing Authority Rev. (Mott & Gum Springs
Community Centers), 5.5%, 2017                                              2,225,000            2,273,483
Fairfax, VA, Economic Development Authority
Fairfax Public Improvement Project, 5%, 2030                                1,000,000            1,049,690
Front Royal & Warren County, VA, Industrial
Development Authority Lease Rev., School &
Capital Improvement, "B ", FSA, 5%, 2035                                    2,875,000            3,019,641
King George County, VA, Industrial
Development Authority Lease Rev., FSA,
5%, 2036                                                                    2,000,000            2,093,100
Middlesex County, VA, Industrial
Development Authority Rev., AMBAC,
5.125%, 2027                                                                1,000,000            1,067,980
Middlesex County, VA, Industrial
Development Authority Rev., AMBAC,
5.25%, 2032                                                                 2,000,000            2,131,640
Montgomery County, VA, Industrial
Development, "B ", AMBAC, 6%, 2011 (c)                                      1,000,000            1,104,620
Montgomery County, VA, Industrial
Development, "C ", AMBAC, 6%, 2011 (c)                                      1,120,000            1,237,174
New River Valley, VA, Regional Jail Authority,
MBIA, 5.125%, 2019                                                          3,405,000            3,521,894
Orange County, VA, Industrial Development
Authority (Orange County Project), AMBAC,
5%, 2034                                                                    1,000,000            1,045,290
Powhatan County, VA, Economic
Development Authority Lease Rev. (Virginia
Capital Projects), AMBAC, 5.25%, 2033                                       1,000,000            1,064,900
Prince William County, VA, Lease
Partnerships, 5%, 2021                                                      1,500,000            1,582,200
Puerto Rico Public Finance Corp., AMBAC,
5.375%, 2013 (u)                                                            4,000,000            4,419,320
Puerto Rico Public Finance Corp., AMBAC,
5.375%, 2016 (u)                                                            1,000,000            1,131,470
Richmond, VA, Public Facilities, COP
(Megahertz Project), "A ", AMBAC, 5%, 2022                                  1,600,000            1,670,208
Southwest Virginia Regional Jail Authority
Rev., MBIA, 5%, 2035                                                        1,720,000            1,800,651
Virginia College Building Authority (21st
Century College Program), 6%, 2009 (c)                                      2,000,000            2,125,820
Virginia Public Building Authority Rev., "B ",
MBIA, 0%, 2007                                                              3,750,000            3,641,813
Virginia Resources Authority Rev., "B ", FSA,
5.5%, 2019                                                                  1,070,000            1,142,557
Virginia Resources Authority Rev.,
5%, 2021 (u)                                                                2,780,000            2,965,621
Virginia Resources Authority Rev.,
5%, 2023 (u)                                                                3,040,000            3,221,792
Virginia Resources Authority Rev.,
5%, 2033 (u)                                                                5,020,000            5,269,695
Virginia Resources Authority, Infrastructure
Rev., "A ", 5%, 2017                                                        1,360,000            1,425,919
----------------------------------------------------------------------------------------------------------
                                                                                              $ 69,714,850
----------------------------------------------------------------------------------------------------------
Tax - Other - 1.6%
----------------------------------------------------------------------------------------------------------
Greater Richmond Convention Center
Authority, Hotel Tax Rev. (Convention Center
Expansion), 6.125%, 2010 (c)                                             $  3,500,000         $  3,841,495
Virgin Islands, Public Finance Authority Rev.,
"A ", 5.625%, 2025                                                          1,000,000            1,035,960
----------------------------------------------------------------------------------------------------------
                                                                                              $  4,877,455
----------------------------------------------------------------------------------------------------------
Tobacco - 1.0%
----------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                                          $    450,000         $    464,247
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.5%, 2039                                                 965,000              999,036
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, "B ", 0%, 2055                                           2,000,000               70,340
Tobacco Settlement Financing Corp., VA,
5.625%, 2037                                                                1,000,000            1,047,900
Virgin Islands Tobacco Settlement Financing
Corp., 5%, 2021                                                               540,000              545,681
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,127,204
----------------------------------------------------------------------------------------------------------
Toll Roads - 0.4%
----------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road
Rev., 0%, 2008 (c)                                                       $  1,500,000         $  1,088,955
----------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.9%
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway &
Transportation Authority Rev., "J ", MBIA,
5%, 2029                                                                 $  1,210,000         $  1,282,358
Virginia Commonwealth Board Program (Oak
Grove Connector), "A ", 5.25%, 2007 (c)                                     1,500,000            1,530,705
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,813,063
----------------------------------------------------------------------------------------------------------
Universities - Colleges - 3.7%
----------------------------------------------------------------------------------------------------------
Amherst, VA, Industrial Development
Authority Rev. (Educational Facilities Sweet
Briar), 5%, 2026                                                         $  1,770,000         $  1,827,189
Danville, VA, Industrial Development
Authority, Educational Facilities Rev. (Averett
University), 6%, 2022                                                         500,000              521,800
Loudoun County, VA, Industrial Development
Authority, University Facilities Rev. (George
Washington University), 6.25%, 2012                                         2,710,000            2,713,225
University of Virginia, (University Revenue),
"B ", 5%, 2027                                                              2,690,000            2,836,094
Virginia College Building Authority,
Educational Facilities Rev. (Washington & Lee
University), MBIA, 5.25%, 2031                                              1,000,000            1,164,300
Virginia College Building Authority,
Educational Facilities Rev. (Hampton
University), 6%, 2010 (c)                                                   1,000,000            1,087,260
Virginia College Building Authority,
Educational Facilities Rev. (Regent University),
MBIA, 5.125%, 2011 (c)                                                      1,000,000            1,070,990
----------------------------------------------------------------------------------------------------------
                                                                                              $ 11,220,858
----------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 2.3%
----------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development
Authority Rev. (Virginia Electric & Power Co.),
5.25%, 2008                                                              $    750,000         $    754,065
Halifax County, VA, Industrial Development
Authority (Old Dominion Electric Cooperative),
AMBAC, 5.625%, 2028                                                         3,000,000            3,245,010
Mecklenburg County, VA, Industrial
Development Authority Rev. (UAE
Mecklenburg LP), 6.5%, 2017                                                   700,000              772,821
Pittsylvania County, VA, Industrial
Development Authority Rev., 7.5%, 2014                                      2,000,000            2,017,720
----------------------------------------------------------------------------------------------------------
                                                                                              $  6,789,616
----------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 7.5%
----------------------------------------------------------------------------------------------------------
Bristol, VA, Utility Systems Rev., FSA, ETM,
5.75%, 2016 (c)                                                          $    240,000         $    279,197
Guam Power Authority Rev., AMBAC,
5.25%, 2015 (u)                                                             2,020,000            2,144,291
Puerto Rico Electric Power Authority Rev.,
FSA, 5.75%, 2010 (c)(u)                                                     5,000,000            5,436,800
Puerto Rico Electric Power Authority Rev.,
FSA, 5.625%, 2010 (c)(u)                                                    2,540,000            2,750,845
Puerto Rico Electric Power Authority Rev.,
FSA, 5.3%, 2020 (u)                                                         2,500,000            2,682,900
Richmond, VA, Public Utilities Rev., FSA,
5%, 2033                                                                    6,950,000            7,210,416
Richmond, VA, Public Utilities Rev., FSA,
5%, 2035                                                                    1,000,000            1,054,690
Richmond, VA, Public Utilities Rev., FSA, "N ",
5%, 2027                                                                    1,000,000            1,060,430
----------------------------------------------------------------------------------------------------------
                                                                                              $ 22,619,569
----------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 9.4%
----------------------------------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev.,
5%, 2026                                                                 $  1,000,000         $  1,061,520
Fairfax County, VA, Water Authority Rev.,
5%, 2027                                                                    3,155,000            3,344,899
Fairfax County, VA, Water Authority Rev.,
5%, 2032                                                                    2,000,000            2,080,720
Fairfax County, VA, Water Authority Rev.,
"A ", 5%, 2030                                                              2,000,000            2,123,560
Fairfax County, VA, Water Authority Rev.,
Unrefunded, 5%, 2027                                                        3,210,000            3,365,236
Prince William County, VA, Water & Sewer
Rev., FGIC, 5.5%, 2009 (c)                                                  2,000,000            2,120,700
Puerto Rico Aqueduct & Sewer Authority
Rev., ETM, 10.25%, 2009 (c)                                                   175,000              191,182
Spotsylvania County, VA, Water & Sewer
Rev., FSA, 5%, 2022                                                         1,450,000            1,513,495
Virginia Beach, VA, Storm Water Utilities
Rev., 6%, 2020                                                              1,000,000            1,093,900
Virginia Resources Authority Sewer Systems
Rev. (Hopewell Regional Wastewater),
5.75%, 2021                                                                 1,335,000            1,446,699
Virginia Resources Authority, Clean Water
Rev., 5.4%, 2010 (c)                                                        1,135,000            1,212,940
Virginia Resources Authority, Clean Water
Rev., 6%, 2010 (c)                                                          2,750,000            2,999,755
Virginia Resources Authority, Infrastructure
Rev., "A ", MBIA, 5.5%, 2019                                                1,600,000            1,727,360
Virginia Resources Authority, Infrastructure
Rev., "A ", MBIA, 5.5%, 2020                                                1,690,000            1,822,310
Virginia Resources Authority, Water & Sewer
Systems Rev. (Tuckahoe Creek Project),
5%, 2035                                                                    2,015,000            2,110,712
----------------------------------------------------------------------------------------------------------
                                                                                              $ 28,214,988
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $292,252,484)                                         $307,136,316
----------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.9%
----------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development
Authority Rev. (Presbyterian University
Hospital), "A ", 3.8%, due 10/05/06                                      $    100,000         $    100,000
Allegheny County, PA, Hospital Development
Authority Rev. (Presbyterian University
Hospital), "C ", 3.8%, due 10/05/06                                           500,000              500,000
Burke County, GA, Development Authority
Pollution Control Rev. (Oglethorpe Power
Corp.), "A ", 3.78%, due 10/04/06                                             100,000              100,000
Chicago, IL, Midway Airport Rev., Second
Lien, "B ", 3.95%, due 10/02/06                                               900,000              900,000
Georgia Municipal Electric Authority Rev.,
3.76%, due 10/04/06                                                           200,000              200,000
Jefferson County, AL, Sewer Rev., Warrants
Rev., "B-4 ", 3.78%, due 10/05/06                                             200,000              200,000
Massachusetts Water Resources Authority,
3.75%, due 10/04/06                                                           100,000              100,000
Sevier County, TN, Public Building Authority,
3.76%, due 10/05/06                                                           190,000              190,000
Sevier County, TN, Public Building Authority,
3.76%, due 10/05/06                                                           400,000              400,000
----------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $2,690,000)                                                                 $  2,690,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $294,942,484) (k)                                         $309,826,316
----------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.8)%                                                         (8,300,323)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $301,525,993
----------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                       UNREALIZED
                        NOTIONAL                             CASH FLOWS          CASH FLOWS           APPRECIATION
EXPIRATION               AMOUNT          COUNTERPARTY        TO RECEIVE            TO PAY            (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07            USD  6,000,000    Merrill Lynch          7-Day BMA         2.795% (fixed rate)     $ 51,650
1/11/22             USD  3,000,000    Merrill Lynch      5.763% (fixed rate)      3-Month LIBOR         156,319
11/09/26            USD  3,000,000    Goldman Sachs      5.787% (fixed rate)      3-Month LIBOR         184,370
11/16/26            USD  3,000,000    Merrill Lynch      5.856% (fixed rate)      3-Month LIBOR         208,401
                                                                                                       --------
                                                                                                       $600,740
                                                                                                       --------

At September 30, 2006, the fund had sufficient  cash and/or  securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS

9/30/06 (unaudited) (As Restated - See Note 8)

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 104.2%

ISSUER                                                                    SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 24.6%
----------------------------------------------------------------------------------------------------------
Charleston, WV, Public Improvements,
7.2%, 2009                                                               $  1,140,000         $  1,244,584
Commonwealth of Puerto Rico, Public
Improvement, 5.25%, 2023                                                    1,500,000            1,589,730
Commonwealth of Puerto Rico, Public
Improvement, "A ", CIFG, 5%, 2034                                           2,000,000            2,093,920
Commonwealth of Puerto Rico, Public
Improvement, MBIA,
5.75%, 2010 (c)(u)                                                          6,000,000            6,449,640
Puerto Rico Commonwealth Public
Improvement, "A ", CIFG, 5%, 2025                                           1,000,000            1,064,580
Puerto Rico Public Buildings Authority Rev.
(State Office Building), "F ", XLCA,
5.25%, 2025                                                                 2,000,000            2,295,820
Puerto Rico Public Buildings Authority Rev.,
"B ", 5.25%, 2007 (c)                                                       3,115,000            3,201,784
West Virginia Highway Improvements, FGIC,
5.625%, 2010 (c)                                                            2,000,000            2,159,400
West Virginia Public Improvements, FGIC,
5%, 2021                                                                    4,000,000            4,083,400
West Virginia Sewer Improvements, FGIC,
5.5%, 2017                                                                  2,565,000            2,713,411
West Virginia Water Utility Improvements,
FGIC, 5.25%, 2026                                                           8,000,000            8,168,640
----------------------------------------------------------------------------------------------------------
                                                                                              $ 35,064,909
----------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 2.4%
----------------------------------------------------------------------------------------------------------
Brooke County, WV, Board of Education,
FGIC, 5%, 2016                                                           $  1,390,000         $  1,458,207
Puerto Rico, Municipal Finance Agency, FSA,
5.5%, 2009 (c)(u)                                                           1,800,000            1,913,760
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,371,967
----------------------------------------------------------------------------------------------------------
General Obligations - Schools - 5.2%
----------------------------------------------------------------------------------------------------------
Jefferson County, WV, Board of Education,
FGIC, ETM, 6.85%, 2009 (c)                                               $  1,680,000         $  1,824,866
Monongalia County, WV, Board of Education,
MBIA, 5%, 2027                                                              2,350,000            2,489,331
Monongalia County, WV, Board of Education,
MBIA, 5%, 2033                                                              3,000,000            3,151,380
----------------------------------------------------------------------------------------------------------
                                                                                              $  7,465,577
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 5.5%
----------------------------------------------------------------------------------------------------------
Kanawha County, WV, Building Commission
Rev. (St. Francis Hospital), ETM,
7.5%, 2007 (c)                                                           $     60,000         $     61,587
Monongalia County, WV, Building Community
Hospital Rev. (Monongalia General Hospital),
"A ", 5.25%, 2035                                                           1,000,000            1,044,810
Ohio County, WV, County Commission Health
System Rev. (Ohio Valley Medical Center),
5.75%, 2013                                                                   750,000              725,520
Randolph County, WV, Community Health
Systems Rev. (Davis Health Systems, Inc.),
FSA, 5.2%, 2021                                                             1,000,000            1,071,370
Weirton, WV, Municipal Hospital Building,
Commission Rev. (Weirton Hospital Medical
Center), 6.375%, 2031                                                         600,000              626,256
West Virginia Hospital Finance Authority,
Hospital Rev. (Charleston Area Medical
Center), ETM, 6.5%, 2023 (c)                                                2,000,000            2,450,760
West Virginia Hospital Finance Authority,
Hospital Rev. (Fairmont General Hospital),
6.625%, 2019                                                                  300,000              300,630
West Virginia Hospital Finance Authority,
Hospital Rev. (General Division Medical Office
Building), 7.25%, 2014                                                      1,510,000            1,512,069
----------------------------------------------------------------------------------------------------------
                                                                                              $  7,793,002
----------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 2.1%
----------------------------------------------------------------------------------------------------------
Harrison County, WV, Building Commission
Rev. (Maplewood Retirement), AMBAC,
5.25%, 2008 (c)                                                          $  2,625,000         $  2,741,445
West Virginia Economic Development
(Edgewood Summit), 5.5%, 2029                                                 300,000              305,517
----------------------------------------------------------------------------------------------------------
                                                                                              $  3,046,962
----------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
----------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Refinery),
5.875%, 2022                                                             $    350,000         $    381,458
----------------------------------------------------------------------------------------------------------

Parking - 0.9%
----------------------------------------------------------------------------------------------------------
West Virginia Economic Development
Authority, Auto Lease Rev. (Capitol Parking
Garage), AMBAC, 5.8%, 2020                                               $  1,260,000         $  1,350,859
----------------------------------------------------------------------------------------------------------

Single Family Housing - Local - 1.0%
----------------------------------------------------------------------------------------------------------
Charlestown, WV, Residential Mortgage Rev.,
6.2%, 2011                                                               $     75,000         $     75,310
Kanawha County, WV, 0%, 2014 (c)                                            1,920,000            1,289,702
----------------------------------------------------------------------------------------------------------
                                                                                              $  1,365,012
----------------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.9%
----------------------------------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority Home
Mortgage Rev., Mortgage Backed Securities,
"A ", 4.75%, 2023                                                        $    680,000         $    680,116
West Virginia Housing Development Fund
Rev., 5.25%, 2018                                                           1,000,000            1,029,250
West Virginia Housing Development Fund
Rev., 5.3%, 2023                                                              920,000              940,976
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,650,342
----------------------------------------------------------------------------------------------------------
State & Local Agencies - 25.3%
----------------------------------------------------------------------------------------------------------
Huntington, WV, Municipal Development
Authority, Rev., MBIA, 5.1%, 2018                                        $  1,740,000         $  1,803,232
West Virginia Building Commission, "A ",
AMBAC, 5.375%, 2018 (u)                                                     9,040,000           10,176,961
West Virginia Building Commission, "B ",
AMBAC, 5.375%, 2018 (u)                                                     2,500,000            2,814,425
West Virginia Building Commission, Lease
Rev., MBIA, ETM, 0%, 2007 (c)                                               3,150,000            3,068,415
West Virginia Building Commission, Lease
Rev., MBIA, ETM, 0%, 2008 (c)                                               3,050,000            2,866,725
West Virginia Building Commission, Lease
Rev., MBIA, ETM, 0%, 2009 (c)                                               1,000,000              905,100
West Virginia Economic Development
Authority (Correctional Juvenile & Public),
5%, 2020                                                                    1,000,000            1,049,010
West Virginia Economic Development
Authority (Correctional Juvenile & Public),
MBIA, 5.5%, 2013                                                            1,000,000            1,098,670
West Virginia Economic Development
Authority (Correctional Juvenile & Public),
MBIA, 5%, 2026                                                              2,100,000            2,197,818
West Virginia Economic Development
Authority State Office Building, "B ", MBIA,
5.25%, 2030                                                                 1,355,000            1,443,834
West Virginia Economic Development
Authority, Auto Lease Rev., 5.2%, 2033                                      1,000,000            1,051,550
West Virginia Economic Development
Authority, Department of Environmental
Protection, 5.5%, 2022                                                      2,000,000            2,177,020
West Virginia Economic Development
Authority, Lease Rev. (State Office Building),
"B ", MBIA, 5.25%, 2025                                                       645,000              690,608
West Virginia Hospital Finance Authority,
Hospital Rev. (Veterans Nursing Home),
5.5%, 2034                                                                  1,000,000            1,027,470
West Virginia Hospital Finance Authority,
Hospital Rev. (West Virginia University
Hospital), AMBAC, 5%, 2018                                                  1,000,000            1,021,880
West Virginia School Building Authority,
Miscellaneous Tax Rev., FSA, 5.25%, 2021                                    2,550,000            2,629,458
----------------------------------------------------------------------------------------------------------
                                                                                              $ 36,022,176
----------------------------------------------------------------------------------------------------------
Tax - Other - 0.4%
----------------------------------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority Rev.,
"A ", 5.625%, 2025                                                       $    500,000         $    517,980
----------------------------------------------------------------------------------------------------------

Tobacco - 0.5%
----------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                                          $    665,000         $    686,054
----------------------------------------------------------------------------------------------------------
Toll Roads - 1.8%
----------------------------------------------------------------------------------------------------------
West Virginia Parkways, Economic
Development & Tourism Authority, Rev.,
FGIC, ETM, 0%, 2007 (c)                                                  $  2,000,000         $  1,948,200
West Virginia Parkways, Economic
Development & Tourism Authority, Rev.,
FGIC, ETM, 0%, 2008 (c)                                                       610,000              573,345
----------------------------------------------------------------------------------------------------------
                                                                                              $  2,521,545
----------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.3%
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Highway &
Transportation Authority Rev., "J ", MBIA,
5%, 2029                                                                 $  1,820,000         $  1,928,836
----------------------------------------------------------------------------------------------------------

Universities - Colleges - 20.8%
----------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Industrial
Tourist Education (University Plaza), MBIA,
5%, 2021                                                                 $  1,270,000         $  1,326,223
Fairmont State College, West Virginia,
College Rev., "A ", FGIC, 5%, 2032                                          3,210,000            3,351,946
Fairmont State College, West Virginia,
College Rev., "A ", FGIC, 5.375%, 2027                                      1,500,000            1,619,370
Fairmont State College, West Virginia,
College Rev., "A ", FGIC, 5%, 2032                                          2,250,000            2,342,880
Fairmont State College, West Virginia,
College Rev., "B ", FGIC, 5.25%, 2022                                       5,130,000            5,495,102
Shepherd University Board of Governors,
West Virginia Rev. (Residence Facilities
Projects), MBIA, 5%, 2035                                                   1,675,000            1,758,917
West Virginia Department of Higher
Education (Marshall University), FGIC,
5.25%, 2019                                                                 1,680,000            1,778,465
West Virginia Department of Higher
Education (Student Union James C. Wilson
College), 5.125%, 2022                                                      1,500,000            1,594,245
West Virginia Department of Higher
Education, "B ", FGIC, 5%, 2029                                             1,000,000            1,050,311
West Virginia Department of Higher
Education, "A ", MBIA, 5%, 2010                                             1,345,000            1,407,610
West Virginia University, Dormitory Rev.,
AMBAC, 5%, 2007 (c)                                                         2,000,000            2,051,240
West Virginia University, University Systems
Rev. (Marshall University), FGIC, 6%, 2020                                  2,705,000            2,935,466
West Virginia University, University Systems
Rev. (West Virginia University), MBIA,
5.5%, 2020                                                                  1,700,000            1,954,286
West Virginia, West Virginia University
Improvement Rev., "C ", FGIC, 5%, 2028                                      1,000,000            1,048,990
----------------------------------------------------------------------------------------------------------
                                                                                              $ 29,715,051
----------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.4%
----------------------------------------------------------------------------------------------------------
West Liberty State College, Capital
Improvement, 6%, 2028                                                    $    500,000         $    535,870
----------------------------------------------------------------------------------------------------------

Utilities - Investor Owned - 0.5%
----------------------------------------------------------------------------------------------------------
Mason County, WV, Pollution Control Rev.
(Appalachian Power Co.), 5.5%, 2022                                      $    750,000         $    777,427
----------------------------------------------------------------------------------------------------------

Water & Sewer Utility Revenue - 9.3%
----------------------------------------------------------------------------------------------------------
Fairmont, WV, Waterworks Rev., AMBAC,
5.25%, 2022                                                              $    200,000         $    226,970
West Virginia Water Development Authority
Loan Program, "B ", AMBAC, 4.75%, 2035                                        500,000              511,085
West Virginia Water Development Authority
Loan Program, "B ", AMBAC, 5.125%, 2024                                     2,140,000            2,294,701
West Virginia Water Development Authority
Rev., AMBAC, 6.25%, 2020                                                    1,000,000            1,086,750
West Virginia Water Development Authority
Rev., AMBAC, 5.25%, 2023                                                    1,000,000            1,076,320
West Virginia Water Development Authority
Rev., AMBAC, 5%, 2026                                                       2,850,000            3,006,693
West Virginia Water Development Authority
Rev., ETM, 7.1%, 2009 (c)                                                      80,000               84,232
West Virginia Water Development Authority,
"A ", FGIC, 5%, 2033                                                        1,500,000            1,579,305
West Virginia Water Development Authority,
Infrastructure Rev., "A ", AMBAC, 5%, 2033                                  1,950,000            2,042,840
West Virginia Water Development Authority,
Infrastructure Rev., FSA, 5.5%, 2010 (c)                                      390,000              418,220
West Virginia Water Development Authority,
Infrastructure Rev., FSA, 5.5%, 2010 (c)                                      895,000              959,762
----------------------------------------------------------------------------------------------------------
                                                                                              $ 13,286,878
----------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $140,685,052)                                         $148,481,905
----------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes-0.9%
----------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facility Development
Corp. Rev. (Scott & White Memorial
Hospital), 3.89%, due 10/02/06                                           $    100,000         $    100,000
Illinois Development Finance Authority Rev.
(Jewish Federation of Metropolitan Chicago),
3.89%, due 10/02/06                                                           200,000              200,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), 3.81%, due 10/02/06                                      200,000              200,000
New York, NY, Municipal Water & Sewer
Finance Authority Rev., 3.78%, due 10/02/06                                   100,000              100,000
Sevier County, TN, Public Building Authority,
3.76%, due 10/05/06                                                           500,000              500,000
State of Oregon, "73G ", 3.8%, due 10/04/06                                   100,000              100,000
----------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES
(IDENTIFIED COST, $1,200,000)                                                                 $  1,200,000
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $141,885,052) (k)                                         $149,681,905
----------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.1)%                                                         (7,215,274)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $142,466,631
----------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                     UNREALIZED
                       NOTIONAL                           CASH FLOWS           CASH FLOWS           APPRECIATION
EXPIRATION             AMOUNT         COUNTERPARTY        TO RECEIVE             TO PAY            (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD  3,000,000   Merrill Lynch         7-Day BMA          2.795% (fixed rate)     $ 25,825
11/09/26           USD  1,500,000   Goldman Sachs      5.787% (fixed rate)      3-Month LIBOR          92,185
                                                                                                     --------
                                                                                                     $118,010
                                                                                                     --------

At September 30, 2006, the fund had sufficient  cash and/or  securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(c) Refunded bond.
(k) As of September 30, 2006, the following funds held securities fair valued in accordance with the policies adopted by the Board of Trustees. All of these security values were provided by an independent pricing service using an evaluated bid.

FUND                                            MARKET VALUE                  % OF MARKET VALUE
----                                            ------------                  -----------------
Mississippi Fund                               $ 88,405,558                      99.44%
New York Fund                                   169,103,758                      98.60%
North Carolina Fund                             348,605,095                      99.37%
Pennsylvania Fund                               111,720,979                      98.03%
South Carolina Fund                             161,483,098                      99.20%
Tennessee Fund                                  109,898,542                      99.04%
Virginia Fund                                   307,136,316                      99.13%
West Virginia Fund                              148,481,905                      99.20%

(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $149,996, representing 1.4%
    of net assets for the Pennsylvania Fund.

(p) Primary inverse floater.

(u) As restated (See Note 8). Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters (See Note 7).

(v) Externally deposited inverse floater.

(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. South Carolina Fund holds the following restricted security:

                                                                ACQUISITION    ACQUISITION    CURRENT        TOTAL %
FUND               DESCRIPTION                                  DATE           COST      MARKET VALUE   OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------
South Carolina     Puerto Rico Electric Power Authority,
Fund               RITES, FSA, 6.558%, 2015                    9/16/99      976,500      1,055,720
                                                                                        ----------               ---
                   Total Restricted Securities                                          $1,055,720               0.7%
                                                                                        ==========               ===

The following abbreviations are used in this report and are
defined:
BMA                 Bond Market Assn.
COP                 Certificate of Participation
ETM                 Escrowed to Maturity
LIBOR               London Interbank Offered Rate
LOC                 Letter of Credit

Insurers                                                     Inverse Floaters
----------------------------------------------------------------------------------------------------------------
AMBAC               AMBAC Indemnity Corp.                    RITES         Residual Interest Tax-Exempt Security
ASST GTY            Assured Guaranty Insurance Co.
CIFG                CIFG IXIS Financial Guaranty
CONNIE LEE          Connie Lee Insurance Co.
FGIC                Financial Guaranty Insurance Co.
FHA                 Federal Housing Administration
FNMA                Federal National Mortgage Assn.
FSA                 Financial Security Assurance Inc.
GNMA                Government National Mortgage Assn.
MBIA                MBIA Insurance Corp.
XLCA                XL Capital Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 9/30/06 (unaudited) (As Restated - See Note 8)

These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.

                                                                 MISSISSIPPI       NEW YORK       NORTH CAROLINA    PENNSYLVANIA
                                                                    FUND             FUND             FUND              FUND
ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                               $  84,813,730    $ 159,929,322    $ 330,377,708    $ 108,969,882
  Unrealized appreciation (depreciation)                            4,091,828       11,574,436       20,427,387        4,991,097
--------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                     $  88,905,558    $ 171,503,758    $ 350,805,095    $ 113,960,979
Cash                                                                    3,901           59,155           62,732           80,721
Receivable for investments sold                                       170,732          455,000           60,000          275,000
Receivable for fund shares sold                                        66,287           79,181          593,924          113,250
Interest receivable                                                 1,224,301        2,555,627        5,470,546        1,697,868
Receivable from investment adviser                                         --               --               --            8,331
Unrealized appreciation on interest rate swaps                         69,455          127,225          263,066           23,202
Other assets                                                              319              556              985              398
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    $  90,440,553    $ 174,780,502    $ 357,256,348    $ 116,159,749
--------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Distributions payable                                           $     125,987    $     215,516    $     386,565    $     133,041
Payable for investments purchased                                          --          968,528               --               --
Payable to the holder of the floating rate certificate
  from trust assets                                                 5,360,000       10,350,000       21,425,000        6,170,000
Payable for fund shares reacquired                                     34,798          157,645          309,958           33,204
Unrealized depreciation on interest rate swaps                         43,423           20,911          108,558           72,149
Payable to affiliates -
  Management fee                                                        2,087            4,012            8,231            2,700
  Shareholder servicing costs                                           1,801            3,322            8,831            6,881
  Distribution and service fees                                           879            5,989           12,984           13,168
  Administrative services fee                                             194              306              552              229
Payable for independent trustees' compensation                          9,807           12,793           16,095            9,771
Payable for interest expense and fees                                  58,922          139,743          210,085           80,374
Accrued expenses and other liabilities                                 38,090           53,320           79,060           43,700
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               $   5,675,988    $  11,932,085    $  22,565,919    $   6,565,217
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                      $  84,764,565    $ 162,848,417    $ 334,690,429    $ 109,594,532
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
--------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                 $  80,985,222    $ 151,080,727    $ 313,634,342    $ 104,808,869
Unrealized appreciation (depreciation) on investments               4,117,860       11,680,750       20,581,895        4,942,150
Accumulated net realized gain (loss) on investments                  (277,985)         535,857        1,023,265           (5,581)
Accumulated distributions in excess of net investment income          (60,532)        (448,917)        (549,073)        (150,906)
--------------------------------------------------------------------------------------------------------------------------------
Net assets                                                      $  84,764,565    $ 162,848,417    $ 334,690,429    $ 109,594,532
--------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) (As Restated - See Note 8) - continued

                                                                 MISSISSIPPI       NEW YORK       NORTH CAROLINA    PENNSYLVANIA
                                                                    FUND             FUND             FUND              FUND
Net Assets
Class A                                                         $  74,635,218    $ 119,896,982    $ 271,422,024    $  72,574,677
Class B                                                            10,129,347       27,761,080       30,690,242       37,019,855
Class C                                                                   --        15,190,355       32,578,163               --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                $  84,764,565    $ 162,848,417    $ 334,690,429    $ 109,594,532
--------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                             7,586,331       10,658,512       22,705,039        7,074,139
Class B                                                             1,028,261        2,475,829        2,570,916        3,599,267
Class C                                                                    --        1,352,339        2,727,018               --
--------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                     8,614,592       14,486,680       28,002,973       10,673,406
--------------------------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)          $        9.84    $       11.25    $       11.95    $       10.26
--------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25_net asset value per share)  $       10.33    $       11.81    $       12.55    $       10.77

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)          $       9.85   $ $       11.21    $      11.94     $       10.29
--------------------------------------------------------------------------------------------------------------------------------

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)          $          --   $        11.23    $      11.95     $          --
--------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS


Statement of Assets and Liabilities (unaudited) (As Restated - See Note 8) - continued

                                                                    SOUTH CAROLINA     TENNESSEE         VIRGINIA      WEST VIRGINIA
                                                                         FUND            FUND              FUND            FUND
                                                                                     (NOT RESTATED)
ASSETS
Investments -
  Identified cost                                                   $ 153,369,698    $ 105,107,274    $ 294,942,484    $ 141,885,052
  Unrealized appreciation (depreciation)                                9,413,400        5,861,268       14,883,832        7,796,853
------------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                         $ 162,783,098    $ 110,968,542    $ 309,826,316    $ 149,681,905
Cash                                                                       65,114           24,530           75,212           61,683
Receivable for investments sold                                               --         1,020,000        2,889,912          160,000
Receivable for fund shares sold                                           243,573           17,046          267,790          102,122
Interest receivable                                                     2,558,491        1,603,215        4,792,124        2,425,850
Unrealized appreciation on interest rate swaps                            118,010          441,278          600,740          118,010
Other assets                                                                  525              424              912              500
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        $ 165,768,811    $ 114,075,035    $ 318,453,006    $ 152,550,070
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Distributions payable                                               $     156,533    $     171,181    $     423,765    $     159,087
Payable for investments purchased                                         397,447               --               --               --
Payable to the holder of the floating rate
  certificate from trust assets                                         9,275,000               --       15,670,000        9,670,000
Payable for fund shares reacquired                                        355,491          196,777          516,903           90,063
Unrealized depreciation on interest rate swaps                             86,846               --               --               --
Payable to affiliates -
  Management fee                                                            3,830            2,807            7,427            3,508
  Shareholder servicing costs                                               3,450            4,352            8,943            5,050
  Distribution and service fees                                             5,718            4,069           10,142            4,709
  Administrative services fee                                                 295              236              505              277
Payable for independent trustees' compensation                             15,410           12,615           16,222           15,183
Payable for interest expense and fees                                     131,722              --           193,928           90,496
Accrued expenses and other liabilities                                     46,835           44,703           79,178           45,066
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   $  10,478,577    $     436,740    $  16,927,013    $  10,083,439
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $ 155,290,234    $ 113,638,295    $ 301,525,993    $ 142,466,631
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
Paid-in capital                                                     $ 146,132,172    $ 107,517,794    $ 286,466,325   $ 134,629,052
Unrealized appreciation (depreciation) on investments                   9,444,564        6,302,546       15,484,572       7,914,863
Accumulated net realized gain (loss) on investments                      (266,593)          27,228          258,507         133,754
Accumulated distributions in excess of net investment income              (19,909)        (209,273)        (683,411)       (211,038)
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $ 155,290,234    $ 113,638,295    $ 301,525,993   $ 142,466,631
------------------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) (As Restated - See Note 8) - continued

                                                                    SOUTH CAROLINA     TENNESSEE         VIRGINIA     WEST VIRGINIA
                                                                         FUND            FUND              FUND           FUND
                                                                                    (NOT RESTATED)

Net Assets
Class A                                                             $ 131,892,601    $  98,886,750    $ 273,842,334   $ 130,919,547
Class B                                                                23,397,633       14,751,545       14,683,969      11,547,084
Class C                                                                        --               --         12,999,690            --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $ 155,290,234    $ 113,638,295    $ 301,525,993   $ 142,466,631
-----------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                                10,683,291        9,296,694       23,835,042      11,312,503
Class B                                                                 1,896,384        1,387,887        1,279,054         998,257
Class C                                                                        --               --        1,131,741              --
-----------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                        12,579,675       10,684,581       26,245,837      12,310,760
-----------------------------------------------------------------------------------------------------------------------------------

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)              $       12.35    $       10.64    $       11.49   $       11.57
-----------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25_net asset value per share)      $       12.97    $       11.17    $       12.06   $       12.15
-----------------------------------------------------------------------------------------------------------------------------------

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)              $       12.34    $       10.63    $       11.48   $       11.57
-----------------------------------------------------------------------------------------------------------------------------------
Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)              $          --    $          --    $       11.49   $          --
-----------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/06 (unaudited) (As Restated - See Note 8)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund's operations.

                                                                 MISSISSIPPI    NEW YORK         NORTH CAROLINA     PENNSYLVANIA
                                                                    FUND          FUND              FUND               FUND
NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                        $2,299,900     $4,485,823        $8,888,462          $2,791,680
-------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                $  233,926     $  450,649          $909,136          $  300,832
  Distribution and service fees                                     38,700        374,606           784,376             197,750
  Shareholder servicing costs                                       55,074        107,201           202,864              71,934
  Administrative services fee                                       12,006         19,295            34,713              14,257
  Independent trustees' compensation                                 1,940          3,100             6,267               3,117
  Custodian fee                                                     18,687         31,142            50,367              25,633
  Shareholder communications                                         4,463         10,601            17,423               8,484
  Auditing fees                                                     20,883         20,883            20,883              21,085
  Legal fees                                                         1,841          2,626             4,228               2,213
  Interest expense and fees                                        100,865        199,455           406,898             116,773
  Miscellaneous                                                     22,077         29,897            35,485              24,093
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                    $510,462     $1,249,455        $2,472,640          $  786,171
-------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                               (3,885)        (6,918)           (12,822)             (4,992)
Reduction of expenses by investment adviser                      (106,548)      (205,261)          (414,091)           (198,238)
-------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                      $400,029     $1,037,276        $2,045,727          $  582,941
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           $1,899,871     $3,448,547        $6,842,735          $2,208,739
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) (identified cost basis) -
  Investment transactions                                       $   51,641     $  260,016        $  517,979          $  193,632
  Swap transactions                                                 30,279         48,036           279,967              18,587
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         $   81,920     $  308,052        $  797,946          $  212,219
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                   $  832,681     $1,396,069        $2,125,711          $1,012,708
  Swap transactions                                               (11,937)       (10,371)           (54,496)           (160,504)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                       $  820,744     $1,385,698        $2,071,215          $  852,204
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          $  902,664     $1,693,750        $2,869,161          $1,064,423
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $2,802,535     $5,142,297        $9,711,896          $3,273,162
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (unaudited) (As Restated - See Note 8) - continued

                                                              SOUTH CAROLINA         TENNESSEE      VIRGINIA          WEST VIRGINIA
                                                                  FUND                 FUND           FUND                 FUND
                                                                                   (NOT RESTATED)

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                        $4,177,826          $2,966,024      $8,247,208          $3,914,385
----------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                $  427,537          $  315,763      $  830,294          $  401,284
  Distribution and service fees                                    352,486             253,925         621,432             294,322
  Shareholder servicing costs                                       96,461              70,729         187,509              89,050
  Administrative services fee                                       18,518              14,761          32,068              17,637
  Independent trustees' compensation                                 3,482               3,118           6,245               3,580
  Custodian fee                                                     24,567              19,281          53,735              23,456
  Shareholder communications                                         7,540               6,910          16,880               7,260
  Auditing fees                                                     20,883              20,883          20,883              20,883
  Legal fees                                                         2,508               2,612           3,944               2,567
  Interest expense and fees                                        176,823                  --         294,445             184,433
  Miscellaneous                                                     24,172              22,462          33,396              22,536
----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                  $1,154,977          $  730,444      $2,100,831          $1,067,008
----------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                               (7,514)             (5,012)        (11,888)             (5,212)
Reduction of expenses by investment adviser                      (194,733)           (143,823)       (378,180)           (182,776)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                    $  952,730          $  581,609      $1,710,763          $  879,020
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           $3,225,096          $2,384,415      $6,536,445          $3,035,365
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) (identified cost basis) -
  Investment transactions                                       $   (1,337)         $  204,792      $  272,328          $   48,101
  Swap transactions                                                109,457            (311,473)       (200,021)            130,827
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         $  108,120          $ (106,681)     $   72,307          $  178,928
----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                    $1,118,233          $  239,037      $1,157,357          $1,008,446
  Swap transactions                                              (117,895)             592,962         613,711              19,443
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                       $1,000,338          $  831,999      $1,771,068          $1,027,889
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          $1,108,458          $  725,318      $1,843,375          $1,206,817
----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $4,333,554          $3,109,733      $8,379,820          $4,242,182
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
(unaudited) (Not Restated)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                    MISSISSIPPI     NEW YORK    NORTH CAROLINA      PENNSYLVANIA
SIX MONTHS ENDED 9/30/06                                               FUND           FUND           FUND               FUND

CHANGE IN NET ASSETS

OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                $ 1,899,871    $ 3,448,547   $  6,842,735       $  2,208,739
Net realized gain (loss) on investments                                   81,920        308,052        797,946            212,219
Net unrealized gain (loss) on investments                                820,744      1,385,698      2,071,215            852,204
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                 $ 2,802,535    $ 5,142,297   $  9,711,896       $  3,273,162
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                           $(1,651,979)    $(2,576,694)  $ (5,668,740)      $ (1,504,568)
  Class B                                                              (185,892)       (521,666)      (561,831)          (644,688)
  Class C                                                                    --        (292,717)      (575,848)                --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(1,837,871)   $(3,391,077)  $ (6,806,419)      $ (2,149,256)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                    $(2,261,619)   $(4,488,094)  $ (3,171,747)      $ (2,600,926)
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                           $(1,296,955)   $(2,736,874)  $   (266,270)      $ (1,477,020)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                86,061,520    165,585,291    334,956,699        111,071,552
At end of period                                                     $84,764,565    $162,848,417  $334,690,429       $109,594,532
---------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income         $   (60,532)   $  (448,917)  $   (549,073)      $   (150,906)
---------------------------------------------------------------------------------------------------------------------------------

                                                                     SOUTH CAROLINA    TENNESSEE         VIRGINIA    WEST VIRGINIA
SIX MONTHS ENDED 9/30/06                                                FUND             FUND               FUND          FUND
CHANGE IN NET ASSETS
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                $   3,225,096    $   2,384,415    $   6,536,445  $   3,035,365
Net realized gain (loss) on investments                                    108,120         (106,681)          72,307        178,928
Net unrealized gain (loss) on investments                                1,000,338          831,999        1,771,068      1,027,889
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                 $   4,333,554    $   3,109,733    $   8,379,820  $   4,242,182
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                            $  (2,717,800)   $  (2,050,898)   $  (5,872,798) $  (2,754,634)
  Class B                                                                 (434,014)        (286,802)        (285,678)      (207,761)
  Class C                                                                       --               --         (236,808)            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $  (3,151,814)   $  (2,337,700)   $  (6,395,284) $  (2,962,395)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                    $  (3,272,842)   $  (3,176,726)   $  (7,971,263) $  (5,616,917)
-----------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                           $  (2,091,102)   $  (2,404,693)   $  (5,986,727) $  (4,337,130)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                 157,381,336      116,042,988      307,512,720    146,803,761
At end of period                                                     $ 155,290,234    $ 113,638,295    $ 301,525,993  $ 142,466,631
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income         $     (19,909)   $    (209,273)   $    (683,411) $   (211,038)
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets (Not Restated) - continued

                                                                      MISSISSIPPI    NEW YORK    NORTH CAROLINA      PENNSYLVANIA
YEAR ENDED 3/31/06                                                       FUND           FUND         FUND                FUND
CHANGE IN NET ASSETS
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                $  3,838,529  $  7,198,028  $  14,258,999       $  4,423,018
Net realized gain (loss) on investments                                   286,632       809,461      1,019,442            343,891
Net unrealized gain (loss) on investments                              (1,103,224)   (2,621,239)    (3,747,594)          (599,785)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                 $  3,021,937  $  5,386,250  $  11,530,847       $  4,167,124
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                            $(3,413,002)  $ (5,263,309) $ (11,694,658)      $ (2,989,205)
  Class B                                                               (412,712)    (1,168,804)    (1,306,917)        (1,394,784)
  Class C                                                                      --      (642,938)    (1,170,926)                --
From net realized gain on investments
  Class A                                                                      --      (564,709)    (1,065,305)                --
  Class B                                                                      --      (152,917)      (135,859)                --
  Class C                                                                      --       (82,521)      (127,766)                --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(3,825,714)  $ (7,875,198) $ (15,501,431)      $ (4,383,989)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                    $(4,252,560)  $(12,844,892) $ (14,095,028)      $  1,890,721
---------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                           $(5,056,337)  $(15,333,840) $ (18,065,612)      $  1,673,856
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                 91,117,857   180,919,131    353,022,311        109,397,696
At end of period                                                     $ 86,061,520  $165,585,291  $ 334,956,699       $111,071,552
---------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income         $   (122,532) $   (506,387) $    (585,389)      $  (210,389)
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                                  SOUTH CAROLINA   TENNESSEE      VIRGINIA           WEST VIRGINIA
YEAR ENDED 3/31/06                                                    FUND           FUND          FUND                  FUND
CHANGE IN NET ASSETS
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $  6,758,875  $  4,974,219  $  13,515,722       $  6,088,091
Net realized gain (loss) on investments                                  690,541       481,186      1,195,139            401,417
Net unrealized gain (loss) on investments                            (2,164,942)    (1,720,907)    (4,166,118)        (1,928,663)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                $  5,284,474  $  3,734,498  $  10,544,743       $  4,560,845
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income
  Class A                                                           $(5,659,836)  $ (4,261,947) $ (12,295,006)      $ (5,562,081)
  Class B                                                            (1,056,777)      (664,458)      (688,908)          (467,115)
  Class C                                                                     --            --       (466,544)                --
From net realized gain on investments
  Class A                                                                     --      (373,368)            --                 --
  Class B                                                                     --       (67,191)            --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $ (6,716,613) $ (5,366,964) $ (13,450,458)      $ (6,029,196)
--------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                   $ (2,560,303) $ (7,850,463) $ ( 6,612,020)         $(521,038)
--------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                          $ (3,992,442) $ (9,482,929) $  (9,517,735)      $ (1,989,389)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                               161,373,778   125,525,917    317,030,455        148,793,150
At end of period                                                    $157,381,336  $116,042,988  $ 307,512,720       $146,803,761
--------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income        $    (93,191) $   (255,988) $    (824,572)      $   (284,008)
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND (AS RESTATED - SEE NOTE 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                           SIX MONTHS                       YEARS ENDED 3/31
                                                             ENDED           -----------------------------------------------------
                                                            9/30/06         2006       2005        2004       2003         2002
                                                           (UNAUDITED)
CLASS A
Net asset value, beginning of period                       $   9.73       $  9.82    $  10.02    $  10.02    $   9.61    $   9.78
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                  $   0.22       $  0.44    $   0.46    $   0.46    $   0.46    $   0.49
Net realized and unrealized gain (loss) on investments         0.10         (0.09)      (0.19)       0.01        0.44       (0.16)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           $   0.32       $  0.35    $   0.27    $   0.47    $   0.90    $   0.33
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                 $  (0.21)      $ (0.44)   $  (0.47)   $  (0.47)   $  (0.49)   $  (0.50)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $   9.84       $  9.73    $   9.82    $  10.02    $  10.02    $   9.61
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                     3.38(n)       3.59        2.76        4.77        9.48        3.45
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                         1.11(a)       1.07        0.93        0.82        0.84        0.85
Expenses after expense reductions (f)                          0.86(a)       0.82        0.68        0.62        0.64        0.65
Expenses after expense reductions and excluding interest
and fees (f)(l)                                                0.62(a)       0.64        0.58        0.62        0.64        0.65
Net investment income                                          4.56(a)       4.48        4.70        4.61        4.70        5.05
Portfolio turnover                                                9             9          19          12          22           6
Net assets at end of period (000 Omitted)                  $ 74,635       $75,597    $ 79,574    $ 82,507    $ 87,724    $ 76,004
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND - CONTINUED
(AS RESTATED - SEE NOTE 8)

                                                           SIX MONTHS                       YEARS ENDED 3/31
                                                             ENDED         ----------------------------------------------------
                                                            9/30/06         2006       2005        2004       2003         2002
                                                           (UNAUDITED)
CLASS B
Net asset value, beginning of period                     $   9.74       $  9.84    $ 10.03    $  10.04       $   9.62    $   9.79
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $   0.19       $  0.37    $  0.39    $   0.38       $   0.38    $   0.42
Net realized and unrealized gain (loss) on investments       0.10         (0.10)     (0.19)      (0.01)(g)       0.44       (0.17)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $   0.29       $  0.27    $  0.20    $   0.37       $   0.82    $   0.25
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $  (0.18)      $ (0.37)   $ (0.39)   $  (0.38)      $  (0.40)   $  (0.42)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   9.85       $  9.74    $  9.84    $  10.03       $  10.04    $   9.62
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                   2.99(n)       2.71       2.08        3.80           8.67        2.62
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       1.87(a)       1.83       1.70        1.64           1.67        1.65
Expenses after expense reductions (f)                        1.62(a)       1.58       1.45        1.44           1.47        1.45
Expenses after expense reductions and excluding
interest and fees (f)(l)                                     1.38(a)       1.40       1.35        1.44           1.47        1.45
Net investment income                                        3.80(a)       3.72       3.93        3.79           3.86        4.23
Portfolio turnover                                              9             9         19          12             22           6
Net assets at end of period (000 Omitted)                $ 10,129       $10,465    $11,544    $ 13,177       $ 12,900    $ 10,177
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)  Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NEW YORK MUNICIPAL BOND FUND
(AS RESTATED - SEE NOTE 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006        2005         2004       2003         2002
                                                           (UNAUDITED)
CLASS A
Net asset value, beginning of period                     $   11.13      $   11.30    $   11.53    $   11.49    $  10.94   $   11.14
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $    0.25      $    0.49    $    0.51    $    0.51    $   0.52   $    0.53
Net realized and unrealized gain (loss) on investments        0.11          (0.12)       (0.24)        0.04        0.56       (0.18)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $    0.36      $    0.37    $    0.27    $    0.55    $   1.08   $    0.35
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $   (0.24)     $   (0.49)   $   (0.50)   $   (0.51)   $  (0.53)  $   (0.55)
From net realized gain on investments                           --          (0.05)          --           --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $   (0.24)     $   (0.54)   $   (0.50)   $   (0.51)   $  (0.53)  $   (0.55)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   11.25      $   11.13    $   11.30    $   11.53    $  11.49   $   10.94
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                    3.30(n)        3.30         2.45         4.90       10.05        3.16
----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.31(a)        1.28         1.14         1.13        1.17        1.21
Expenses after expense reductions (f)                         1.06(a)        1.03         0.89         0.93        0.97        1.01
Expenses after expense reductions and excluding
interest and fees (f)(l)                                      0.82(a)        0.85         0.79         0.86        0.87        0.88
Net investment income                                         4.41(a)        4.36         4.47         4.39        4.56        4.80
Portfolio turnover                                               5             12           20           13          17          18
Net assets at end of period (000 Omitted)                $ 119,897      $ 118,476    $ 125,861    $ 131,642    $132,843   $ 121,717
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NEW YORK MUNICIPAL BOND FUND - CONTINUED (AS RESTATED - SEE NOTE 8)

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006        2005      2004       2003         2002
                                                           (UNAUDITED)
CLASS B
Net asset value, beginning of period                     $  11.09       $  11.27    $  11.49    $  11.45    $  10.93    $  11.13
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $   0.20       $   0.41    $   0.42    $   0.42    $   0.43    $   0.45
Net realized and unrealized gain (loss) on investments       0.12          (0.14)      (0.22)       0.04        0.54       (0.19)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $   0.32       $   0.27    $   0.20    $   0.46    $   0.97    $   0.26
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $  (0.20)      $  (0.40)   $  (0.42)   $  (0.42)   $  (0.45)   $  (0.46)
From net realized gain on investments                          --          (0.05)         --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $  (0.20)      $  (0.45)   $  (0.42)   $  (0.42)   $  (0.45)   $  (0.46)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  11.21       $  11.09    $  11.27    $  11.49    $  11.45    $  10.93
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                   2.92(n)        2.43        1.77        4.12        8.96        2.39
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       2.07(a)        2.03        1.89        1.87        1.92        1.96
Expenses after expense reductions (f)                        1.81(a)        1.78        1.64        1.67        1.72        1.76
Expenses after expense reductions and excluding
interest and fees (f)(l)                                     1.57(a)        1.60        1.54        1.60        1.62        1.63
Net investment income                                        3.67(a)        3.61        3.70        3.62        3.80        4.05
Portfolio turnover                                              5             12          20          13          17          18
Net assets at end of period (000 Omitted)                $ 27,761       $ 30,046    $ 35,328    $ 41,509    $ 40,867    $ 29,903
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NEW YORK MUNICIPAL BOND FUND - CONTINUED
(AS RESTATED - SEE NOTE 8)

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006        2005       2004       2003         2002
                                                           (UNAUDITED)
CLASS C
Net asset value, beginning of period                     $  11.11     $    11.29    $   11.51    $  11.47    $   10.93    $  11.13
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $   0.20     $     0.41    $    0.42    $   0.42    $    0.43    $   0.45
Net realized and unrealized gain (loss) on investments       0.12          (0.14)       (0.22)       0.04         0.56       (0.18)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $   0.32     $     0.27    $    0.20    $   0.46    $    0.99    $   0.27
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $  (0.20)    $    (0.40)   $   (0.42)   $  (0.42)   $   (0.45)   $  (0.47)
From net realized gain on investments                          --            (0.05)        --          --           --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $  (0.20)    $    (0.45)   $   (0.42)   $  (0.42)   $   (0.45)   $  (0.47)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  11.23     $    11.11    $   11.29    $  11.51    $   11.47    $  10.93
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                   2.91(n)        2.43         1.78        4.12         9.14        2.39
----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       2.07(a)        2.03         1.89        1.87         1.92        1.96
Expenses after expense reductions (f)                        1.82(a)        1.78         1.64        1.67         1.72        1.76
Expenses after expense reductions and excluding
interest and fees (f)(l)                                     1.58(a)        1.60         1.54        1.60         1.62        1.63
Net investment income                                        3.68(a)        3.61         3.72        3.63         3.81        4.05
Portfolio turnover                                              5             12           20          13           17          18
Net assets at end of period (000 Omitted)                $ 15,190     $   17,064    $  19,730    $ 21,907    $  14,005    $ 10,178
----------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)  Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
(AS RESTATED - SEE NOTE 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006        2005       2004       2003         2002
                                                           (UNAUDITED)
CLASS A
Net asset value, beginning of period                     $   11.85     $   11.99    $   12.30    $   12.24    $   11.68   $   11.89
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $    0.25     $    0.51    $    0.53    $    0.53    $    0.54   $    0.57
Net realized and unrealized gain (loss) on investments        0.10         (0.09)       (0.27)        0.07         0.58       (0.21)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $    0.35     $    0.42    $    0.26    $    0.60    $    1.12   $    0.36
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $   (0.25)    $   (0.51)   $   (0.53)   $   (0.53)   $   (0.56)  $   (0.57)
From net realized gain on investments                           --         (0.05)       (0.04)       (0.01)          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $   (0.25)    $   (0.56)   $   (0.57)   $   (0.54)   $   (0.56)  $   (0.57)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   11.95     $   11.85    $   11.99    $   12.30    $   12.24   $   11.68
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                    3.01(n)       3.49         2.15         5.01         9.71        3.08
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.38(a)       1.33         1.10         1.12         1.11        1.12
Expenses after expense reductions (f)                         1.12(a)       1.08         0.85         0.92         0.91        0.92
Expenses after expense reductions and excluding
interest and fees (f)(l)                                      0.87(a)       0.89         0.85         0.92         0.91        0.92
Net investment income                                         4.26(a)       4.24         4.38         4.30         4.50        4.78
Portfolio turnover                                               3             8            9            9           20          13
Net assets at end of period (000 Omitted)                $ 271,422     $ 270,124    $ 279,875    $ 305,185    $ 316,687   $ 303,250
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND - CONTINUED (AS RESTATED - SEE NOTE 8)

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006        2005        2004         2003        2002
                                                           (UNAUDITED)
CLASS B
Net asset value, beginning of period                     $   11.83       $  11.98    $   12.29    $   12.23    $   11.67    $ 11.89
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $    0.21       $   0.43    $    0.45    $    0.45    $    0.47    $  0.48
Net realized and unrealized gain (loss) on investments        0.11          (0.10)       (0.27)        0.07         0.57      (0.20)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $    0.32       $   0.33    $    0.18    $    0.52    $    1.04    $  0.28
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $   (0.21)      $  (0.43)   $   (0.45)   $   (0.45)   $   (0.48)   $ (0.50)
From net realized gain on investments                         --            (0.05)       (0.04)       (0.01)        --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $   (0.21)      $  (0.48)   $   (0.49)   $   (0.46)   $   (0.48)   $ (0.50)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   11.94       $  11.83    $   11.98    $   12.29    $   12.23    $ 11.67
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                    2.76(n)        2.73         1.49         4.33         9.01       2.33
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        2.03(a)        1.98         1.75         1.76         1.76       1.77
Expenses after expense reductions (f)                         1.78(a)        1.73         1.50         1.56         1.56       1.57
Expenses after expense reductions and excluding
interest and fees (f)(l)                                      1.53(a)        1.54         1.50         1.56         1.56       1.57
Net investment income                                         3.62(a)        3.59         3.72         3.64         3.85       4.07
Portfolio turnover                                               3              8            9            9           20         13
Net assets at end of period (000 Omitted)                $  30,690       $ 32,610    $  40,251    $  50,363    $  59,116    $57,534
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND - CONTINUED
(AS RESTATED - SEE NOTE 8)

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006       2005        2004         2003        2002
                                                           (UNAUDITED)
CLASS C
Net asset value, beginning of period                     $  11.84       $  11.98    $   12.29    $  12.23    $   11.67    $  11.89
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $   0.21       $   0.43    $    0.45    $   0.45    $    0.46    $   0.48
Net realized and unrealized gain (loss) on investments       0.11          (0.09)       (0.27)       0.07         0.58       (0.20)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $   0.32       $   0.34    $    0.18    $   0.52    $    1.04    $   0.28
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $  (0.21)      $  (0.43)   $   (0.45)   $  (0.45)   $   (0.48)   $  (0.50)
From net realized gain on investments                          --          (0.05)       (0.04)      (0.01)          --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $  (0.21)      $  (0.48)   $   (0.49)   $  (0.46)   $   (0.48)   $  (0.50)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  11.95       $  11.84    $   11.98    $  12.29    $   12.23    $  11.67
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                   2.76(n)        2.82         1.49        4.33         9.01        2.33
----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       2.02(a)        1.98         1.76        1.77         1.76        1.77
Expenses after expense reductions (f)                        1.77(a)        1.73         1.51        1.57         1.56        1.57
Expenses after expense reductions and excluding
interest and fees (f)(l)                                     1.52(a)        1.54         1.51        1.57         1.56        1.57
Net investment income                                        3.61(a)        3.61         3.76        3.67         3.84        4.07
Portfolio turnover                                              3              8            9           9           20          13
Net assets at end of period (000 Omitted)                $ 32,578       $ 32,223    $  32,897    $ 35,256    $  31,836    $ 23,741
----------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)  Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND (AS RESTATED - SEE NOTE 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006       2005        2004         2003        2002
                                                           (UNAUDITED)
CLASS A
Net asset value, beginning of period                     $   10.15       $   10.17    $  10.31    $   10.21    $   9.73    $  9.85
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $    0.22       $    0.43    $   0.44    $    0.42    $   0.45    $  0.48
Net realized and unrealized gain (loss) on investments        0.10           (0.02)      (0.14)        0.10        0.51      (0.11)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $    0.32       $    0.41    $   0.30    $    0.52    $   0.96    $  0.37
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $   (0.21)      $   (0.43)   $  (0.44)   $   (0.42)   $  (0.48)   $ (0.49)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   10.26       $   10.15    $  10.17    $   10.31    $  10.21    $  9.73
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                    3.22(n)         4.08        2.97         5.12       10.12       3.85
----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.17(a)         1.13        1.03         1.05        1.03       0.99
Expenses after expense reductions (f)                         0.81(a)         0.77        0.69         0.75        0.55       0.46
Expenses after expense reductions and excluding
interest and fees (f)(l)                                      0.60(a)         0.60        0.60         0.64        0.48       0.36
Net investment income                                         4.30(a)         4.24        4.33         4.12        4.47       4.90
Portfolio turnover                                               3               9          20           24          19         19
Net assets at end of period (000 Omitted)                $  72,575       $  72,429    $ 67,942    $  75,083    $ 68,705    $47,661
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND - CONTINUED (AS RESTATED - SEE NOTE 8)

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006       2005        2004         2003      2002
                                                           (UNAUDITED)
CLASS B
Net asset value, beginning of period                     $   10.18       $  10.20    $  10.34    $  10.24    $   9.75    $   9.88
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $    0.18       $   0.36    $   0.36    $   0.34    $   0.36    $   0.40
Net realized and unrealized gain (loss) on investments        0.10          (0.03)      (0.14)       0.10        0.53       (0.12)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $    0.28       $   0.33    $   0.22    $   0.44    $   0.89    $   0.28
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $   (0.17)      $  (0.35)   $  (0.36)   $  (0.34)   $  (0.40)   $  (0.41)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   10.29       $  10.18    $  10.20    $  10.34    $  10.24    $   9.75
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                    2.83(n)        3.30        2.19        4.38        9.21        2.86
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.93(a)        1.89        1.80        1.85        1.85        1.83
Expenses after expense reductions (f)                         1.57(a)        1.53        1.46        1.55        1.37        1.30
Expenses after expense reductions and excluding
interest and fees (f)(l)                                      1.36(a)        1.36        1.37        1.44        1.30        1.20
Net investment income                                         3.54(a)        3.49        3.56        3.32        3.62        4.06
Portfolio turnover                                               3              9          20          24          19          19
Net assets at end of period (000 Omitted)                $  37,020       $ 38,642    $ 41,455    $ 48,480    $ 46,941    $ 28,286
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND (AS RESTATED - SEE NOTE 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006       2005        2004         2003      2002
                                                           (UNAUDITED)
CLASS A
Net asset value, beginning of period                     $  12.25       $  12.36    $  12.61    $   12.53    $   12.00    $   12.15
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $   0.26       $   0.54    $   0.56    $    0.55    $    0.58    $    0.60
Net realized and unrealized gain (loss) on investments       0.09          (0.11)      (0.25)        0.10         0.54        (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $   0.35       $   0.43    $   0.31    $    0.65    $    1.12    $    0.44
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $  (0.25)      $  (0.54)   $  (0.56)   $   (0.57)   $   (0.59)   $   (0.59)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  12.35       $  12.25    $  12.36    $   12.61    $   12.53    $   12.00
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                   2.93(n)        3.48        2.52         5.30         9.51         3.68
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       1.38(a)        1.34        1.23         1.21         1.23         1.27
Expenses after expense reductions (f)                        1.13(a)        1.09        0.98         1.01         1.03         1.07
Expenses after expense reductions and excluding
interest and fees (f)(l)                                     0.90(a)        0.92        0.89         0.94         0.95         0.94
Net investment income                                        4.25(a)        4.35        4.50         4.39         4.68         4.91
Portfolio turnover                                              5             13          15           16           21           10
Net assets at end of period (000 Omitted)                $131,893       $131,167    $130,342    $ 137,911    $ 129,844    $ 121,438
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND - CONTINUED (AS RESTATED - SEE NOTE 8)

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006       2005        2004         2003      2002
                                                           (UNAUDITED)
CLASS B
Net asset value, beginning of period                     $  12.24       $   12.36    $  12.60    $   12.52    $  11.99    $   12.14
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $   0.22       $    0.46    $   0.48    $    0.47    $   0.50    $    0.52
Net realized and unrealized gain (loss) on investments       0.09           (0.12)      (0.24)        0.10        0.54        (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $   0.31       $    0.34    $   0.24    $    0.57    $   1.04    $    0.36
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $  (0.21)      $   (0.46)   $  (0.48)   $   (0.49)   $  (0.51)   $   (0.51)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  12.34       $   12.24    $  12.36    $   12.60    $  12.52    $   11.99
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                   2.60(n)         2.73        1.94         4.62        8.81         3.01
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       2.04(a)         1.99        1.88         1.86        1.88         1.92
Expenses after expense reductions (f)                        1.79(a)         1.74        1.63         1.66        1.68         1.72
Expenses after expense reductions and excluding
interest and fees (f)(l)                                     1.56(a)         1.57        1.54         1.59        1.60         1.59
Net investment income                                        3.61(a)         3.70        3.85         3.74        4.03         4.25
Portfolio turnover                                              5              13          15           16          21           10
Net assets at end of period (000 Omitted)                $ 23,398       $  26,214    $ 31,032    $  36,817    $ 37,603    $  34,139
-----------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) TENNESSEE MUNICIPAL BOND FUND (NOT RESTATED)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006       2005        2004         2003      2002
                                                           (UNAUDITED)
CLASS A
Net asset value, beginning of period                     $   10.56      $  10.71   $    10.96    $   10.90    $   10.43   $   10.58
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $    0.22      $   0.45   $     0.45    $    0.45    $    0.47   $    0.49
Net realized and unrealized gain (loss) on investments        0.08         (0.12)       (0.18)        0.06         0.49       (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $    0.30      $   0.33   $     0.27    $    0.51    $    0.96   $    0.35
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $   (0.22)     $  (0.44)  $    (0.44)   $   (0.45)   $   (0.49)  $   (0.50)
From net realized gain on investments                         --           (0.04)       (0.08)          --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $   (0.22)     $  (0.48)  $    (0.52)   $   (0.45)   $   (0.49)  $   (0.50)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   10.64      $  10.56   $    10.71    $   10.96    $   10.90   $   10.43
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                    2.88(n)       3.13         2.53         4.80         9.34        3.36
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.18(a)       1.19         1.16         1.14         1.17        1.14
Expenses after expense reductions (f)                         0.93(a)       0.94         0.91         0.94         0.97        0.94
Net investment income                                         4.24(a)       4.17         4.16         4.08         4.35        4.66
Portfolio turnover                                               5             5           11           19           16          12
Net assets at end of period (000 Omitted)                $  98,887      $ 98,825   $  104,837    $ 118,990    $ 115,819   $ 101,294
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) TENNESSEE MUNICIPAL BOND FUND - CONTINUED (NOT RESTATED)

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006       2005        2004         2003      2002
                                                           (UNAUDITED)
CLASS B
Net asset value, beginning of period                     $  10.56       $  10.70    $  10.95    $   10.89    $  10.42    $  10.57
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $   0.19       $   0.38    $   0.38    $    0.38    $   0.40    $   0.42
Net realized and unrealized gain (loss) on investments       0.07          (0.11)      (0.18)        0.06        0.49       (0.14)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $   0.26       $   0.27    $   0.20    $    0.44    $   0.89    $   0.28
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $  (0.19)      $  (0.37)   $  (0.37)   $   (0.38)   $  (0.42)   $  (0.43)
From net realized gain on investments                        --            (0.04)      (0.08)          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders             $  (0.19)      $  (0.41)   $  (0.45)   $   (0.38)   $  (0.42)   $  (0.43)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  10.63       $  10.56    $  10.70    $   10.95    $  10.89    $  10.42
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                   2.45(n)        2.56        1.87         4.12        8.64        2.69
---------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       1.83(a)        1.84        1.81         1.79        1.82        1.79
Expenses after expense reductions (f)                        1.58(a)        1.59        1.56         1.59        1.62        1.59
Net investment income                                        3.60(a)        3.52        3.51         3.43        3.70        4.00
Portfolio turnover                                              5              5          11           19          16          12
Net assets at end of period (000 Omitted)                $ 14,752       $ 17,217    $ 20,689    $  24,306    $ 27,546    $ 26,183
---------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) VIRGINIA MUNICIPAL BOND FUND (AS RESTATED - SEE NOTE 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006       2005        2004         2003        2002
                                                           (UNAUDITED)
CLASS A
Net asset value, beginning of period                     $  11.41       $  11.52    $   11.73    $   11.61    $  11.14    $   11.36
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $   0.25       $   0.51    $    0.53    $    0.53    $   0.53    $    0.54
Net realized and unrealized gain (loss) on investments       0.08          (0.12)       (0.21)        0.12        0.47        (0.22)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $   0.33       $   0.39    $    0.32    $    0.65    $   1.00    $    0.32
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $  (0.25)      $  (0.50)   $   (0.53)   $   (0.53)   $  (0.53)   $   (0.54)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  11.49       $  11.41    $   11.52    $   11.73    $  11.61    $   11.14
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                   2.89(n)        3.45         2.83         5.70        9.10         2.87
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       1.34(a)        1.30         1.10         1.13        1.13         1.12
Expenses after expense reductions (f)                        1.08(a)        1.05         0.85         0.93        0.93         0.92
Expenses after expense reductions and excluding
interest and fees (f)(l)                                     0.88(a)        0.90         0.85         0.93        0.93         0.92
Net investment income                                        4.39(a)        4.38         4.63         4.53        4.62         4.77
Portfolio turnover                                              3             13           11           11          13           14
Net assets at end of period (000 Omitted)                $273,842       $277,633    $ 285,185    $ 301,218    $308,164    $ 299,088
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) VIRGINIA MUNICIPAL BOND FUND - CONTINUED (AS RESTATED - SEE NOTE 8)

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006       2005        2004         2003      2002
                                                           (UNAUDITED)
CLASS B
Net asset value, beginning of period                     $  11.40       $  11.51    $  11.72    $  11.60    $  11.13    $  11.35
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $   0.21       $   0.43    $   0.46    $   0.45    $   0.46    $   0.47
Net realized and unrealized gain (loss) on investments       0.08          (0.11)      (0.21)       0.12        0.46       (0.22)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $   0.29       $   0.32    $   0.25    $   0.57    $   0.92    $   0.25
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $  (0.21)      $  (0.43)   $  (0.46)   $  (0.45)   $  (0.45)   $  (0.47)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  11.48       $  11.40    $  11.51    $  11.72    $  11.60    $  11.13
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                   2.56(n)        2.78        2.16        5.02        8.40        2.20
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       1.99(a)        1.95        1.75        1.77        1.78        1.78
Expenses after expense reductions (f)                        1.74(a)        1.70        1.50        1.57        1.58        1.58
Expenses after expense reductions and excluding
interest and fees (f)(l)                                     1.54(a)        1.55        1.50        1.57        1.58        1.58
Net investment income                                        3.75(a)        3.73        3.98        3.88        3.97        4.12
Portfolio turnover                                              3             13          11          11          13          14
Net assets at end of period (000 Omitted)                $ 14,684       $ 16,885    $ 19,637    $ 23,564    $ 25,470    $ 26,970
--------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) VIRGINIA MUNICIPAL BOND FUND - CONTINUED (AS RESTATED - SEE NOTE 8)

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006       2005        2004         2003      2002
                                                           (UNAUDITED)
CLASS C
Net asset value, beginning of period                     $  11.41       $  11.52    $  11.72    $  11.61    $  11.13    $  11.36
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $   0.21       $   0.43    $   0.46    $   0.45    $   0.45    $   0.47
Net realized and unrealized gain (loss) on investments       0.08          (0.11)      (0.20)       0.11        0.48       (0.23)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $   0.29       $   0.32    $   0.26    $   0.56    $   0.93    $   0.24
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $  (0.21)      $  (0.43)   $  (0.46)   $  (0.45)   $  (0.45)   $  (0.47)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  11.49       $  11.41    $  11.52    $  11.72    $  11.61    $  11.13
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                   2.56(n)        2.78        2.25        4.93        8.49        2.10
--------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       1.98(a)        1.95        1.75        1.77        1.78        1.77
Expenses after expense reductions (f)                        1.73(a)        1.70        1.50        1.57        1.58        1.57
Expenses after expense reductions and excluding
interest and fees (f)(l)                                     1.53(a)        1.55        1.50        1.57        1.58        1.57
Net investment income                                        3.74(a)        3.72        3.98        3.88        3.97        4.10
Portfolio turnover                                              3             13          11          11          13          14
Net assets at end of period (000 Omitted)                $ 13,000       $ 12,995    $ 12,208    $ 13,338    $ 12,758    $ 10,619
--------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a)  Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
(AS RESTATED - SEE NOTE 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006       2005        2004         2003       2002
                                                           (UNAUDITED)
CLASS A
Net asset value, beginning of period                     $   11.47     $   11.58    $   11.82    $  11.77    $   11.32    $   11.45
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $    0.24     $    0.48    $    0.51    $   0.51    $    0.55    $    0.57
Net realized and unrealized gain (loss) on investments        0.10         (0.11)       (0.25)       0.05         0.46        (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $    0.34     $    0.37    $    0.26    $   0.56    $    1.01    $    0.43
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $   (0.24)    $   (0.48)   $   (0.50)   $  (0.51)   $   (0.56)   $   (0.56)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   11.57     $   11.47    $   11.58    $  11.82    $   11.77    $   11.32
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                    2.97(n)       3.21         2.28        4.84         9.04         3.79
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
Expenses before expense reductions (f)                        1.41(a)       1.34         1.25        1.21         1.26         1.30
Expenses after expense reductions (f)                         1.16(a)       1.09         1.00        1.01         1.06         1.10
Expenses after expense reductions and excluding
interest and fees (f)(l)                                      0.91(a)       0.92         0.89        0.93         0.96         0.93
Net investment income                                         4.21(a)       4.16         4.35        4.33         4.71         4.97
Portfolio turnover                                               2             7           14          17           13            2
Net assets at end of period (000 Omitted)                $ 130,920     $ 134,416    $ 134,459    $140,599    $ 139,564    $ 121,860
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND - CONTINUED (AS RESTATED - SEE NOTE 8)

                                                           SIX MONTHS                        YEARS ENDED 3/31
                                                             ENDED          -----------------------------------------------------
                                                            9/30/06         2006       2005        2004         2003       2002
                                                           (UNAUDITED)
CLASS B
Net asset value, beginning of period                     $  11.46       $  11.58    $  11.82    $  11.76    $   11.31    $   11.44
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                $   0.20       $   0.41    $   0.43    $   0.43    $    0.47    $    0.50
Net realized and unrealized gain (loss) on investments       0.11          (0.13)      (0.24)       0.06         0.46        (0.15)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $   0.31       $   0.28    $   0.19    $   0.49    $    0.93    $    0.35
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
From net investment income                               $  (0.20)      $  (0.40)   $  (0.43)   $  (0.43)   $   (0.48)   $   (0.48)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  11.57       $  11.46    $  11.58    $  11.82    $   11.76    $   11.31
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                   2.72(n)        2.45        1.62        4.25         8.34         3.12
----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       2.06(a)        1.99        1.90        1.86         1.91         1.96
Expenses after expense reductions (f)                        1.81(a)        1.74        1.65        1.66         1.71         1.76
Expenses after expense reductions and excluding
interest and fees (f)(l)                                     1.56(a)        1.57        1.54        1.58         1.61         1.59
Net investment income                                        3.57(a)        3.51        3.71        3.68         4.06         4.31
Portfolio turnover                                              2              7          14          17           13            2
Net assets at end of period (000 Omitted)                $ 11,547       $ 12,388    $ 14,334    $ 17,744    $  19,443    $  16,248
----------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia
Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund's quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund's net asset determine value. When fair valuation is used, the value of investments used to determine each differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on each fund's financial statements.

DERIVATIVE RISK - Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. Each fund may enter into an interest rate swap in order to manage its exposure to interest fluctuations.

INDEMNIFICATIONS - Under each fund's organizational documents, liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Each fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally nonrecurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

INTEREST EXPENSE AND FEES - Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according deposited with the custodian by each fund. This amount, for the six months ended September 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, secured borrowings, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                            NORTH                    SOUTH                                 WEST
                              MISSISSIPPI     NEW YORK    CAROLINA   PENNSYLVANIA  CAROLINA    TENNESSEE    VIRGINIA     VIRGINIA
YEAR ENDED 3/31/06               FUND           FUND        FUND        FUND         FUND         FUND        FUND         FUND
------------------               ----           ----        ----        ----         ----         ----        ----         ----
Ordinary income (including any
short-term capital gains)      $        --  $        --  $   398,095 $        --  $       --  $    178,774 $         --  $       --
Tax-exempt income                3,825,714    7,075,051   14,172,501   4,383,989   6,716,613     4,915,444   13,450,458    6029,196
Long-term capital gain                  --      800,147      930,835          --          --       272,746           --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions            $ 3,825,714  $ 7,875,198  $15,501,431 $ 4,383,989  $6,716,613  $  5,366,964 $ 13,450,458  $6,029,196

YEAR ENDED 3/31/06
Ordinary income (including any
short-term capital gains)       $       --  $        --  $   338,971 $        --  $   36,036  $    194,393 $         --  $  35,541
Tax-exempt income                4,288,716    7,823,631   15,104,858   4,481,113   7,152,028     5,259,087   14,692,962   6,402,713
Long-term capital gain                  --           --    1,184,575          --          --       713,987           --         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions             $ 4,288,716 $ 7,823,631  $16,628,404 $4,481,113   $7,188,064  $  6,167,467 $ 14,692,962  $6,438,254

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                       NORTH                    SOUTH                                   WEST
                             MISSISSIPPI  NEW YORK    CAROLINA  PENNSYLVANIA  CAROLINA     TENNESSEE     VIRGINIA      VIRGINIA
AS OF 9/30/06                   FUND        FUND        FUND       FUND         FUND          FUND         FUND         FUND
------------------              ----        ----        ----       ----         ----          ----         ----         ----
Cost of investments       $ 79,477,890 $149,902,862 $308,686,177 $102,824,602 $143,829,132 $104,964,251 $279,013,417  $132,009,747
-----------------------------------------------------------------------------------------------------------------------------------
Gross appreciation           4,121,653   11,285,284   20,701,220    4,994,274    9,682,308    6,021,601   15,160,041     8,023,295
Gross depreciation             (53,985)     (34,388)      (7,302)     (27,897)      (3,342)     (17,310)     (17,142)      (21,137)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized
appreciation
(depreciation)            $  4,067,668  $11,250,896 $ 20,693,918 $  4,966,377 $  9,678,966   $6,004,291 $ 15,142,899  $  8,002,158

AS OF 3/31/06
Undistributed ordinary
income                    $         --  $    42,588 $         -- $         -- $         -- $         -- $         --  $        --
Undistributed tax-exempt
income                         198,486       76,149      586,480      162,694      445,131      154,994      276,734      228,967
Undistributed long-term
capital gain                        --      528,821           --           --           --           --           --           --
Capital loss carryforwards    (317,125)          --           --     (190,380)    (615,121)          --           --      (221,741)
Post-October capital loss
deferral                       (21,979)          --           --          --            --           --      (69,610)           --
Other temporary differences   (283,657)    (466,763)    (964,966)    (262,134)    (390,175)    (562,666)  (1,116,101)     (415,320)
Net unrealized appreciation
(depreciation)               3,238,954    9,835,675   18,529,096    3,951,577    8,536,487    5,756,140   13,984,109     6,965,886

The aggregate cost above includes prior fiscal year end tax adjustments. As of March 31, 2006, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                            MISSISSIPPI     PENNSYLVANIA    SOUTH CAROLINA       WEST VIRGINIA
            EXPIRATION DATE   FUND             FUND             FUND                 FUND
            3/31/09         $      --       $      --       $(615,121)            $ (75,960)
            3/31/10                --              --              --               (83,347)
            3/31/12                --        (190,380)             --                    --
            3/31/13          (287,448)             --              --               (62,434)
            3/31/14           (29,677)             --              --                    --
            ----------------------------------------------------------------------------------
            Total           $(317,125)      $(190,380)      $(615,121)            $(221,741)


In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to each fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on each fund's financial statements

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund's through February 28, 2009. For the six months ended September 30, 2006, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations.

  MISSISSIPPI   NEW YORK  NORTH CAROLINA   PENNSYLVANIA  SOUTH CAROLINA  TENNESSEE   VIRGINIA    WEST VIRGINIA
     FUND         FUND         FUND           FUND           FUND           FUND       FUND         FUND
 $106,330       $204,841      $413,244      $136,742        $194,335      $143,529    $377,406     $182,402

The management fee incurred for the six months ended September 30, 2006 was equivalent to an annual effective rate of 0.30% of each fund's average daily net assets.

For the Pennsylvania Fund, the investment adviser has agreed in writing to pay a portion of the exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund's average daily net assets. This unless changed or rescinded by the fund's Board of Trustees. For amounted to $61,216 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the funds.

  MISSISSIPPI   NEW YORK  NORTH CAROLINA   PENNSYLVANIA  SOUTH CAROLINA  TENNESSEE   VIRGINIA    WEST VIRGINIA
     FUND         FUND         FUND            FUND         FUND           FUND        FUND         FUND
   $15,321      $10,009       $25,759        $13,594       $15,714        $5,904      $18,575      $16,480

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that the fund will pay MFD for in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                   CLASS A
                                  ----------------------------------------------------------------------
                                                                    TOTAL        ANNUAL     DISTRIBUTION
                                  DISTRIBUTION       SERVICE    DISTRIBUTION    EFFECTIVE    AND SERVICE
                                    FEE RATE        FEE RATE       PLAN(d)       RATE(e)         FEE
Mississippi Fund                      0.10%          0.25%         0.35%           --        $     --
New York Fund                         0.10%          0.25%         0.35%         0.25%        148,253
North Carolina Fund                   0.10%          0.25%         0.35%         0.35%        467,708
Pennsylvania Fund                     0.10%          0.25%         0.35%         0.10%         35,909
South Carolina Fund                   0.10%          0.25%         0.35%         0.35%        228,769
Tennessee Fund                        0.10%          0.25%         0.35%         0.35%        172,410
Virginia Fund                         0.10%          0.25%         0.35%         0.35%        478,259
West Virginia Fund                    0.10%          0.25%         0.35%         0.35%        234,385

                                                                  CLASS B
                                  ----------------------------------------------------------------------
                                                                   TOTAL         ANNUAL     DISTRIBUTION
                                  DISTRIBUTION      SERVICE     DISTRIBUTION    EFFECTIVE   AND SERVICE
                                    FEE RATE        FEE RATE      PLAN(d)        RATE(e)       FEE
Mississippi Fund                      0.75%          0.25%        1.00%           0.76%      $38,700
New York Fund                         0.75%          0.25%        1.00%           1.00%      145,053
North Carolina Fund                   0.75%          0.25%        1.00%           1.00%      156,335
Pennsylvania Fund                     0.75%          0.25%        1.00%           0.86%      161,841
South Carolina Fund                   0.75%          0.25%        1.00%           1.00%      123,717
Tennessee Fund                        0.75%          0.25%        1.00%           1.00%       81,515
Virginia Fund                         0.75%          0.25%        1.00%           1.00%       78,252
West Virginia Fund                    0.75%          0.25%        1.00%           1.00%       59,937

                                                                 CLASS C
                                  ----------------------------------------------------------------------
                                                                   TOTAL         ANNUAL     DISTRIBUTION
                                  DISTRIBUTION      SERVICE     DISTRIBUTION    EFFECTIVE   AND SERVICE
                                    FEE RATE        FEE RATE      PLAN(D)        RATE(E)       FEE
New York Fund                         0.75%           0.25%       1.00%           1.00%      $81,300
North Carolina Fund                   0.75%           0.25%       1.00%           1.00%      160,333
Virginia Fund                         0.75%           0.25%       1.00%           1.00%       64,921

                                                    NORTH                     SOUTH                              WEST
                          MISSISSIPPI   NEW YORK   CAROLIN    PENNSYLVANIA   CAROLINA   TENNESSEE   VIRGINIA   VIRGINIA
                              FUND       FUND       FUND         FUND         FUND       FUND        FUND       FUND
Total Distribution and
Service Fees                $38,700     $374,606   $784,376     $197,750     $352,486  $253,925     $621,432   $294,322

(d) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    September 30, 2006 based on each class' average daily net assets. Payment of the Mississippi Fund's 0.25% annual
    Class A service fee and 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B shares of the
    Mississippi Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee.
    On assets attributable to all other Class B shares of the Mississippi Fund, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of Trustees may determine. Payment of the New York
    Fund's 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. Payment of the Pennsylvania Fund's 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class A service fee is currently being paid by the Pennsylvania Fund. Payment of the remaining 0.15% of the
    Pennsylvania Fund's Class A service fee is not yet in effect and will be implemented on such date as the fund's
    Board of Trustees may determine. For one year from the date of sale of Class B shares of the Pennsylvania Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares of the Pennsylvania Fund, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2006, were as follows:

                                                    NORTH                     SOUTH                             WEST
                          MISSISSIPPI   NEW YORK   CAROLINA   PENNSYLVANI    CAROLINA   TENNESSEE   VIRGINIA   VIRGINIA
CDSC IMPOSED                 FUND         FUND       FUND        FUND          FUND       FUND        FUND       FUND
Class A                     $  --       $   975    $    --      $    --       $   27     $    --     $   --     $    --
Class B                     6,900        30,463     19,406       39,233       21,147      10,040     21,140      10,864
Class C                       N/A           113      1,122         N/A         N/A          N/A          21        N/A

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the funds' for its services as shareholder servicing agent calculated as a determined periodically under the supervision of the fund's Board of each fund paid the following fees, which equated to the following annual percentage of each for shareholder services:

                                                    NORTH                     SOUTH                             WEST
                          MISSISSIPPI   NEW YORK   CAROLINA   PENNSYLVANI    CAROLINA   TENNESSEE   VIRGINIA   VIRGINIA
                             FUND         FUND       FUND        FUND          FUND       FUND        FUND       FUND
Expenses paid              $ 41,001     $78,987    $159,347    $ 52,728       $74,936   $ 55,345    $145,528    $70,334
Percentage of average
daily
net assets                   0.0964%     0.0964%     0.0964%     0.0964%       0.0964%   0.0964%      0.0964%    0.0964%

MFSC also receives payment from each fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the funds. For the six months ended September 30, 2006, these costs amounted to following. Each fund may also pay shareholder servicing related costs to non-related parties.

                            NORTH                    SOUTH                             WEST
MISSISSIPPI   NEW YORK    CAROLINA   PENNSYLVANIA   CAROLINA   TENNESSEE   VIRGINIA   VIRGINIA
   FUND         FUND        FUND        FUND         FUND       FUND        FUND       FUND
$2,372         $4,683       $9,396     $8,012       $3,887     $4,748     $10,229    $5,268

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Each fund's annual fixed amount is $17,500. The September 30, 2006 was equivalent to the following annual effective rates of each

                                                     NORTH                    SOUTH                              WEST
                          MISSISSIPPI   NEW YORK   CAROLINA   PENNSYLVANIA   CAROLINA   TENNESSEE   VIRGINIA    VIRGINIA
                            FUND          FUND       FUND        FUND         FUND        FUND        FUND       FUND
Percentage of average
daily net assets            0.0282%      0.0236%    0.0210%    0.0261%        0.0238%    0.0257%  0.0212%     0.0242%

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in the following pension expense for the funds. These amounts are included in Independent trustees' September 30, 2006.

                            NORTH                   SOUTH                             WEST
MISSISSIPPI   NEW YORK    CAROLINA   PENNSYLVANIA  CAROLINA   TENNESSEE   VIRGINIA   VIRGINIA
   FUND         FUND        FUND        FUND         FUND       FUND        FUND       FUND
  $346         $393         $805        $351          $791       $366     $802       $789

The deferred liability for retirement benefits payable to retired Trustees amounted to the following for each fund at
September 30, 2006, and is included in payable for independent trustees'

                            NORTH                   SOUTH                             WEST
MISSISSIPPI   NEW YORK    CAROLINA   PENNSYLVANIA  CAROLINA   TENNESSEE   VIRGINIA   VIRGINIA
   FUND         FUND        FUND        FUND         FUND       FUND        FUND       FUND
 $9,400       $12,104      $14,700      $9,288     $14,658      $12,085    $14,723    $14,655

OTHER - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement)
which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an
Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of
Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.
For the six months ended September 30, 2006, the fees paid to Tarantino LLC amounted to the following:

                            NORTH                   SOUTH                             WEST
MISSISSIPPI   NEW YORK    CAROLINA   PENNSYLVANIA  CAROLINA   TENNESSEE   VIRGINIA   VIRGINIA
   FUND         FUND        FUND        FUND         FUND       FUND        FUND       FUND
   $218        $420          $848        $280        $398       $294       $774        $374

MFS has agreed to reimburse the funds for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

                            NORTH                   SOUTH                             WEST
MISSISSIPPI   NEW YORK    CAROLINA   PENNSYLVANIA  CAROLINA   TENNESSEE   VIRGINIA   VIRGINIA
   FUND         FUND        FUND        FUND         FUND       FUND        FUND       FUND
-----------   --------    --------   ------------  --------   ---------   --------   --------
   $218       $420          $847        $280         $398       $294       $774        $374

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                                           NORTH                        SOUTH                                      WEST
             MISSISSIPPI     NEW YORK     CAROLINA     PENNSYLVANIA    CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                 FUND          FUND         FUND           FUND         FUND            FUND         FUND          FUND
             -----------   -----------   -----------   ------------   ----------    -----------   -----------   ----------
Purchases    $7,591,614    $ 8,384,893   $11,167,032    $3,573,680    $6,836,356    $ 6,106,165    $8,061,056   $2,537,622
Sales        $9,432,114    $12,740,254   $15,167,019    $7,341,301    $9,565,265    $10,654,894   $18,048,530   $8,455,703

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration permits the Trustees to issue an unlimited Transactions in each fund's shares were as follows:

                                 MISSISSIPPI FUND                                          NEW YORK FUND
                      -------------------------------------------         --------------------------------------------------
                      SIX MONTHS ENDED            YEAR ENDED               SIX MONTHS ENDED                YEAR ENDED
                           9/30/06                  3/31/06                    9/30/06                       3/31/06
                      -------------------      ------------------         -------------------        ----------------------
                      SHARES       AMOUNT      SHARES      AMOUNT         SHARES       AMOUNT        SHARES         AMOUNT
Shares sold
Class A               281,142   $2,724,451       866,381   $  8,546,452     715,625  $  7,915,015     653,127   $  7,390,698
Class B                20,407      198,403        24,252        239,436      44,081       486,768     138,910      1,569,384
Class C                    --            --           --             --      29,569       327,755     134,687      1,526,215
----------------------------------------------------------------------------------------------------------------------------
                      301,549   $2,922,854       890,633   $  8,785,888     789,275  $  8,729,538     926,724   $ 10,486,297

Shares issued to
 shareholders in
reinvestment of
distributions
Class A                96,252   $   935,502      185,126   $  1,824,861     137,902  $  1,533,961     324,484   $  3,670,111
Class B                 9,908        96,378       21,153        208,716      29,578       327,745      74,060        834,700
Class C                    --            --           --             --      15,927       176,771      39,815        449,550
----------------------------------------------------------------------------------------------------------------------------
                      106,160   $1,031,880       206,279   $  2,033,577     183,407  $  2,038,477     438,359   $  4,954,361

Shares reacquired

Class A              (563,700)  $(5,471,994)  (1,380,138)  $(13,645,231)   (839,413) $ (9,326,920) (1,469,796)  $(16,663,402)
Class B               (76,588)     (744,359)    (144,591)    (1,426,794)   (305,966)   (3,391,695)   (640,793)    (7,238,245)
Class C                    --            --           --             --    (228,469)   (2,537,494)   (387,465)    (4,383,903)
----------------------------------------------------------------------------------------------------------------------------
                     (640,288)  $(6,216,353)  (1,524,729)  $(15,072,025) (1,373,848) $(15,256,109) (2,498,054)  $(28,285,550)

Net change

Class A              (186,306)  $(1,812,041)    (328,631)   $(3,273,918)     14,114      $122,056   (492,185)   $ (5,602,593)
Class B               (46,273)     (449,578)     (99,186)      (978,642)   (232,307)   (2,577,182)   (427,823)    (4,834,161)
Class C                    --            --           --             --    (182,973)   (2,032,968)   (212,963)    (2,408,138)
----------------------------------------------------------------------------------------------------------------------------
                     (232,579)  $(2,261,619)    (427,817)   $(4,252,560)   (401,166)  $(4,488,094) (1,132,971)  $(12,844,892)

                                    NORTH CAROLINA FUND                                      PENNSYLVANIA FUND
                      -------------------------------------------         --------------------------------------------------
                      SIX MONTHS ENDED            YEAR ENDED               SIX MONTHS ENDED                YEAR ENDED
                           9/30/06                  3/31/06                    9/30/06                       3/31/06
                      -------------------      ------------------         -------------------        ----------------------
                      SHARES         AMOUNT       SHARES        AMOUNT         SHARES       AMOUNT        SHARES         AMOUNT
Shares sold
Class A                  997,329   $ 11,810,832   1,314,537    $15,818,825    477,884    $4,837,893    1,258,762       $12,897,989
Class B                   42,955        508,177     132,671      1,590,635     73,185       744,044      275,025         2,820,655
Class C                  138,266      1,630,450     271,600      3,270,481         --            --           --                --
----------------------------------------------------------------------------------------------------------------------------------
                       1,178,550   $ 13,949,459   1,718,808    $20,679,941    551,069    $5,581,937    1,533,787       $15,718,644

Shares issued to
shareholders in
reinvestment of
distributions
Class A                  312,240   $  3,692,942     698,501     $8,393,304     91,045      $922,780      185,707        $1,901,237
Class B                   26,728        315,597      69,832        838,029     39,928       405,814       87,173           894,888
Class C                   36,075        426,389      79,561        954,980         --            --           --                --
----------------------------------------------------------------------------------------------------------------------------------
                         375,043   $  4,434,928     847,894    $10,186,313    130,973    $1,328,594      272,880        $2,796,125

Shares reacquired

Class A               (1,401,362)  $(16,563,402) (2,554,557)  $(30,727,514)  (629,373)  $(6,362,173)    (990,703)     $(10,143,698)
Class B                 (254,745)    (3,003,316)   (807,609)    (9,719,958)  (310,624)   (3,149,284)    (631,297)       (6,480,350)
Class C                 (168,513)    (1,989,416)   (375,266)    (4,513,810)        --            --           --                --
----------------------------------------------------------------------------------------------------------------------------------
                      (1,824,620)  $(21,556,134) (3,737,432)  $(44,961,282)  (939,997)  $(9,511,457)  (1,622,000)     $(16,624,048)

Net change

Class A                  (91,793)  $ (1,059,628)   (541,519)   $(6,515,385)   (60,444)    $(601,500)      453,766        $4,655,528
Class B                 (185,062)    (2,179,542)   (605,106)    (7,291,294)  (197,511)   (1,999,426)    (269,099)        (2,764,807)
Class C                    5,828         67,423     (24,105)      (288,349)        --            --           --                --
----------------------------------------------------------------------------------------------------------------------------------
                        (271,027)  $(3,171,747)  (1,170,730)  $(14,095,028)  (257,955)  $(2,600,926)      184,667        $1,890,721

                                    SOUTH CAROLINA FUND                                       TENNESSEE FUND
                      -------------------------------------------         --------------------------------------------------
                      SIX MONTHS ENDED            YEAR ENDED               SIX MONTHS ENDED                YEAR ENDED
                           9/30/06                  3/31/06                    9/30/06                       3/31/06
                      -------------------      ------------------         -------------------        ----------------------
                      SHARES         AMOUNT       SHARES      AMOUNT       SHARES         AMOUNT        SHARES         AMOUNT
Shares sold

Class A                 473,037  $   5,778,509    1,132,204    $14,046,582     635,337     $6,697,438     493,536    $   5,305,262
Class B                  47,692        582,684       85,307      1,056,145       9,240         97,420      79,543          857,100
----------------------------------------------------------------------------------------------------------------------------------
                        520,729  $   6,361,193    1,217,511    $15,102,727     644,577     $6,794,858     573,079    $   6,162,362

Shares issued to
 shareholders in
reinvestment
of distributions
Class A                 154,968  $   1,894,212      307,593     $3,815,307     102,937     $1,084,791     210,399    $   2,255,583
Class B                  23,918        292,092       54,579        676,705      16,330        171,919      40,963          439,012
----------------------------------------------------------------------------------------------------------------------------------
                        178,886  $   2,186,304      362,172     $4,492,012     119,267     $1,256,710     251,362    $   2,694,595

Shares reacquired

Class A               (651,221)  $ (7,961,884)  (1,274,850)  $(15,823,297)   (797,875)   $(8,394,998) (1,135,271)    $(12,170,537)
Class B               (316,288)    (3,858,455)    (510,226)    (6,331,745)   (268,881)    (2,833,296)   (422,094)      (4,536,883)
----------------------------------------------------------------------------------------------------------------------------------
                      (967,509)  $(11,820,339)  (1,785,076)  $(22,155,042) (1,066,756)  $(11,228,294) (1,557,365)    $(16,707,420)

Net change

Class A                (23,216)     $(289,163)      164,947     $2,038,592    (59,601)     $(612,769)   (431,336)    $ (4,609,692)
Class B               (244,678)    (2,983,679)    (370,340)    (4,598,895)   (243,311)    (2,563,957)   (301,588)      (3,240,771)
----------------------------------------------------------------------------------------------------------------------------------
                      (267,894)   $(3,272,842)    (205,393)   $(2,560,303)   (302,912)   $(3,176,726)   (732,924)    $ (7,850,463)

                                     VIRGINIA FUND                                     WEST VIRGINIA FUND
                      --------------------------------------------------  -------------------------------------------------------
                        SIX MONTHS ENDED              YEAR ENDED             SIX MONTHS ENDED              YEAR ENDED
                            9/30/06                     3/31/06                  9/30/06                     3/31/06
                      ---------------------    -------------------------  ------------------------    ---------------------------
                     SHARES          AMOUNT        SHARES        AMOUNT       SHARES         AMOUNT       SHARES           AMOUNT
Shares sold
   Class A          692,937      $7,897,092      1,481,053    $17,100,137     300,134    $3,430,420      767,854       $8,913,846
   Class B           27,782         316,030        138,191      1,599,934      18,318       210,344       78,236          910,206
   Class C           88,470       1,006,755        152,773      1,767,443           -            -             -                -
---------------------------------------------------------------------------------------------------------------------------------
                    809,189      $9,219,877      1,772,017    $20,467,514     318,452    $3,640,764      846,090       $9,824,052

Shares issued to shareholders in
reinvestment of distributions

   Class A          303,729      $3,459,241        610,984     $7,063,585     163,720    $1,873,992      325,732       $3,779,345
   Class B           14,629         166,440         33,680        389,119      10,480       119,914       23,338          270,745
   Class C           13,733         156,357         26,043        300,916           -             -            -                -
---------------------------------------------------------------------------------------------------------------------------------
                    332,091      $3,782,038        670,707     $7,753,620     174,200    $1,993,906      349,070       $4,050,090

Shares reacquired
   Class A       (1,490,964)   $(16,954,757)    (2,517,056)  $(29,092,777)   (870,047)  $(9,980,288)    (981,278)    $(11,390,785)
   Class B         (244,113)     (2,774,296)      (396,940)    (4,587,647)   (111,099)   (1,271,299)    (258,946)      (3,004,395)
   Class C         (109,521)     (1,244,125)       (99,697)    (1,152,730)          -             -            -                -
---------------------------------------------------------------------------------------------------------------------------------
                 (1,844,598)   $(20,973,178)    (3,013,693)  $(34,833,154)   (981,146) $(11,251,587)  (1,240,224)    $(14,395,180)

Net change
   Class A         (494,298)    $(5,598,424)      (425,019)   $(4,929,055)   (406,193)  $(4,675,876)     112,308       $1,302,406
   Class B         (201,702)     (2,291,826)      (225,069)    (2,598,594)    (82,301)     (941,041)    (157,372)      (1,823,444)
   Class C           (7,318)        (81,013)        79,119        915,629           -             -            -                -
---------------------------------------------------------------------------------------------------------------------------------
                   (703,318)    $(7,971,263)      (570,969)   $(6,612,020)   (488,494)  $(5,616,917)     (45,064)       $(521,038)

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus
0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. The interest expense incurred and commitment fee allocated to each fund for the six months ended September 30, 2006 is included in miscellaneous expense on the Statement of Operations as follows:

                                                 NORTH           SOUTH                     WEST
                    MISSISSIPPI    NEW YORK   CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
                           FUND        FUND       FUND            FUND        FUND         FUND        FUND        FUND
Commitment Fee             $259        $507     $1,006            $335        $475         $352        $924        $447
Interest Expense              -           -          -               -           -            -           -           -

(7) INVERSE FLOATERS

The funds invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay taxexempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as ''inverse floaters''). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as ''self-deposited inverse floaters.'' If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as ''externally deposited inverse floaters.'' Such self-deposited inverse floaters held by the funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the funds in the Statements of Assets and Liabilities under the caption, ''Payable to the holder of the floating rate certificate from trust assets''. At September 30, 2006, the funds' Statement of Assets and Liabilities impacts were as follows:

                        PAYABLE TO THE      WEIGHTED AVERAGE
                         HOLDER OF THE      INTEREST RATE ON
                         FLOATING RATE         FLOATING RATE     VALUE OF BONDS
                      CERTIFICATE FROM   CERTIFICATES ISSUED     TRANSFERRED TO
FUND                      TRUST ASSETS          BY THE TRUST        THE TRUST

Mississippi Fund            $5,360,000                 3.42%        $11,929,227
New York Fund              $10,350,000                 3.66%        $22,950,051
North Carolina Fund        $21,425,000                 3.53%        $48,997,637
Pennsylvania Fund           $6,170,000                 3.44%        $13,742,913
South Carolina Fund         $9,275,000                 3.67%        $20,209,961
Tennessee Fund                      $0                    -                  $0
Virginia Fund              $15,670,000                 3.53%        $33,709,623
West Virginia Fund          $9,670,000                 3.71%        $21,354,786

Primary and externally deposited inverse floaters held by the funds are not accounted for as secured borrowings.

(8) RESTATEMENT INFORMATION

After the funds issued their September 30, 2006 financial statements, certain of the funds determined that the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds during the period ended September 30, 2006 and that its transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, certain of the funds have restated the Statements of Assets and Liabilities, including the Portfolios of Investments, as of September 30, 2006, the related Statements of Operations for the period then ended, and certain Financial Highlights for each of the applicable periods in the five years then ended, to give effect to this change, including recording interest on the bonds as interest income and interest paid to the holder of the floating rate certificate from trust assets as interest expense in the Statements of Operations. The funds' Statements of Changes in Net Assets were not restated. The Tennessee Fund did not invest in self-deposited inverse floaters and therefore no financial statement restatement is required.

The restatement did not affect the funds' reported net investment income, annual total return or net asset value.

                                       MISSISSIPPI FUND                   NEW YORK FUND                NORTH CAROLINA FUND
                                 ---------------------------    -----------------------------   -------------------------------
                                 PREVIOUSLY                      PREVIOUSLY                        PREVIOUSLY
                                 REPORTED          RESTATED        REPORTED         RESTATED         REPORTED       RESTATED
STATEMENT OF ASSETS AND
LIABILITIES
AT SEPTEMBER 30, 2006
(UNAUDITED)
Investments, identified cost    $79,484,502     $84,813,730     $150,042,832    $159,929,322    $308,832,423    $330,377,708
Unrealized appreciation         $ 4,061,056     $ 4,091,828     $ 11,110,926    $ 11,574,436    $ 20,547,672    $ 20,427,387
Investments, at value           $83,545,558     $88,905,558     $161,153,758    $171,503,758    $329,380,095    $350,805,095
Interest receivable             $ 1,165,379     $ 1,224,301     $  2,415,884    $  2,555,627    $  5,260,461    $  5,470,546
Total assets                    $85,021,631     $90,440,553     $164,290,759    $174,780,502    $335,621,263    $357,256,348
Payable to the holder of the
floating rate certificate from
trust assets                    $         -     $ 5,360,000     $          -    $ 10,350,000    $          -    $ 21,425,000
Payable for interest expense
and fees                        $         -     $    58,922     $          -    $    139,743    $          -    $    210,085
Total liabilities               $  257,066      $ 5,675,988     $  1,442,342    $ 11,932,085    $    930,834    $ 22,565,919
Unrealized appreciation
(depreciation) on
investments                     $4,087,088      $ 4,117,860     $11,217,240     $ 11,680,750    $ 20,702,180    $ 20,581,895
Accumulated net realized
gain (loss) on investments      $ (247,213)     $  (277,985)    $   999,367     $    535,857    $    902,980    $  1,023,265

Statement of Operations
Six Months ended
September 30, 2006
(unaudited)
Interest income                 $2,199,035      $ 2,299,900     $ 4,286,368     $  4,485,823    $  8,481,564    $  8,888,462
Interest expense and fees       $        -      $   100,865     $         -     $    199,455    $          -    $    406,898
Total expenses                  $  409,597      $   510,462     $ 1,050,000     $  1,249,455    $  2,065,742    $  2,472,640
Net expenses                    $  299,164      $   400,029     $   837,821     $  1,037,276    $  1,638,829    $  2,045,727

                                              PENNSYLVANIA FUND
                                   --------------------------------------
                                   PREVIOUSLY
                                    REPORTED                RESTATED
STATEMENT OF ASSETS AND
LIABILITIES
AT SEPTEMBER 30, 2006
(UNAUDITED)
Investments, identified cost      $102,842,449              $108,969,882
Unrealized appreciation           $  4,948,530              $  4,991,097
Investments, at value             $107,790,979              $113,960,979
Interest receivable               $  1,617,494              $  1,697,868
Total assets                      $109,909,375              $116,159,749
Payable to the holder of the
floating rate certificate from
trust assets                      $          -              $  6,170,000
Payable for interest expense
and fees                          $          -              $     80,374
Total liabilities                 $    314,843              $  6,565,217
Unrealized appreciation
(depreciation) on
investments                       $  4,899,583              $  4,942,150
Accumulated net realized
gain (loss) on investments        $     36,986              $     (5,581)

Statement of Operations
Six Months ended
September 30, 2006
(unaudited)
Interest income                   $  2,674,907              $  2,791,680
Interest expense and fees         $          -              $    116,773
Total expenses                    $    669,398              $    786,171
Net expenses                      $    466,168              $    582,941

                                                          SOUTH CAROLINA FUND          VIRGINIA FUND
                                                          -------------------          -------------
                                                        PREVIOUSLY                  PREVIOUSLY
                                                        REPORTED      RESTATED       REPORTED     RESTATED
                                                        --------      --------       --------     --------
STATEMENT OF ASSETS AND
LIABILITIES

AT SEPTEMBER 30, 2006 (UNAUDITED)

Investments, identified cost                           $144,055,177  $153,369,698  $279,164,976 $294,942,484
Unrealized appreciation                                  $9,452,921  $  9,413,400   $14,991,340  $14,883,832
Investments, at value                                  $153,508,098  $162,783,098  $294,156,316 $309,826,316
Interest receivable                                      $2,426,769  $  2,558,491    $4,598,196 $4,792,124
Total assets                                           $156,362,089  $165,768,811  $302,589,078 $318,453,006
Payable to the holder of the
floating rate certificate
from
trust assets                                           $         --  $  9,275,000  $         -- $ 15,670,000
Payable for interest expense and fees                  $         --  $    131,722  $         -- $    193,928
Total liabilities                                      $  1,071,855  $ 10,478,577  $  1,063,085 $ 16,927,013
Unrealized appreciation (depreciation) on investments  $  9,484,085  $  9,444,564  $ 15,592,080 $ 15,484,572
Accumulated net realized gain (loss) on investments    $   (306,114) $   (266,593) $    150,999 $    258,507

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

Interest income                                        $  4,001,003  $  4,177,826  $  7,952,763 $  8,247,208
Interest expense and fees                              $         --      $176,823  $         -- $   294,445
Total expenses                                         $    978,154  $  1,154,977  $  1,806,386 $  2,100,831
Net expenses                                           $    775,907  $    952,730  $  1,416,318 $  1,710,763

                                                          WEST VIRGINIA FUND
                                                          ------------------
                                                        PREVIOUSLY
                                                        REPORTED        RESTATED
                                                         --------        --------
STATEMENT OF ASSETS AND
LIABILITIES
AT SEPTEMBER 30, 2006 (UNAUDITED)

Investments, identified cost
Unrealized appreciation                                $132,091,143    $141,885,052
Investments, at value                                  $  7,920,762    $  7,796,853
Interest receivable                                    $140,011,905    $149,681,905
Total assets                                           $  2,335,354    $  2,425,850
Payable to the holder of the                           $142,789,574    $152,550,070
floating rate certificate
from
trust assets
Payable for interest expense and fees                  $         --    $  9,670,000
Total liabilities                                      $         --    $     90,496
Unrealized appreciation (depreciation) on investments  $    322,943    $ 10,083,439
Accumulated net realized gain (loss) on investments    $  8,038,772    $  7,914,863
                                                       $      9,845    $    133,754
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)

Interest income
Interest expense and fees                              $  3,729,952    $  3,914,385
Total expenses                                         $         --    $    184,433
Net expenses                                           $    882,575    $  1,067,008
                                                       $    694,587    $    879,020

                                                                                  MISSISSIPPI FUND
                                                 -------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                 9/30/06 (UNAUDITED)                    2006                    2005
                                                 -------------------                    ----                    ----
                                                 PREVIOUSLY             PREVIOUSLY            PREVIOUSLY
                                                  REPORTED   RESTATED   REPORTED   RESTATED   REPORTED     RESTATED
RATIOS (%) TO AVERAGE NET ASSETS:
CLASS A
Expenses before expense reductions                  0.87(a)   1.11(a)    0.89        1.07      0.83          0.93
Expenses after expense reductions                   0.62(a)   0.86(a)    0.64        0.82      0.58          0.68
Expenses after expense reductions and
excluding interest and fees(s)                       N/A      0.62(a)    N/A         0.64      N/A           0.58
CLASS B
Expenses before expense reductions                  1.63(a)   1.87(a)    1.65        1.83      1.60          1.70
Expenses after expense reductions                   1.38(a)   1.62(a)    1.40        1.58      1.35          1.45
Expenses after expense reductions and
excluding interest and fees(s)                       N/A      1.38(a)    N/A         1.40      N/A           1.35


                                                                              NEW YORK FUND
                                       ------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                           9/30/06 (UNAUDITED)                      2006                         2005
                                       ----------------------------    ---------------------------   ----------------------------
                                       PREVIOUSLY                       PREVIOUSLY                     PREVIOUSLY
RATIOS (%) TO AVERAGE NET ASSETS:       REPORTED          RESTATED       REPORTED         RESTATED       REPORTED        RESTATED
CLASS A
Expenses before expense reductions      1.07(a)            1.31(a)          1.10            1.28           1.04            1.14
Expenses after expense reductions       0.82(a)            1.06(a)          0.85            1.03           0.79            0.89
Expenses after expense reductions and
excluding interest and fees(s)           N/A               0.82(a)           N/A            0.85            N/A            0.79
CLASS B
Expenses before expense reductions      1.83(a)            2.07(a)          1.85            2.03           1.79            1.89
Expenses after expense reductions       1.57(a)            1.81(a)          1.60            1.78           1.54            1.64
Expenses after expense reductions and
excluding interest and fees(s)           N/A               1.57(a)           N/A            1.60            N/A            1.54
CLASS C
Expenses before expense reductions      1.83(a)            2.07(a)          1.85            2.03           1.79            1.89
Expenses after expense reductions       1.58(a)            1.82(a)          1.60            1.78           1.54            1.64
Expenses after expense reductions and
excluding interest and fees(s)           N/A               1.58(a)           N/A            1.60            N/A            1.54

                                                                              NEW YORK FUND
                                       ------------------------------------------------------------------------------------------
                                                    2004                      2003                         2002
                                       ----------------------------    ---------------------------   ----------------------------
                                       PREVIOUSLY                       PREVIOUSLY                     PREVIOUSLY
RATIOS (%) TO AVERAGE NET ASSETS:       REPORTED          RESTATED       REPORTED         RESTATED       REPORTED        RESTATED
---------------------------------       --------          --------       --------         --------       --------        --------
CLASS A
Expenses before expense reductions        1.06              1.13           1.07             1.17           1.08            1.21
Expenses after expense reductions         0.86              0.93           0.87             0.97           0.88            1.01
Expenses after expense reductions and
excluding interest and fees(s)             N/A              0.86            N/A             0.87            N/A            0.88
CLASS B
Expenses before expense reductions        1.80              1.87           1.82             1.92           1.83            1.96
Expenses after expense reductions         1.60              1.67           1.62             1.72           1.63            1.76
Expenses after expense reductions and
excluding interest and fees(s)             N/A              1.60            N/A             1.62            N/A            1.63
CLASS C
Expenses before expense reductions        1.80              1.87           1.82             1.92           1.83            1.96
Expenses after expense reductions         1.60              1.67           1.62             1.72           1.63            1.76
Expenses after expense reductions and
excluding interest and fees(s)             N/A              1.60            N/A             1.62            N/A            1.63

                                                             NORTH CAROLINA FUND
                                       --------------------------------------------------------------
                                            SIX MONTHS ENDED
                                           9/30/06 (UNAUDITED)                   2006
                                       ----------------------------    ---------------------------
                                       PREVIOUSLY                       PREVIOUSLY
RATIOS (%) TO AVERAGE NET ASSETS:       REPORTED          RESTATED       REPORTED         RESTATED
---------------------------------       --------          --------       --------         --------
CLASS A
Expenses before expense reductions       1.13(a)          1.38(a)          1.14             1.33
Expenses after expense reductions        0.87(a)          1.12(a)          0.89             1.08
Expenses after expense reductions and
excluding interest and fees(s)            N/A             0.87(a)           N/A             0.89
CLASS B
Expenses before expense reductions       1.78(a)          2.03(a)          1.79             1.98
Expenses after expense reductions        1.53(a)          1.78(a)          1.54             1.73
Expenses after expense reductions and
excluding interest and fees(s)            N/A             1.53(a)           N/A             1.54
CLASS C
Expenses before expense reductions       1.77(a)          2.02(a)          1.79             1.98
Expenses after expense reductions        1.52(a)          1.77(a)          1.54             1.73
Expenses after expense reductions and
excluding interest and fees(s)            N/A             1.52(a)           N/A             1.54


                                                                        PENNSYLVANIA FUND
                                                ----------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                 9/30/06 (UNAUDITED)                2006                      2005
                                                ----------------------   -----------------------   -------------------------
                                                PREVIOUSLY                PREVIOUSLY                 PREVIOUSLY
RATIOS (%) TO AVERAGE NET ASSETS:                 REPORTED     RESTATED     REPORTED     RESTATED      REPORTED     RESTATED
CLASS A
Expenses before expense reductions                 0.96(a)      1.17(a)         0.96         1.13          0.94         1.03
Expenses after expense reductions                  0.60(a)      0.81(a)         0.60         0.77          0.60         0.69
Expenses after expense reductions and
excluding interest and fees(s)                      N/A         0.60(a)          N/A         0.60           N/A         0.60
CLASS B
Expenses before expense reductions                 1.72(a)      1.93(a)         1.72         1.89          1.71         1.80
Expenses after expense reductions                  1.36(a)      1.57(a)         1.36         1.53          1.37         1.46
Expenses after expense reductions and
excluding interest and fees(s)                      N/A         1.36(a)          N/A         1.36           N/A         1.37

                                                                        PENNSYLVANIA FUND
                                                ----------------------------------------------------------------------------
                                                       2004                         2003                      2002
                                                ----------------------   -----------------------   -------------------------
                                                PREVIOUSLY                PREVIOUSLY                 PREVIOUSLY
RATIOS (%) TO AVERAGE NET ASSETS:                 REPORTED     RESTATED     REPORTED     RESTATED      REPORTED     RESTATED
CLASS A
Expenses before expense reductions                    0.94         1.05         0.96         1.03          0.89         0.99
Expenses after expense reductions                     0.64         0.75         0.48         0.55          0.36         0.46
Expenses after expense reductions and
excluding interest and fees(s)                         N/A         0.64          N/A         0.48           N/A         0.36
CLASS B
Expenses before expense reductions                    1.74         1.85         1.78         1.85          1.73         1.83
Expenses after expense reductions                     1.44         1.55         1.30         1.37          1.20         1.30
Expenses after expense reductions and
excluding interest and fees(s)                         N/A         1.44          N/A         1.30           N/A         1.20

                                                                        SOUTH CAROLINA FUND
                                                ----------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                 9/30/06 (UNAUDITED)                2006                      2005
                                                ----------------------   -----------------------   -------------------------
                                                PREVIOUSLY                PREVIOUSLY                 PREVIOUSLY
RATIOS (%) TO AVERAGE NET ASSETS:                 REPORTED     RESTATED     REPORTED     RESTATED      REPORTED     RESTATED
CLASS A
Expenses before expense reductions                 1.15(a)      1.38(a)         1.17         1.34          1.14         1.23
Expenses after expense reductions                  0.90(a)      1.13(a)         0.92         1.09          0.89         0.98
Expenses after expense reductions and
excluding interest and fees(s)                      N/A         0.90(a)          N/A         0.92           N/A         0.89
CLASS B
Expenses before expense reductions                 1.81(a)      2.04(a)         1.82         1.99          1.79         1.88
Expenses after expense reductions                  1.56(a)      1.79(a)         1.57         1.74          1.54         1.63
Expenses after expense reductions and
excluding interest and fees(s)                      N/A         1.56(a)          N/A         1.57           N/A         1.54

                                                                        SOUTH CAROLINA FUND
                                                ----------------------------------------------------------------------------
                                                       2004                         2003                      2002
                                                ----------------------   -----------------------   -------------------------
                                                PREVIOUSLY                PREVIOUSLY                 PREVIOUSLY
RATIOS (%) TO AVERAGE NET ASSETS:                 REPORTED     RESTATED     REPORTED     RESTATED      REPORTED     RESTATED
CLASS A
Expenses before expense reductions                    1.14         1.21         1.15         1.23          1.14         1.27
Expenses after expense reductions                     0.94         1.01         0.95         1.03          0.94         1.07
Expenses after expense reductions and
excluding interest and fees(s)                         N/A         0.94          N/A         0.95           N/A         0.94
CLASS B
Expenses before expense reductions                    1.79         1.86         1.80         1.88          1.79         1.92
Expenses after expense reductions                     1.59         1.66         1.60         1.68          1.59         1.72
Expenses after expense reductions and
excluding interest and fees(s)                         N/A         1.59          N/A         1.60           N/A         1.59

                                                              VIRGINIA FUND
                                                --------------------------------------------------
                                                  SIX MONTHS ENDED
                                                 9/30/06 (UNAUDITED)                2006
                                                ----------------------   -------------------------
                                                 PREVIOUSLY                PREVIOUSLY
RATIOS (%) TO AVERAGE NET ASSETS:                 REPORTED     RESTATED     REPORTED     RESTATED
CLASS A
Expenses before expense reductions                 1.14(a)      1.34(a)         1.15         1.30
Expenses after expense reductions                  0.88(a)      1.08(a)         0.90         1.05
Expenses after expense reductions and
excluding interest and fees(s)                      N/A         0.88(a)          N/A         0.90
CLASS B
Expenses before expense reductions                 1.79(a)      1.99(a)         1.80         1.95
Expenses after expense reductions                  1.54(a)      1.74(a)         1.55         1.70
Expenses after expense reductions and
excluding interest and fees(s)                      N/A         1.54(a)          N/A         1.55
CLASS C
Expenses before expense reductions                 1.78(a)      1.98(a)         1.80         1.95
Expenses after expense reductions                  1.53(a)      1.73(a)         1.55         1.70
Expenses after expense reductions and
excluding interest and fees(s)                      N/A         1.53(a)          N/A         1.55

                                                                        WEST VIRGINIA FUND
                                                ----------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                 9/30/06 (UNAUDITED)                2006                      2005
                                                ----------------------   -----------------------   -------------------------
                                                PREVIOUSLY                PREVIOUSLY                 PREVIOUSLY
RATIOS (%) TO AVERAGE NET ASSETS:                 REPORTED     RESTATED     REPORTED     RESTATED      REPORTED     RESTATED
CLASS A
Expenses before expense reductions                 1.16(a)      1.41(a)         1.17         1.34          1.14         1.25
Expenses after expense reductions                  0.91(a)      1.16(a)         0.92         1.09          0.89         1.00
Expenses after expense reductions and
excluding interest and fees(s)                      N/A         0.91(a)          N/A         0.92           N/A         0.89
CLASS B
Expenses before expense reductions                 1.81(a)      2.06(a)         1.82         1.99          1.79         1.90
Expenses after expense reductions                  1.56(a)      1.81(a)         1.57         1.74          1.54         1.65
Expenses after expense reductions and
excluding interest and fees(s)                      N/A         1.56(a)          N/A         1.57           N/A         1.54

                                                                        WEST VIRGINIA FUND
                                                ----------------------------------------------------------------------------
                                                        2004                        2003                      2002
                                                ----------------------   -----------------------   -------------------------
                                                PREVIOUSLY                PREVIOUSLY                 PREVIOUSLY
RATIOS (%) TO AVERAGE NET ASSETS:                 REPORTED     RESTATED     REPORTED     RESTATED      REPORTED     RESTATED
CLASS A
Expenses before expense reductions                    1.13         1.21         1.16         1.26          1.13         1.30
Expenses after expense reductions                     0.93         1.01         0.96         1.06          0.93         1.10
Expenses after expense reductions and
excluding interest and fees(s)                         N/A         0.93          N/A         0.96           N/A         0.93
CLASS B
Expenses before expense reductions                    1.78         1.86         1.81         1.91          1.79         1.96
Expenses after expense reductions                     1.58         1.66         1.61         1.71          1.59         1.76
Expenses after expense reductions and
excluding interest and fees(s)                         N/A         1.58          N/A         1.61           N/A         1.59

(a) Annualized.

While the "Statements of Assets and Liabilities" as of March 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable to the holder of the floating rate certificate from trust assets by corresponding amounts each year end, with no effect on previously reported net assets. The "Statements of Operations" for the years ended March 31, 2005, 2004, 2003 and 2002 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on previously reported net investment income.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT (NOT RESTATED)

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of each Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds' investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Funds for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Funds' advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Funds, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds' performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of each Fund's advisory fee, the Trustees considered, among other information, each Fund's advisory fee and the total expense ratio of each Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for each Fund through February 28, 2009 as part of MFS's settlement with the New York Attorney General concerning market timing and related matters.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above and any expense limitations, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds' behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds' portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

MFS MISSISSIPPI MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for each of the one and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

MFS NEW YORK MUNICIPAL BOND FUND

The Fund's Class A performance was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, the advisory fee reduction noted above and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account advisory fee reduction and the expense limitation) and total expense ratio were each lower than the Lipper expense group median.

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS TENNESSEE MUNICIPAL BOND FUND

The Fund's Class A performance was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS VIRGINIA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was at the Lipper expense group median.

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The Fund's Class A performance was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2005 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

ACCESS TO DISCLOSURE ON MFS WEB SITE

A discussion regarding the Board's most recent review and renewal of each Fund's investment advisory agreement will be available on or before November 1, 2006, by clicking on each Fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

                                Public Reference Room
                                Securities and Exchange Commission
                                100 F Street, NE, Room 1580
                                Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

ACCOUNT SERVICE AND
LITERATURE

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street,
Boston, MA 02116

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

MFS(R) MUNICIPAL INCOME FUND
(As Restated)

LETTER FROM THE CEO                      1
------------------------------------------
PORTFOLIO COMPOSITION                    2
------------------------------------------
EXPENSE TABLE                            3
------------------------------------------
PORTFOLIO OF INVESTMENTS                 5
------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES     26
------------------------------------------
STATEMENT OF OPERATIONS                 28
------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS     29
------------------------------------------
FINANCIAL HIGHLIGHTS                    30
------------------------------------------
NOTES TO FINANCIAL STATEMENTS           33
------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                      44
------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                             48
------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE          48
------------------------------------------
CONTACT INFORMATION             BACK COVER
------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL
INFORMATION OF SHAREHOLDERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED
OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------
   NOT FDIC INSURED o MAY LOSE VALUE o
   NO BANK OR CREDIT UNION GUARANTEE o
             NOT A DEPOSIT o
        NOT INSURED BY ANY FEDERAL
    GOVERNMENT AGENCY OR NCUA/NCUSIF
-------------------------------------------
                                                                         9/30/06
                                                                         LMB-SEM

LETTER FROM THE CEO                                 [Photo of Robert J. Manning]
(Not Restated)

Dear Shareholders:

      What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

      Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

      What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

      At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION (As Restated)
PORTFOLIO STRUCTURE(I)

                 Bonds                                103.9%
                 Cash & Other Net Assets               (3.9)%

TOP FIVE INDUSTRIES (I)

Healthcare Revenue - Hospitals                                             20.1%
--------------------------------------------------------------------------------
General Obligations - Schools                                               9.6%
--------------------------------------------------------------------------------
General Obligations - General Purpose                                       8.4%
--------------------------------------------------------------------------------
Utilities - Municipal Owned                                                 7.0%
--------------------------------------------------------------------------------
State & Local Agencies                                                      5.9%
--------------------------------------------------------------------------------

CREDIT QUALITY OF BONDS (R)

AAA                                                                        36.9%
--------------------------------------------------------------------------------
AA                                                                         11.3%
--------------------------------------------------------------------------------
A                                                                          16.5%
--------------------------------------------------------------------------------
BBB                                                                        22.0%
--------------------------------------------------------------------------------
BB                                                                          2.9%
--------------------------------------------------------------------------------
B                                                                           1.5%
--------------------------------------------------------------------------------
CCC                                                                         0.4%
--------------------------------------------------------------------------------
Not Rated                                                                   8.5%
--------------------------------------------------------------------------------

PORTFOLIO FACTS

Average Duration (d)                                                         5.8
--------------------------------------------------------------------------------
Average Life (m)                                                       13.9 yrs.
--------------------------------------------------------------------------------
Average Maturity (m)                                                   16.5 yrs.
--------------------------------------------------------------------------------
Average Credit Quality of Rated Securities (long-term) (a)                    A+
--------------------------------------------------------------------------------
Average Credit Quality of Rated Securities (short-term) (a)                  A-1
--------------------------------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 9/30/06.

Percentages are based on net assets as of 9/30/06, unless otherwise noted. The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE (As Restated)

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
APRIL 1, 2006 THROUGH SEPTEMBER 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 through September 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------
                                                                            Expenses
                          Annualized     Beginning         Ending         Paid During
Share                       Expense    Account Value    Account Value      Period (p)
Class                        Ratio        4/01/06          9/30/06      4/01/06-9/30/06
---------------------------------------------------------------------------------------
  A     Actual               0.96%       $1,000.00        $1,032.10          $4.89
        -------------------------------------------------------------------------------
        Hypothetical (h)     0.96%       $1,000.00        $1,020.26          $4.86
---------------------------------------------------------------------------------------
  B     Actual               1.71%       $1,000.00        $1,028.30          $8.69
        -------------------------------------------------------------------------------
        Hypothetical (h)     1.71%       $1,000.00        $1,016.50          $8.64
---------------------------------------------------------------------------------------
  C     Actual               1.71%       $1,000.00        $1,029.40          $8.70
        -------------------------------------------------------------------------------
        Hypothetical (h)     1.71%       $1,000.00        $1,016.50          $8.64
---------------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/06 (unaudited)
(As Restated - See Note 8)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 102.3%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 3.2%
-----------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Second Lien
Passenger Facility D), AMBAC, 5.5%, 2019                                           $    350,000      $    375,920
Chicago, IL, O'Hare International Airport Rev., FSA,
5.75%, 2022 (u)                                                                       3,000,000         3,303,265
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A",
MBIA, 5%, 2029                                                                          950,000         1,002,435
Indianapolis, IN, Local Public Improvement (Airport Authority
Project), "I", MBIA, 5%, 2034                                                           200,000           206,665
Louisville & Jefferson County, KY, Regional Airport Authority, "A",
MBIA, 6.5%, 2017                                                                      3,000,000         3,112,975
Miami-Dade County, FL, Aviation Rev., "A", CIFG, 5%, 2038                               500,000           520,942
New York, NY, City Industrial Development Agency, Special
Facilities Rev. (Terminal One Group), 5.5%, 2024                                        195,000           210,514
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017                               1,080,000         1,147,316
                                                                                                     ------------
                                                                                                     $  9,880,032
-----------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 8.3%
-----------------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA,
5.7%, 2025                                                                         $    645,000      $    702,657
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA,
5%, 2018                                                                              4,000,000         4,184,360
Commonwealth of Puerto Rico, Public Improvement, "A",
5.25%, 2027                                                                             235,000           252,211
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)                                     6,000,000         6,804,780
Country Club Hills, IL, "N", MBIA, 5%, 2031                                             710,000           748,333
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                    200,000           218,486
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                              850,000           931,430
Interlocken Metropolitan District, CO, Improvement, "C", XLCA,
0%, 2027                                                                                510,000           156,703
Kane Kendall County, IL, Capital Appreciation, "E", FGIC,
0%, 2023                                                                              1,360,000           593,354
Kane Kendall County, IL, Capital Appreciation, "E", FGIC,
0%, 2025                                                                              1,335,000           520,343
Massachusetts Consolidated Loan, "C", 5.875%, 2009 (c)                                3,205,000         3,431,561
Mobile County, AL, 6%, 2009 (c)                                                         800,000           851,752
New York, NY, "J", MBIA, 5%, 2017                                                     2,000,000         2,083,320
San Antonio, TX, 5%, 2020                                                               700,000           722,876
Southlake, TX, AMBAC, 0%, 2009 (c)                                                    3,185,000         1,246,195
Southlake, TX, AMBAC, 0%, 2009 (c)                                                    3,150,000         1,152,774
State of Illinois, MBIA, 5.5%, 2025                                                     110,000           115,840
State of Wisconsin, "C", 6%, 2010 (c)                                                 1,200,000         1,296,180
                                                                                                     ------------
                                                                                                     $ 26,013,155
-----------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.6%
-----------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                   $  1,000,000      $  1,080,010
Worcester, MA, FSA, 6%, 2010 (c)                                                      3,475,000         3,784,206
                                                                                                     ------------
                                                                                                     $  4,864,216
-----------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 9.5%
-----------------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                                $    490,000      $    195,314
De Soto, TX, Independent School District, School Building, PSF,
0%, 2031                                                                                380,000           109,068
De Soto, TX, Independent School District, School Building, PSF,
0%, 2034                                                                                285,000            69,278
De Soto, TX, Independent School District, School Building, PSF,
0%, 2036                                                                                380,000            82,897
Dudley-Charlton, MA, Regional School District, FGIC,
5.25%, 2013 (u)                                                                       2,990,000         3,359,624
Ennis, TX, Independent School District, Capital Appreciation, "N",
PSF, 0%, 2028                                                                           200,000            68,056
Ennis, TX, Independent School District, Capital Appreciation, "N",
PSF, 0%, 2029                                                                           385,000           126,292
Ennis, TX, Independent School District, Capital Appreciation, "N",
PSF, 0%, 2031                                                                           380,000           109,835
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                640,000           698,432
Florida Board of Education Capital Outlay, Public Education, "A",
5%, 2019                                                                              1,000,000         1,029,760
Fresno, CA, Unified School District, MBIA, 6.55%, 2020                                1,225,000         1,431,829
Goose Creek, TX, Consolidated School District, PSF, 5%, 2009 (c)                      2,500,000         2,597,775
Houston, TX, Independent School District, RITES,
6.525%, 2009 (v)(z)                                                                     500,000           538,180
Houston, TX, Independent School District, 5.25%, 2009 (u)                             3,650,000         3,789,357
Keller, TX, Independent School District, PSF, 6%, 2017                                  225,000           243,799
Knox County, KY, Independent School District, XLCA, 5.5%, 2029                          640,000           706,227
Lancaster, TX, Independent School District, Capital Appreciation,
FSA, 0%, 2014 (c)                                                                       485,000           176,525
Lancaster, TX, Independent School District, Capital Appreciation,
FSA, 0%, 2014 (c)                                                                       430,000           147,163
Lancaster, TX, Independent School District, Capital Appreciation,
FSA, 0%, 2025                                                                           275,000           113,603
Lancaster, TX, Independent School District, Capital Appreciation,
FSA, 0%, 2026                                                                           275,000           107,616
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2026                                              900,000           331,920
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2031                                              910,000           249,467
Leander, TX, Independent School District, PSF, 0%, 2018                               2,500,000         1,284,500
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                215,000           255,654
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                215,000           255,852
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009 (c)                                700,000           738,087
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA,
0%, 2029                                                                              1,115,000           393,372
Phenix City, AL, AMBAC, 5.65%, 2010 (c)                                               1,500,000         1,635,615
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                                   750,000           807,473
Prosper, TX, Independent School District, Capital Appreciation
School Building, "N", PSF, 0%, 2031                                                     515,000           145,122
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)                          1,705,000         1,845,594
San Jose Evergreen, CA, Community College District, Election 2004,
"A", MBIA, 0%, 2028                                                                     740,000           245,184
Wattsburg, PA, Public School Building Authority Rev., Capital
Appreciation, MBIA, 0%, 2029                                                          2,150,000           768,754
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                 1,665,000         1,799,216
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                 1,765,000         1,907,277
Wylie, TX, Independent School District, PSF, 5.25%, 2029                              1,080,000         1,148,731
                                                                                                     ------------
                                                                                                     $ 29,512,448
-----------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 19.8%
-----------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West
Penn Allegheny Health), 9.25%, 2030                                                $    650,000      $    772,948
Allegheny County, PA, Hospital Development Authority Rev. (West
Penn Allegheny Health), "B", 9.25%, 2022                                                350,000           415,912
Baldwin County, AL, Eastern Shore Health Care Authority Rev
(Thomas Hospital), 5.75%, 2008 (c)                                                      600,000           630,036
Baxter County, AR, Hospital Rev., 5.375%, 2014                                        1,000,000         1,033,750
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-
Elmira), "A", 6%, 2013                                                                  600,000           604,140
Colorado Health Facilities Authority Rev. (Portercare Adventist
Health Systems), 6.625%, 2011 (c)                                                       500,000           573,960
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.),
7.5%, 2030                                                                              900,000         1,008,801
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                              300,000           306,744
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                             500,000           533,910
District of Columbia, Health & Hospital Authority Rev. (Medstar
University Hospital), "D", 6.875%, 2007 (c)                                             700,000           708,547
Fulton County, NY, Industrial Development Agency, Civic Facilities
Rev. (Nathan Littauer Hospital), "A", 5.75%, 2009                                       205,000           208,274
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast
Georgia Health System, Inc.), 5.5%, 2031                                                445,000           464,460
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031                                                                             525,000           544,310
Henrico County, VA, Industrial Development Authority Rev. (Bon
Secours), RIBS, FSA, 8.177%, 2027 (p)                                                 5,000,000         6,684,000
Highlands County, FL, Health Facilities Authority Rev. (Adventist
Health Systems), "C", 5.25%, 2036                                                       465,000           493,063
Highlands County, FL, Health Facilities Authority Rev. (Adventist/
Sunbelt Hospital), 6%, 2011 (c)                                                         350,000           391,643
Illinois Health Facilities Authority Rev. (Condell Medical Center),
6.35%, 2015                                                                           1,000,000         1,067,800
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital),
5.75%, 2024                                                                             350,000           367,770
Illinois Health Facilities Authority Rev. (Passavant Memorial Area
Hospital Associates), 6%, 2024                                                          335,000           361,837
Illinois Health Facilities Authority Rev. (Riverside Health Systems),
5.75%, 2022                                                                             650,000           678,496
Illinois Health Facilities Authority Rev. (Sinai Health), FHA,
5.15%, 2037                                                                             640,000           670,842
Indiana Health Facilities Financing Authority Hospital Rev
(Deaconess Hospital), "A", AMBAC, 5.375%, 2034                                          565,000           606,867
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian
Health), "A", 5%, 2039                                                                  260,000           268,427
Indiana Health Facilities Financing Authority, Hospital Rev
(Munster Medical Research Foundation, Inc.), 6.375%, 2031                               500,000           533,570
Indiana Health Facilities Financing Authority, Hospital Rev
(Munster Medicial Research Foundation, Inc.), 6.375%, 2021                            1,700,000         1,814,903
Indiana Health Facilities Financing Authority, Hospital Rev
(Riverview Hospital), 5.25%, 2014                                                       400,000           410,840
Indiana Health Facilities Financing Authority, Hospital Rev
(Riverview Hospital), 6.125%, 2031                                                      250,000           267,878
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.5%, 2020                                            1,250,000         1,359,463
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.625%, 2028                                            250,000           272,933
Kentucky Economic Development Finance Authority, Refunding &
Improvement, "A", MBIA, 5%, 2018                                                      2,400,000         2,471,040
Knox County, TN, Health Educational Hospital Facility (Baptist
Health Systems, East Tennessee), 6.375%, 2022                                         1,000,000         1,066,670
Lauderdale County & Florence, AL (Coffee Health Group), "A",
MBIA, 5.25%, 2019                                                                     1,100,000         1,145,166
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025                                                1,000,000         1,046,140
Marion County, FL, Hospital District Rev. (Monroe Hospital),
5.625%, 2019                                                                            750,000           783,578
Marshall County, AL, Health Care Authority Rev., "A",
6.25%, 2022                                                                             500,000           552,005
Martin County, FL, Health Facilities Authority Rev. (Martin
Memorial Medical Center), "A", 5.75%, 2022                                              850,000           911,727
Maryland Health & Higher Educational Facilities Authority Rev
(Medstar Health), 5.5%, 2033                                                            305,000           323,337
Maryland Health & Higher Educational Facilities Authority Rev
(University of Maryland Medical System), 6.75%, 2010 (c)                              1,000,000         1,117,650
Massachusetts Health & Educational Facilities Authority Rev
(Caritas Christi), 5.7%, 2015                                                         1,000,000         1,042,990
Massachusetts Health & Educational Facilities Authority Rev
(Caritas Christi), "B", 6.5%, 2012                                                      400,000           434,956
Massachusetts Health & Educational Facilities Authority Rev
(Partners Healthcare Systems), "C", 5.75%, 2021                                         400,000           434,876
Mecosta County, MI, General Hospital Rev., 6%, 2018                                     300,000           308,991
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai
Medical Center), "A", 6.7%, 2019                                                        750,000           828,683
Michigan Hospital Finance Authority Rev. (Memorial Healthcare
Center), 5.75%, 2015                                                                    800,000           838,768
Monroe County, MI, Hospital Finance Authority Hospital Rev
(Mercy Memorial Hospital Corp.), 5.5%, 2035                                             670,000           703,132
Montgomery, AL, Special Care Facilities, Financing Authority Rev
(Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2014 (c)                             1,270,000         1,299,629
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
Hospital), 5.625%, 2032                                                                 375,000           396,109
Nassau County, NY, Industrial Development Agency, Civic Facilities
Rev. (North Shore Health System), 5.875%, 2011                                          330,000           345,616
New Hampshire Health & Educational Facilities Authority Rev
(Covenant Health), 6.5%, 2017                                                           820,000           918,958
New Hampshire Health & Educational Facilities Authority Rev
(Exeter Hospital), 6%, 2024                                                             500,000           549,900
New Jersey Health Care Facilities (Palisades Medical Center),
6.5%, 2021                                                                              500,000           548,160
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2023                                          1,000,000         1,085,080
Ohio County, WV, County Commission Health System Rev. (Ohio
Valley Medical Center), 5.75%, 2013                                                     900,000           870,624
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6%, 2014                                                                     600,000           663,798
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6.6%, 2031                                                                   255,000           279,936
Rhode Island Health & Education Building Corp. Hospital Financing
(Lifespan Obligated Group), "A", FSA, 5%, 2032                                        1,120,000         1,173,962
Rhode Island Health & Education Building Rev., Hospital Financing
(Lifespan Obligated Group), 6.5%, 2012 (c)                                            1,500,000         1,724,610
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems,
Inc.), 6.5%, 2027                                                                       290,000           298,947
Shelby County, TN, Educational & Housing Facilities Board Hospital
Rev. (Methodist Healthcare), 6%, 2012 (c)                                               300,000           337,323
Shelby County, TN, Educational & Housing Facilities Board Hospital
Rev. (Methodist Healthcare), 6%, 2012 (c)                                               500,000           562,205
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031                                 500,000           547,205
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020                        300,000           328,245
Stillwater, OK, Medical Center Authority (Stillwater Medical
Center), 6.5%, 2007 (c)                                                               1,000,000         1,037,160
Suffolk County, NY, Industrial Development Agency, Civic Facilities
Rev. (Huntington Hospital), "C", 5.875%, 2032                                         1,000,000         1,061,970
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020                                                              1,000,000         1,061,340
Tom Green County, TX, Health Facilities Rev. (Shannon Health
System), 6.75%, 2021                                                                    400,000           432,660
Upper Illinois River Valley Development, Health Facilities Rev
(Morris Hospital), 6.625%, 2031                                                         500,000           548,010
Valley, AL, Special Care Facilities Financing (Lanier Memorial
Hospital), 5.5%, 2007                                                                   500,000           505,380
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
Health Center), 6.375%, 2031                                                            750,000           808,050
Weirton, WV, Municipal Hospital Building, Commission Rev
(Weirton Hospital Medical Center), 6.375%, 2031                                         500,000           521,880
West Plains, MO, Industrial Development Authority Rev. (Ozarks
Medical Center), 6.75%, 2024                                                            195,000           201,839
West Shore, PA, Hospital Authority (Holy Spirit Hospital),
6.25%, 2032                                                                           1,000,000         1,075,510
Wichita, KS, Hospital Authority Rev. (Via Christi Health System),
6.25%, 2019                                                                           1,500,000         1,666,125
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian
Healthcare, Inc.), 6%, 2017                                                             325,000           347,298
Wisconsin Health & Educational Facilities Authority Rev. (Aurora
Health Care, Inc.), 6.875%, 2030                                                        750,000           864,465
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton
Franciscan Services), 6.25%, 2022                                                     1,000,000         1,113,070
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev
(St. John's Riverside Hospital), 6.8%, 2016                                             385,000           411,769
                                                                                                     ------------
                                                                                                     $ 61,652,666
-----------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.9%
-----------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 7.75%, 2006                                                    $     30,000      $     29,984
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.125%, 2016                                                        505,000           490,123
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.5%, 2026                                                        1,130,000         1,081,218
Colorado Health Facilities Authority Rev. (Evangelical Lutheran),
6.9%, 2025                                                                              500,000           564,310
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2013 (c)                                                                         270,000           324,778
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2035                                                                             105,000           113,395
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling Hills),
"A", GNMA, 6%, 2021                                                                     200,000           216,876
Indiana Health Facilities Financing Authority Rev. (Hoosier Care),
7.125%, 2034                                                                            800,000           812,912
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives
Project), 9.25%, 2011 (c)                                                               480,000           599,400
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives
Project), "A", 5.5%, 2025                                                               275,000           285,654
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae),
"A", 7.375%, 2027                                                                       930,000           967,925
Montana Facility Finance Authority Rev. (Senior Living St. Johns
Lutheran), "A", 6.125%, 2036                                                            170,000           177,582
Shelby County, TN, Health Educational Rev. (Germantown Village),
7.25%, 2034                                                                             385,000           414,453
                                                                                                     ------------
                                                                                                     $  6,078,610
-----------------------------------------------------------------------------------------------------------------
Human Services - 0.6%
-----------------------------------------------------------------------------------------------------------------
Louisiana Local Government Environmental Facilities & Community
Development (Westside Rehab Center Project), "B", 6.5%, 2013                       $    450,000      $    452,529
Nassau County, NY, Industrial Development Civic (Special Needs
Facilities), 6.1%, 2012                                                                 225,000           232,776
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando
Healthcare Facilities), 9%, 2031                                                      1,000,000         1,103,860
                                                                                                     ------------
                                                                                                     $  1,789,165
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.8%
-----------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.),
7%, 2012                                                                           $    300,000      $    319,158
New York, NY, Industrial Development Agency Rev. (American
Airlines, Inc.), 7.625%, 2025                                                           970,000         1,139,362
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.),
"B", 5.65%, 2035                                                                      1,000,000         1,003,940
                                                                                                     ------------
                                                                                                     $  2,462,460
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.7%
-----------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.),
5.7%, 2033                                                                         $  1,000,000      $  1,070,150
Red River Authority, TX, Pollution Control Rev. (Celanese Project),
"B", 6.7%, 2030                                                                       1,000,000         1,097,620
                                                                                                     ------------
                                                                                                     $  2,167,770
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.5%
-----------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), "A-2", 5.4%, 2025                          $    215,000      $    228,618
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw
Environmental), 7.45%, 2017                                                           2,500,000         2,602,450
Charles City County, VA, Industrial Development Authority, Solid
Waste Disposal Facility Rev. (Waste Management, Inc.),
6.25%, 2027                                                                             500,000           544,435
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste
Management, Inc.), 5.7%, 2018                                                           230,000           253,177
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste
Management, Inc.), 6.85%, 2029                                                          150,000           162,371
Massachusetts Development Finance Agency Rev. (Waste
Management, Inc.), "B", 6.9%, 2029                                                      300,000           324,165
Nevada Department of Business & Industry Rev. (Republic Services,
Inc.), 5.625%, 2026                                                                     450,000           492,084
                                                                                                     ------------
                                                                                                     $  4,607,300
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.0%
-----------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem
Steel), 8%, 2024 (d)                                                               $  3,000,000      $        300
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.6%
-----------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX
Corp.), 5.4%, 2017                                                                 $    500,000      $    538,940
Gulf Coast, TX, Industrial Development Authority (Valero Energy
Corp.), 5.6%, 2031                                                                      500,000           517,705
Hardeman County, TN, Correctional Facilities Corp. (Corrections
Corp. of America), 7.375%, 2017                                                         500,000           513,895
Massachusetts Development Finance Agency Rev., Resource
Recovery (Fluor Corp.), 5.625%, 2019                                                  2,895,000         3,033,699
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.),
5.6%, 2017                                                                            1,300,000         1,346,722
Park Creek Metropolitan District, CO, (Custodial Receipts), "CR-2",
7.875%, 2032 (n)                                                                        400,000           444,960
Pennsylvania Economic Development Financing Authority Rev
(Amtrak), 6.125%, 2021                                                                  550,000           592,939
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific
Corp.), 5.7%, 2026                                                                      980,000         1,024,825
                                                                                                     ------------
                                                                                                     $  8,013,685
-----------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.2%
-----------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal
Rev. (Georgia Pacific Corp.), 5.75%, 2028                                          $    260,000      $    266,139
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A",
6.25%, 2012 (c)                                                                         900,000         1,019,106
Mobile, AL, Industrial Development Board Improvement Rev
(International Paper Co.), "B", 6.45%, 2019                                           2,000,000         2,124,640
Navajo County, AZ, Industrial Development Authority Rev. (Stone
Container Corp.), 7.4%, 2026                                                          1,500,000         1,530,420
Navajo County, AZ, Industrial Development Authority Rev. (Stone
Container Corp.), 7.2%, 2027                                                            500,000           515,920
Onondaga County, NY, Industrial Development Authority Rev.,
Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014                           900,000           943,929
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                                     550,000           551,056
                                                                                                     ------------
                                                                                                     $  6,951,210
-----------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
-----------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports
Museum), 6.125%, 2019                                                              $    265,000      $    274,214
-----------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.8%
-----------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A",
6.6%, 2021                                                                         $    300,000      $    323,334
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A",
6.7%, 2028                                                                              400,000           431,360
Baltimore, MD, Convention Center Hotel Rev., "A", XLCA,
5.25%, 2039                                                                             555,000           596,692
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                             640,000           639,981
San Antonio, TX, Convention Center, Hotel Financial Corp.,
Contract Rev. (Empowerment Zone), "A", AMBAC, 5%, 2034                                  490,000           505,783
Toledo Lucas County, OH, Port Authority Development Rev
(Northwest Ohio Bond Fund), "C", 5.125%, 2025                                            65,000            66,061
                                                                                                     ------------
                                                                                                     $  2,563,211
-----------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.2%
-----------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev
(Andrews Place II Apartments), FSA, 5%, 2035                                       $    150,000      $    153,404
Bay County, FL, Housing Finance Authority, Multi-Family Rev
(Andrews Place II Apartments), FSA, 5.1%, 2046                                          275,000           281,023
California Statewide Communities Development Authority Rev
(Irvine Apartments), 5.25%, 2025                                                      1,000,000         1,026,010
Charter Mac Equity Issuer Trust, 6.625%, 2009 (n)                                     2,000,000         2,119,820
Eaglebend, CO, Affordable Housing Corp., 6.2%, 2007 (c)                               1,000,000         1,038,500
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (n)                                  1,000,000         1,057,040
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (n)                                    500,000           508,445
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments
II), FNMA, 5.25%, 2039                                                                  320,000           329,898
Munimae TE Bond Subsidiary LLC, "A-2", 4.9%, 2049 (n)                                 2,000,000         2,029,040
Newark, NJ, Housing Authority (Port Authority - Newark Marine
Terminal), MBIA, 5.5%, 2028                                                             215,000           236,081
North Charleston, SC, Housing Authority Rev. (Horizon Village),
"A", FHA, 5.15%, 2048                                                                   305,000           307,464
Seattle, WA, Housing Authority Rev., Capped Fund Program (High
Rise Rehab), "I", FSA, 5%, 2025                                                         455,000           463,290
Tampa, FL, Housing Finance Authority, Multi-Family Rev. (Meridian
River Development Corp.), 4.75%, 2026                                                   335,000           340,732
                                                                                                     ------------
                                                                                                     $  9,890,747
-----------------------------------------------------------------------------------------------------------------
Parking - 0.1%
-----------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                      $    100,000      $     59,279
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                           210,000           116,399
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                                           300,000           155,739
                                                                                                     ------------
                                                                                                     $    331,417
-----------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.8%
-----------------------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC,
6%, 2009 (c)                                                                       $  1,015,000      $  1,087,654
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA,
5.25%, 2042                                                                             220,000           233,204
Miami Dade County, FL, Transportation Systems, "N", XLCA,
5%, 2022                                                                              1,130,000         1,210,931
                                                                                                     ------------
                                                                                                     $  2,531,789
-----------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 3.5%
-----------------------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM,
8.875%, 2011 (c)                                                                   $  2,510,000      $  3,065,287
Brevard County, FL, Housing Finance Authority Rev., "B", GNMA,
6.5%, 2022                                                                              141,000           141,618
Calcasieu Parish, LA, Public Trust Authority, Single Family
Mortgage Rev., "A", GNMA, 6.05%, 2032                                                   430,000           462,444
California Rural Home Mortgage Finance Authority Rev., GNMA,
6.55%, 2030                                                                              85,000            85,288
Chicago, IL, Single Family Mortgage Rev., "C", GNMA,
7.05%, 2030                                                                              10,000            10,193
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                             365,000            79,917
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023                                                                            280,000           299,552
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.75%, 2030                                                                             400,000           409,768
Lee County, FL, Housing Finance Authority Rev. (Multi-County
Program), "A-4", GNMA, 7%, 2031                                                          10,000            10,050
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA,
6.2%, 2034                                                                               65,000            65,975
Nortex Housing Finance Corp., TX, Single Family Mortgage Backed
Securities Rev., "A", GNMA, 5.5%, 2038                                                  785,000           833,529
Pima County, AZ, Industrial Development Authority Rev., "B-1",
GNMA, 7.05%, 2030                                                                       160,000           160,715
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.45%, 2029                                                                  495,000           502,544
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.9%, 2035                                                                   230,000           248,658
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.25%, 2035                                                                  115,000           123,453
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.8%, 2036                                                                   585,000           643,927
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 6.875%, 2026                                                                60,000            61,062
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 5.75%, 2037                                                                190,000           207,364
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 6%, 2035                                                                   365,000           399,222
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 5.5%, 2037                                                                 335,000           356,108
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-4", GNMA, 5.85%, 2037                                                                365,000           399,091
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.8%, 2027                                                                 280,000           296,526
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.7%, 2036                                                                 590,000           644,215
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.9%, 2037                                                                 140,000           153,889
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-6", GNMA, 5.65%, 2036                                                                445,000           467,455
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B", GNMA, 5.45%, 2027                                                                  325,000           347,019
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-2", GNMA, 6.45%, 2033                                                                285,000           305,617
                                                                                                     ------------
                                                                                                     $ 10,780,486
-----------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.5%
-----------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage, MBIA,
0%, 2028                                                                           $  1,670,000      $    547,677
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                   30,000            30,299
Colorado Housing & Finance Authority Rev., 6.875%, 2028                                  60,000            60,303
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                    70,000            70,924
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                             15,000            15,429
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                             7,000             7,143
Colorado Housing & Finance Authority Rev., "A-2", AMBAC,
6.6%, 2028                                                                              250,000           262,030
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                            105,000           109,295
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                            90,000            92,381
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                              35,000            36,124
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                            160,000           166,320
Colorado Housing & Finance Authority Rev., "C-2", FHA,
6.6%, 2032                                                                              150,000           153,821
Colorado Housing & Finance Authority Rev., "C-3", FHA,
6.375%, 2033                                                                             80,000            81,571
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
"B-2", GNMA, 7.55%, 2031                                                                 60,000            61,648
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.4%, 2032                                                                        115,000           115,899
Minnesota Housing Finance Agency Rev., Residential Housing
Finance, "B", 4.8%, 2023                                                                165,000           165,215
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032                                    185,000           188,541
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA, 6.7%, 2030                                165,000           169,381
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                                    160,000           164,530
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034                                     95,000           100,351
New Hampshire Housing Finance Authority Rev., "B",
5.875%, 2030                                                                             95,000            95,390
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                            80,000            80,286
New Hampshire Housing Finance Authority Rev., "B", 6.5%, 2035                           705,000           766,878
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA,
6.35%, 2033                                                                             165,000           170,457
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030                             60,000            60,795
New Mexico Mortgage Finance Authority Rev., GNMA,
6.25%, 2032                                                                             335,000           347,140
New Mexico Mortgage Finance Authority, "N", GNMA,
5.95%, 2037                                                                             440,000           475,886
North Dakota Housing Finance Agency Rev., Housing Finance, "A",
5%, 2033                                                                                340,000           340,619
Ohio Housing Finance Agency Mortgage Rev., Residential
Mortgage Backed, "C", GNMA, 5.9%, 2035                                                  420,000           437,653
Oklahoma County Home Finance Mortgage Backed, "N", GNMA,
5.4%, 2038                                                                              565,000           598,160
Oklahoma Housing Finance Agency Rev., 6.65%, 2029                                       350,000           358,344
Texas Affordable Housing Corp., Single Family Mortgage Rev.,
GNMA, "B", 5.25%, 2039                                                                  520,000           550,410
Texas Housing & Community Affairs, Residential Mortgage Rev.,
GNMA, 7.1%, 2021                                                                        685,000           712,784
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                                   235,000           236,530
                                                                                                     ------------
                                                                                                     $  7,830,214
-----------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
-----------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource
Recovery Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                  $    500,000      $    521,435
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                                  830,000           835,984
Massachusetts Development Finance Agency Rev. (Ogden Haverhill
Associates), "A", 6.7%, 2014                                                            700,000           764,141
Massachusetts Industrial Finance Agency, Resource Recovery Rev
(Ogden Haverhill Associates), "A", 5.6%, 2019                                         1,000,000         1,040,910
                                                                                                     ------------
                                                                                                     $  3,162,470
-----------------------------------------------------------------------------------------------------------------
State & Agency - Other - 0.8%
-----------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Visual & Performing
Arts), 6%, 2021                                                                    $  1,000,000      $  1,206,960
State of Michigan, COP, AMBAC, 5.5%, 2010 (c)                                         1,250,000         1,333,313
                                                                                                     ------------
                                                                                                     $  2,540,273
-----------------------------------------------------------------------------------------------------------------
State & Local Agencies - 5.9%
-----------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                             $    760,000      $    821,416
Alabama Public School & College, Capital Improvement, "D",
6%, 2015                                                                              2,850,000         3,071,445
Chicago, IL, Public Building Commission Rev., FGIC,
5.25%, 2016 (u)                                                                       3,000,000         3,350,190
Chicago, IL, Public Building Commission Rev., FGIC,
5.25%, 2017 (u)                                                                       2,500,000         2,807,675
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., Enhanced, "A", 5%, 2045                                                           325,000           333,538
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., Enhanced, "B", 5.375%, 2010 (c)                                                 1,500,000         1,593,600
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
Rev., Enhanced, "B", 5.5%, 2013 (c)                                                   1,075,000         1,193,573
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC,
6%, 2017                                                                                500,000           539,870
New Jersey Transportation Trust Fund Authority, Capital
Appreciation Transportation Systems, "C", AMBAC, 0%, 2028                             1,115,000           415,215
New York Urban Development Corp., Correctional Facilities Service
Contract C, AMBAC, 5.875%, 2009 (c)                                                   1,000,000         1,060,640
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015                                525,000           609,420
Virginia College Building Authority, VA, Public Higher Education
Financing, "A", 5.75%, 2009 (c)                                                       2,295,000         2,431,966
                                                                                                     ------------
                                                                                                     $ 18,228,548
-----------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.9%
-----------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev.,
7.95%, 2030                                                                        $    650,000      $    689,436
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                             675,000           716,499
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                            700,000           743,407
Massachusetts Educational Financing Authority, Refunding Issue G,
"A", MBIA, 6.1%, 2018                                                                   505,000           518,918
                                                                                                     ------------
                                                                                                     $  2,668,260
-----------------------------------------------------------------------------------------------------------------
Tax - Other - 1.1%
-----------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2024                                                                         $    250,000      $    263,010
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2029                                                                             450,000           484,745
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2031                                                                              200,000           211,292
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2034                                                                             300,000           321,552
New York, NY, Transitional Finance Authority Rev., Future Tax
Secured, "A", 6%, 2009 (c)                                                            2,000,000         2,154,840
                                                                                                     ------------
                                                                                                     $  3,435,439
-----------------------------------------------------------------------------------------------------------------
Tax Assessment - 2.1%
-----------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.1%, 2014                                                                 $     75,000      $     77,084
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.6%, 2023                                                                       50,000            52,835
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                        1,000,000         1,026,860
Fishhawk Community Development District, FL, 5.125%, 2009                               265,000           265,647
Greyhawk Landing Community Development, FL, Special
Assessment, "B", 6.25%, 2009                                                            100,000           101,318
Katy, TX, Development Authority Rev., 5.8%, 2011                                        780,000           803,704
Katy, TX, Development Authority Rev., "B", 6%, 2018                                   1,200,000         1,241,496
Killarney, FL, Community Development District, Special Assessment,
"B", 5.125%, 2009                                                                       205,000           205,338
Lakes by the Bay South Community Development District, FL, Rev.,
"B", 5.3%, 2009                                                                         255,000           255,658
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes),
5.45%, 2037                                                                              50,000            50,773
Noblesville, IN, Redevelopment Authority Lease Rental,
5.25%, 2025                                                                             455,000           484,807
Panther Trace II, Community Development District, FL, Special
Assessment, "B", 5%, 2010                                                               655,000           655,059
Parkway Center, Community Development District, FL, Special
Assessment, "B", 5.625%, 2014                                                           935,000           954,831
Preserve at Wilderness Lake, FL, Community Development District,
Capital Improvement, "B", 5%, 2009                                                      110,000           110,341
Renaissance Community Development District, FL, Special
Assessment, "B", 6.25%, 2008                                                            120,000           120,884
Tuscany Reserve Community Development District, FL, Special
Assessment, "B", 5.25%, 2016                                                            185,000           189,375
                                                                                                     ------------
                                                                                                     $  6,596,010
-----------------------------------------------------------------------------------------------------------------
Tobacco - 2.0%
-----------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                       $  1,015,000      $  1,085,827
California County, CA, Tobacco Securitization Agency, Capital
Appreciation Asset Backed (Gold Country), 0%, 2033                                    1,655,000           361,071
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A",
0%, 2050                                                                              4,000,000           266,680
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B",
0%, 2055                                                                              2,000,000            70,340
District of Columbia, Tobacco Settlement Capital Appreciation, "A",
0%, 2046                                                                              2,215,000           197,046
District of Columbia, Tobacco Settlement, 6.25%, 2024                                   385,000           409,625
Guam Economic Development Authority, 5%, 2022                                           115,000           115,308
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset
Backed, "B", 5.3%, 2011 (c)                                                             750,000           798,578
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset
Backed, "B", 0% to 2007, 5.6% to 2034                                                   615,000           597,208
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                      415,000           434,219
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                    660,000           693,878
Northern Tobacco Securitization Corp., AK, Asset Backed, "A",
5%, 2046                                                                                455,000           453,621
South Carolina Tobacco Settlement Authority, 6.375%, 2028                               500,000           536,680
Washington Tobacco Settlement Authority, 6.5% to 2026                                    70,000            76,871
                                                                                                     ------------
                                                                                                     $  6,096,952
-----------------------------------------------------------------------------------------------------------------
Toll Roads - 0.5%
-----------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., Unrefunded, "C", MBIA,
6.5%, 2016                                                                         $    235,000      $    274,306
New Jersey Turnpike Authority Rev., "C", MBIA, ETM,
6.5%, 2016 (c)                                                                           80,000            93,728
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation, "B", AMBAC, 0%, 2018                                                      750,000           422,858
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road
Rev., ETM, 0%, 2009 (c)                                                               1,000,000           921,710
                                                                                                     ------------
                                                                                                     $  1,712,602
-----------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.4%
-----------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA,
6.25%, 2009 (c)                                                                    $  1,000,000      $  1,071,670
New Jersey Economic Development Authority Rev., Transportation
Project Sublease, "A", FSA, 6%, 2009 (c)                                                325,000           344,666
Pennsylvania Turnpike Commission Oil, "A", AMBAC, 5.25%, 2018                           850,000           886,338
Pennsylvania Turnpike Commission Oil, "A", AMBAC, ETM,
5.25%, 2018 (c)                                                                       1,150,000         1,191,872
Utah Tranauth Sales Tax Rev., "C", 5.25%, 2029                                          810,000           943,059
                                                                                                     ------------
                                                                                                     $  4,437,605
-----------------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.2%
-----------------------------------------------------------------------------------------------------------------
Alabama Private Colleges & Universities, Facilities Authority Rev
(Tuskegee University), ASSD GTY, 4.75%, 2026                                       $  1,000,000      $  1,023,590
Amherst, NY, Industrial Development Agency Rev. (Daemen
College), "A", 6%, 2011 (c)                                                           1,000,000         1,120,120
Arkansas Technical University Rev., Housing Systems, "N",
AMBAC, 5%, 2036                                                                         165,000           173,484
California Educational Facilities Authority Rev. (L.A. College of
Chiropractic), 5.6%, 2017                                                               250,000           246,423
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                            1,650,000         1,981,106
Illinois Finance Authority Rev. (University of Chicago), "A",
5%, 2034                                                                                215,000           224,232
Massachusetts Development Finance Agency Rev. (Boston
University), XLCA, 6%, 2059                                                           1,250,000         1,539,188
Massachusetts Development Finance Agency Rev. (Massachusetts
College of Pharmacy), "B", 6.625%, 2010 (c)                                             100,000           110,255
Massachusetts Development Finance Agency Rev. (Olin College),
"B", XLCA, 5.25%, 2033                                                                2,000,000         2,131,720
Northern Illinois University Rev., Auxiliary Facilities Systems,
AMBAC, 5.875%, 2018                                                                   1,370,000         1,444,309
Oregon Facilities Authority Rev. (Linfield College), "A", 5%, 2030                      165,000           169,693
Savannah, GA, Economic Development Authority Rev. (College of
Art & Design, Inc.), 6.5%, 2009 (c)                                                     500,000           547,220
St. Joseph County, IN, Educational Facilities Rev. (University of
Notre Dame), 6.5%, 2026                                                               1,000,000         1,314,250
Upland, IN, Economic Development Rev. (Taylor University),
6%, 2018                                                                                435,000           483,590
Upland, IN, Economic Development Rev. (Taylor University),
6.25%, 2023                                                                             520,000           577,018
                                                                                                     ------------
                                                                                                     $ 13,086,198
-----------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.8%
-----------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev
(Escondido Charter High School), 7.5%, 2011 (c)                                    $    500,000      $    595,030
Clark County, NV, Economic Development Rev. (Alexander Dawson
School), 5.5%, 2009 (c)                                                               1,500,000         1,585,245
Maine Finance Authority, Educational Rev. (Waynflete School),
6.4%, 2019                                                                            1,000,000         1,064,650
Maine Finance Authority, Educational Rev. (Waynflete School),
6.5%, 2029                                                                            1,000,000         1,068,110
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
Academy), 7.625%, 2021                                                                  400,000           425,620
New Hampshire Health & Education (Derryfield School),
6.5%, 2010                                                                              205,000           212,341
Pima County, AZ, Industrial Development Authority Education Rev
(Arizona Charter Schools), "C", 6.75%, 2031                                             500,000           522,985
                                                                                                     ------------
                                                                                                     $  5,473,981
-----------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 0.2%
-----------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther
Creek Partners), 6.65%, 2010                                                       $    550,000      $    575,031
-----------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 5.0%
-----------------------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority, Pollution
Control Rev. (Tucson Electric Power Co.), 5.875%, 2033                             $  1,000,000      $  1,005,740
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility
Co.), "B", 6.3%, 2032                                                                   120,000           130,679
California Pollution Control Financing Authority, Pollution Control
Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                                  1,600,000         1,724,400
Clark County, NV, Industrial Development Rev. (Southwest Gas
Corp.), "A", AMBAC, 4.85%, 2035                                                         730,000           740,629
Connecticut Development Authority, Pollution Control Rev
(Connecticut Light & Power Co.), 5.85%, 2028                                          1,000,000         1,052,770
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                                                    500,000           505,860
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 6.375%, 2022                                                                1,000,000         1,031,110
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 6.3%, 2016                                                               565,000           578,464
Lehigh County, PA, Industrial Development Authority Pollution
Control Rev. (PPL Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                      320,000           328,259
Matagorda County, TX, Pollution Control Rev. (Reliant Energy),
5.95%, 2030                                                                             750,000           771,210
Mecklenburg County, VA, Industrial Development Authority Rev
(UAE Mecklenburg LP), 6.5%, 2017                                                        700,000           772,821
New Hampshire Industrial Development Authority, Pollution Control
Rev. (Connecticut Light & Power), 5.9%, 2016                                            500,000           508,230
Pima County, AZ, Industrial Development Authority Rev. (Tucson
Electric Power Co.), "A", 6.1%, 2025                                                  2,000,000         2,012,880
Pittsylvania County, VA, Industrial Development Authority Rev.,
7.5%, 2014                                                                            2,000,000         2,017,720
Port Morrow, OR, Pollution Control Rev. (Portland General Electric),
5.2%, 2033                                                                              350,000           360,773
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric
Co.), "A", 5.5%, 2022                                                                   500,000           527,230
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf
States), 6.6%, 2028                                                                   1,665,000         1,671,926
                                                                                                     ------------
                                                                                                     $ 15,740,701
-----------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.9%
-----------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011                               $  1,500,000      $  1,707,555
California Department of Water Resources Power Supply Rev., "A",
5.125%, 2012 (c)                                                                        750,000           817,800
Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034                        320,000           338,032
Georgia Municipal Electric Power Authority Rev., MBIA,
6.375%, 2016                                                                          2,000,000         2,387,720
Georgia Municipal Electric Power Authority Rev., MBIA,
6.5%, 2020                                                                            7,350,000         8,926,575
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013                                                                            750,000           815,445
North Carolina Municipal Power Agency, Catawba Electric Rev.,
MBIA, 7%, 2007                                                                        3,250,000         3,276,683
North Carolina Municipal Power Agency, MBIA,
5.25%, 2019 (u)                                                                       3,000,000         3,225,720
                                                                                                     ------------
                                                                                                     $ 21,495,530
-----------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 4.8%
-----------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
7.025%, 2016 (v)(z)                                                                $  1,000,000      $  1,262,660
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010 (c)                         1,170,000         1,281,606
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                    140,000           143,431
Massachusetts Water Resources Authority, 6.5%, 2019                                   5,965,000         7,160,565
Mississippi Development Bank Special Obligations, Grenada, MS,
Water & Sewer Systems Project, "N", FSA, 5%, 2030                                       490,000           515,887
New York Environmental Facilities, 5%, 2016                                             430,000           443,850
New York Environmental Facilities, ETM, 5%, 2016 (c)                                    570,000           586,741
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA,
5.25%, 2022                                                                           2,000,000         2,046,800
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA,
5.25%, 2030                                                                             255,000           273,901
West Virginia Water Development Authority Loan Program, "B",
AMBAC, 4.75%, 2035                                                                      110,000           112,439
West Wilson Utility District, TN, Waterworks Rev., MBIA,
5.25%, 2030                                                                             480,000           514,637
Westmoreland County, PA, Municipal Authority Services Rev., FSA,
5.25%, 2026                                                                             520,000           564,845
                                                                                                     ------------
                                                                                                     $ 14,907,362
-----------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $297,900,637)                                                $318,352,057
-----------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.4%
-----------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien,  "A ",
3.95%, due 10/02/06                                                                $    200,000      $    200,000
Chicago, IL, Midway Airport Rev., Second Lien,  "B ",
3.95%, due 10/02/06                                                                     900,000           900,000
Georgia Municipal Electric Authority Rev., 3.76%, due 10/04/06                          100,000           100,000
Jefferson County, AL, Sewer Rev., Warrants Rev.,  "B-4 ",
3.78%, due 10/05/06                                                                     100,000           100,000
-----------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                 $  1,300,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $299,200,637) (K)                                                $319,652,057
-----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.7%)                                                                (8,362,997)
-----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                  $311,289,060
-----------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/06

                                                                                                  UNREALIZED
                         NOTIONAL                          CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION                AMOUNT         COUNTERPARTY      TO RECEIVE           TO PAY          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07               USD 6,000,000     Merrill Lynch      7-Day BMA     2.795% (fixed rate)       $51,650
                                                                                                    -------

At September 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of September 30, 2006 the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $318,352,057 and 99.59% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,799,286, representing 2.2% of net assets.
(p) Primary inverse floater.
(u) As restated (See Note 8). Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters (See Note 7).
(v) Externally deposited inverse floater.
(z) Restricted securities (excluding 144A issues) are not registered under the Securities Act of 1933 and are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.

The fund holds the following restricted securities:

                                                                               CURRENT
                                              ACQUISITION     ACQUISITION       MARKET       TOTAL % OF
RESTRICTED SECURITIES                             DATE            COST           VALUE       NET ASSETS
-------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev.,
RITES, FGIC, 7.025%, 2016                       4/20/1999      $1,167,100     $1,262,660
Houston, TX, Independent School District,
RITES, 6.525%, 2009                             2/26/1999         524,910        538,180
-------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                   $1,800,840        0.6%
-------------------------------------------------------------------------------------------------------

The following abbreviations are used in this report and are defined:

BMA           Bond Market Assn.
COP           Certificate of Participation
ETM           Escrowed to Maturity

Insurers

AMBAC         AMBAC Indemnity Corp.
ASSD GTY      Assured Guaranty Insurance Co.
CIFG          CDC IXIS Financial Guaranty
FGIC          Financial Guaranty Insurance Co.
FHA           Federal Housing Administration
FNMA          Federal National Mortgage Assn.
FSA           Financial Security Assurance, Inc.
GNMA          Government National Mortgage Assn.
MBIA          MBIA Insurance Corp.
PSF           Permanent School Fund
XLCA          XL Capital Insurance Co.

Inverse Floaters

RIBS          Residual Interest Bonds
RITES         Residual Interest Tax-Exempt Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 9/30/06 (unaudited)
(As Restated - See Note 8)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $299,200,637)                 $319,652,057
Cash                                                                        19,196
Receivable for investments sold                                            292,475
Receivable for fund shares sold                                            802,649
Interest receivable                                                      4,558,821
Unrealized appreciation on interest rate swap agreements                    51,650
Other assets                                                                   926
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $325,377,774
-----------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------
Distributions payable                                                 $    498,242
Payable for investments purchased                                          933,436
Payable to the holder of the floating rate certificate
from trust assets                                                       12,070,000
Payable for fund shares reacquired                                         333,788
Payable to affiliates
  Management fee                                                             7,651
  Shareholder servicing costs                                                7,208
  Distribution and service fees                                             10,461
  Administrative services fee                                                  518
Payable for independent trustees' compensation                              31,067
Payable for interest expense and fees                                       92,031
Accrued expenses and other liabilities                                     104,312
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $ 14,088,714
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $311,289,060
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                       $294,529,113
Unrealized appreciation (depreciation) on investments                   20,503,070
Accumulated net realized gain (loss) on investments                     (3,693,911)
Accumulated distributions in excess of net investment income               (49,212)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $311,289,060
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  36,183,858
-----------------------------------------------------------------------------------------------------

Class A shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                          $244,820,817
  Shares outstanding                                                    28,476,172
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                              $       8.60
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                         $       9.03
-----------------------------------------------------------------------------------------------------

Class B shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                          $ 31,172,882
  Shares outstanding                                                     3,620,465
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                           $       8.61
-----------------------------------------------------------------------------------------------------

Class C shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                          $ 35,295,361
  Shares outstanding                                                     4,087,221
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                           $       8.64
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 9/30/06 (unaudited)
(As Restated - See Note 8)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
Interest income                                                                          $  8,782,023
-----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $    850,323
  Distribution and service fees                                            642,734
  Shareholder servicing costs                                              195,256
  Administrative services fee                                               32,736
  Independent trustees' compensation                                         6,887
  Custodian fee                                                             68,306
  Shareholder communications                                                19,193
  Auditing fees                                                             22,470
  Legal fees                                                                 4,036
  Interest expense and fees                                                224,394
  Miscellaneous                                                             49,538
-----------------------------------------------------------------------------------------------------
Total expenses                                                                           $  2,115,873
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (10,655)
  Reduction of expenses by investment adviser                             (387,303)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                             $  1,717,915
-----------------------------------------------------------------------------------------------------
Net investment income                                                                    $  7,064,108
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $    (79,257)
  Swap transactions                                                         88,204
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                  $      8,947
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $  2,696,571
  Swap transactions                                                       (177,905)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                $  2,518,666
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                   $  2,527,613
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $  9,591,721
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
(Not Restated)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                  SIX MONTHS ENDED         YEAR ENDED
                                                                           9/30/06            3/31/06
CHANGE IN NET ASSETS                                                    (UNAUDITED)
FROM OPERATIONS
-----------------------------------------------------------------------------------------------------
Net investment income                                                 $  7,064,108       $ 14,460,172
Net realized gain (loss) on investments                                      8,947            629,325
Net unrealized gain (loss) on investments                                2,518,666         (2,743,791)
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                  $  9,591,721       $ 12,345,706
-----------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                             $ (5,647,722)      $(11,422,176)
  Class B                                                                 (659,810)        (1,578,544)
  Class C                                                                 (679,762)        (1,359,481)
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $ (6,987,294)      $(14,360,201)
-----------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                     $ (2,897,582)      $ (6,094,125)
-----------------------------------------------------------------------------------------------------
Total change in net assets                                            $   (293,155)      $ (8,108,620)
-----------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------
At beginning of period                                                 311,582,215        319,690,835
At end of period (including accumulated distributions
in excess of net investment income of $49,212 and
$126,026, respectively)                                               $311,289,060       $311,582,215
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS
(As Restated - See Note 8)

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                            SIX MONTHS                                YEARS ENDED 3/31
                                                 ENDED     ----------------------------------------------------------------------
CLASS A                                        9/30/06           2006           2005           2004           2003           2002
                                            (UNAUDITED)
Net asset value, beginning of period        $     8.53     $     8.58     $     8.70     $     8.54     $     8.32     $     8.54
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $     0.20     $     0.41     $     0.42     $     0.41     $     0.41     $     0.44
  Net realized and unrealized gain
  (loss) on investments                           0.07          (0.06)         (0.13)          0.17           0.25          (0.20)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $     0.27     $     0.35     $     0.29     $     0.58     $     0.66     $     0.24
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $    (0.20)    $    (0.40)    $    (0.41)    $    (0.42)    $    (0.44)    $    (0.46)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     8.60     $     8.53     $     8.58     $     8.70     $     8.54     $     8.32
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        3.21(n)        4.18           3.49           6.94           8.00           2.78
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.21(a)        1.17           1.04           1.04           1.05           1.15
Expenses after expense reductions (f)             0.96(a)        0.92           0.79           0.88           0.90           0.91
Expenses after expense reductions
and excluding interest and fees (f)(l)            0.81(a)        0.81           0.79           0.88           0.90           0.91
Net investment income                             4.73(a)        4.71           4.90           4.80           4.85           5.12
Portfolio turnover                                   4              9              8              9             13             15
Net assets at end of period
(000 omitted)                               $  244,821     $  240,212     $  241,850     $  264,797     $  274,442     $  276,719
---------------------------------------------------------------------------------------------------------------------------------

                                            SIX MONTHS                                YEARS ENDED 3/31
                                                 ENDED     ----------------------------------------------------------------------
CLASS B                                        9/30/06           2006           2005           2004           2003           2002
                                            (UNAUDITED)
Net asset value, beginning of period        $     8.54     $     8.59     $     8.72     $     8.55     $     8.33     $     8.55
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $     0.17     $     0.34     $     0.36     $     0.35     $     0.35     $     0.37
  Net realized and unrealized gain (loss)
  on investments                                  0.07          (0.05)         (0.14)          0.18           0.24          (0.20)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $     0.24     $     0.29     $     0.22     $     0.53     $     0.59     $     0.17
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $    (0.17)    $    (0.34)    $    (0.35)    $    (0.36)    $    (0.37)    $    (0.39)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     8.61     $     8.54     $     8.59     $     8.72     $     8.55     $     8.33
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        2.83(n)        3.40           2.60           6.27           7.19           2.00
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.96(a)        1.92           1.79           1.79           1.80           1.90
Expenses after expense reductions (f)             1.71(a)        1.67           1.54           1.63           1.65           1.66
Expenses after expense reductions and
excluding interest and fees (f)(l)                1.56(a)        1.56           1.54           1.63           1.65           1.66
Net investment income                             3.99(a)        3.96           4.15           4.05           4.10           4.37
Portfolio turnover                                   4              9              8              9             13             15
Net assets at end of period
(000 omitted)                               $   31,173     $   36,752     $   43,930     $   52,594     $   59,591     $   61,627
---------------------------------------------------------------------------------------------------------------------------------

                                            SIX MONTHS                                YEARS ENDED 3/31
                                                 ENDED     ----------------------------------------------------------------------
CLASS C                                        9/30/06           2006           2005           2004           2003           2002
                                            (UNAUDITED)
Net asset value, beginning of period        $     8.56     $     8.61     $     8.73     $     8.56     $     8.34     $     8.56
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                 $     0.17     $     0.35     $     0.36     $     0.35     $     0.35     $     0.37
  Net realized and unrealized gain (loss)
  on investments                                  0.08          (0.06)         (0.13)          0.18           0.24          (0.20)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $     0.25     $     0.29     $     0.23     $     0.53     $     0.59     $     0.17
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $    (0.17)    $    (0.34)    $    (0.35)    $    (0.36)    $    (0.37)    $    (0.39)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     8.64     $     8.56     $     8.61     $     8.73     $     8.56     $     8.34
---------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        2.94(n)        3.41           2.72           6.27           7.18           2.00
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)            1.96(a)        1.92           1.79           1.79           1.80           1.90
Expenses after expense reductions (f)             1.71(a)        1.67           1.54           1.63           1.65           1.66
Expenses after expense reductions and
excluding interest and fees (f)(l)                1.56(a)        1.56           1.54           1.63           1.65           1.66
Net investment income                             4.01(a)        4.09           4.15           4.05           4.10           4.37
Portfolio turnover                                   4              9              8              9             13             15
Net assets at end of period
(000 omitted)                               $   35,295     $   34,618     $   33,911     $   37,508     $   39,420     $   36,146
---------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust which is organized as a Massachusetts business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the fund's financial statements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest fluctuations.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

INTEREST EXPENSE AND FEES - Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                                                 3/31/06        3/31/05
Ordinary income (including any short-term capital gains)             $--        $27,254
Tax-exempt income                                             14,360,201     15,355,366
---------------------------------------------------------------------------------------
Total distributions                                          $14,360,201    $15,382,620
---------------------------------------------------------------------------------------

The federal tax cost and the tax basis components of distributable earnings were as follows:

         AS OF 9/30/06
         Cost of investments                             $286,623,352
         ------------------------------------------------------------
         Gross appreciation                               $24,218,758
         Gross depreciation                                (3,260,053)
         ------------------------------------------------------------
         Net unrealized appreciation (depreciation)       $20,958,705
         ------------------------------------------------------------

         AS OF 3/31/06
         Undistributed tax-exempt income                    1,078,782
         Capital loss carryforwards                        (4,190,232)
         Other temporary differences                         (977,077)
         Net unrealized appreciation (depreciation)        18,244,047

The aggregate cost above includes prior fiscal year end tax adjustments.

As of March 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

         3/31/11                                            $(104,559)
         3/31/12                                           (4,085,673)
         ------------------------------------------------------------
                                                          $(4,190,232)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund's, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended September 30, 2006, this waiver amounted to $386,511 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended September 30, 2006 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $18,175 for the six months ended September 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                             TOTAL       ANNUAL    DISTRIBUTION
          DISTRIBUTION     SERVICE    DISTRIBUTION    EFFECTIVE     AND SERVICE
              FEE RATE    FEE RATE         PLAN(D)      RATE(E)             FEE
Class A          0.10%       0.25%           0.35%        0.25%        $301,103
Class B          0.75%       0.25%           1.00%        1.00%        $167,240
Class C          0.75%       0.25%           1.00%        1.00%        $174,391
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                    $642,734

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2006, based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2006, were as follows:

                                                     AMOUNT
                   Class A                          $41,281
                   Class B                          $37,211
                   Class C                           $2,497

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2006, the fee was $149,038, which equated to 0.0964% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended September 30, 2006, these costs amounted to $9,745. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended September 30, 2006 was equivalent to an annual effective rate of 0.0212% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $1,462. This amount is included in Independent Trustees' compensation for the six months ended September 30, 2006. The deferred liability for retirement benefits payable to certain retired Trustees amounted to $29,676 at September 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended September 30, 2006, the fee paid to Tarantino LLC was $793. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $792, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $12,596,052 and $14,442,586, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                          SIX MONTHS ENDED                  YEAR ENDED
                                              9/30/06                         3/31/06
                                       SHARES          AMOUNT          SHARES          AMOUNT
Shares sold
  Class A                             2,420,313     $20,576,802       3,325,237     $28,649,761
  Class B                               138,300       1,178,929         537,071       4,625,461
  Class C                               389,852       3,334,329         633,255       5,472,817
-----------------------------------------------------------------------------------------------
                                      2,948,465     $25,090,060       4,495,563     $38,748,039

Shares issued to shareholders in
reinvestment of distributions
  Class A                               365,121      $3,110,738         734,629      $6,332,181
  Class B                                39,868         340,118          90,476         781,204
  Class C                                52,240         446,779         104,388         902,609
-----------------------------------------------------------------------------------------------
                                        457,229      $3,897,635         929,493      $8,015,994

Shares reacquired
  Class A                            (2,484,138)   $(21,133,649)     (4,066,222)   $(34,988,521)
  Class B                              (862,024)     (7,343,732)     (1,435,040)    (12,389,239)
  Class C                              (398,709)     (3,407,896)       (634,387)     (5,480,398)
-----------------------------------------------------------------------------------------------
                                     (3,744,871)   $(31,885,277)     (6,135,649)   $(52,858,158)

Net change
  Class A                               301,296      $2,553,891          (6,356)        $(6,579)
  Class B                              (683,856)     (5,824,685)       (807,493)     (6,982,574)
  Class C                                43,383         373,212         103,256         895,028
-----------------------------------------------------------------------------------------------
                                       (339,177)    $(2,897,582)       (710,593)    $(6,094,125)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended September 30, 2006, the fund's commitment fee and interest expense were $943 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) INVERSE FLOATERS

The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". At September 30, 2006, the fund's Statement of Assets and Liabilities impact was as follows:

         PAYABLE TO THE
          HOLDER OF THE    WEIGHTED AVERAGE INTEREST
          FLOATING RATE        RATE ON FLOATING RATE    VALUE OF BONDS
       CERTIFICATE FROM       CERTIFICATES ISSUED BY    TRANSFERRED TO
           TRUST ASSETS                    THE TRUST         THE TRUST
            $12,070,000                        2.95%       $26,640,611

Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

(8) RESTATEMENT INFORMATION

After the fund issued its September 30, 2006 financial statements, the fund determined that the criteria for sale accounting in FASB Statement No. 140 had not been met for certain transfers of municipal bonds during the period ended September 30, 2006 and that its transfers of municipal bonds in connection with self-deposited inverse floaters should have been accounted for as secured borrowings rather than as sales. Accordingly, the fund has restated the Statement of Assets and Liabilities, including the Portfolio of Investments, as of September 30, 2006, the related Statement of Operations for the period then ended, and certain Financial Highlights for each of the applicable periods in the five years then ended, to give effect to this change, including recording interest on the bonds as interest income and interest paid to the holder of the floating rate certificate from trust assets as interest expense in the Statement of Operations. The fund's Statement of Changes in Net Assets was not restated. The restatement did not affect the fund's reported net investment income, past performance, average annual total return or net asset value.

                                                                PREVIOUSLY
                                                                  REPORTED        RESTATED
STATEMENT OF ASSETS AND
LIABILITIES AT SEPTEMBER 30, 2006 (UNAUDITED)
Investments, identified cost                                  $287,114,162    $299,200,637
Investments, at value                                         $307,582,057    $319,652,057
Interest receivable                                             $4,466,790      $4,558,821
Total assets                                                  $313,215,743    $325,377,774
Payable to the holder of the floating rate certificate from
trust assets                                                           $--     $12,070,000
Payable for interest expense and fees                                  $--         $92,031
Total liabilities                                               $1,926,683     $14,088,714

Unrealized appreciation (depreciation) on investments          $20,519,545     $20,503,070
Accumulated net realized gain (loss) on investments            $(3,710,386)    $(3,693,911)

STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2006 (UNAUDITED)
Interest income                                                 $8,557,629      $8,782,023
Interest expense and fees                                              $--        $224,394
Total expenses                                                  $1,891,479      $2,115,873
Net expenses                                                    $1,493,521      $1,717,915

FINANCIAL HIGHLIGHTS

                                             SIX MONTHS ENDED                  YEAR ENDED
                                            SEPTEMBER 30, 2006               MARCH 31, 2006
                                                (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS:        PREVIOUSLY                     PREVIOUSLY
                                           REPORTED      RESTATED         REPORTED     RESTATED
CLASS A
Expenses before expense reductions          1.06(a)       1.21(a)             1.06         1.17
Expenses after expense reductions           0.81(a)       0.96(a)             0.81         0.92

CLASS B
Expenses before expense reductions          1.81(a)       1.96(a)             1.81         1.92
Expenses after expense reductions           1.56(a)       1.71(a)             1.56         1.67

CLASS C
Expenses before expense reductions          1.81(a)       1.96(a)             1.81         1.92
Expenses after expense reductions           1.56(a)       1.71(a)             1.56         1.67

(a) Annualized.

While the "Statement of Assets and Liabilities" as of March 31, 2005, 2004, 2003 and 2002 (not presented herein) has not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable to the holder of the floating rate certificate from trust assets by corresponding amounts each year end, with no effect on previously reported net assets. The "Statement of Operations" for the years ended March 31, 2005, 2004, 2003 and 2002 (not presented herein) has not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on previously reported net investment income.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

(Not Restated)

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole,
(vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                       Public Reference Room
                       Securities and Exchange Commission
                       100 F Street, NE, Room 1580
                       Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

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Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Act") as conducted within 90 days of the filing of this amended report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed below, subsequent to September 30, 2006, the registrant has applied the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("FAS 140") to certain inverse floating rate obligations, as described below.

Subsequent to the registrant's filing of the report on Form N-CSR for its fiscal year ended September 30, 2006 on December 6, 2006, the registrant's principal executive officer and principal financial officer became aware that other investment companies (not affiliated with the registrant) that had transferred municipal bonds to special purpose trusts for the purpose of investing in municipal securities commonly referred to as "inverse floaters" and that had accounted for such transfers as "sales" in accordance with what the registrant understands was common practice in the mutual fund industry, had received a comment from their independent public accountants questioning the sale treatment that had been previously applied by such investment companies to such transfers. In response to these comments, certain of these investment companies restated their financial statements to apply the provisions of FAS 140 to the transfers of such municipal bonds in connection with their investments in inverse floaters. The registrant had likewise accounted for such transfers as "sales". Registrant's chief executive officer and chief financial officer note that other investment companies that invested in similar securities over the same time periods had been accounting for such transfers in a similar manner as the registrant. After a review of this matter with the registrant's independent public accountants, registrant applied FAS 140 to such transfers and restated its financial statements for those series of the registrant that invest in inverse floaters for the fiscal year ended September 30, 2006.

Subsequent to the filing of the registrant's Form N-CSR for the fiscal year ended September 30, 2006, and prior to the date hereof, the registrant's internal controls over financial reporting were modified to document the revised accounting treatment of these transactions, and such documentation included an analysis in accordance with FAS 140 of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

The registrant's independent public accountants have advised the registrant that its controls related to the review and analysis of the relevant terms and conditions of certain transfers of securities related to inverse floaters failed to operate effectively to determine whether the transfers qualified for sale accounting and that such failure constitutes a control deficiency that represents a material weakness in internal control over financial reporting as of September 30, 2006. It is the view of the registrant's chief executive officer and chief financial officer that at the time sale accounting treatment was applied to such transfers that treatment was appropriate and in accordance with accounting practices followed in the mutual fund industry with respect to such transfers. Registrant's chief executive officer and chief financial officers also note that the revised accounting treatment and restatement to the registrant's financial statements did not impact the net asset values of the shares of the series of the registrant investing in these securities, reported net income, past performance or the total returns for such series for any period.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
    78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference:
    Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 20, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 20, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 20, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.